                                     BROAD INDEX PROFUNDS
                                       Bull
                                       OTC
                                       UltraBull
                                       UltraMid-Cap
                                       UltraSmall-Cap
                                       UltraOTC
                                       UltraEurope
                                       UltraJapan

                                     BEARISH PROFUNDS
                                       Bear
                                       UltraBear
                                       UltraShort OTC

                                     ULTRASECTOR PROFUNDS
                                       Biotechnology
                                       Energy
                                       Financial
                                       Healthcare
                                       Internet
                                       Pharmaceuticals
                                       Real Estate
                                       Semiconductor
                                       Technology
                                       Telecommunications
                                       Utilities
                                       Wireless Communications

                                     MONEY MARKET PROFUND


Semi-Annual Report
June 30, 2001

[LOGO]
ProFunds/SM/

                               Table of Contents

--------------------------------------------------------------------------------

         Letter to the Shareholders.........................................   1

         Schedule of Portfolio Investments and Financial Statements

           Bull ProFund.....................................................   3

           OTC ProFund......................................................  12

           UltraBull ProFund................................................  18

           UltraMid-Cap ProFund.............................................  27

           UltraSmall-Cap ProFund...........................................  36

           UltraOTC ProFund.................................................  48

           UltraEurope ProFund..............................................  54

           UltraJapan ProFund...............................................  59

           Bear ProFund.....................................................  64

           UltraBear ProFund................................................  69

           UltraShort OTC ProFund...........................................  74

           Biotechnology UltraSector ProFund................................  79

           Energy UltraSector ProFund.......................................  84

           Financial UltraSector ProFund....................................  89

           Healthcare UltraSector ProFund...................................  95

           Internet UltraSector ProFund..................................... 101

           Pharmaceuticals UltraSector ProFund.............................. 106

           Real Estate UltraSector ProFund.................................. 111

           Semiconductor UltraSector ProFund................................ 116

           Technology UltraSector ProFund................................... 121

           Telecommunications UltraSector ProFund........................... 127

           Utilities UltraSector ProFund.................................... 132

           Wireless Communications UltraSector ProFund...................... 137

           Money Market ProFund............................................. 142

         Notes to Financial Statements...................................... 146

         Cash Management Portfolio

           Schedule of Portfolio Investments................................ 153

           Statement of Assets and Liabilities.............................. 157

           Statement of Operations.......................................... 157

           Statements of Changes in Net Assets.............................. 158

           Financial Highlights............................................. 159

           Notes to Financial Statements.................................... 160

--------------------------------------------------------------------------------

PROFUNDS

                           Message from the Chairman

Dear Shareholders:

  I am pleased to present the Semi-Annual Report to Shareholders of ProFunds for the six months ended June 30, 2001.

  The first six months of the year, in most respects, were a continuation of the previous nine. The downward trend in the broad equity markets continued, although at a slower pace. Technology stocks continued to slide. Corporate earnings reports, apart from a few bright spots, were largely negative. And the U.S. economy experienced its slowest quarterly growth in eight years. On the positive side, economic indicators have recently "turned mixed" from being universally negative, according to Federal Reserve Chairman Alan Greenspan.

  ProFunds thanks you for placing your confidence in us during this period of uncertainty and has sought to sustain your confidence by fulfilling your investment expectations and delivering enhanced services and new investment tools.

Positive correlation, positive cash flow

  Importantly, ProFunds continued its success in meeting daily investment objectives. For the past six months, the average statistical correlation of the ProFunds was .99, with 1.00 being a perfect correlation.

  And despite the recent market volatility, shareholders have remained confident in ProFunds as the funds experienced a net cash flow of $713 million through June 30.

New--and faster--trading options

  We developed new and improved ways for you to access and maintain accounts. We have upgraded the speed of our online trading system and expanded it to accommodate group trades. If you manage a group of ProFund accounts, you can trade them in a single transaction and view detailed information about the group on one screen.

Funds for today's market

  Recent market experience has suggested the potential importance of allowing investors to "slice" the investment spectrum between the growth- and value-side of the equity market. These two sides of the equity markets have frequently called to mind a seesaw--when one was up, the other was down. Many investors have also suggested unleveraged, less volatile index funds that, consistent with ProFunds' heritage, were unrestricted in frequency of trading.

  With this in mind, ProFunds plans to make six new ProFunds available in September. All of them, the Mid-Cap, Small-Cap, Mid-Cap Growth, Small-Cap Growth, Mid-Cap Value and Small-Cap Value ProFunds, are designed to match the performance of their underlying indexes.

And, finally

  In the next six months, we plan to introduce new, easier-to-read transaction confirmation and quarterly statements. We also will unveil a new internet site with more useful information about ProFunds, a faster navigation system and a redesigned look.

  In the pages that follow you'll find a detailed discussion of ProFunds and their performance for the first six months of 2001. We encourage you to read this material carefully. Again, we deeply appreciate your confidence and support. If you have any questions, please feel free to call us at 1-888-PRO-FNDS.

Sincerely,

                                                            /s/ Michael L. Sapir
Michael L. Sapir
Chairman

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2001
(Unaudited)

 Common Stocks (93.6%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Abbott Laboratories......................................... 1,956  $   93,908
 ADC Telecommunications, Inc.*...............................   984       6,494
 Adobe Systems, Inc. ........................................   300      14,100
 Advanced Micro Devices, Inc.*...............................   432      12,476
 AES Corp.*..................................................   672      28,930
 Aetna, Inc.*................................................   180       4,657
 AFLAC, Inc. ................................................   666      20,972
 Agilent Technologies, Inc.*.................................   576      18,720
 Air Products & Chemicals, Inc. .............................   288      13,176
 Alberto-Culver Co. .........................................    72       3,027
 Albertson's, Inc. ..........................................   510      15,295
 Alcan Aluminium Ltd. .......................................   402      16,892
 Alcoa, Inc. ................................................ 1,086      42,789
 Allegheny Energy, Inc. .....................................   156       7,527
 Allegheny Technologies, Inc. ...............................   102       1,845
 Allergan, Inc. .............................................   168      14,364
 Allied Waste Industries, Inc.*..............................   246       4,595
 Allstate Corp. .............................................   912      40,119
 Alltel Corp. ...............................................   396      24,259
 Altera Corp.*...............................................   486      14,094
 Ambac Financial Group, Inc. ................................   132       7,682
 Amerada Hess Corp. .........................................   114       9,211
 Ameren Corp. ...............................................   174       7,430
 American Electric Power, Inc. ..............................   408      18,837
 American Express Co. ....................................... 1,668      64,718
 American General Corp. .....................................   630      29,264
 American Greetings Corp.--Class A...........................    78         858
 American Home Products Corp. ............................... 1,656      96,777
 American International Group, Inc. ......................... 2,940     252,840
 American Power Conversion Corp.*............................   246       3,875
 Amgen, Inc.*................................................ 1,314      79,733
 AMR Corp.*..................................................   192       6,937
 AmSouth Bancorporation......................................   468       8,653
 Anadarko Petroleum Corp. ...................................   318      17,182
 Analog Devices*.............................................   456      19,722
 Andrew Corp.*...............................................   102       1,882
 Anheuser-Busch Cos., Inc. .................................. 1,134      46,721
 AOL-Time Warner, Inc.*...................................... 5,586     296,057
 AON Corp. ..................................................   330      11,550
 Apache Corp. ...............................................   156       7,917
 Apple Computer, Inc.*.......................................   438      10,184
 Applera Corp.--Applied Biosystems Group.....................   264       7,062
 Applied Materials, Inc.*.................................... 1,026      50,377
 Applied Micro Circuits Corp.*...............................   378       6,502
 Archer-Daniels-Midland Co. .................................   798      10,374
 Ashland, Inc. ..............................................    90       3,609
 AT&T Corp. ................................................. 4,350      95,700
 Autodesk, Inc. .............................................    66       2,462
 Automatic Data Processing, Inc. ............................   786      39,063
 AutoZone, Inc.*.............................................   144       5,400
 Avaya, Inc.*................................................   360       4,932
 Avery Dennison Corp. .......................................   138       7,045
 Avon Products, Inc. ........................................   300      13,884
 Baker Hughes, Inc. .........................................   426      14,271
 Ball Corp. .................................................    36       1,712
 Bank of America Corp. ...................................... 2,022     121,381
 Bank of New York Co., Inc. .................................   930      44,640
 Bank One Corp. ............................................. 1,470      52,626
 Bard (C.R.), Inc. ..........................................    66       3,759

  Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

  Barrick Gold Corp. ........................................   498  $    7,545
  Bausch & Lomb, Inc. .......................................    66       2,392
  Baxter International, Inc. ................................   750      36,750
  BB&T Corp. ................................................   516      18,937
  Bear Stearns Cos., Inc. ...................................   132       7,784
  Becton, Dickinson & Co. ...................................   324      11,596
  Bed Bath & Beyond, Inc.*...................................   366      10,980
  BellSouth Corp. ........................................... 2,364      95,198
  Bemis Co., Inc. ...........................................    66       2,651
  Best Buy Co., Inc.*........................................   264      16,769
  Big Lots, Inc.*............................................   144       1,970
  Biogen, Inc.*..............................................   186      10,111
  Biomet, Inc. ..............................................   228      10,958
  Black & Decker Corp. ......................................   102       4,025
  Block H & R, Inc. .........................................   114       7,359
  BMC Software, Inc.*........................................   306       6,897
  Boeing Co. ................................................ 1,098      61,049
  Boise Cascade Corp. .......................................    72       2,532
  Boston Scientific Corp.*...................................   504       8,568
  Bristol-Myers Squibb Co. .................................. 2,448     128,030
  Broadcom Corp.--Class A*...................................   330      14,111
  BroadVision, Inc.*.........................................   342       1,710
  Brown-Forman Corp. ........................................    84       5,371
  Brunswick Corp. ...........................................   108       2,595
  Burlington Northern Santa Fe Corp. ........................   492      14,844
  Burlington Resources, Inc. ................................   264      10,547
  Cabletron Systems, Inc.*...................................   240       5,484
  Calpine Corp.*.............................................   378      14,288
  Campbell Soup Co. .........................................   516      13,287
  Capital One Financial Corp. ...............................   264      15,840
  Cardinal Health, Inc. .....................................   564      38,916
  Carnival Corp.--Class A....................................   738      22,656
  Caterpillar, Inc. .........................................   432      21,622
  Cendant Corp.*............................................. 1,074      20,943
  Centex Corp. ..............................................    72       2,934
  CenturyTel, Inc. ..........................................   180       5,454
  Charter One Financial, Inc. ...............................   258       8,230
  Chevron Corp. .............................................   810      73,304
  Chiron Corp.*..............................................   240      12,240
  Chubb Corp. ...............................................   222      17,189
  CIGNA Corp. ...............................................   186      17,823
  Cincinnati Financial Corp. ................................   204       8,058
  Cinergy Corp. .............................................   198       6,920
  Cintas Corp. ..............................................   216       9,990
  Circuit City Stores, Inc. .................................   264       4,752
  Cisco Systems, Inc.*....................................... 9,228     167,949
  Citigroup, Inc. ........................................... 6,342     335,111
  Citizens Communications Co.*...............................   330       3,970
  Citrix Systems, Inc.*......................................   234       8,167
  Clear Channel Communications, Inc.*........................   738      46,273
  Clorox Co. ................................................   300      10,155
  CMS Energy Corp. ..........................................   168       4,679
  Coca-Cola Co. ............................................. 3,138     141,209
  Coca-Cola Enterprises, Inc. ...............................   528       8,633
  Colgate-Palmolive Co. .....................................   708      41,764
  Comcast Corp.--Special Class A*............................ 1,194      51,820
  Comerica, Inc. ............................................   228      13,133
  Compaq Computer Corp. ..................................... 2,130      32,994
  Computer Associates International, Inc. ...................   726      26,136

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Computer Sciences Corp.*....................................   210  $    7,266
 Compuware Corp.*............................................   462       6,463
 Comverse Technology, Inc.*..................................   216      12,334
 ConAgra, Inc. ..............................................   678      13,431
 Concord EFS, Inc.*..........................................   282      14,667
 Conexant Systems, Inc.*.....................................   312       2,792
 Conoco, Inc.--Class B.......................................   786      22,715
 Conseco, Inc. ..............................................   426       5,815
 Consolidated Edison, Inc. ..................................   270      10,746
 Constellation Energy Group, Inc. ...........................   204       8,690
 Convergys Corp.*............................................   216       6,534
 Cooper Industries, Inc. ....................................   120       4,751
 Cooper Tire & Rubber Co. ...................................    90       1,278
 Coors (Adolph) Co.--Class B.................................    48       2,409
 Corning, Inc. .............................................. 1,170      19,551
 Costco Wholesale Corp.*.....................................   570      23,416
 Countrywide Credit Industries, Inc. ........................   150       6,882
 Crane Co. ..................................................    78       2,418
 CSX Corp. ..................................................   270       9,785
 Cummins Engine Co. .........................................    54       2,090
 CVS Corp. ..................................................   498      19,223
 Dana Corp. .................................................   186       4,341
 Danaher Corp. ..............................................   180      10,080
 Darden Restaurants, Inc. ...................................   150       4,185
 Deere & Co. ................................................   294      11,128
 Dell Computer Corp.*........................................ 3,282      85,824
 Delphi Automotive Systems Corp. ............................   708      11,278
 Delta Air Lines, Inc. ......................................   156       6,876
 Deluxe Corp. ...............................................    90       2,601
 Devon Energy Corp. .........................................   162       8,505
 Dillard's, Inc.--Class A....................................   108       1,649
 Dollar General Corp. .......................................   414       8,073
 Dominion Resources, Inc. ...................................   312      18,761
 Donnelley (R.R.) & Sons Co. ................................   150       4,455
 Dover Corp. ................................................   258       9,714
 Dow Chemical Co. ........................................... 1,134      37,706
 Dow Jones & Co., Inc. ......................................   108       6,449
 DTE Energy Co. .............................................   210       9,752
 Du Pont (E.I.) de Nemours .................................. 1,314      63,387
 Duke Energy Corp. ..........................................   971      37,894
 Dynegy, Inc.--Class A.......................................   414      19,251
 Eastman Chemical Co. .......................................    96       4,572
 Eastman Kodak Co. ..........................................   366      17,085
 Eaton Corp. ................................................    84       5,888
 Ecolab, Inc. ...............................................   162       6,637
 Edison International........................................   408       4,549
 El Paso Corp. ..............................................   642      33,731
 Electronic Data Systems Corp. ..............................   588      36,750
 Eli Lilly & Co. ............................................ 1,416     104,784
 EMC Corp.*.................................................. 2,784      80,875
 Emerson Electric Co. .......................................   540      32,670
 Engelhard Corp. ............................................   162       4,178
 Enron Corp. ................................................   942      46,158
 Entergy Corp. ..............................................   276      10,596
 EOG Resources, Inc. ........................................   144       5,119
 Equifax, Inc. ..............................................   180       6,602
 Exelon Corp. ...............................................   402      25,776
 Exxon Mobil Corp. .......................................... 4,350     379,972
 Fannie Mae.................................................. 1,260     107,289

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Federated Department Stores, Inc.*..........................    252 $   10,710
 FedEx Corp.*................................................    390     15,678
 Fifth Third Bancorp ........................................    726     43,596
 First Data Corp. ...........................................    492     31,611
 First Union Corp. ..........................................  1,236     43,186
 FirstEnergy Corp............................................    282      9,069
 Fiserv, Inc.*...............................................    156      9,981
 Fleet Boston Financial Corp.................................  1,368     53,968
 Fluor Corp..................................................    102      4,605
 FMC Corp.*..................................................     42      2,880
 Ford Motor Co...............................................  2,310     56,711
 Forest Laboratories, Inc.*..................................    222     15,762
 Fortune Brands, Inc.........................................    192      7,365
 FPL Group, Inc. ............................................    222     13,367
 Franklin Resources, Inc.....................................    336     15,379
 Freddie Mac.................................................    876     61,320
 Freeport-McMoran Copper & Gold, Inc.--Class B*..............    180      1,989
 Gannett Co., Inc. ..........................................    336     22,142
 Gap, Inc....................................................  1,086     31,494
 Gateway, Inc.*..............................................    408      6,712
 General Dynamics Corp. .....................................    252     19,608
 General Electric Co. ....................................... 12,528    610,739
 General Mills, Inc. ........................................    360     15,761
 General Motors Corp.........................................    690     44,402
 Genuine Parts Co............................................    216      6,804
 Georgia Pacific Corp. ......................................    282      9,546
 Gillette Co.................................................  1,332     38,615
 Global Crossing Ltd.*.......................................  1,116      9,642
 Golden West Financial Corp. ................................    198     12,720
 Goodrich (B.F.) Co..........................................    132      5,013
 Goodyear Tire & Rubber Co. .................................    198      5,544
 GPU, Inc....................................................    150      5,273
 Grainger (W.W.), Inc. ......................................    120      4,939
 Great Lakes Chemical Corp...................................     66      2,036
 Guidant Corp.*..............................................    390     14,040
 Halliburton Co. ............................................    540     19,224
 Harley-Davidson, Inc. ......................................    384     18,079
 Harrah's Entertainment, Inc.* ..............................    150      5,295
 Hartford Financial Services Group, Inc......................    300     20,520
 Hasbro, Inc.................................................    216      3,121
 HCA-The Healthcare Co.......................................    678     30,639
 Healthsouth Corp.*..........................................    492      7,857
 Heinz (H.J.) Co. ...........................................    438     17,910
 Hercules, Inc.*.............................................    138      1,559
 Hershey Foods Corp. ........................................    174     10,738
 Hewlett-Packard Co. ........................................  2,448     70,013
 Hilton Hotels Corp. ........................................    468      5,429
 Home Depot, Inc. ...........................................  2,940    136,857
 Homestake Mining Co. .......................................    330      2,558
 Honeywell International, Inc. ..............................  1,020     35,690
 Household International, Inc. ..............................    582     38,819
 Humana, Inc.*...............................................    216      2,128
 Huntington Bancshares, Inc. ................................    318      5,199
 Illinois Tool Works, Inc. ..................................    384     24,307
 IMS Health, Inc. ...........................................    372     10,602
 Inco Ltd.*..................................................    228      3,935
 Ingersoll-Rand Co. .........................................    204      8,405
 Intel Corp. ................................................  8,478    247,982

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 International Business Machines Corp. ...................... 2,190  $  247,469
 International Flavors & Fragrances, Inc. ...................   120       3,016
 International Paper Co. ....................................   612      21,848
 Interpublic Group Cos., Inc. ...............................   480      14,088
 Intuit, Inc.* ..............................................   264      10,557
 ITT Industries, Inc. .......................................   108       4,779
 J.P. Morgan Chase & Co. .................................... 2,502     111,589
 Jabil Circuit, Inc.*........................................   240       7,406
 JDS Uniphase Corp.* ........................................ 1,662      20,775
 Jefferson-Pilot Corp. ......................................   192       9,277
 John Hancock Financial Services, Inc. ......................   384      15,460
 Johnson & Johnson........................................... 3,780     188,999
 Johnson Controls, Inc. .....................................   108       7,827
 K Mart Corp.*...............................................   618       7,088
 KB Home ....................................................    54       1,629
 Kellogg Co. ................................................   510      14,790
 Kerr-McGee Corp. ...........................................   120       7,952
 KeyCorp ....................................................   534      13,911
 KeySpan Corp. ..............................................   174       6,348
 Kimberly-Clark Corp. .......................................   672      37,565
 Kinder Morgan, Inc. ........................................   144       7,236
 King Pharmaceuticals, Inc.*.................................   216      11,610
 KLA-Tencor Corp.*...........................................   234      13,682
 Knight Ridder, Inc. ........................................    90       5,337
 Kohls Corp.*................................................   420      26,347
 Kroger Co.* ................................................ 1,020      25,500
 Leggett & Platt, Inc. ......................................   246       5,419
 Lexmark International Group, Inc.*..........................   162      10,895
 Limited, Inc. ..............................................   540       8,921
 Lincoln National Corp. .....................................   234      12,110
 Linear Technology Corp. ....................................   402      17,776
 Liz Claiborne, Inc. ........................................    66       3,330
 Lockheed Martin Corp. ......................................   546      20,229
 Loews Corp. ................................................   246      15,850
 Louisiana-Pacific Corp. ....................................   132       1,548
 Lowe's Cos., Inc. ..........................................   486      35,259
 LSI Logic Corp.*............................................   456       8,573
 Lucent Technologies, Inc. .................................. 4,296      26,635
 Manor Care, Inc.*...........................................   132       4,191
 Marriott International, Inc.--Class A.......................   306      14,486
 Marsh & McLennan Cos., Inc. ................................   348      35,148
 Masco Corp. ................................................   582      14,527
 Mattel, Inc. ...............................................   546      10,331
 Maxim Integrated Products, Inc.* ...........................   414      18,303
 May Department Stores Co. ..................................   378      12,950
 Maytag Corp. ...............................................    96       2,809
 MBIA, Inc. .................................................   187      10,384
 MBNA Corp. ................................................. 1,074      35,388
 McDermott International, Inc.*..............................    78         909
 McDonald's Corp. ........................................... 1,632      44,162
 McGraw-Hill Cos., Inc. .....................................   246      16,273
 McKesson HBOC, Inc. ........................................   360      13,363
 Mead Corp. .................................................   126       3,420
 MedImmune, Inc.* ...........................................   270      12,744
 Medtronic, Inc. ............................................ 1,524      70,119
 Mellon Financial Corp. .....................................   600      27,600
 Merck & Co., Inc. .......................................... 2,892     184,828
 Mercury Interactive Corp.*..................................   102       6,110
 Meredith Corp. .............................................    60       2,149

 Common Stocks, continued
                                                                    Market
                                                           Shares   Value
                                                           ------ ----------

 Merrill Lynch & Co., Inc. ............................... 1,056  $   62,568
 MetLife, Inc. ...........................................   948      29,369
 MGIC Investment Corp. ...................................   138      10,024
 Micron Technology, Inc.*.................................   750      30,825
 Microsoft Corp.* ........................................ 6,786     495,378
 Millipore Corp. .........................................    60       3,719
 Minnesota Mining & Mfg. Co. .............................   498      56,822
 Mirant Corp.*............................................   426      14,654
 Molex, Inc. .............................................   246       8,986
 Moody's Corp. ...........................................   198       6,633
 Morgan Stanley Dean Witter & Co. ........................ 1,404      90,179
 Motorola, Inc. .......................................... 2,772      45,904
 Nabors Industries, Inc.* ................................   186       6,919
 National City Corp. .....................................   756      23,270
 National Semiconductor Corp.* ...........................   216       6,290
 National Service Industries, Inc. .......................    54       1,219
 Navistar International Corp.*............................    72       2,025
 NCR Corp.*...............................................   120       5,640
 Network Appliance, Inc.* ................................   408       5,590
 New York Times Co.--Class A .............................   198       8,316
 Newell Rubbermaid, Inc. .................................   336       8,434
 Newmont Mining Corp. ....................................   246       4,578
 Nextel Communications, Inc.--Class A* ...................   966      16,905
 Niagara Mohawk Holdings, Inc.* ..........................   204       3,609
 NICOR, Inc. .............................................    60       2,339
 Nike, Inc.--Class B......................................   342      14,360
 NiSource, Inc. ..........................................   258       7,051
 Noble Drilling Corp.*....................................   168       5,502
 Nordstrom, Inc. .........................................   168       3,116
 Norfolk Southern Corp. ..................................   486      10,060
 Nortel Networks Corp. ................................... 4,020      36,542
 Northern Trust Corp. ....................................   282      17,625
 Northrop Grumman Corp. ..................................   108       8,651
 Novell, Inc.*............................................   402       2,287
 Novellus Systems, Inc.*..................................   180      10,222
 Nucor Corp. .............................................    96       4,693
 Occidental Petroleum Corp. ..............................   468      12,444
 Office Depot, Inc.*......................................   378       3,924
 Omnicom Group ...........................................   234      20,124
 ONEOK, Inc. .............................................    78       1,537
 Oracle Corp.* ........................................... 7,080     134,520
 PACCAR, Inc. ............................................    96       4,936
 Pactiv Corp.*............................................   198       2,653
 Pall Corp. ..............................................   156       3,671
 Palm, Inc.*..............................................   714       4,334
 Parametric Technology Corp.*.............................   336       4,701
 Parker Hannifin Corp. ...................................   150       6,366
 Paychex, Inc. ...........................................   468      18,720
 Penney (J.C.) Co. .......................................   330       8,699
 Peoples Energy Corp. ....................................    42       1,688
 PeopleSoft, Inc.*........................................   372      18,314
 PepsiCo, Inc. ........................................... 1,848      81,681
 PerkinElmer, Inc. .......................................   126       3,469
 Pfizer, Inc. ............................................ 7,962     318,877
 PG&E Corp. ..............................................   486       5,443
 Pharmacia Corp. ......................................... 1,638      75,266
 Phelps Dodge Corp. ......................................   102       4,233
 Philip Morris Cos., Inc. ................................ 2,772     140,679
 Phillips Petroleum Co. ..................................   324      18,468

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                       June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Pinnacle West Capital Corp. ................................   108  $    5,119
 Pitney Bowes, Inc. .........................................   312      13,142
 Placer Dome, Inc. ..........................................   414       4,057
 PNC Bank Corp. .............................................   366      24,079
 Potlatch Corp. .............................................    36       1,239
 Power-One, Inc.* ...........................................   102       1,697
 PPG Industries, Inc. .......................................   210      11,040
 PPL Corp. ..................................................   186      10,230
 Praxair, Inc. ..............................................   204       9,588
 Procter & Gamble Co. ....................................... 1,632     104,121
 Progress Energy, Inc. ......................................   258      11,589
 Progressive Corp. ..........................................    96      12,978
 Providian Financial Corp. ..................................   360      21,312
 Public Service Enterprise Group, Inc. ......................   264      12,910
 Pulte Corp. ................................................    54       2,302
 QLogic Corp.*...............................................   114       7,347
 Quaker Oats Co. ............................................   168      15,330
 Qualcomm, Inc.*.............................................   954      55,790
 Quintiles Transnational Corp.* .............................   150       3,788
 Qwest Communications International, Inc. ................... 2,094      66,736
 RadioShack Corp. ...........................................   234       7,137
 Ralston-Ralston Purina Group ...............................   390      11,708
 Raytheon Co. ...............................................   450      11,948
 Reebok International Ltd.*..................................    72       2,300
 Regions Financial Corp. ....................................   288       9,216
 Reliant Energy, Inc. .......................................   378      12,175
 Robert Half International, Inc.*............................   222       5,526
 Rockwell International Corp. ...............................   228       8,691
 Rohm & Haas Co. ............................................   276       9,080
 Rowan Cos., Inc.* ..........................................   120       2,652
 Royal Dutch Petroleum Co.--ADR.............................. 2,706     157,678
 Ryder System, Inc. .........................................    78       1,529
 Sabre Holdings Corp.* ......................................   168       8,400
 SAFECO Corp. ...............................................   162       4,779
 Safeway, Inc.*..............................................   636      30,528
 Sanmina Corp.* .............................................   402       9,411
 Sapient Corp.*..............................................   156       1,521
 Sara Lee Corp. .............................................   990      18,751
 SBC Communications, Inc. ................................... 4,248     170,175
 Schering-Plough Corp. ...................................... 1,842      66,754
 Schlumberger Ltd. ..........................................   720      37,908
 Schwab (Charles) Corp. ..................................... 1,746      26,714
 Scientific-Atlanta, Inc. ...................................   204       8,282
 Seagate Technology, Inc.*(a) ...............................   405           0
 Sealed Air Corp.*...........................................   108       4,024
 Sears, Roebuck & Co. .......................................   414      17,516
 Sempra Energy...............................................   258       7,054
 Sherwin-Williams Co. .......................................   198       4,396
 Siebel Systems, Inc.* ......................................   570      26,733
 Sigma-Aldrich Corp. ........................................    96       3,708
 Snap-on, Inc. ..............................................    72       1,740
 Solectron Corp.*............................................   822      15,043
 Southern Co. ...............................................   864      20,088
 SouthTrust Corp. ...........................................   426      11,076
 Southwest Airlines Co. .....................................   960      17,751
 Sprint Corp. (FON Group).................................... 1,116      23,838
 Sprint Corp. (PCS Group)* .................................. 1,182      28,545
 St. Jude Medical, Inc.*.....................................   108       6,480
 St. Paul Companies, Inc. ...................................   270      13,686

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Stanley Works...............................................   108  $    4,523
 Staples, Inc.*..............................................   576       9,210
 Starbucks Corp.* ...........................................   480      11,040
 Starwood Hotels & Resorts Worldwide, Inc. ..................   252       9,395
 State Street Corp. .........................................   408      20,192
 Stilwell Financial, Inc. ...................................   276       9,263
 Stryker Corp. ..............................................   246      13,493
 Sun Microsystems, Inc.*..................................... 4,104      64,515
 Sunoco, Inc. ...............................................   108       3,956
 SunTrust Banks, Inc. .......................................   366      23,709
 SuperValu, Inc. ............................................   168       2,948
 Symbol Technologies, Inc. ..................................   288       6,394
 Synovus Financial Corp. ....................................   366      11,485
 Sysco Corp. ................................................   846      22,969
 T. Rowe Price Group, Inc. ..................................   156       5,833
 Target Corp. ............................................... 1,134      39,236
 Tektronix, Inc.* ...........................................   120       3,258
 Tellabs, Inc.*..............................................   516      10,000
 Temple-Inland, Inc. ........................................    60       3,197
 Tenet Healthcare Corp.* ....................................   408      21,049
 Teradyne, Inc.*.............................................   222       7,348
 Texaco, Inc. ...............................................   696      46,354
 Texas Instruments, Inc. .................................... 2,190      68,985
 Textron, Inc. ..............................................   180       9,907
 The Pepsi Bottling Group, Inc. .............................   180       7,218
 Thermo Electron Corp.*......................................   228       5,021
 Thomas & Betts Corp. .......................................    72       1,589
 Tiffany & Co. ..............................................   186       6,737
 Timken Co. .................................................    78       1,321
 TJX Cos., Inc. .............................................   354      11,282
 TMP Worldwide, Inc.*........................................   132       7,920
 Torchmark Corp. ............................................   156       6,273
 Tosco Corp. ................................................   192       8,458
 Toys R Us, Inc.*............................................   252       6,237
 Transocean Sedco Forex, Inc. ...............................   402      16,583
 Tribune Co. ................................................   378      15,124
 Tricon Global Restaurants, Inc.* ...........................   186       8,165
 TRW, Inc. ..................................................   156       6,396
 Tupperware Corp. ...........................................    72       1,687
 TXU Corp. ..................................................   324      15,614
 Tyco International Ltd. .................................... 2,442     133,088
 U.S. Bancorp................................................ 2,406      54,833
 Unilever NV--ADR............................................   720      42,890
 Union Pacific Corp. ........................................   312      17,132
 Union Planters Corp. .......................................   174       7,586
 Unisys Corp.* ..............................................   402       5,913
 United Technologies Corp. ..................................   594      43,516
 UnitedHealth Group, Inc. ...................................   402      24,824
 Univision Communications, Inc.*.............................   264      11,294
 Unocal Corp. ...............................................   306      10,450
 UnumProvident Corp. ........................................   306       9,829
 US Airways Group, Inc.* ....................................    84       2,041
 USA Education, Inc. ........................................   204      14,892
 UST, Inc. ..................................................   204       5,887
 USX-Marathon Group, Inc. ...................................   390      11,509
 USX-U.S. Steel Group, Inc. .................................   114       2,297
 Veritas Software Corp.* ....................................   504      33,531
 Verizon Communications, Inc. ............................... 3,408     182,329
 VF Corp. ...................................................   144       5,239

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Bull ProFund                                                      June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

 Viacom, Inc.--Class B*.................................      2,244 $   116,127
 Visteon Corp. .........................................        168       3,088
 Vitesse Semiconductor Corp.*...........................        234       4,923
 Vulcan Materials Co. ..................................        126       6,773
 Wachovia Corp. ........................................        264      18,784
 Wal-Mart Stores, Inc. .................................      5,640     275,233
 Walgreen Co. ..........................................      1,284      43,849
 Walt Disney Co. .......................................      2,634      76,096
 Washington Mutual, Inc. ...............................      1,104      41,455
 Waste Management, Inc. ................................        786      24,225
 Watson Pharmaceuticals, Inc.*..........................        132       8,136
 Wellpoint Health Networks, Inc.*.......................         78       7,351
 Wells Fargo & Co. .....................................      2,166     100,567
 Wendy's International, Inc. ...........................        144       3,678
 Westvaco Corp. ........................................        126       3,061
 Weyerhaeuser Co. ......................................        270      14,842
 Whirlpool Corp. .......................................         84       5,250
 Willamette Industries, Inc. ...........................        138       6,831
 Williams Cos., Inc. ...................................        612      20,165
 Winn-Dixie Stores, Inc. ...............................        180       4,703
 WorldCom, Inc.--WorldCom Group*........................      3,642      51,716
 Worthington Industries, Inc. ..........................        108       1,469
 Wrigley (WM.) JR Co. ..................................        282      13,212
 Xcel Energy, Inc. .....................................        432      12,290
 Xerox Corp. ...........................................        876       8,383
 Xilinx, Inc.*..........................................        420      17,321
 Yahoo!, Inc.*..........................................        714      14,273
 Zions Bancorporation...................................        114       6,726
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $12,497,161).................             13,878,040
                                                                    -----------
 Rights/Warrants (0.0%)
 NiSource, Inc.--Sails*.................................        146         346
 Progress Energy, Inc.--CVO*............................        189           0
                                                                    -----------
 TOTAL RIGHTS/WARRANTS (Cost $246)......................                    346
                                                                    -----------
 U.S. Treasury Notes (19.0%)
                                                         Principal
                                                           Amount
                                                         ----------
 U.S. Treasury Note, 4.00%, 04/30/03.................... $2,831,000   2,820,826
                                                                    -----------
 TOTAL U.S. TREASURY NOTES (Cost $2,820,856)............              2,820,826
                                                                    -----------
 TOTAL INVESTMENTS (Cost $15,318,263)(b) (112.6%).......             16,699,212
 Liabilities in excess of other
  assets (-12.6%).......................................             (1,863,492)
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $14,835,720
                                                                    ===========

-----
Percentages indicated are based on net assets of $14,835,720.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $923,753).............      3    $    7,962

-----
* Non-income producing
(a) Escrowed security
(b) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $1,429,650
      Unrealized depreciation....    (48,701)
                                  ----------
      Net unrealized
       appreciation.............. $1,380,949
                                  ==========

ADR--American Depositary Receipt
CVO--Contingent Value Obligation

The Bull ProFund's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Aerospace & Defense........................................................ 1.4%
Airlines................................................................... 0.2%
Automotive................................................................. 0.9%
Banking.................................................................... 6.4%
Biotechnology.............................................................. 0.7%
Building & Construction.................................................... 0.2%
Business Services.......................................................... 1.5%
Chemicals.................................................................. 1.1%
Computer Services.......................................................... 0.5%
Computer Software.......................................................... 5.4%
Computers.................................................................. 5.4%
Consumer Products.......................................................... 2.1%
Containers & Packaging..................................................... 0.1%
Electrical & Electronics................................................... 1.2%
Energy & Utilities......................................................... 9.5%
Environmental Services..................................................... 0.2%
Financial Services......................................................... 6.3%
Food & Beverage............................................................ 3.5%
Health Care................................................................ 3.1%
Home Furnishings........................................................... 0.1%
Insurance.................................................................. 4.3%
Machinery & Equipment...................................................... 6.4%
Media...................................................................... 4.7%
Metals & Mining............................................................ 0.7%
Office Equipment & Supplies................................................ 0.2%
Paper & Forest Products.................................................... 0.5%
Pharmaceuticals............................................................ 7.7%
Retail & Wholesale......................................................... 6.4%
Semiconductors............................................................. 3.7%
Telecommunications......................................................... 6.9%
Textiles & Apparel......................................................... 0.2%
Tobacco.................................................................... 1.0%
Toys....................................................................... 0.1%
Transportation............................................................. 0.5%
Travel & Entertainment..................................................... 0.5%
Other...................................................................... 6.4%

              See accompanying notes to the financial statements.

PROFUNDS

Bull ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $15,318,263).........................  $16,699,212
 Cash.............................................................      237,689
 Dividends and interest receivable................................       37,429
 Receivable for investments sold..................................   11,569,049
 Variation margin on futures contracts............................        1,686
 Prepaid expenses.................................................       51,000
 Deferred organization costs......................................          246
                                                                    -----------
 Total Assets.....................................................   28,596,311
Liabilities:
 Payable for capital shares redeemed..............................   13,716,092
 Advisory fees payable............................................       16,941
 Management servicing fees payable................................        3,388
 Administration fees payable......................................          213
 Distribution and service fees payable--Service Class.............       23,957
                                                                    -----------
 Total Liabilities................................................   13,760,591
                                                                    -----------
Net Assets........................................................  $14,835,720
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $32,348,116
 Accumulated undistributed net investment income..................       18,144
 Accumulated net realized losses on investments and futures
  contracts.......................................................  (18,919,451)
 Net unrealized appreciation on investments and futures
  contracts.......................................................    1,388,911
                                                                    -----------
Total Net Assets..................................................  $14,835,720
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $11,400,752
 Shares of Beneficial Interest Outstanding........................      197,261
 Net Asset Value (offering and redemption price per share)........  $     57.80
                                                                    ===========
Service Class:
 Net Assets.......................................................  $ 3,434,968
 Shares of Beneficial Interest Outstanding........................       61,246
 Net Asset Value (offering and redemption price per share)........  $     56.08
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest..........................................................  $  170,833
 Dividends (net of foreign taxes of $252)..........................     112,292
                                                                     ----------
 Total Income......................................................     283,125
Expenses:
 Advisory fees.....................................................      95,489
 Management servicing fees.........................................      19,098
 Administration fees...............................................       3,995
 Distribution and service fees--Service Class......................      58,975
 Registration and filing fees......................................      15,945
 Custody fees......................................................      14,590
 Transfer agent fees...............................................      40,713
 Fund accounting fees..............................................      10,489
 Other fees........................................................      10,065
                                                                     ----------
 Total expenses....................................................     269,359
                                                                     ----------
Net Investment Income..............................................      13,766
                                                                     ----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts..........     (90,009)
 Net change in unrealized appreciation on investments and futures
  contracts........................................................   2,462,680
                                                                     ----------
 Net realized and unrealized gains on investments and futures
  contracts........................................................   2,372,671
                                                                     ----------
Increase in Net Assets Resulting from Operations...................  $2,386,437
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................   $      13,766    $       387,534
 Net realized losses on investments and
  futures contracts.........................         (90,009)       (11,609,058)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and futures contracts.....................       2,462,680         (4,992,143)
                                               -------------    ---------------
 Net increase/(decrease) in net assets
  resulting from operations.................       2,386,437        (16,213,667)
Distributions to Shareholders from:
 In excess of net realized gains on
  investments and futures contracts
 Investor Class.............................              --           (357,767)
 Service Class..............................              --           (198,194)
                                               -------------    ---------------
 Net decrease in net assets resulting from
  distributions.............................              --           (555,961)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................     295,144,214      2,147,313,442
 Service Class..............................     332,753,728        110,400,433
 Dividends reinvested
 Investor Class.............................              --            349,577
 Service Class..............................              --            196,811
 Cost of shares redeemed
 Investor Class.............................    (304,137,202)    (2,232,088,955)
 Service Class..............................    (336,852,495)      (130,948,291)
                                               -------------    ---------------
 Net decrease in net assets resulting from
  capital transactions......................     (13,091,755)      (104,776,983)
                                               -------------    ---------------
 Total decrease in net assets...............     (10,705,318)      (121,546,611)
Net Assets:
 Beginning of period........................      25,541,038        147,087,649
                                               -------------    ---------------
 End of period..............................   $  14,835,720    $    25,541,038
                                               =============    ===============
Share Transactions:
 Shares issued
 Investor Class.............................       5,007,883         30,431,364
 Service Class..............................       5,535,736          1,618,552
 Shares reinvested
 Investor Class.............................              --              5,531
 Service Class..............................              --              3,164
 Shares redeemed
 Investor Class.............................      (5,127,290)       (31,707,684)
 Service Class..............................      (5,564,901)        (1,960,127)
                                               -------------    ---------------
 Net decrease...............................        (148,572)        (1,609,200)
                                               =============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                               Investor Class
                         ---------------------------------------------------------------------------------------------
                                                                                                     For the period
                             For the              For the           For the           For the      December 2, 1997(a)
                         six months ended       year ended        year ended        year ended           through
                          June 30, 2001      December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------    ----------------- ----------------- ----------------- -------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     63.09          $     73.20      $      62.48       $    49.45           $ 50.00
                           -----------          -----------      ------------       ----------           -------
 Net investment income..          0.16(b)              0.57(b)           0.34             1.63(b)           0.10
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....         (5.45)(c)            (9.70)            10.41            11.49             (0.65)
                           -----------          -----------      ------------       ----------           -------
 Total income/(loss)
  from investment
  operations............         (5.29)               (9.13)            10.75            13.12             (0.55)
                           -----------          -----------      ------------       ----------           -------
Distribution to
 Shareholders from:
 Net investment income..            --                   --             (0.02)           (0.04)               --
 Net realized gain on
  investments and
  futures contracts.....            --                   --             (0.01)           (0.05)               --
 In excess of net
  realized gain on
  investments and
  futures contracts.....            --                (0.98)               --               --                --
                           -----------          -----------      ------------       ----------           -------
 Total distributions....            --                (0.98)            (0.03)           (0.09)               --
                           -----------          -----------      ------------       ----------           -------
Net Asset Value, End of
 Period.................   $     57.80          $     63.09      $      73.20       $    62.48           $ 49.45
                           ===========          ===========      ============       ==========           =======
Total Return............         (8.38)%(d)          (12.48)%           17.18%           26.57%            (1.10)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $11,400,752          $19,978,866      $116,208,049       $7,543,922           $46,281
Ratio of expenses to
 average net assets.....          1.66%(e)             1.54%             1.40%            1.63%             1.33%(e)
Ratio of net investment
 income to average net
 assets.................          0.52%(e)             0.81%             1.96%            2.84%             2.97%(e)
Ratio of expenses to
 average net assets*....          1.66%(e)             1.54%             1.53%            2.40%           423.48%(e)
Portfolio turnover(f)...          1553%                3603%             1288%              --                --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                               Service Class
                         ---------------------------------------------------------------------------------------------
                                                                                                     For the period
                             For the             For the            For the           For the      December 2, 1997(a)
                         six months ended      year ended         year ended        year ended           through
                          June 30, 2001     December 31, 2000  December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------   -----------------  ----------------- ----------------- -------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....    $    61.52         $    72.01         $     62.12        $  49.45            $ 50.00
                            ----------         ----------         -----------        --------            -------
 Net investment
  income/(loss).........         (0.11)(b)          (0.05)(b)            0.11            1.08(b)              --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....         (5.33)(c)          (9.46)               9.79           11.64              (0.55)
                            ----------         ----------         -----------        --------            -------
 Total income/(loss)
  from investment
  operations............         (5.44)             (9.51)               9.90           12.72              (0.55)
                            ----------         ----------         -----------        --------            -------
Distribution to
 Shareholders from:
 Net investment income..            --                 --                  --              --(d)              --
 Net realized gain on
  investments and
  futures contracts.....            --                 --               (0.01)          (0.05)                --
 In excess of net
  realized gain on
  investments and
  futures contracts.....            --              (0.98)                 --              --                 --
                            ----------         ----------         -----------        --------            -------
 Total distributions....            --              (0.98)              (0.01)          (0.05)                --
                            ----------         ----------         -----------        --------            -------
Net Asset Value, End of
 Period.................    $    56.08         $    61.52         $     72.01        $  62.12            $ 49.45
                            ==========         ==========         ===========        ========            =======
Total Return............         (8.83)%(e)        (13.22)%             15.97%          25.68%             (1.10)%(e)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................    $3,434,968         $5,562,172         $30,879,600        $589,547            $    10
Ratio of expenses to
 average net assets.....          2.64%(f)           2.38%               2.35%           2.67%              1.33%(f)
Ratio of net investment
 income/(loss) to
 average net assets.....         (0.37)%(f)         (0.07)%              0.70%           1.89%              0.00%(f)
Ratio of expenses to
 average net assets*....          2.64%(f)           2.38%               2.48%           3.30%            424.48%(f)
Portfolio turnover(g)...          1553%              3603%               1288%             --                 --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Distribution per share was less than $0.005.
(e) Not annualized.
(f) Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
OTC ProFund                                                        June 30, 2001
(Unaudited)


 Common Stocks (89.0%)

                                                                     Market
                                                            Shares   Value
                                                            ------ ----------
3Com Corp.*................................................   364  $    1,729
Abgenix, Inc.*.............................................   175       7,875
ADC Telecommunications, Inc.*.............................. 2,051      13,537
Adelphia Communications Corp.--Class A*....................   350      14,350
Adobe Systems, Inc. .......................................   490      23,030
Altera Corp.*.............................................. 1,148      33,292
Amazon.com, Inc.*..........................................   504       7,132
Amgen, Inc.*............................................... 1,022      62,015
Apple Computer, Inc.*...................................... 1,022      23,762
Applied Materials, Inc.*...................................   882      43,306
Applied Micro Circuits Corp.*..............................   735      12,642
Ariba, Inc.*...............................................   497       2,734
At Home Corp.--Class A*....................................   532       1,138
Atmel Corp.*...............................................   735       9,915
BEA Systems, Inc.*.........................................   770      23,647
Bed Bath & Beyond, Inc.*...................................   819      24,570
Biogen, Inc.*..............................................   385      20,929
Biomet, Inc. ..............................................   504      24,222
Broadcom Corp.--Class A*...................................   350      14,966
BroadVision, Inc.*.........................................   623       3,115
Brocade Communications Systems, Inc.*......................   483      21,247
Check Point Software Technologies Ltd.*....................   483      24,426
Chiron Corp.*..............................................   560      28,560
CIENA Corp.*...............................................   819      31,122
Cintas Corp. ..............................................   427      19,749
Cisco Systems, Inc.*....................................... 5,502     100,136
Citrix Systems, Inc.*......................................   462      16,124
CMGI, Inc.*................................................   791       2,373
CNET Networks, Inc.*.......................................   329       4,277
Comcast Corp.--Special Class A*............................   945      41,013
Compuware Corp.*...........................................   476       6,659
Comverse Technology, Inc.*.................................   371      21,184
Concord EFS, Inc.*.........................................   574      29,854
Conexant Systems, Inc.*....................................   574       5,137
Costco Wholesale Corp.*....................................   497      20,417
Dell Computer Corp.*....................................... 2,016      52,718
eBay, Inc.*................................................   427      29,245
EchoStar Communications Corp.--Class A*....................   511      16,567
Electronic Arts, Inc.* ....................................   280      16,212
Ericsson (LM) Telephone Co.--ADR........................... 2,016      10,927
Exodus Communications, Inc.*............................... 1,253       2,581
Fiserv, Inc.*..............................................   329      21,049
Flextronics International Ltd.*............................ 1,099      28,694
Gemstar-TV Guide International, Inc.*......................   910      38,766
Genzyme Corp.--General Division*...........................   511      31,171
Human Genome Sciences, Inc.* ..............................   266      16,027
I2 Technologies, Inc.*.....................................   931      18,434
IDEC Pharmaceuticals Corp.*................................   343      23,218
Immunex Corp.*............................................. 1,568      27,832
Inktomi Corp.*.............................................   245       2,350
Intel Corp. ............................................... 4,956     144,964
Intuit, Inc.*..............................................   553      22,114
JDS Uniphase Corp.* ....................................... 2,856      35,700
Juniper Networks, Inc.*....................................   441      13,715
KLA-Tencor Corp.*..........................................   476      27,832
Level 3 Communications, Inc.*..............................   539       2,959
Linear Technology Corp. ...................................   896      39,621
Maxim Integrated Products, Inc.*...........................   966      42,707
McLeodUSA, Inc.--Class A*.................................. 1,043       4,787

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
MedImmune, Inc.* ............................................   476  $   22,467
Mercury Interactive Corp.*...................................   182      10,902
Metromedia Fiber Network, Inc.*.............................. 1,246       2,542
Microchip Technology, Inc.*..................................   231       7,722
Microsoft Corp.* ............................................ 3,899     284,626
Millennium Pharmaceuticals, Inc.*............................   504      17,932
Molex, Inc. .................................................   203       7,416
Network Appliance, Inc.* ....................................   714       9,782
Nextel Communications, Inc.--Class A*........................ 1,974      34,545
Novell, Inc.*................................................   798       4,541
Novellus Systems, Inc.*......................................   308      17,491
NVIDIA Corp.*................................................   161      14,933
Oracle Corp.*................................................ 4,928      93,632
PACCAR, Inc. ................................................   182       9,358
Palm, Inc.*.................................................. 1,127       6,841
PanAmSat Corp.*..............................................   427      16,602
Parametric Technology Corp.*.................................   756      10,576
Paychex, Inc. ...............................................   749      29,960
PeopleSoft, Inc.*............................................   875      43,076
PMC-Sierra, Inc.*............................................   378      11,744
QLogic Corp.*................................................   196      12,632
Qualcomm, Inc.*.............................................. 1,925     112,574
Rational Software Corp.*.....................................   420      11,781
RealNetworks, Inc.*..........................................   315       3,701
RF Micro Devices, Inc.*......................................   392      10,572
Sanmina Corp.*...............................................   721      16,879
Siebel Systems, Inc.* ....................................... 1,113      52,200
Smurfit-Stone Container Corp.*...............................   504       8,165
Staples, Inc.*...............................................   644      10,298
Starbucks Corp.*............................................. 1,113      25,598
Sun Microsystems, Inc.*...................................... 2,982      46,877
Tellabs, Inc.*...............................................   490       9,496
TMP Worldwide, Inc.*.........................................   238      14,280
USA Networks, Inc.*..........................................   742      20,776
VeriSign, Inc.*..............................................   399      23,944
Veritas Software Corp.*......................................   854      56,817
Vitesse Semiconductor Corp.* ................................   420       8,837
WorldCom, Inc.--WorldCom Group*.............................. 2,184      31,013
Xilinx, Inc.*................................................   924      38,106
XO Communications, Inc.--Class A*............................   637       1,223
Yahoo!, Inc.* ...............................................   574      11,474
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $2,272,741)...........................................         2,594,305
                                                                     ----------

 U.S. Treasury Notes (7.0%)

                                                           Principal
                                                            Amount
                                                           ---------
 U.S. Treasury Note, 4.00%, 04/30/03...................... $205,000     204,263
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $204,265).........................................              204,263
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $2,477,006)(a) (96.0%)............................            2,798,568
 Other assets in excess of liabilities (4.0%).............              115,746
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $2,914,314
                                                                     ==========

-----
Percentages indicated are based on net assets of $2,914,314.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
OTC ProFund                                                       June 30, 2001
(Unaudited)

 Futures Contracts Purchased

                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 NASDAQ Future Contract expiring September 2001
  (Underlying face amount at value $184,626)............       1     $16,121
 NASDAQ Future Contract expiring September 2001
  (Underlying face amount at value $110,776)............       3     $ 3,570

-----
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $408,385
      Unrealized depreciation......   (86,823)
                                     --------
      Net unrealized appreciation..  $321,562
                                     ========

ADR--American Depositary Receipt

The OTC ProFund's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Automotive................................................................  0.3%
Biotechnology.............................................................  5.9%
Business Services.........................................................  4.8%
Computer Services.........................................................  2.3%
Computer Software......................................................... 24.0%
Computers.................................................................  9.2%
Containers & Packaging....................................................  0.3%
Electrical & Electronics..................................................  2.8%
Health Care...............................................................  0.8%
Media.....................................................................  4.5%
Pharmaceuticals...........................................................  3.0%
Retail & Wholesale........................................................  3.0%
Semiconductors............................................................ 16.1%
Telecommunications........................................................ 11.3%
Textiles & Apparel........................................................  0.7%
Other..................................................................... 11.0%

              See accompanying notes to the financial statements.

PROFUNDS

OTC ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $2,477,006)...........................  $2,798,568
 Cash..............................................................      58,378
 Dividends and interest receivable.................................       1,393
 Receivable for capital shares issued..............................      16,360
 Variation margin on futures contracts.............................       3,406
 Prepaid expenses..................................................      41,254
                                                                     ----------
 Total Assets......................................................   2,919,359
Liabilities:
 Advisory fees payable.............................................       1,728
 Management servicing fees payable.................................         370
 Administration fees payable.......................................          23
 Distribution and service fees payable--Service Class..............       2,924
                                                                     ----------
 Total Liabilities.................................................       5,045
                                                                     ----------
Net Assets.........................................................  $2,914,314
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $3,403,531
 Accumulated net investment loss...................................    (152,740)
 Accumulated net realized losses on investments and futures
  contracts........................................................    (677,730)
 Net unrealized appreciation on investments and futures contracts..     341,253
                                                                     ----------
Total Net Assets...................................................  $2,914,314
                                                                     ==========
Investor Class:
 Net Assets........................................................  $1,953,388
 Shares of Beneficial Interest Outstanding.........................     127,843
 Net Asset Value (offering and redemption price per share).........  $    15.28
                                                                     ==========
Service Class:
 Net Assets........................................................  $  960,926
 Shares of Beneficial Interest Outstanding.........................      63,325
 Net Asset Value (offering and redemption price per share).........  $    15.17
                                                                     ==========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest..........................................................  $   32,080
 Dividends (net of foreign taxes of $15)...........................       5,201
                                                                     ----------
 Total Income......................................................      37,281
Expenses:
 Advisory fees.....................................................      36,192
 Management servicing fees.........................................       7,755
 Administration fees...............................................       1,540
 Distribution and service fees--Service Class......................      38,427
 Registration and filing fees......................................      23,200
 Custody fees......................................................       8,023
 Transfer agent fees...............................................      13,981
 Fund accounting fees..............................................       3,530
 Other fees........................................................       4,008
                                                                     ----------
 Total expenses....................................................     136,656
                                                                     ----------
Net Investment Loss................................................     (99,375)
                                                                     ----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts...........   5,812,774
 Net change in unrealized appreciation on investments and futures
  contracts........................................................     769,577
                                                                     ----------
 Net realized and unrealized gains on investments and futures
  contracts........................................................   6,582,351
                                                                     ----------
Increase in Net Assets Resulting from Operations...................  $6,482,976
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      August 8, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................   $     (99,375)    $    (60,694)
 Net realized gains/(losses) on investments
  and futures contracts.....................       5,812,774       (6,429,933)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and futures contracts.....................         769,577         (428,324)
                                               -------------     ------------
 Net increase/(decrease) in net assets
  resulting from operations.................       6,482,976       (6,918,951)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      40,944,215       39,049,769
 Service Class..............................     363,083,018       30,513,265
 Cost of shares redeemed
 Investor Class.............................     (41,074,832)     (34,124,082)
 Service Class..............................    (370,356,183)     (24,684,881)
                                               -------------     ------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......      (7,403,782)      10,754,071
                                               -------------     ------------
 Total increase/(decrease) in net assets....        (920,806)       3,835,120
Net Assets:
 Beginning of period........................       3,835,120               --
                                               -------------     ------------
 End of period..............................   $   2,914,314     $  3,835,120
                                               =============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       2,285,893        1,509,942
 Service Class..............................      17,899,286        1,225,506
 Shares redeemed
 Investor Class.............................      (2,304,666)      (1,363,326)
 Service Class..............................     (17,891,547)      (1,169,920)
                                               -------------     ------------
 Net increase/(decrease)....................         (11,034)         202,202
                                               =============     ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                                           ------------------------------------
                                                               For the period
                                               For the        August 8, 2000(a)
                                           six months ended        through
                                            June 30, 2001     December 31, 2000
                                           ----------------   -----------------
                                             (Unaudited)
Net Asset Value, Beginning of Period.....     $    18.97         $    30.00
                                              ----------         ----------
 Net investment loss.....................          (0.10)(b)          (0.48)(b)
 Net realized and unrealized loss on
  investments and futures contracts......          (3.59)(c)         (10.55)
                                              ----------         ----------
 Total loss from investment operations...          (3.69)            (11.03)
                                              ----------         ----------
Net Asset Value, End of Period...........     $    15.28         $    18.97
                                              ==========         ==========
Total Return.............................         (19.45)%(d)        (36.77)%(d)
Ratios/Supplemental Data:
Net assets, end of period................     $1,953,388         $2,780,938
Ratio of expenses to average net assets..           1.83%(e)           1.60%(e)
Ratio of net investment loss to average
 net assets..............................          (1.23)%(e)         (4.83)%(e)
Portfolio turnover(f)....................           3826%               632%

-----
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                     Service Class
                                           -----------------------------------
                                                              For the period
                                               For the       August 8, 2000(a)
                                           six months ended       through
                                            June 30, 2001    December 31, 2000
                                           ----------------  -----------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......     $  18.96         $    30.00
                                               --------         ----------
 Net investment loss......................        (0.21)(b)          (0.09)(b)
 Net realized and unrealized loss on
  investments and futures contracts.......        (3.58)(c)         (10.95)
                                               --------         ----------
 Total loss from investment operations....        (3.79)            (11.04)
                                               --------         ----------
Net Asset Value, End of Period............     $  15.17         $    18.96
                                               ========         ==========
Total Return..............................       (19.94)%(d)        (36.80)%(d)
Ratios/Supplemental Data:
Net assets, end of period.................     $960,926         $1,054,182
Ratio of expenses to average net assets...         2.91%(e)           2.80%(e)
Ratio of net investment loss to average
 net assets...............................        (2.15)%(e)         (1.06)%(e)
Portfolio turnover(f).....................         3826%               632%

-----
(a)  Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2001
(Unaudited)


 Common Stocks (90.7%)
                                                            Shares Market Value
                                                            ------ ------------

 Abbott Laboratories ...................................... 16,952 $    813,866
 ADC Telecommunications, Inc.*.............................  8,528       56,285
 Adobe Systems, Inc. ......................................  2,600      122,200
 Advanced Micro Devices, Inc.*.............................  3,744      108,127
 AES Corp.*................................................  5,824      250,723
 Aetna, Inc.*..............................................  1,560       40,357
 AFLAC, Inc. ..............................................  5,772      181,760
 Agilent Technologies, Inc.*...............................  4,992      162,240
 Air Products & Chemicals, Inc. ...........................  2,496      114,192
 Alberto-Culver Co. .......................................    624       26,233
 Albertson's, Inc. ........................................  4,420      132,556
 Alcan Aluminium Ltd. .....................................  3,484      146,398
 Alcoa, Inc. ..............................................  9,412      370,833
 Allegheny Energy, Inc. ...................................  1,352       65,234
 Allegheny Technologies, Inc. .............................    884       15,992
 Allergan, Inc. ...........................................  1,456      124,488
 Allied Waste Industries, Inc.*............................  2,132       39,826
 Allstate Corp. ...........................................  7,904      347,697
 Alltel Corp. .............................................  3,432      210,244
 Altera Corp.*.............................................  4,212      122,148
 Ambac Financial Group, Inc. ..............................  1,144       66,581
 Amerada Hess Corp. .......................................    988       79,830
 Ameren Corp. .............................................  1,508       64,392
 American Electric Power, Inc. ............................  3,536      163,257
 American Express Co. ..................................... 14,456      560,893
 American General Corp. ...................................  5,460      253,617
 American Greetings Corp.--Class A ........................    676        7,436
 American Home Products Corp. ............................. 14,352      838,731
 American International Group, Inc. ....................... 25,480    2,191,280
 American Power Conversion Corp.*..........................  2,132       33,579
 Amgen, Inc.*.............................................. 11,388      691,024
 AMR Corp.*................................................  1,664       60,120
 AmSouth Bancorporation....................................  4,056       74,995
 Anadarko Petroleum Corp. .................................  2,756      148,907
 Analog Devices*...........................................  3,952      170,924
 Andrew Corp.*.............................................    884       16,310
 Anheuser-Busch Cos., Inc. ................................  9,828      404,914
 AOL-Time Warner, Inc.*.................................... 48,412    2,565,835
 AON Corp. ................................................  2,860      100,100
 Apache Corp. .............................................  1,352       68,614
 Apple Computer, Inc.*.....................................  3,796       88,257
 Applera Corp.--Applied Biosystems Group ..................  2,288       61,204
 Applied Materials, Inc.*..................................  8,892      436,597
 Applied Micro Circuits Corp.*.............................  3,276       56,347
 Archer-Daniels-Midland Co. ...............................  6,916       89,908
 Ashland, Inc. ............................................    780       31,278
 AT&T Corp. ............................................... 37,700      829,400
 Autodesk, Inc. ...........................................    572       21,336
 Automatic Data Processing, Inc. ..........................  6,812      338,557
 AutoZone, Inc.*...........................................  1,248       46,800
 Avaya, Inc.* .............................................  3,120       42,744
 Avery Dennison Corp. .....................................  1,196       61,056
 Avon Products, Inc. ......................................  2,600      120,328
 Baker Hughes, Inc. .......................................  3,692      123,682
 Ball Corp. ...............................................    312       14,839
 Bank of America Corp. .................................... 17,524    1,051,967
 Bank of New York Co., Inc. ...............................  8,060      386,880
 Bank One Corp. ........................................... 12,740      456,092

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Bard (C.R.), Inc. .........................................    572 $    32,575
 Barrick Gold Corp. ........................................  4,316      65,387
 Bausch & Lomb, Inc. .......................................    572      20,729
 Baxter International, Inc. ................................  6,500     318,500
 BB&T Corp. ................................................  4,472     164,122
 Bear Stearns Cos., Inc. ...................................  1,144      67,462
 Becton, Dickinson & Co. ...................................  2,808     100,498
 Bed Bath & Beyond, Inc.*...................................  3,172      95,160
 BellSouth Corp. ........................................... 20,488     825,052
 Bemis Co., Inc. ...........................................    572      22,977
 Best Buy Co., Inc.*........................................  2,288     145,334
 Big Lots, Inc.*............................................  1,248      17,073
 Biogen, Inc.*..............................................  1,612      87,628
 Biomet, Inc. ..............................................  1,976      94,967
 Black & Decker Corp. ......................................    884      34,883
 Block H & R, Inc. .........................................    988      63,775
 BMC Software, Inc.*........................................  2,652      59,776
 Boeing Co. ................................................  9,516     529,089
 Boise Cascade Corp. .......................................    624      21,946
 Boston Scientific Corp.*...................................  4,368      74,256
 Bristol-Myers Squibb Co. .................................. 21,216   1,109,597
 Broadcom Corp.--Class A*...................................  2,860     122,294
 BroadVision, Inc.*.........................................  2,964      14,820
 Brown-Forman Corp. ........................................    728      46,548
 Brunswick Corp. ...........................................    936      22,492
 Burlington Northern Santa Fe Corp. ........................  4,264     128,645
 Burlington Resources, Inc. ................................  2,288      91,406
 Cabletron Systems, Inc.*...................................  2,080      47,528
 Calpine Corp.*.............................................  3,276     123,833
 Campbell Soup Co. .........................................  4,472     115,154
 Capital One Financial Corp. ...............................  2,288     137,280
 Cardinal Health, Inc. .....................................  4,888     337,272
 Carnival Corp.--Class A ...................................  6,396     196,356
 Caterpillar, Inc. .........................................  3,744     187,387
 Cendant Corp.*.............................................  9,308     181,506
 Centex Corp. ..............................................    624      25,428
 CenturyTel, Inc. ..........................................  1,560      47,268
 Charter One Financial, Inc. ...............................  2,236      71,328
 Chevron Corp. .............................................  7,020     635,310
 Chiron Corp.*..............................................  2,080     106,080
 Chubb Corp. ...............................................  1,924     148,975
 CIGNA Corp. ...............................................  1,612     154,462
 Cincinnati Financial Corp. ................................  1,768      69,836
 Cinergy Corp. .............................................  1,716      59,974
 Cintas Corp. ..............................................  1,872      86,580
 Circuit City Stores, Inc. .................................  2,288      41,184
 Cisco Systems, Inc.*....................................... 79,976   1,455,563
 Citigroup, Inc. ........................................... 54,964   2,904,297
 Citizens Communications Co.*...............................  2,860      34,406
 Citrix Systems, Inc.*......................................  2,028      70,777
 Clear Channel Communications, Inc.*........................  6,396     401,029
 Clorox Co. ................................................  2,600      88,010
 CMS Energy Corp. ..........................................  1,456      40,550
 Coca-Cola Co. ............................................. 27,196   1,223,819
 Coca-Cola Enterprises, Inc. ...............................  4,576      74,818
 Colgate-Palmolive Co. .....................................  6,136     361,963
 Comcast Corp.--Special Class A*............................ 10,348     449,103
 Comerica, Inc. ............................................  1,976     113,818
 Compaq Computer Corp. ..................................... 18,460     285,945

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Computer Associates International, Inc. ...................  6,292 $   226,512
 Computer Sciences Corp.*...................................  1,820      62,972
 Compuware Corp.* ..........................................  4,004      56,016
 Comverse Technology, Inc.*.................................  1,872     106,891
 ConAgra, Inc. .............................................  5,876     116,404
 Concord EFS, Inc.*.........................................  2,444     127,112
 Conexant Systems, Inc.*....................................  2,704      24,201
 Conoco, Inc.--Class B......................................  6,812     196,867
 Conseco, Inc. .............................................  3,692      50,396
 Consolidated Edison, Inc. .................................  2,340      93,132
 Constellation Energy Group, Inc. ..........................  1,768      75,317
 Convergys Corp.*...........................................  1,872      56,628
 Cooper Industries, Inc. ...................................  1,040      41,174
 Cooper Tire & Rubber Co. ..................................    780      11,076
 Coors (Adolph) Co.--Class B ...............................    416      20,875
 Corning, Inc. ............................................. 10,140     169,439
 Costco Wholesale Corp.*....................................  4,940     202,935
 Countrywide Credit Industries, Inc. .......................  1,300      59,644
 Crane Co. .................................................    676      20,956
 CSX Corp. .................................................  2,340      84,802
 Cummins Engine Co. ........................................    468      18,112
 CVS Corp. .................................................  4,316     166,598
 Dana Corp. ................................................  1,612      37,624
 Danaher Corp. .............................................  1,560      87,360
 Darden Restaurants, Inc. ..................................  1,300      36,270
 Deere & Co. ...............................................  2,548      96,442
 Dell Computer Corp.*....................................... 28,444     743,811
 Delphi Automotive Systems Corp. ...........................  6,136      97,746
 Delta Air Lines, Inc. .....................................  1,352      59,596
 Deluxe Corp. ..............................................    780      22,542
 Devon Energy Corp. ........................................  1,404      73,710
 Dillard's, Inc.--Class A ..................................    936      14,293
 Dollar General Corp. ......................................  3,588      69,966
 Dominion Resources, Inc. ..................................  2,704     162,592
 Donnelley (R.R.) & Sons Co. ...............................  1,300      38,610
 Dover Corp. ...............................................  2,236      84,185
 Dow Chemical Co. ..........................................  9,828     326,781
 Dow Jones & Co., Inc. .....................................    936      55,889
 DTE Energy Co. ............................................  1,820      84,521
 Du Pont (E.I.) de Nemours.................................. 11,388     549,357
 Duke Energy Corp. .........................................  8,424     328,620
 Dynegy, Inc.--Class A......................................  3,588     166,842
 Eastman Chemical Co. ......................................    832      39,628
 Eastman Kodak Co. .........................................  3,172     148,069
 Eaton Corp. ...............................................    728      51,033
 Ecolab, Inc. ..............................................  1,404      57,522
 Edison International ......................................  3,536      39,426
 El Paso Corp. .............................................  5,564     292,333
 Electronic Data Systems Corp. .............................  5,096     318,500
 Eli Lilly & Co. ........................................... 12,272     908,128
 EMC Corp.*................................................. 24,128     700,918
 Emerson Electric Co. ......................................  4,680     283,139
 Engelhard Corp. ...........................................  1,404      36,209
 Enron Corp. ...............................................  8,164     400,036
 Entergy Corp. .............................................  2,392      91,829
 EOG Resources, Inc. .......................................  1,248      44,366
 Equifax, Inc. .............................................  1,560      57,221
 Exelon Corp. ..............................................  3,484     223,394
 Exxon Mobil Corp. ......................................... 37,700   3,293,094

 Common Stocks, continued
                                                                   Market
                                                         Shares     Value
                                                         ------- -----------

 Fannie Mae ............................................  10,920 $   929,837
 Federated Department Stores, Inc.* ....................   2,184      92,820
 FedEx Corp.*...........................................   3,380     135,876
 Fifth Third Bancorp ...................................   6,292     377,835
 First Data Corp. ......................................   4,264     273,962
 First Union Corp. .....................................  10,712     374,277
 FirstEnergy Corp. .....................................   2,444      78,599
 Fiserv, Inc.* .........................................   1,352      86,501
 Fleet Boston Financial Corp. ..........................  11,856     467,719
 Fluor Corp. ...........................................     884      39,913
 FMC Corp.* ............................................     364      24,956
 Ford Motor Co. ........................................  20,020     491,492
 Forest Laboratories, Inc.*.............................   1,924     136,604
 Fortune Brands, Inc. ..................................   1,664      63,831
 FPL Group, Inc. .......................................   1,924     115,844
 Franklin Resources, Inc. ..............................   2,912     133,282
 Freddie Mac ...........................................   7,592     531,440
 Freeport-McMoran Copper & Gold, Inc.--Class B* ........   1,560      17,238
 Gannett Co., Inc. .....................................   2,912     191,901
 Gap, Inc. .............................................   9,412     272,948
 Gateway, Inc.*.........................................   3,536      58,167
 General Dynamics Corp. ................................   2,184     169,937
 General Electric Co. .................................. 108,576   5,293,079
 General Mills, Inc. ...................................   3,120     136,594
 General Motors Corp. ..................................   5,980     384,813
 Genuine Parts Co. .....................................   1,872      58,968
 Georgia Pacific Corp. .................................   2,444      82,729
 Gillette Co. ..........................................  11,544     334,661
 Global Crossing Ltd.*..................................   9,672      83,566
 Golden West Financial Corp. ...........................   1,716     110,236
 Goodrich (B.F.) Co. ...................................   1,144      43,449
 Goodyear Tire & Rubber Co. ............................   1,716      48,048
 GPU, Inc. .............................................   1,300      45,695
 Grainger (W.W.), Inc. .................................   1,040      42,806
 Great Lakes Chemical Corp. ............................     572      17,646
 Guidant Corp.*.........................................   3,380     121,680
 Halliburton Co. .......................................   4,680     166,608
 Harley-Davidson, Inc. .................................   3,328     156,682
 Harrah's Entertainment, Inc.*..........................   1,300      45,890
 Hartford Financial Services Group, Inc. ...............   2,600     177,840
 Hasbro, Inc. ..........................................   1,872      27,050
 HCA-The Healthcare Co. ................................   5,876     265,536
 Healthsouth Corp.*.....................................   4,264      68,096
 Heinz (H.J.) Co. ......................................   3,796     155,218
 Hercules, Inc.*........................................   1,196      13,515
 Hershey Foods Corp. ...................................   1,508      93,059
 Hewlett-Packard Co. ...................................  21,216     606,778
 Hilton Hotels Corp. ...................................   4,056      47,050
 Home Depot, Inc. ......................................  25,480   1,186,093
 Homestake Mining Co. ..................................   2,860      22,165
 Honeywell International, Inc. .........................   8,840     309,312
 Household International, Inc. .........................   5,044     336,435
 Humana, Inc.* .........................................   1,872      18,439
 Huntington Bancshares, Inc. ...........................   2,756      45,061
 Illinois Tool Works, Inc. .............................   3,328     210,662
 IMS Health, Inc. ......................................   3,224      91,884
 Inco Ltd.*.............................................   1,976      34,106
 Ingersoll-Rand Co. ....................................   1,768      72,842

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                         Shares Market Value
                                                         ------ ------------

 Intel Corp. ........................................... 73,476 $  2,149,172
 International Business Machines Corp. ................. 18,980    2,144,741
 International Flavors & Fragrances, Inc. ..............  1,040       26,135
 International Paper Co. ...............................  5,304      189,352
 Interpublic Group Cos., Inc. ..........................  4,160      122,096
 Intuit, Inc.* .........................................  2,288       91,497
 ITT Industries, Inc. ..................................    936       41,418
 J.P. Morgan Chase & Co. ............................... 21,684      967,106
 Jabil Circuit, Inc.*...................................  2,080       64,189
 JDS Uniphase Corp.* ................................... 14,404      180,050
 Jefferson-Pilot Corp. .................................  1,664       80,404
 John Hancock Financial Services, Inc. .................  3,328      133,985
 Johnson & Johnson ..................................... 32,760    1,638,001
 Johnson Controls, Inc. ................................    936       67,832
 K Mart Corp.*..........................................  5,356       61,433
 KB Home ...............................................    468       14,120
 Kellogg Co. ...........................................  4,420      128,180
 Kerr-McGee Corp. ......................................  1,040       68,921
 KeyCorp ...............................................  4,628      120,559
 KeySpan Corp. .........................................  1,508       55,012
 Kimberly-Clark Corp. ..................................  5,824      325,562
 Kinder Morgan, Inc. ...................................  1,248       62,712
 King Pharmaceuticals, Inc.*............................  1,872      100,620
 KLA-Tencor Corp.*......................................  2,028      118,577
 Knight Ridder, Inc. ...................................    780       46,254
 Kohls Corp.*...........................................  3,640      228,337
 Kroger Co.*............................................  8,840      221,000
 Leggett & Platt, Inc. .................................  2,132       46,968
 Lexmark International Group, Inc.* ....................  1,404       94,419
 Limited, Inc. .........................................  4,680       77,314
 Lincoln National Corp. ................................  2,028      104,949
 Linear Technology Corp. ...............................  3,484      154,062
 Liz Claiborne, Inc. ...................................    572       28,857
 Lockheed Martin Corp. .................................  4,732      175,321
 Loews Corp. ...........................................  2,132      137,365
 Louisiana-Pacific Corp. ...............................  1,144       13,419
 Lowe's Cos., Inc. .....................................  4,212      305,581
 LSI Logic Corp.*.......................................  3,952       74,298
 Lucent Technologies, Inc. ............................. 37,232      230,838
 Manor Care, Inc.*......................................  1,144       36,322
 Marriott International, Inc.--Class A..................  2,652      125,546
 Marsh & McLennan Cos., Inc. ...........................  3,016      304,616
 Masco Corp. ...........................................  5,044      125,897
 Mattel, Inc. ..........................................  4,732       89,530
 Maxim Integrated Products, Inc.*.......................  3,588      158,625
 May Department Stores Co...............................  3,276      112,236
 Maytag Corp. ..........................................    832       24,344
 MBIA, Inc. ............................................  1,613       89,784
 MBNA Corp. ............................................  9,308      306,699
 McDermott International, Inc.*.........................    676        7,875
 McDonald's Corp. ...................................... 14,144      382,736
 McGraw-Hill Cos., Inc. ................................  2,132      141,032
 McKesson HBOC, Inc. ...................................  3,120      115,814
 Mead Corp. ............................................  1,092       29,637
 MedImmune, Inc.* ......................................  2,340      110,448
 Medtronic, Inc. ....................................... 13,208      607,701
 Mellon Financial Corp. ................................  5,200      239,200
 Merck & Co., Inc. ..................................... 25,064    1,601,840
 Mercury Interactive Corp.*.............................    884       52,952

 Common Stocks, continued
                                                             Shares Market Value
                                                             ------ ------------

 Meredith Corp. ............................................    520 $     18,621
 Merrill Lynch & Co., Inc. .................................  9,152      542,256
 MetLife, Inc. .............................................  8,216      254,532
 MGIC Investment Corp. .....................................  1,196       86,877
 Micron Technology, Inc.*...................................  6,500      267,150
 Microsoft Corp.*........................................... 58,812    4,293,275
 Millipore Corp. ...........................................    520       32,230
 Minnesota Mining & Mfg. Co. ...............................  4,316      492,456
 Mirant Corp.*..............................................  3,692      127,005
 Molex, Inc.................................................  2,132       77,882
 Moody's Corp. .............................................  1,716       57,486
 Morgan Stanley Dean Witter & Co. .......................... 12,168      781,551
 Motorola, Inc. ............................................ 24,024      397,837
 Nabors Industries, Inc.*...................................  1,612       59,966
 National City Corp. .......................................  6,552      201,671
 National Semiconductor Corp.*..............................  1,872       54,513
 National Service Industries, Inc. .........................    468       10,563
 Navistar International Corp.*..............................    624       17,553
 NCR Corp.*.................................................  1,040       48,880
 Network Appliance, Inc.*...................................  3,536       48,443
 New York Times Co.--Class A................................  1,716       72,072
 Newell Rubbermaid, Inc.....................................  2,912       73,091
 Newmont Mining Corp. ......................................  2,132       39,677
 Nextel Communications, Inc.--Class A*......................  8,372      146,510
 Niagara Mohawk Holdings, Inc.*.............................  1,768       31,276
 NICOR, Inc. ...............................................    520       20,270
 Nike, Inc.--Class B .......................................  2,964      124,459
 NiSource, Inc. ............................................  2,236       61,110
 Noble Drilling Corp.*......................................  1,456       47,684
 Nordstrom, Inc. ...........................................  1,456       27,009
 Norfolk Southern Corp. ....................................  4,212       87,188
 Nortel Networks Corp. ..................................... 34,840      316,696
 Northern Trust Corp. ......................................  2,444      152,750
 Northrop Grumman Corp. ....................................    936       74,974
 Novell, Inc.*..............................................  3,484       19,824
 Novellus Systems, Inc.*....................................  1,560       88,592
 Nucor Corp. ...............................................    832       40,676
 Occidental Petroleum Corp. ................................  4,056      107,849
 Office Depot, Inc.*........................................  3,276       34,005
 Omnicom Group..............................................  2,028      174,408
 ONEOK, Inc.................................................    676       13,317
 Oracle Corp.* ............................................. 61,360    1,165,840
 PACCAR, Inc. ..............................................    832       42,781
 Pactiv Corp.*..............................................  1,716       22,994
 Pall Corp. ................................................  1,352       31,813
 Palm, Inc.*................................................  6,188       37,561
 Parametric Technology Corp.*...............................  2,912       40,739
 Parker Hannifin Corp. .....................................  1,300       55,172
 Paychex, Inc. .............................................  4,056      162,240
 Penney (J.C.) Co. .........................................  2,860       75,390
 Peoples Energy Corp. ......................................    364       14,633
 PeopleSoft, Inc.* .........................................  3,224      158,718
 PepsiCo, Inc. ............................................. 16,016      707,906
 PerkinElmer, Inc...........................................  1,092       30,063
 Pfizer, Inc................................................ 69,004    2,763,611
 PG&E Corp. ................................................  4,212       47,174
 Pharmacia Corp. ........................................... 14,196      652,306
 Phelps Dodge Corp..........................................    884       36,686
 Philip Morris Cos., Inc. .................................. 24,024    1,219,218

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                                  June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                             Shares Market Value
                                                             ------ ------------

 Phillips Petroleum Co. ....................................  2,808 $    160,056
 Pinnacle West Capital Corp. ...............................    936       44,366
 Pitney Bowes, Inc. ........................................  2,704      113,893
 Placer Dome, Inc. .........................................  3,588       35,162
 PNC Bank Corp. ............................................  3,172      208,686
 Potlatch Corp. ............................................    312       10,736
 Power-One, Inc.*...........................................    884       14,710
 PPG Industries, Inc. ......................................  1,820       95,677
 PPL Corp. .................................................  1,612       88,660
 Praxair, Inc. .............................................  1,768       83,096
 Procter & Gamble Co. ...................................... 14,144      902,387
 Progress Energy, Inc. .....................................  2,236      100,441
 Progressive Corp. .........................................    832      112,478
 Providian Financial Corp. .................................  3,120      184,704
 Public Service Enterprise Group, Inc. .....................  2,288      111,883
 Pulte Corp. ...............................................    468       19,951
 QLogic Corp.*..............................................    988       63,677
 Quaker Oats Co. ...........................................  1,456      132,860
 Qualcomm, Inc.*............................................  8,268      483,513
 Quintiles Transnational Corp.*.............................  1,300       32,825
 Qwest Communications International, Inc. .................. 18,148      578,377
 RadioShack Corp. ..........................................  2,028       61,854
 Ralston-Ralston Purina Group...............................  3,380      101,468
 Raytheon Co. ..............................................  3,900      103,545
 Reebok International Ltd.*.................................    624       19,937
 Regions Financial Corp. ...................................  2,496       79,872
 Reliant Energy, Inc. ......................................  3,276      105,520
 Robert Half International, Inc.*...........................  1,924       47,888
 Rockwell International Corp. ..............................  1,976       75,325
 Rohm & Haas Co. ...........................................  2,392       78,697
 Rowan Cos., Inc.*..........................................  1,040       22,984
 Royal Dutch Petroleum Co.--ADR............................. 23,452    1,366,548
 Ryder System, Inc. ........................................    676       13,250
 Sabre Holdings Corp.*......................................  1,456       72,800
 SAFECO Corp. ..............................................  1,404       41,418
 Safeway, Inc.* ............................................  5,512      264,576
 Sanmina Corp.*.............................................  3,484       81,560
 Sapient Corp.* ............................................  1,352       13,182
 Sara Lee Corp. ............................................  8,580      162,505
 SBC Communications, Inc. .................................. 36,816    1,474,849
 Schering-Plough Corp. ..................................... 15,964      578,535
 Schlumberger Ltd. .........................................  6,240      328,536
 Schwab (Charles) Corp. .................................... 15,132      231,520
 Scientific-Atlanta, Inc. ..................................  1,768       71,781
 Seagate Technology, Inc.*(a) ..............................  2,565            0
 Sealed Air Corp.*..........................................    936       34,866
 Sears, Roebuck & Co. ......................................  3,588      151,808
 Sempra Energy .............................................  2,236       61,132
 Sherwin-Williams Co. ......................................  1,716       38,095
 Siebel Systems, Inc.*......................................  4,940      231,686
 Sigma-Aldrich Corp. .......................................    832       32,132
 Snap-on, Inc. .............................................    624       15,076
 Solectron Corp.* ..........................................  7,124      130,369
 Southern Co. ..............................................  7,488      174,096
 SouthTrust Corp. ..........................................  3,692       95,992
 Southwest Airlines Co. ....................................  8,320      153,838
 Sprint Corp. (FON Group) ..................................  9,672      206,594
 Sprint Corp. (PCS Group)*.................................. 10,244      247,393
 St. Jude Medical, Inc.*....................................    936       56,160

 Common Stocks, continued
                                                             Shares Market Value
                                                             ------ ------------

 St. Paul Companies, Inc. ..................................  2,340 $    118,615
 Stanley Works .............................................    936       39,200
 Staples, Inc.*.............................................  4,992       79,822
 Starbucks Corp.*...........................................  4,160       95,680
 Starwood Hotels & Resorts Worldwide, Inc. .................  2,184       81,420
 State Street Corp. ........................................  3,536      174,997
 Stilwell Financial, Inc. ..................................  2,392       80,276
 Stryker Corp. .............................................  2,132      116,940
 Sun Microsystems, Inc.* ................................... 35,568      559,129
 Sunoco, Inc. ..............................................    936       34,286
 SunTrust Banks, Inc. ......................................  3,172      205,482
 SuperValu, Inc. ...........................................  1,456       25,553
 Symbol Technologies, Inc. .................................  2,496       55,411
 Synovus Financial Corp. ...................................  3,172       99,537
 Sysco Corp. ...............................................  7,332      199,064
 T. Rowe Price Group, Inc. .................................  1,352       50,551
 Target Corp. ..............................................  9,828      340,049
 Tektronix, Inc.*...........................................  1,040       28,236
 Tellabs, Inc.*.............................................  4,472       86,667
 Temple-Inland, Inc. .......................................    520       27,711
 Tenet Healthcare Corp.* ...................................  3,536      182,422
 Teradyne, Inc.*............................................  1,924       63,684
 Texaco, Inc. ..............................................  6,032      401,731
 Texas Instruments, Inc. ................................... 18,980      597,870
 Textron, Inc. .............................................  1,560       85,862
 The Pepsi Bottling Group, Inc. ............................  1,560       62,556
 Thermo Electron Corp.*.....................................  1,976       43,512
 Thomas & Betts Corp. ......................................    624       13,772
 Tiffany & Co. .............................................  1,612       58,387
 Timken Co. ................................................    676       11,451
 TJX Cos., Inc. ............................................  3,068       97,777
 TMP Worldwide, Inc.*.......................................  1,144       68,640
 Torchmark Corp. ...........................................  1,352       54,364
 Tosco Corp. ...............................................  1,664       73,299
 Toys R Us, Inc.*...........................................  2,184       54,054
 Transocean Sedco Forex, Inc. ..............................  3,484      143,715
 Tribune Co. ...............................................  3,276      131,073
 Tricon Global Restaurants, Inc.*...........................  1,612       70,767
 TRW, Inc. .................................................  1,352       55,432
 Tupperware Corp. ..........................................    624       14,620
 TXU Corp. .................................................  2,808      135,318
 Tyco International Ltd. ................................... 21,164    1,153,438
 U.S. Bancorp .............................................. 20,852      475,217
 Unilever NV--ADR ..........................................  6,240      371,717
 Union Pacific Corp. .......................................  2,704      148,477
 Union Planters Corp. ......................................  1,508       65,749
 Unisys Corp.*..............................................  3,484       51,250
 United Technologies Corp. .................................  5,148      377,142
 UnitedHealth Group, Inc. ..................................  3,484      215,137
 Univision Communications, Inc.*............................  2,288       97,881
 Unocal Corp. ..............................................  2,652       90,566
 UnumProvident Corp. .......................................  2,652       85,182
 US Airways Group, Inc.*....................................    728       17,690
 USA Education, Inc. .......................................  1,768      129,064
 UST, Inc. .................................................  1,768       51,024
 USX-Marathon Group, Inc. ..................................  3,380       99,744
 USX-U.S. Steel Group, Inc. ................................    988       19,908
 Veritas Software Corp.*....................................  4,368      290,603

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBull ProFund                                                 June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                          Shares   Market Value
                                                        ---------- ------------

 Verizon Communications, Inc. .........................     29,536 $  1,580,176
 VF Corp. .............................................      1,248       45,402
 Viacom, Inc.--Class B*................................     19,448    1,006,434
 Visteon Corp. ........................................      1,456       26,761
 Vitesse Semiconductor Corp.*..........................      2,028       42,669
 Vulcan Materials Co. .................................      1,092       58,695
 Wachovia Corp. .......................................      2,288      162,791
 Wal-Mart Stores, Inc. ................................     48,880    2,385,343
 Walgreen Co. .........................................     11,128      380,021
 Walt Disney Co. ......................................     22,828      659,501
 Washington Mutual, Inc. ..............................      9,568      359,278
 Waste Management, Inc. ...............................      6,812      209,946
 Watson Pharmaceuticals, Inc.*.........................      1,144       70,516
 Wellpoint Health Networks, Inc.* .....................        676       63,706
 Wells Fargo & Co. ....................................     18,772      871,584
 Wendy's International, Inc. ..........................      1,248       31,874
 Westvaco Corp. .......................................      1,092       26,525
 Weyerhaeuser Co. .....................................      2,340      128,630
 Whirlpool Corp. ......................................        728       45,500
 Willamette Industries, Inc. ..........................      1,196       59,202
 Williams Cos., Inc. ..................................      5,304      174,767
 Winn-Dixie Stores, Inc. ..............................      1,560       40,763
 WorldCom, Inc.--WorldCom Group*.......................     31,564      448,209
 Worthington Industries, Inc. .........................        936       12,730
 Wrigley (WM.) JR Co. .................................      2,444      114,501
 Xcel Energy, Inc. ....................................      3,744      106,517
 Xerox Corp. ..........................................      7,592       72,655
 Xilinx, Inc.*.........................................      3,640      150,114
 Yahoo!, Inc.* ........................................      6,188      123,698
 Zions Bancorporation .................................        988       58,292
                                                                   ------------
 TOTAL COMMON STOCKS
  (Cost $111,730,656)..................................             120,276,336
                                                                   ------------
 Rights/Warrants (0.0%)
 NiSource, Inc.--Sails*................................        822        1,948
 Progress Energy, Inc.--CVO*...........................        987            0
                                                                   ------------
 TOTAL RIGHTS/WARRANTS
  (Cost $1,435)........................................                   1,948
                                                                   ------------
 Options Purchased (6.1%)
                                                        Contracts
                                                        ----------
 S&P 500 Call Option expiring July 2001 @ 875..........         90    8,025,075
 S&P 500 Put Option expiring July 2001 @ 700...........        300        3,750
                                                                   ------------
 TOTAL OPTIONS PURCHASED
  (Cost $9,007,575)....................................               8,028,825
                                                                   ------------
 U.S. Treasury Notes (1.2%)
                                                        Principal
                                                          Amount
                                                        ----------
 U.S. Treasury Note, 4.00%, 04/30/03................... $1,535,000    1,529,484
                                                                   ------------
 TOTAL U.S. TREASURY NOTES
  (Cost $1,529,500)....................................               1,529,484
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost $122,269,166)(b) (98.0%).......................             129,836,593
 Other assets in excess of liabilities (2.0%)..........               2,653,513
                                                                   ------------
 TOTAL NET ASSETS (100.0%).............................            $132,490,106
                                                                   ============

-----
Percentages indicated are based on net assets of $132,490,106.

 Futures Contracts Purchased
                                                                   Unrealized
                                                         Contracts    Loss
                                                         --------- ----------
 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $117,932,403)........    383    $(895,788)

-----
* Non-income producing
(a) Escrowed security
(b) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..  $ 9,790,707
      Unrealized depreciation..   (2,223,280)
                                 -----------
      Net unrealized
       appreciation............  $ 7,567,427
                                 ===========

ADR--American Depositary Receipt
CVO--Contingent Value Obligation

The UltraBull ProFund's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Aerospace & Defense........................................................ 1.3%
Airlines................................................................... 0.2%
Automotive................................................................. 0.9%
Banking.................................................................... 6.2%
Biotechnology.............................................................. 0.7%
Building & Construction.................................................... 0.2%
Business Services.......................................................... 1.5%
Chemicals.................................................................. 1.0%
Computer Services.......................................................... 0.5%
Computer Software.......................................................... 5.2%
Computers.................................................................. 5.2%
Consumer Products.......................................................... 2.0%
Containers & Packaging..................................................... 0.1%
Electrical & Electronics................................................... 1.2%
Energy & Utilities......................................................... 9.2%
Environmental Services..................................................... 0.2%
Financial Services......................................................... 6.1%
Food & Beverage............................................................ 3.4%
Health Care................................................................ 3.0%
Home Furnishings........................................................... 0.1%
Insurance.................................................................. 4.1%
Machinery & Equipment...................................................... 6.3%
Media...................................................................... 4.6%
Metals & Mining............................................................ 0.7%
Office Equipment & Supplies................................................ 0.2%
Paper & Forest Products.................................................... 0.4%
Pharmaceuticals............................................................ 7.5%
Retail & Wholesale......................................................... 6.2%
Semiconductors............................................................. 3.6%
Telecommunications......................................................... 6.8%
Textiles & Apparel......................................................... 0.2%
Tobacco.................................................................... 1.0%
Toys....................................................................... 0.1%
Transportation............................................................. 0.4%
Travel & Entertainment..................................................... 0.4%
Other...................................................................... 9.3%

              See accompanying notes to the financial statements.

PROFUNDS

UltraBull ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2001

Assets:
 Investments, at value (cost $122,269,166)......................  $ 129,836,593
 Cash...........................................................      2,911,045
 Dividends and interest receivable..............................         73,490
 Receivable for investments sold................................          8,956
 Prepaid expenses...............................................         74,198
 Deferred organization costs....................................          3,738
                                                                  -------------
 Total Assets...................................................    132,908,020
Liabilities:
 Variation margin on futures contracts..........................        223,978
 Advisory fees payable..........................................         69,873
 Management servicing fees payable..............................         13,975
 Administration fees payable....................................            867
 Distribution and service fees payable--Service Class...........         97,115
 Other accrued expenses.........................................         12,106
                                                                  -------------
 Total Liabilities..............................................        417,914
                                                                  -------------
Net Assets......................................................  $ 132,490,106
                                                                  =============
Net Assets consist of:
 Capital........................................................  $ 238,832,520
 Accumulated net investment loss................................       (191,054)
 Accumulated net realized losses on investments and futures
  contracts.....................................................   (112,822,999)
 Net unrealized appreciation on investments and futures
  contracts.....................................................      6,671,639
                                                                  -------------
Total Net Assets................................................  $ 132,490,106
                                                                  =============
Investor Class:
 Net Assets.....................................................  $ 114,171,865
 Shares of Beneficial Interest Outstanding......................      8,374,797
 Net Asset Value (offering and redemption price per share)......  $       13.63
                                                                  =============
Service Class:
 Net Assets.....................................................  $  18,318,241
 Shares of Beneficial Interest Outstanding......................      1,387,379
 Net Asset Value (offering and redemption price per share)......  $       13.20
                                                                  =============

 Statement of Operations

                                          For the six months ended June 30, 2001

Investment Income:
 Dividends (net of foreign taxes of $345)........................  $    578,149
 Interest........................................................       404,467
                                                                   ------------
 Total Income....................................................       982,616
Expenses:
 Advisory fees...................................................       463,481
 Management servicing fees.......................................        92,697
 Administration fees.............................................        23,871
 Distribution and service fees--Service Class....................       146,506
 Registration and filing fees....................................        63,848
 Custody fees....................................................        61,444
 Transfer agent fees.............................................       216,137
 Fund accounting fees............................................        43,789
 Other fees......................................................        61,971
                                                                   ------------
 Total expenses..................................................     1,173,744
                                                                   ------------
Net Investment Loss .............................................      (191,128)
                                                                   ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts........   (21,983,612)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................    (7,084,254)
                                                                   ------------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (29,067,866)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(29,258,994)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund


 Statements of Changes in Net Assets

                                                  For the            For the
                                              six months ended     year ended
                                               June 30, 2001    December 31, 2000
                                              ----------------  -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss)...............  $      (191,128)   $       302,884
 Net realized losses on investments and
  futures contracts.........................      (21,983,612)       (78,469,579)
 Net change in unrealized appreciation on
  investments and futures contracts.........       (7,084,254)          (497,783)
                                              ---------------    ---------------
 Net decrease in net assets resulting from
  operations................................      (29,258,994)       (78,664,478)
Distributions to Shareholders from:
 Net investment income
 Investor Class.............................               --           (339,808)
 In excess of net realized gains on
  investments and futures contracts
 Investor Class.............................               --           (557,876)
 Service Class..............................               --           (222,979)
                                              ---------------    ---------------
 Net decrease in net assets resulting from
  distributions.............................               --         (1,120,663)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................    1,338,589,870      2,945,575,329
 Service Class..............................      493,446,165      1,410,583,125
 Dividends reinvested
 Investor Class.............................               --            809,411
 Service Class..............................               --            199,068
 Cost of shares redeemed
 Investor Class.............................   (1,283,618,477)    (2,960,739,719)
 Service Class..............................     (498,931,362)    (1,430,585,899)
                                              ---------------    ---------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......       49,486,196        (34,158,685)
                                              ---------------    ---------------
 Total increase/(decrease) in net assets....       20,227,202       (113,943,826)
Net Assets:
 Beginning of period........................      112,262,904        226,206,730
                                              ---------------    ---------------
 End of period..............................  $   132,490,106    $   112,262,904
                                              ===============    ===============
Share Transactions:
 Shares issued
 Investor Class.............................       90,340,529        140,167,768
 Service Class..............................       34,992,228         68,918,662
 Shares reinvested
 Investor Class.............................               --             46,852
 Service Class..............................               --             11,816
 Shares redeemed
 Investor Class.............................      (86,729,657)      (142,040,877)
 Service Class..............................      (35,547,762)       (70,004,959)
                                              ---------------    ---------------
 Net increase/(decrease)....................        3,055,338         (2,900,738)
                                              ===============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                               Investor Class
                         ----------------------------------------------------------------------------------------------
                                                                                                      For the period
                             For the              For the           For the           For the      November 28, 1997(a)
                         six months ended       year ended        year ended        year ended           through
                          June 30, 2001      December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------    ----------------- ----------------- ----------------- --------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $      16.86         $     23.67      $      18.36       $     12.86         $    12.50
                           ------------         -----------      ------------       -----------         ----------
 Net investment
  income/(loss).........          (0.01)(b)            0.10(b)           0.35              0.39(b)            0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          (3.22)              (6.80)             5.08              5.13               0.35
                           ------------         -----------      ------------       -----------         ----------
 Total income/(loss)
  from investment
  operations............          (3.23)              (6.70)             5.43              5.52               0.36
                           ------------         -----------      ------------       -----------         ----------
Distribution to
 Shareholders from:
 Net investment income..             --               (0.04)            (0.03)            (0.01)                --
 Net realized gain on
  investments and
  futures contracts.....             --                  --                --             (0.01)                --
 In excess of net
  realized gain on
  investments and
  futures contracts.....             --               (0.07)            (0.09)               --                 --
                           ------------         -----------      ------------       -----------         ----------
 Total distributions....             --               (0.11)            (0.12)            (0.02)                --
                           ------------         -----------      ------------       -----------         ----------
Net Asset Value, End of
 Period.................   $      13.63         $     16.86      $      23.67       $     18.36         $    12.86
                           ============         ===========      ============       ===========         ==========
Total Return............         (19.16)%(c)         (28.33)%           29.56%            42.95%              2.90%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $114,171,865         $80,339,625      $155,987,050       $90,854,397         $6,043,740
Ratio of expenses to
 average net assets.....           1.67%(d)            1.44%             1.34%             1.50%              1.33%(d)
Ratio of net investment
 income/(loss) to
 average net assets.....          (0.08)%(d)           0.49%             1.99%             2.43%              2.26%(d)
Ratio of expenses to
 average net assets*....           1.67%(d)            1.44%             1.36%             1.70%             12.69%(d)
Portfolio turnover(e)...            571%               1111%              764%               --                 --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund


 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                                Service Class
                         -----------------------------------------------------------------------------------------------
                                                                                                       For the period
                             For the              For the            For the           For the      November 28, 1997(a)
                         six months ended       year ended         year ended        year ended           through
                          June 30, 2001      December 31, 2000  December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------    -----------------  ----------------- ----------------- --------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     16.43          $     23.27        $     18.19       $     12.86         $    12.50
                           -----------          -----------        -----------       -----------         ----------
 Net investment
  income/(loss).........         (0.07)(b)            (0.11)(b)           0.08              0.24(b)            0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....         (3.16)               (6.66)              5.09              5.10               0.35
                           -----------          -----------        -----------       -----------         ----------
 Total income/(loss)
  from investment
  operations............         (3.23)               (6.77)              5.17              5.34               0.36
                           -----------          -----------        -----------       -----------         ----------
Distribution to
 Shareholders from:
 Net investment income..            --                   --                 --                --(c)              --
 Net realized gain on
  investments and
  futures contracts.....            --                   --                 --             (0.01)                --
 In excess of net
  realized gain on
  investments and
  futures contracts.....            --                (0.07)             (0.09)               --                 --
                           -----------          -----------        -----------       -----------         ----------
 Total distributions....            --                (0.07)             (0.09)            (0.01)                --
                           -----------          -----------        -----------       -----------         ----------
Net Asset Value, End of
 Period.................   $     13.20          $     16.43        $     23.27       $     18.19         $    12.86
                           ===========          ===========        ===========       ===========         ==========
Total Return............        (19.66)%(d)          (29.12)%            28.42%            41.48%              2.90%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $18,318,241          $31,923,279        $70,219,680       $10,991,484         $2,394,297
Ratio of expenses to
 average net assets.....          2.65%(e)             2.43%              2.34%             2.39%              1.33%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....         (1.04)%(e)           (0.54)%             0.79%             1.53%              1.69%(e)
Ratio of expenses to
 average net assets*....          2.65%(e)             2.43%              2.36%             2.84%             13.69%(e)
Portfolio turnover(f)...           571%                1111%               764%               --                 --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Distribution per share was less than $0.005.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2001
(Unaudited)

 Common Stocks (89.9%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 3Com Corp.*................................................. 14,022 $   66,605
 Abercrombie & Fitch Co.--Class A*...........................  4,104    182,628
 Acxiom Corp.*...............................................  3,686     48,250
 ADTRAN, Inc.*...............................................  1,634     33,497
 Advanced Fibre Communications, Inc.*........................  3,382     71,022
 Advent Software, Inc.*......................................  1,292     82,042
 Affiliated Computer Services, Inc.--Class A*................  2,090    150,292
 AGCO Corp. .................................................  2,964     27,121
 AGL Resources, Inc. ........................................  2,242     53,248
 Airborne, Inc. .............................................  1,976     22,902
 Airgas, Inc.*...............................................  2,812     33,463
 AK Steel Holding Corp. .....................................  4,484     56,229
 Alaska Air Group, Inc.*.....................................  1,102     31,848
 Albany International Corp.--Class A*........................  1,292     24,419
 Albemarle Corp. ............................................  1,900     44,023
 Alexander & Baldwin, Inc. ..................................  1,672     43,054
 ALLETE, Inc. ...............................................  3,420     76,950
 Alliant Energy Corp. .......................................  3,268     95,262
 Allmerica Financial Corp. ..................................  2,204    126,730
 American Eagle Outfitters, Inc.*............................  2,888    101,773
 American Financial Group, Inc. .............................  2,812     85,204
 American Standard Cos.*.....................................  2,964    178,136
 American Water Works Co., Inc. .............................  4,104    135,309
 AmeriCredit Corp.*..........................................  3,420    177,669
 Amerisource Health Corp.--Class A*..........................  2,204    121,881
 Ametek, Inc. ...............................................  1,368     41,792
 ANTEC Corp.*................................................  1,596     19,790
 Apogent Technologies, Inc.*.................................  4,370    107,502
 Apollo Group, Inc.--Class A*................................  4,826    204,863
 Apria Healthcare Group, Inc.*...............................  2,242     64,682
 Arbitron, Inc.*.............................................    279      6,724
 Arrow Electronics, Inc.*....................................  4,104     99,686
 Arthur J. Gallagher & Co. ..................................  3,344     86,944
 ArvinMeritor, Inc. .........................................  2,736     45,801
 Associated Banc-Corp. ......................................  2,736     98,469
 Astoria Financial Corp. ....................................  2,014    110,770
 Atlas Air, Inc.*............................................  1,596     22,599
 Atmel Corp.*................................................ 19,228    259,385
 Avnet, Inc. ................................................  4,864    109,051
 Avocent Corp.*..............................................  1,824     41,496
 Bandag, Inc. ...............................................    874     23,860
 Banknorth Group, Inc. ......................................  5,700    129,105
 Banta Corp. ................................................  1,026     30,062
 Barnes & Noble, Inc.*.......................................  2,698    106,166
 Barr Laboratories, Inc.*....................................  1,482    104,348
 Beckman Coulter, Inc. ......................................  2,508    102,326
 Belo (A.H.) Corp.--Class A..................................  4,560     85,910
 Bergen Brunswig Corp.--Class A..............................  5,624    108,093
 BJ Services Co.*............................................  6,840    194,119
 BJ's Wholesale Club, Inc.*..................................  3,002    159,887
 Black Hills Corp. ..........................................  1,064     42,805
 Blyth, Inc. ................................................  1,938     49,826
 Bob Evans Farms, Inc. ......................................  1,444     25,992
 Borders Group, Inc.*........................................  3,306     74,054
 BorgWarner, Inc. ...........................................  1,102     54,681
 Bowater, Inc. ..............................................  2,090     93,507
 Brinker International, Inc.*................................  4,142    107,071
 Broadwing, Inc.*............................................  9,044    221,126

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 C.H. Robinson Worldwide, Inc. ..............................  3,496 $   97,503
 Cabot Corp. ................................................  2,698     97,182
 Cabot Microelectronics Corp.*...............................    988     61,256
 Cadence Design Systems, Inc.*............................... 10,298    191,852
 Callaway Golf Co. ..........................................  3,192     50,434
 Carlisle Companies, Inc. ...................................  1,254     43,727
 Carpenter Technology Corp. .................................    912     26,712
 Carter-Wallace, Inc. .......................................  1,862     36,030
 Catalina Marketing Corp.*...................................  2,318     70,722
 CBRL Group, Inc. ...........................................  2,280     38,646
 CDW Computer Centers, Inc.*.................................  3,648    144,862
 Ceridian Corp.*.............................................  6,042    115,825
 CheckFree Holdings Corp.*...................................  3,192    111,943
 Choicepoint, Inc.*..........................................  2,584    108,657
 Chris-Craft Industries, Inc.*...............................  1,444    103,102
 Church & Dwight, Inc. ......................................  1,596     40,618
 Cirrus Logic, Inc.*.........................................  3,268     75,262
 City National Corp. ........................................  1,976     87,517
 Claire's Stores, Inc. ......................................  2,014     38,991
 Clayton Homes, Inc. ........................................  5,700     89,604
 CLECO Corp. ................................................  1,862     42,361
 CNF, Inc. ..................................................  2,014     56,896
 Coach, Inc.*................................................  1,786     67,957
 Colonial BancGroup, Inc. ...................................  4,142     59,562
 Commscope, Inc.*............................................  2,128     50,008
 Compass Bancshares, Inc. ...................................  5,320    140,980
 Conectiv, Inc. .............................................  3,686     79,618
 Cooper Cameron Corp.*.......................................  2,242    125,104
 COR Therapeutics, Inc.*.....................................  2,318     70,699
 Covance, Inc.*..............................................  2,394     54,224
 Covanta Energy Corp.*.......................................  2,052     37,880
 Credence Systems Corp.*.....................................  2,166     52,504
 Crompton Corp. .............................................  4,674     50,947
 CSG Systems International, Inc.*............................  2,204    125,099
 Cypress Semiconductor Corp.*................................  5,282    125,976
 Cytec Industries, Inc.*.....................................  1,672     63,536
 Dean Foods Co. .............................................  1,482     59,576
 DENTSPLY International, Inc. ...............................  2,128     94,377
 DeVRY, Inc.*................................................  2,888    104,315
 Dial Corp. .................................................  3,952     56,316
 Diebold, Inc. ..............................................  2,964     95,293
 Dime Bancorp, Inc. .........................................  4,750    176,938
 Dole Food Co., Inc. ........................................  2,318     44,158
 Dollar Tree Stores, Inc.*...................................  4,636    129,066
 Donaldson Co., Inc. ........................................  1,824     56,818
 DPL, Inc. ..................................................  5,244    151,866
 DQE, Inc. ..................................................  2,318     52,155
 Dreyer's Grand Ice Cream, Inc. .............................  1,178     32,866
 DSP Group, Inc.*............................................  1,102     23,638
 DST Systems, Inc.*..........................................  5,092    268,348
 Dun & Bradstreet Corp.*.....................................  3,344     94,301
 Dycom Industries, Inc.*.....................................  1,748     40,082
 E*TRADE Group, Inc.*........................................ 13,224     85,295
 Eaton Vance Corp. ..........................................  2,660     92,568
 Edwards (A.G.) Inc. ........................................  3,344    150,480
 Edwards Lifesciences Corp.*.................................  2,432     64,108
 EGL, Inc.*..................................................  1,976     34,501
 Electronic Arts, Inc.*......................................  5,510    319,028
 Emmis Communications Corp.*.................................  1,976     60,762

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Energizer Holdings, Inc.*...................................  3,800 $   87,210
 Energy East Corp. ..........................................  4,826    100,912
 Ensco International, Inc. ..................................  5,776    135,158
 Entercom Communications Corp.*..............................  1,862     99,822
 Equitable Resources, Inc. ..................................  2,698     89,870
 Everest Re Group Ltd. ......................................  1,900    142,120
 Expeditors International of Washington, Inc. ...............  2,166    129,958
 Express Scripts, Inc.--Class A*.............................  3,268    179,838
 Family Dollar Stores, Inc. .................................  7,106    182,127
 Fastenal Co. ...............................................  1,558     96,565
 Federal Signal Corp. .......................................  1,900     44,593
 Ferro Corp. ................................................  1,406     30,665
 First Health Group Corp.*...................................  4,028     97,155
 First Tennessee National Corp. .............................  5,320    184,657
 First Virginia Banks, Inc. .................................  1,900     89,528
 FirstMerit Corp. ...........................................  3,534     93,298
 Flowserve Corp.*............................................  1,558     47,909
 Fuller (H. B.) Co. .........................................    570     28,443
 Furniture Brands International, Inc.*.......................  2,090     58,520
 Galileo International, Inc. ................................  3,648    118,560
 Gartner Group, Inc.--Class B*...............................  3,610     33,212
 GATX Corp. .................................................  2,014     80,761
 Gentex Corp.*...............................................  3,078     85,784
 Genzyme Corp.--General Division*............................  8,018    489,098
 Georgia-Pacific Timber Corp. ...............................  3,344    119,548
 Gilead Sciences, Inc.*......................................  3,914    227,756
 Glatfelter (P.H.) Co. ......................................  1,748     24,926
 Global Marine, Inc.*........................................  7,334    136,632
 Golden State Bancorp, Inc. .................................  5,586    172,049
 Granite Construction, Inc. .................................  1,709     43,443
 Grant Prideco, Inc.*........................................  4,522     79,090
 Greater Bay Bancorp.........................................  1,748     43,665
 GreenPoint Financial Corp. .................................  4,180    160,512
 GTECH Holdings Corp.*.......................................  1,406     49,927
 Hanover Compressor Co.*.....................................  2,622     86,762
 Harris Corp. ...............................................  2,736     74,447
 Harsco Corp. ...............................................  1,634     44,330
 Harte-Hanks, Inc. ..........................................  2,622     64,921
 Hawaiian Electric Industries, Inc. .........................  1,330     50,806
 HCC Insurance Holdings, Inc. ...............................  2,432     59,584
 Health Management Associates, Inc.--Class A*................ 10,146    213,472
 Health Net, Inc.*...........................................  5,092     88,601
 Helmerich & Payne, Inc. ....................................  2,090     64,414
 Henry (Jack) & Associates, Inc. ............................  3,686    114,266
 Herman Miller, Inc. ........................................  3,154     76,327
 Hibernia Corp. .............................................  6,574    117,017
 Hillenbrand Industries, Inc. ...............................  2,584    147,572
 Hispanic Broadcasting Corp.--Class A*.......................  4,522    129,736
 HON Industries, Inc. .......................................  2,470     59,823
 Horace Mann Educators Corp. ................................  1,672     36,032
 Hormel Foods Corp. .........................................  5,738    139,663
 Houghton Mifflin Co. .......................................  1,216     72,875
 Hubbell, Inc.--Class B......................................  2,432     70,528
 IBP, Inc. ..................................................  4,408    111,302
 ICN Pharmaceuticals, Inc. ..................................  3,344    106,072
 IDACORP, Inc. ..............................................  1,558     54,343
 IDEC Pharmaceuticals Corp.*.................................  6,194    419,271
 Imation Corp.*..............................................  1,444     36,389

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 IMC Global, Inc. ...........................................  4,750 $   48,450
 Incyte Genomics, Inc.*......................................  2,736     67,087
 IndyMac Bancorp, Inc.*......................................  2,546     68,233
 InFocus Corp.*..............................................  1,596     32,542
 Informix Corp.*............................................. 11,970     69,905
 Integrated Device Technology, Inc.*.........................  4,446    140,894
 International Game Technology*..............................  3,078    193,145
 International Rectifier Corp.*..............................  2,584     88,114
 International Speedway Corp. ...............................  2,204     92,568
 Interstate Bakeries Corp. ..................................  2,090     33,440
 Investment Technology Group, Inc.*..........................  1,330     66,886
 Investors Financial Services Corp. .........................  1,330     89,110
 IVAX Corp.*.................................................  8,284    323,075
 J.B. Hunt Transport Services, Inc.*.........................  1,482     27,061
 Jacobs Engineering Group, Inc.*.............................  1,102     71,883
 Jones Apparel Group, Inc.*..................................  5,016    216,692
 Kansas City Power & Light Co. ..............................  2,546     62,504
 Kaydon Corp. ...............................................  1,254     32,165
 Keane, Inc.*................................................  2,812     61,864
 Kelly Services, Inc.--Class A...............................  1,482     35,939
 KEMET Corp.*................................................  3,648     72,267
 Kennametal, Inc. ...........................................  1,254     46,273
 Korn/Ferry International*...................................  1,558     24,149
 L-3 Communications Holdings, Inc.*..........................  1,596    121,775
 LaBranche & Co., Inc.*......................................  2,394     69,426
 Lam Research Corp.*.........................................  5,130    152,105
 Lancaster Colony Corp. .....................................  1,558     51,383
 Lance, Inc. ................................................  1,216     16,416
 Lands' End, Inc.*...........................................  1,216     48,822
 Lattice Semiconductor Corp.*................................  4,484    109,410
 Lear Corp.*.................................................  2,660     92,834
 Lee Enterprises, Inc. ......................................  1,824     60,192
 Legato Systems, Inc.*.......................................  3,686     58,792
 Legg Mason, Inc. ...........................................  2,698    134,252
 Lennar Corp. ...............................................  2,622    109,338
 Leucadia National Corp. ....................................  2,280     73,986
 LifePoint Hospitals, Inc.*..................................  1,482     65,623
 Lincare Holdings, Inc.*.....................................  4,408    132,284
 Lone Star Steakhouse & Saloon, Inc. ........................    988     12,834
 Longs Drug Stores Corp. ....................................  1,634     35,213
 Longview Fibre Co. .........................................  2,128     26,217
 LTX Corp.*..................................................  2,014     51,478
 Lubrizol Corp. .............................................  2,128     66,074
 Lyondell Chemical Co. ......................................  4,864     74,808
 M&T Bank Corp. .............................................  4,028    304,113
 Macromedia, Inc.*...........................................  2,432     43,776
 Macrovision Corp.*..........................................  2,090    143,165
 Mandalay Resort Group*......................................  3,116     85,378
 Manpower, Inc. .............................................  3,154     94,305
 Marine Drilling Co., Inc.*..................................  2,432     46,476
 Marshall & Ilsley Corp. ....................................  4,256    229,397
 Martin Marietta Materials...................................  1,976     97,792
 Mastec, Inc.*...............................................  1,976     26,083
 McCormick & Co., Inc. ......................................  2,850    119,757
 MDU Resources Group, Inc. ..................................  2,812     88,972
 Media General, Inc.--Class A................................    950     43,700
 Mentor Graphics Corp.*......................................  2,660     46,550
 Mercantile Bankshares Corp. ................................  2,964    115,981
 Micrel, Inc.*...............................................  3,800    125,400

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Microchip Technology, Inc.*.................................  5,434 $  181,659
 Millennium Pharmaceuticals, Inc.*...........................  9,044    321,786
 Minerals Technologies, Inc. ................................    798     34,250
 MiniMed, Inc.*..............................................  2,698    129,504
 MIPS Technologies Inc.--Class B*............................  1,596     15,322
 Modine Manufacturing Co. ...................................  1,216     33,537
 Modis Professional Services, Inc.*..........................  4,066     28,055
 Mohawk Industries, Inc.*....................................  2,166     76,243
 Montana Power Co. ..........................................  4,294     49,810
 MONY Group, Inc. ...........................................  2,052     82,347
 Murphy Oil Corp. ...........................................  1,862    137,043
 Mylan Laboratories, Inc. ...................................  5,168    145,376
 National Commerce Financial Corp. ..........................  8,512    207,437
 National Fuel Gas Co. ......................................  1,634     84,952
 National Instruments Corp.*.................................  2,090     67,821
 National-OilWell, Inc.*.....................................  3,344     89,619
 NCO Group, Inc.*............................................  1,064     32,910
 Neiman Marcus Group, Inc.--Class A*.........................  1,976     61,256
 Network Associates, Inc.*...................................  5,662     70,492
 Neuberger Berman, Inc. .....................................  2,014    136,952
 Newport Corp. ..............................................  1,520     40,280
 Newport News Shipbuilding...................................  1,482     90,773
 Noble Affiliates, Inc. .....................................  2,356     83,285
 Nordson Corp. ..............................................  1,368     31,888
 North Fork Bancorporation, Inc. ............................  6,726    208,506
 Northeast Utilities System..................................  5,928    123,006
 NOVA Corp.*.................................................  2,736     86,047
 NSTAR.......................................................  2,204     93,802
 NVIDIA Corp.*...............................................  2,888    267,861
 Ocean Energy, Inc. .........................................  7,068    123,337
 OGE Energy Corp. ...........................................  3,230     73,030
 Ohio Casualty Corp. ........................................  2,508     32,479
 Old Republic International Corp. ...........................  4,902    142,157
 Olin Corp. .................................................  1,786     30,344
 Omnicare, Inc. .............................................  3,876     78,295
 Outback Steakhouse, Inc.*...................................  3,154     90,835
 Oxford Health Plans, Inc.*..................................  4,104    117,374
 Pacific Century Financial Corp. ............................  3,306     85,262
 PacifiCare Health Systems, Inc.*............................  1,406     22,918
 Papa John's International, Inc.*............................    912     23,119
 Park Place Entertainment Corp.*............................. 12,312    148,975
 Payless ShoeSource, Inc.*...................................    912     59,006
 Pennzoil-Quaker State Co. ..................................  3,268     36,602
 Pentair, Inc. ..............................................  2,014     68,073
 PepsiAmericas, Inc. ........................................  6,498     86,423
 Perrigo Co.*................................................  3,040     50,738
 Pioneer Natural Resources Co.*..............................  4,066     69,325
 Pittston Brink's Group......................................  2,128     47,433
 Plantronics, Inc.*..........................................  2,014     46,624
 Plexus Corp.*...............................................  1,710     56,430
 PMI Group, Inc. ............................................  1,824    132,532
 Polycom, Inc.*..............................................  3,458     79,846
 Potomac Electric Power Co. .................................  4,522     94,600
 Powerwave Technologies, Inc.*...............................  2,660     38,570
 Precision Castparts Corp. ..................................  2,128     79,630
 Price Communications Corp.*.................................  2,280     46,033
 Protective Life Corp. ......................................  2,850     97,955
 Protein Design Labs, Inc.*..................................  1,824    158,250
 Provident Financial Group, Inc. ............................  2,014     66,301

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Public Service Co. of New Mexico............................  1,634 $   52,451
 Puget Energy, Inc. .........................................  3,572     93,586
 Quanta Services, Inc.*......................................  2,470     54,439
 Quantum Corp.--DLT & Storage Systems Group*.................  6,270     63,264
 Quest Diagnostics, Inc.*....................................  3,914    292,962
 Questar Corp. ..............................................  3,344     82,797
 R.J. Reynolds Tobacco Holdings..............................  4,180    228,228
 Radian Group, Inc. .........................................  3,876    156,783
 Rational Software Corp.*....................................  8,436    236,630
 Rayonier, Inc. .............................................  1,140     52,953
 Reader's Digest Association, Inc. ..........................  4,256    122,360
 Retek, Inc.*................................................  2,014     96,551
 Reynolds & Reynolds Co. ....................................  3,040     66,728
 RF Micro Devices, Inc.*.....................................  6,764    182,425
 Rollins, Inc. ..............................................  1,254     24,967
 Roslyn Bancorp, Inc. .......................................  2,546     66,960
 Ross Stores, Inc. ..........................................  3,344     80,089
 RPM, Inc. ..................................................  4,256     39,155
 Ruddick Corp. ..............................................  1,938     32,849
 Ryerson Tull, Inc. .........................................  1,026     13,841
 Saks, Inc.*.................................................  5,890     56,544
 Sandisk Corp.*..............................................  2,812     78,427
 Sawtek, Inc.*...............................................  1,748     41,130
 SCANA Corp. ................................................  4,332    123,029
 Scholastic Corp.*...........................................  1,444     64,980
 Schulman (A.) Inc. .........................................  1,216     16,416
 SCI Systems, Inc.*..........................................  6,080    155,041
 SEI Investments Co. ........................................  4,484    212,541
 Semtech Corp.*..............................................  2,888     86,640
 Sensient Technologies Corp. ................................  1,976     40,548
 Sensormatic Electronics Corp.*..............................  3,306     56,202
 Sepracor, Inc.*.............................................  3,230    128,554
 Sequa Corp.--Class A*.......................................    418     19,019
 Sierra Pacific Resources....................................  3,268     52,255
 Silicon Valley Bancshares*..................................  2,052     45,144
 Six Flags, Inc.*............................................  3,800     79,952
 Smith International, Inc.*..................................  2,090    125,191
 Smucker (J.M.) Co. .........................................    988     25,688
 Solutia, Inc. ..............................................  4,294     54,749
 Sonoco Products Co. ........................................  3,952     98,326
 Sotheby's Holdings, Inc.--Class A*..........................  2,546     41,067
 Sovereign Bancorp, Inc. .................................... 10,222    132,886
 SPX Corp.*..................................................  1,634    204,543
 STERIS Corp.*...............................................  2,850     57,143
 Stewart & Stevenson Services, Inc. .........................  1,178     38,874
 Storage Technology Corp.*...................................  4,294     59,085
 Structural Dynamics Research Corp.*.........................  1,482     36,309
 Suiza Foods Corp.*..........................................  1,140     60,534
 SunGard Data Systems, Inc.*................................. 11,172    335,272
 Superior Industries International, Inc. ....................  1,064     40,751
 Swift Transportation Co., Inc.*.............................  3,382     65,137
 Sybase, Inc.*...............................................  4,218     69,386
 Sykes Enterprises, Inc.*....................................  1,634     17,974
 Sylvan Learning Systems, Inc.*..............................  1,558     37,859
 Symantec Corp.*.............................................  3,154    137,798
 Synopsys, Inc.*.............................................  2,546    123,201
 TCF Financial Corp. ........................................  3,268    151,341
 Tech Data Corp.*............................................  2,242     74,793

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraMid-Cap ProFund                                              June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 TECO Energy, Inc. ......................................... 5,624  $   171,532
 Tecumseh Products Co. .....................................   760       37,620
 Teleflex, Inc. ............................................ 1,596       70,224
 Telephone & Data Systems, Inc. ............................ 2,432      264,480
 Tidewater, Inc. ........................................... 2,508       94,552
 Titan Corp.*............................................... 2,242       51,342
 Tootsie Roll Industries, Inc. ............................. 2,090       80,549
 Transaction Systems Architects, Inc.*...................... 1,520       23,560
 TranSwitch Corp.*.......................................... 3,534       38,874
 Triad Hospitals, Inc.*..................................... 2,926       86,229
 Trigon Healthcare, Inc.*................................... 1,520       98,572
 Trinity Industries, Inc. .................................. 1,520       31,160
 Triquint Semiconductor, Inc.*.............................. 3,344       75,240
 Tyson Foods, Inc.--Class A................................. 9,196       84,695
 UCAR International, Inc.*.................................. 1,900       22,705
 Ultramar Diamond Shamrock Corp. ........................... 2,964      140,049
 Unifi, Inc.*............................................... 2,242       19,057
 United Rentals, Inc.*...................................... 2,888       74,944
 Unitrin, Inc. ............................................. 2,812      107,981
 Universal Corp. ........................................... 1,140       45,212
 UtiliCorp United, Inc. .................................... 4,712      143,952
 Valassis Communications, Inc.*............................. 2,204       78,903
 Valero Energy Corp. ....................................... 2,546       93,642
 Valspar Corp. ............................................. 2,014       71,497
 Varco International, Inc.*................................. 3,952       73,547
 Vectren Corp. ............................................. 2,812       58,208
 Vertex Pharmaceuticals, Inc.*.............................. 2,508      124,146
 Viad Corp. ................................................ 3,648       96,307
 Vishay Intertechnology, Inc.*.............................. 5,700      131,100
 VISX, Inc.*................................................ 2,356       45,589
 Waddell & Reed Financial, Inc. ............................ 3,306      104,966
 Wallace Computer Services, Inc. ........................... 1,710       28,283
 Washington Post Co.--Class B...............................   380      218,120
 Waters Corp.*.............................................. 5,396      148,984
 Wausau-Mosinee Paper Corp. ................................ 2,128       27,430
 Weatherford International, Inc.*........................... 4,712      226,175
 Webster Financial Corp. ................................... 2,052       67,265
 Westamerica Bancorporation................................. 1,482       58,169
 Western Gas Resources, Inc. ............................... 1,330       43,358
 Western Resources, Inc. ................................... 2,926       62,909
 Westwood One, Inc.*........................................ 4,484      165,235
 WGL Holdings, Inc. ........................................ 1,938       52,539
 Williams-Sonoma, Inc.*..................................... 2,356       91,460
 Wilmington Trust Corp. .................................... 1,330       83,325
 Wind River Systems, Inc.*.................................. 3,078       53,742
 Wisconsin Central Transport*............................... 1,938       32,423
 Wisconsin Energy Corp. .................................... 4,902      116,521
 York International Corp. .................................. 1,596       55,892
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $30,846,273)........................................         36,333,843
                                                                    -----------

 U.S. Treasury Notes (3.0%)
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------
 U.S. Treasury Note, 4.00%, 04/30/03.................... $1,204,000 $ 1,199,673
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $1,199,686).....................................              1,199,673
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $32,045,959)(a) (92.9%).........................             37,533,516
 Other assets in excess of liabilities (7.1%)...........              2,864,512
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $40,398,028
                                                                    ===========

-----
Percentages indicated are based on net assets of $40,398,028.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 S&P MidCap 400 Future Contract expiring September 2001
  (Underlying face amount at value $1,828,925)...........      7     $28,640

-----
*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $5,899,987
      Unrealized depreciation....   (412,430)
                                  ----------
      Net unrealized
       appreciation.............. $5,487,557
                                  ==========

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                               June 30, 2001

(Unaudited)
The UltraMid-Cap ProFund's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Aerospace & Defense.......................................................  0.2%
Airlines..................................................................  0.1%
Automotive................................................................  0.6%
Banking...................................................................  9.0%
Biotechnology.............................................................  2.0%
Building & Construction...................................................  1.5%
Business Services.........................................................  4.0%
Chemicals.................................................................  2.1%
Computer Services.........................................................  2.7%
Computer Software.........................................................  4.1%
Computers.................................................................  1.9%
Consumer Products.........................................................  0.7%
Containers & Packaging....................................................  0.1%
Electrical & Electronics..................................................  2.5%
Energy & Utilities........................................................ 11.7%
Financial Services........................................................  3.3%
Food & Beverage...........................................................  2.5%
Health Care...............................................................  5.3%
Home Furnishings..........................................................  0.5%
Insurance.................................................................  3.4%
Machinery & Equipment.....................................................  3.0%
Media.....................................................................  3.2%
Metals & Mining...........................................................  0.5%
Office Equipment & Supplies...............................................  0.3%
Paper & Forest Products...................................................  1.0%
Pharmaceuticals...........................................................  5.9%
Retail & Wholesale........................................................  5.0%
Semiconductors............................................................  4.9%
Telecommunications........................................................  2.5%
Textiles & Apparel........................................................  0.9%
Tobacco...................................................................  0.7%
Transportation............................................................  1.7%
Travel & Entertainment....................................................  2.1%
Other..................................................................... 10.1%

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund
(Unaudited)
 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $32,045,959).........................  $37,533,516
 Cash.............................................................      204,359
 Dividends and interest receivable................................       44,588
 Receivable for investments sold..................................   13,389,397
 Variation margin on futures contracts............................       28,660
 Unrealized appreciation on swap contracts........................    1,024,122
 Prepaid expenses.................................................       55,073
                                                                    -----------
 Total Assets.....................................................   52,279,715
Liabilities:
 Payable for investments purchased................................       68,249
 Payable for capital shares redeemed..............................   11,676,628
 Advisory fees payable............................................       34,475
 Management servicing fees payable................................        6,895
 Administration fees payable......................................          474
 Distribution and service fees payable--Service Class.............       37,048
 Other accrued expenses...........................................       57,918
                                                                    -----------
 Total Liabilities................................................   11,881,687
                                                                    -----------
Net Assets........................................................  $40,398,028
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $66,520,628
 Accumulated net investment loss..................................     (467,716)
 Accumulated net realized losses on investments, futures contracts and swap contracts..............................................  (32,195,203)
 Net unrealized appreciation on investments, futures contracts and
  swap contracts..................................................    6,540,319
                                                                    -----------
Total Net Assets..................................................  $40,398,028
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $37,062,636
 Shares of Beneficial Interest Outstanding........................    1,221,505
 Net Asset Value (offering and redemption price per share)........  $     30.34
                                                                    ===========
Service Class:
 Net Assets.......................................................  $ 3,335,392
 Shares of Beneficial Interest Outstanding........................      111,677
 Net Asset Value (offering and redemption price per share)........  $     29.87
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends.......................................................  $    258,069
 Interest........................................................       139,037
                                                                   ------------
 Total Income....................................................       397,106
Expenses:
 Advisory fees...................................................       191,070
 Management servicing fees.......................................        38,214
 Administration fees.............................................        14,009
 Distribution and service fees--Service Class....................        43,514
 Registration and filing fees....................................        44,783
 Custody fees....................................................        61,111
 Transfer agent fees.............................................        71,843
 Fund accounting fees............................................        27,756
 Other fees......................................................        28,244
                                                                   ------------
 Total expenses..................................................       520,544
                                                                   ------------
Net Investment Loss..............................................      (123,438)
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts......................................................   (17,039,709)
 Net change in unrealized appreciation on investments, futures
  contracts and swap contracts...................................     3,563,854
                                                                   ------------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts...................................   (13,475,855)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(13,599,293)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund


 Statements of Changes in Net Assets

                                                               For the period
                                                For the      February 8, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ---------------- -------------------
                                              (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss).............   $    (123,438)     $      57,031
 Net realized losses on investments,
  futures contracts and swap contracts....     (17,039,709)       (15,880,136)
 Net change in unrealized appreciation on
  investments, futures contracts and swap
  contracts...............................       3,563,854          2,976,465
                                             -------------      -------------
 Net decrease in net assets resulting from
  operations..............................     (13,599,293)       (12,846,640)
Capital Transactions:
 Proceeds from shares issued
 Investor Class...........................     556,724,746        652,210,418
 Service Class............................     129,231,516        307,574,210
 Cost of shares redeemed
 Investor Class...........................    (540,862,740)      (612,190,302)
 Service Class............................    (128,413,853)      (297,430,034)
                                             -------------      -------------
 Net increase in net assets resulting from
  capital transactions....................      16,679,669         50,164,292
                                             -------------      -------------
 Total increase in net assets.............       3,080,376         37,317,652
Net Assets:
 Beginning of period......................      37,317,652                 --
                                             -------------      -------------
 End of period............................   $  40,398,028      $  37,317,652
                                             =============      =============
Share Transactions:
 Shares issued
 Investor Class...........................      18,440,544         19,261,548
 Service Class............................       4,280,791          8,841,285
 Shares redeemed
 Investor Class...........................     (18,268,113)       (18,212,474)
 Service Class............................      (4,251,629)        (8,758,770)
                                             -------------      -------------
 Net increase.............................         201,593          1,131,589
                                             =============      =============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                                          ---------------------------------------
                                                                For the period
                                              For the         February 8, 2000(a)
                                          six months ended          through
                                           June 30, 2001       December 31, 2000
                                          ----------------    -------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period....    $     33.00           $     30.00
                                            -----------           -----------
 Net investment income/(loss)...........          (0.04)(b)              0.14(b)
 Net realized and unrealized gain/(loss)
  on investments, futures contracts and
  swap contracts........................          (2.62)                 2.86(c)
                                            -----------           -----------
 Total income/(loss) from investment
  operations............................          (2.66)                 3.00
                                            -----------           -----------
Net Asset Value, End of Period..........    $     30.34           $     33.00
                                            ===========           ===========
Total Return............................          (8.03)%(d)            10.00%(d)
Ratios/Supplemental Data:
Net assets, end of period...............    $37,062,636           $34,622,303
Ratio of expenses to average net
 assets.................................           1.87%(e)              1.60%(e)
Ratio of net investment income/(loss) to
 average net assets.....................          (0.30)%(e)             0.46%(e)
Ratio of expenses to average net
 assets*................................           1.87%(e)              1.75%(e)
Portfolio turnover(f)...................           1244%                 2468%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                    Service Class
                                         --------------------------------------
                                                              For the period
                                             For the        February 8, 2000(a)
                                         six months ended         through
                                          June 30, 2001      December 31, 2000
                                         ----------------   -------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    32.66          $    30.00
                                            ----------          ----------
 Net investment loss....................         (0.21)(b)           (0.17)(b)
 Net realized and unrealized gain/(loss)
  on investments, futures contracts and
  swap contracts........................         (2.58)               2.83(c)
                                            ----------          ----------
 Total income/(loss) from investment
  operations............................         (2.79)               2.66
                                            ----------          ----------
Net Asset Value, End of Period..........    $    29.87          $    32.66
                                            ==========          ==========
Total Return............................         (8.54)%(d)           8.87%(d)
Ratios/Supplemental Data:
Net assets, end of period...............    $3,335,392          $2,695,349
Ratio of expenses to average net
 assets.................................          2.92%(e)            2.60%(e)
Ratio of net investment loss to average
 net assets.............................         (1.39)%(e)          (0.54)%(e)
Ratio of expenses to average net
 assets*................................          2.92%(e)            2.74%(e)
Portfolio turnover(f)...................          1244%               2468%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2001
(Unaudited)

 Common Stocks (86.2%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Aaron Rents, Inc. ......................................... 2,703  $    45,951
 Abercrombie & Fitch Co.--Class A*.......................... 5,355      238,298
 ABIOMED, Inc.*............................................. 1,173       27,659
 ABM Industries, Inc. ...................................... 2,397       89,288
 Acacia Research Corp.*..................................... 1,479       23,664
 Actel Corp.*............................................... 1,785       43,822
 Actuate Corp.*............................................. 3,519       33,606
 ACTV, Inc.*................................................ 3,315       11,039
 Adelphia Business Solutions, Inc.*......................... 3,111       12,755
 Advanced Digital Information Corp.*........................ 3,366       58,232
 Advanced Energy Industries, Inc.*..........................   918       37,886
 Advanced Tissue Sciences, Inc.*............................ 5,457       27,285
 AdvancePCS*................................................ 1,428       91,463
 Advanta Corp.--Class A..................................... 2,754       44,064
 Advent Software, Inc.*..................................... 1,734      110,108
 ADVO, Inc.*................................................ 1,377       47,025
 Aeroflex, Inc.*............................................ 3,366       35,343
 Affiliated Managers Group, Inc.*........................... 1,530       94,095
 AGCO Corp. ................................................ 3,825       34,999
 AGL Resources, Inc. ....................................... 6,222      147,772
 Airborne, Inc. ............................................ 3,570       41,376
 Airgas, Inc.*.............................................. 5,151       61,297
 AirGate PCS, Inc.*.........................................   765       39,780
 AirTran Holdings, Inc.*.................................... 3,723       39,092
 AK Steel Holding Corp. .................................... 5,661       70,989
 Alaska Air Group, Inc.*.................................... 2,040       58,956
 Albany Molecular Research, Inc.*........................... 1,020       38,770
 Alberto-Culver Co. ........................................ 2,142       90,050
 Alexander & Baldwin, Inc. ................................. 4,029      103,747
 Alexion Pharmaceuticals, Inc.*.............................   918       22,032
 Alfa Corp. ................................................ 4,539      112,113
 Allen Telecom, Inc.*....................................... 2,397       35,955
 ALLETE, Inc. .............................................. 5,457      122,783
 Alliant Techsystems, Inc.*................................. 1,122      100,868
 Allied Capital Corp. ...................................... 5,049      116,884
 Allied Riser Communications Corp.*......................... 6,426        3,406
 Alpharma, Inc. ............................................ 1,683       45,862
 American Eagle Outfitters, Inc.*........................... 1,989       70,092
 American Greetings Corp.--Class A.......................... 4,233       46,563
 American Italian Pasta Co.*................................ 1,734       80,458
 American Superconductor Corp.*............................. 1,530       39,474
 AmeriCredit Corp.*......................................... 4,590      238,450
 Amerisource Health Corp.--Class A*......................... 3,060      169,217
 Amylin Pharmaceuticals, Inc.*.............................. 4,284       48,195
 ANADIGICS, Inc.*........................................... 2,295       52,785
 Anaren Microwave, Inc.*.................................... 1,377       27,540
 Andover Bancorp, Inc. ..................................... 3,009      151,201
 Anixter International, Inc.*............................... 1,428       43,840
 AnnTaylor Stores Corp.*.................................... 1,836       65,729
 Aphton Corp.*.............................................. 1,479       32,390
 Applebee's International, Inc. ............................ 2,977       59,570
 Apria Healthcare Group, Inc.*.............................. 2,550       73,568
 AptarGroup, Inc. .......................................... 2,550       82,697
 Arch Chemicals, Inc. ...................................... 2,499       54,553
 Aremissoft Corp.*.......................................... 1,326       21,481
 ArthroCare Corp.*.......................................... 1,377       36,009
 Arthur J. Gallagher & Co. ................................. 4,947      128,622
 ArvinMeritor, Inc. ........................................ 4,539       75,983
 Aspen Technology, Inc.*.................................... 1,938       46,900

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Astoria Financial Corp. ...................................  2,346 $   129,030
 Asyst Technologies, Inc.*..................................  2,397      32,360
 Atlantic Coast Airlines Holdings, Inc.*....................  2,040      61,180
 ATMI, Inc.*................................................  1,836      55,080
 Atwood Oceanics, Inc.*.....................................  1,377      48,333
 Aurora Biosciences Corp.*..................................  1,275      39,525
 AVANT Immunotherapeutics, Inc.*............................  3,876      21,899
 Avant! Corp.*..............................................  2,550      33,915
 Avid Technology, Inc.*.....................................  2,295      36,032
 Avigen, Inc.*..............................................  1,428      30,702
 Aviron*....................................................  1,377      78,489
 Avista Corp. ..............................................  3,417      68,272
 AXT, Inc.*.................................................  1,326      35,404
 Ball Corp. ................................................  1,530      72,767
 Bally Total Fitness Holding Corp.*.........................  2,040      60,404
 BancorpSouth, Inc. ........................................  6,987     118,779
 Barnes & Noble, Inc.*......................................  3,213     126,432
 Barr Laboratories, Inc.*...................................  1,275      89,773
 BARRA, Inc.*...............................................  1,071      41,930
 Barrett Resources Corp.*...................................  1,938     114,342
 Bel Fuse, Inc.--Class B....................................    816      27,132
 Benchmark Electronics, Inc.*...............................  1,428      34,786
 Bergen Brunswig Corp.--Class A.............................  8,058     154,874
 Berry Petroleum Co.--Class A...............................  3,723      53,984
 Bethlehem Steel Corp.*..................................... 12,852      25,961
 Beverly Enterprises, Inc.*.................................  6,936      74,215
 BindView Development Corp.*................................  3,315       6,995
 Bio-Technology General Corp.*..............................  4,488      58,793
 Biosite Diagnostics, Inc.*.................................  1,020      45,696
 Black BOX Corp.*...........................................  1,275      85,884
 Black Hills Corp. .........................................  2,397      96,431
 BlackRock, Inc.*...........................................  1,275      43,720
 Blyth, Inc. ...............................................  2,091      53,760
 Bob Evans Farms, Inc. .....................................  4,029      72,522
 Borders Group, Inc.*.......................................  5,763     129,091
 BorgWarner, Inc. ..........................................  1,428      70,857
 Borland Software Corp.*....................................  3,978      62,057
 Boyds Collection Ltd.*.....................................  4,794      59,541
 Brady Corp.--Class A.......................................  1,632      58,964
 Brandywine Realty Trust....................................  3,111      69,842
 Brightpoint, Inc.*.........................................  5,355      15,530
 Brooks Automation, Inc.*...................................  1,173      54,075
 BSB Bancorp, Inc. .........................................  6,375     146,944
 C&D Technologies, Inc. ....................................  1,428      44,268
 C-COR.net Corp.*...........................................  2,244      26,928
 Cable Design Technologies Corp.*...........................  3,060      49,450
 Cabot Industrial Trust.....................................  6,069     127,449
 Cabot Microelectronics Corp.*..............................  1,428      88,536
 California Water Service Group.............................  3,315      85,030
 Callaway Golf Co. .........................................  5,202      82,192
 Cambrex Corp. .............................................  1,836      92,865
 Camden Property Trust......................................  3,876     142,249
 Capital Automotive Real Estate Investment Trust............  8,211     147,798
 Career Education Corp.*....................................  1,173      70,263
 Caremark Rx, Inc.*......................................... 12,954     213,094
 Carlisle Companies, Inc. ..................................  1,836      64,021
 Carpenter Technology Corp. ................................  1,938      56,764
 Carter-Wallace, Inc. ......................................  1,938      37,500

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Cascade Natural Gas Corp. .................................  4,335 $    92,336
 Catellus Development Corp.*................................  6,426     112,134
 CBRL Group, Inc. ..........................................  3,876      65,698
 CCC Information Services Group, Inc.*......................  3,621      21,509
 CEC Entertainment, Inc.*...................................  2,091     103,191
 Cell Genesys, Inc.*........................................  2,193      44,957
 Cell Therapeutics, Inc.*...................................  1,734      47,928
 Centex Corp. ..............................................  3,162     128,851
 Cerner Corp.*..............................................  1,581      66,402
 Cerus Corp.*...............................................    663      48,114
 Charles E. Smith Residential Realty, Inc. .................  3,162     158,574
 Charming Shoppes, Inc.*....................................  7,395      44,370
 Chelsea Property Group, Inc. ..............................  3,876     181,783
 Chemed Corp. ..............................................  1,836      66,353
 Chemical Financial Corp. ..................................  3,162      93,279
 Chesapeake Energy Corp.*...................................  6,987      47,512
 Chico's FAS, Inc.*.........................................  1,275      37,931
 Choice Hotels International, Inc.*.........................  4,692      70,380
 Church & Dwight, Inc. .....................................  3,570      90,857
 Cirrus Logic, Inc.*........................................  3,519      81,042
 Citizens Banking Corp., Michigan...........................  4,488     131,274
 Claire's Stores, Inc. .....................................  2,397      46,406
 Clarcor, Inc. .............................................  2,958      79,422
 Clarent Corp.*.............................................  1,938      17,810
 Clayton Homes, Inc. .......................................  5,916      93,000
 CNF, Inc. .................................................  2,907      82,123
 Coherent, Inc.*............................................  1,581      57,185
 Coinstar, Inc.*............................................  2,244      49,929
 Commerce Bancorp, Inc., New Jersey.........................  2,397     168,029
 Commercial Federal Corp. ..................................  3,927      90,714
 Commercial Metals Co. .....................................  2,550      81,677
 Computer Network Technology Corp.*.........................  1,938      20,562
 Concord Camera Corp.*......................................  1,989      11,735
 Concurrent Computer Corp.*.................................  4,386      30,702
 Conectiv, Inc. ............................................  6,222     134,394
 CONMED Corp.*..............................................  2,346      61,113
 Copart, Inc.*..............................................  2,856      83,538
 Corixa Corp.*..............................................  2,499      42,658
 Corn Products International, Inc. .........................  3,060      97,920
 Cornerstone Realty Income Trust, Inc. ..................... 13,413     155,591
 Corporate Executive Board Co.*.............................  1,224      51,408
 Corrections Corp. of America *.............................  2,142      34,165
 Cost Plus, Inc.*...........................................  1,428      42,840
 CoStar Group, Inc.*........................................  1,122      29,509
 Covance, Inc.*.............................................  4,029      91,257
 Covansys Corp.*............................................  2,040      23,052
 Covanta Energy Corp.*......................................  3,927      72,492
 Coventry Health Care, Inc.*................................  3,825      77,265
 Crawford & Co.--Class B....................................  4,998      89,964
 Crompton Corp. ............................................  6,936      75,602
 CT Communications, Inc. ...................................  2,244      41,649
 CTC Communications Group, Inc.*............................  1,632       4,994
 CTS Corp. .................................................  2,040      41,820
 Cubist Pharmaceuticals, Inc.*..............................  1,785      67,830
 Cullen/Frost Bankers, Inc. ................................  3,264     110,486
 Cummins Engine Co. ........................................  2,448      94,738
 Cumulus Media, Inc.*.......................................  4,437      60,254
 CuraGen Corp.*.............................................  1,632      59,405
 CV Therapeutics, Inc.*.....................................  1,020      58,140

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Cygnus, Inc.*.............................................. 3,876  $    39,729
 Cymer, Inc.*............................................... 1,989       50,302
 Cytec Industries, Inc.*.................................... 2,652      100,777
 CYTOGEN Corp.*............................................. 5,406       29,192
 D.R. Horton, Inc. ......................................... 3,672       83,354
 Dal-Tile International, Inc.*.............................. 4,896       90,821
 Datascope Corp. ........................................... 1,683       77,569
 Datastream Systems, Inc.*.................................. 2,601       19,612
 DaVita, Inc.*.............................................. 4,029       81,910
 DDi Corp.*.................................................   867       17,340
 Dean Foods Co. ............................................ 2,244       90,209
 Del Monte Foods Co.*....................................... 5,151       43,165
 Delphi Financial Group, Inc.--Class A...................... 1,632       62,832
 Delta & Pine Land Co. ..................................... 3,009       59,127
 Dendrite International, Inc.*.............................. 2,295       17,213
 Developers Diversified Realty Corp. ....................... 8,721      160,292
 Diagnostic Products Corp. ................................. 2,244       74,501
 Dial Corp. ................................................ 5,202       74,129
 DiamondCluster International, Inc.-- Class A*.............. 1,377       17,529
 Digene Corp.*..............................................   816       33,293
 Digital Island, Inc.*...................................... 6,069       20,756
 Dillard's, Inc.--Class A................................... 6,630      101,240
 Dionex Corp.*.............................................. 1,887       62,743
 Direct Focus, Inc.*........................................ 1,224       58,140
 Documentum, Inc.*.......................................... 1,989       25,698
 Dole Food Co., Inc. ....................................... 3,213       61,208
 Dollar Thrifty Automotive Group, Inc.*..................... 2,346       56,304
 Donaldson Co., Inc. ....................................... 3,111       96,907
 Duane Reade, Inc.*......................................... 1,326       43,095
 Earthgrains Co. ........................................... 3,672       95,472
 Eastgroup Properties, Inc. ................................ 5,151      116,413
 Eaton Vance Corp. ......................................... 4,080      141,984
 Eclipsys Corp.*............................................ 2,448       68,789
 Education Management Corp.*................................ 1,275       51,064
 Edwards Lifesciences Corp.*................................ 3,519       92,761
 EGL, Inc.*................................................. 1,785       31,166
 El Paso Electric Co.*...................................... 6,018       96,228
 Elantec Semiconductor, Inc.*............................... 1,326       44,806
 Electroglas, Inc.*......................................... 2,346       41,524
 eLoyalty Corp.*............................................ 3,417        3,417
 EMCORE Corp.*.............................................. 1,581       48,616
 Emisphere Technologies, Inc.*.............................. 1,173       34,099
 Empire District Electric Co. .............................. 3,417       70,698
 Encompass Services Corp.*.................................. 5,661       50,666
 Energen Corp. ............................................. 2,754       76,010
 Energy Conversion Devices, Inc.*........................... 1,224       34,272
 EntreMed, Inc.*............................................ 1,326       21,216
 Enzo Biochem, Inc.*........................................ 1,479       50,730
 Enzon, Inc.*............................................... 2,448      153,001
 ePresence, Inc.*........................................... 4,080       16,810
 eSPEED, Inc.--Class A*.....................................   867       19,074
 Essex Property Trust, Inc. ................................ 2,856      141,515
 Ethan Allen Interiors, Inc. ............................... 2,652       86,190
 Exar Corp.*................................................ 2,550       50,388
 Extended Stay America, Inc.*............................... 5,049       75,735
 F&M National Corp. ........................................ 1,938       77,520
 F.Y.I., Inc.*.............................................. 1,377       56,457
 F5 Networks, Inc.*......................................... 1,632       28,674

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Factory 2-U Stores, Inc.*..................................    969 $    28,440
 FactSet Research Systems, Inc. ............................  1,632      58,262
 Fair, Isaac & Co., Inc. ...................................  1,428      88,278
 Federal Signal Corp. ......................................  4,029      94,561
 Federal-Mogul Corp. .......................................  7,089      11,980
 FEI Co.*...................................................  1,071      43,911
 Ferro Corp. ...............................................  3,264      71,188
 Fidelity National Financial, Inc. .........................  3,264      80,196
 Filenet Corp.*.............................................  2,346      34,721
 First American Financial Corp. ............................  3,570      67,616
 First Commonwealth Financial Corp. ........................  7,446     111,690
 First Merchants Corp. .....................................  3,621      86,651
 First Sentinel Bancorp, Inc. ..............................  7,548     102,426
 Fisher Scientific International, Inc.*.....................  2,652      76,908
 Fleetwood Enterprises, Inc. ...............................  3,825      53,856
 Fleming Companies, Inc. ...................................  3,825     136,553
 Florida Rock Industries, Inc. .............................  1,989      93,284
 Flowserve Corp.*...........................................  3,111      95,663
 Footstar, Inc.*............................................  1,326      45,614
 Forest City Enterprises--Class A...........................  1,683      92,565
 Forest Oil Corp.*..........................................  1,785      49,980
 Forrester Research, Inc.*..................................    714      16,129
 Foster Wheeler Ltd. .......................................  3,366      30,462
 Freeport-McMoran Copper & Gold, Inc.--Class B*.............  8,415      92,986
 Friedman, Billings, Ramsey Group, Inc.*....................  4,182      29,274
 Frontier Airlines, Inc.*...................................  1,683      20,617
 Frontline Capital Group*...................................  2,040       3,060
 FSI International, Inc.*...................................  3,264      41,126
 FuelCell Energy, Inc.*.....................................  1,122      25,907
 Fulton Financial Corp. ....................................  5,151     105,397
 Furniture Brands International, Inc.*......................  3,315      92,819
 G & K Services, Inc........................................  1,989      53,504
 Gartner Group, Inc.*.......................................  6,120      67,320
 Gaylord Entertainment Co.*.................................  2,703      77,846
 Gene Logic, Inc.*..........................................  1,785      38,913
 General Cable Corp. .......................................  2,550      47,303
 General Semiconductor, Inc.*...............................  3,825      40,010
 Genesco, Inc.*.............................................  1,428      47,981
 GenRad, Inc.*..............................................  3,009      18,054
 Georgia Gulf Corp. ........................................  2,754      42,687
 Geron Corp.*...............................................  1,581      22,134
 Glenayre Technologies, Inc.*...............................  5,916       7,572
 GoTo.com, Inc.*............................................  2,499      48,606
 Great Lakes Chemical Corp. ................................  2,499      77,094
 Greater Bay Bancorp........................................  3,111      77,713
 Greif Brothers Corp.--Class A..............................  2,091      63,462
 Grey Wolf, Inc.*........................................... 11,169      44,676
 GTECH Holdings Corp.*......................................  3,315     117,716
 Guilford Pharmaceuticals, Inc.*............................  2,091      71,094
 Guitar Center, Inc.*.......................................  2,550      53,882
 HA-LO Industries, Inc.*....................................  9,894       3,958
 Haemonetics Corp.*.........................................  2,346      71,553
 Hain Celestial Group, Inc.*................................  2,142      47,124
 Harland (John H.) Co. .....................................  4,131      96,252
 Harleysville National Corp. ...............................  2,448     113,220
 Harman International Industries, Inc. .....................  2,295      87,417
 Harsco Corp. ..............................................  3,315      89,936
 HCC Insurance Holdings, Inc. ..............................  2,499      61,226

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Health Care Property Investors, Inc. ......................  4,539 $   156,142
 Health Care REIT, Inc. ....................................  6,834     162,308
 Health Net, Inc.*..........................................  5,610      97,614
 Heidrick & Struggles International, Inc.*..................  1,377      27,994
 Helix Technology Corp. ....................................  1,836      55,961
 Henry Schein, Inc.*........................................  1,428      57,206
 Herbalife International, Inc.--Class A*....................  6,120      61,139
 HNC Software, Inc.*........................................  2,142      41,769
 Home Properties of New York, Inc. .........................  3,876     116,668
 HON Industries, Inc. ......................................  3,264      79,054
 Hooper Holmes, Inc. .......................................  4,641      47,570
 Horace Mann Educators Corp. ...............................  4,182      90,122
 Hospitality Properties Trust...............................  5,763     164,245
 Hot Topic, Inc.*...........................................  1,224      38,066
 Hotel Reservations Network, Inc.--Class A*.................    561      26,103
 Houghton Mifflin Co........................................  1,581      94,749
 HS Resources, Inc.*........................................  1,122      72,706
 Hudson River Bancorp, Inc. ................................  5,559     100,618
 Hudson United Bancorp......................................  4,743     120,947
 Humana, Inc.*..............................................  9,741      95,949
 Hutchinson Technology, Inc.*...............................  2,295      43,720
 Hyperion Solutions Corp.*..................................  2,499      37,485
 IDACORP, Inc...............................................  3,672     128,079
 Identix, Inc.*.............................................  2,805      17,531
 IDEX Corp. ................................................  2,601      88,434
 IDEXX Laboratories, Inc.*..................................  2,703      84,469
 IDT Corp.*.................................................  1,734      23,409
 IGEN International, Inc.*..................................  1,326      34,476
 IKON Office Solutions, Inc. ............................... 13,107     128,449
 Illuminet Holdings, Inc.*..................................  1,683      52,930
 Imation Corp.*.............................................  2,958      74,541
 ImmunoGen, Inc.*...........................................  2,244      44,880
 Immunomedics, Inc.*........................................  2,142      45,839
 IMPATH, Inc.*..............................................    867      38,408
 Independence Community Bank Corp. .........................  6,579     129,869
 IndyMac Bancorp, Inc.*.....................................  4,386     117,545
 Informatica Corp.*.........................................  3,264      56,663
 Ingles Markets, Inc.--Class A..............................  6,528      80,294
 Inhale Therapeutic Systems, Inc.*..........................  2,142      49,266
 InnKeepers USA Trust....................................... 11,118     133,194
 Input/Output, Inc.*........................................  3,621      45,987
 Insight Communications Co., Inc.*..........................  2,754      68,850
 Insight Enterprises, Inc.*.................................  2,142      52,479
 Insituform Technologies, Inc.--Class A*....................  1,581      57,707
 Integrated Silicon Solution, Inc.*.........................  1,887      26,229
 Inter-Tel, Inc. ...........................................  2,754      32,800
 Interactive Data Corp.*....................................  6,120      55,080
 Interactive Intelligence, Inc.*............................    612       6,732
 Interdigital Communications Corp.*.........................  3,519      46,627
 Interface, Inc. ...........................................  4,437      33,278
 Intergraph Corp.*..........................................  5,559      85,609
 Interliant, Inc.*..........................................  4,794       2,637
 Interlogix, Inc.*..........................................  1,683      61,430
 Intermedia Communications, Inc.*...........................  3,468      51,673
 International Bancshares Corp..............................  2,665     111,930
 InterTAN, Inc.*............................................  2,397      33,558
 Intertrust Technologies Corp.*.............................  5,457       6,548
 InterVoice-Brite, Inc.*....................................  3,111      34,221

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Interwoven, Inc.*..........................................  4,284 $    72,400
 IntraNet Solutions, Inc.*..................................  1,173      44,633
 Invacare Corp. ............................................  1,938      74,865
 Investment Technology Group, Inc.*.........................  1,683      84,638
 Investors Financial Services Corp..........................  1,887     126,429
 Invitrogen Corp.*..........................................  1,938     139,148
 Iomega Corp.*.............................................. 18,309      43,759
 Ionics, Inc.*..............................................  1,887      59,441
 ISIS Pharmaceuticals, Inc.*................................  3,774      46,760
 ITC Deltacom, Inc.*........................................  4,386      17,544
 Ivex Packaging Corp.*......................................  3,162      60,078
 J.D. Edwards & Co.*........................................  3,468      49,038
 Jack in the Box, Inc.*.....................................  3,009      78,535
 Jacobs Engineering Group, Inc.*............................  1,887     123,089
 Jefferies Group, Inc.......................................  2,346      76,010
 JLG Industries, Inc. ......................................  3,621      44,719
 John Nuveen Co.--Class A...................................  1,326      75,118
 John Wiley & Sons, Inc.--Class A...........................  2,958      69,957
 Journal Register Co.*......................................  3,774      60,761
 K-V Pharmaceutical Co.--Class B*...........................  1,428      47,838
 Kana Software, Inc.*.......................................  4,722       9,632
 Kaydon Corp. ..............................................  2,856      73,256
 KB Home....................................................  2,958      89,243
 Keithley Instruments, Inc. ................................    510      10,863
 Kellwood Co. ..............................................  2,448      56,549
 Kennametal, Inc. ..........................................  2,550      94,095
 Key Energy Group*..........................................  7,344      79,609
 Kilroy Realty Corp. .......................................  3,468     100,919
 Kimball International, Inc.--Class B.......................  3,927      71,079
 Kirby Corp.*...............................................  2,754      67,886
 Kronos, Inc.*..............................................  1,275      52,211
 Kulicke & Soffa Industries, Inc.*..........................  3,723      63,887
 La Quinta Properties, Inc.*................................ 13,719      71,064
 La-Z-Boy, Inc. ............................................  3,825      70,763
 Laboratory Corp. of America Holdings*......................  1,734     133,344
 LaBranche & Co., Inc.*.....................................  2,091      60,639
 Laclede Gas Co. ...........................................  5,457     138,607
 Lancaster Colony Corp. ....................................  2,193      72,325
 Landstar System, Inc.*.....................................    918      62,442
 Leap Wireless International, Inc.*.........................  1,785      54,086
 Lear Corp.*................................................  4,080     142,393
 Learning Tree International, Inc.*.........................    663      15,222
 Lee Enterprises, Inc. .....................................  3,927     129,590
 Legato Systems, Inc.*......................................  5,355      85,411
 Lennar Corp. ..............................................  3,060     127,602
 Leucadia National Corp. ...................................  3,162     102,607
 LifePoint Hospitals, Inc.*.................................  1,938      85,815
 Ligand Pharmaceuticals, Inc.--Class B*.....................  4,080      46,104
 LightPath Technologies, Inc.--Class A*.....................  1,122       9,986
 Lincare Holdings, Inc.*....................................  4,080     122,441
 Lincoln Electric Holdings, Inc. ...........................  3,162      80,631
 Linens 'n Things, Inc.*....................................  2,499      68,273
 Littelfuse, Inc.*..........................................  1,785      47,820
 LNR Property Corp. ........................................  2,499      87,465
 Lone Star Technologies, Inc.*..............................  1,632      59,078
 Longs Drug Stores, Corp. ..................................  2,040      43,962
 Longview Fibre Co. ........................................  4,998      61,575
 Louis Dreyfus Natural Gas Corp.*...........................  1,581      55,098
 Louisiana-Pacific Corp. ...................................  7,599      89,136

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 LTX Corp.*................................................. 3,417  $    87,338
 Lubrizol Corp. ............................................ 3,264      101,348
 Madison Gas & Electric Co. ................................ 4,794      133,272
 Manitowoc Co. ............................................. 2,040       60,180
 Manor Care, Inc.*.......................................... 4,896      155,447
 Manugistics Group, Inc.*................................... 2,958       74,245
 MapInfo Corp.*............................................. 1,173       25,806
 Martek Biosciences Corp.*.................................. 1,632       46,512
 MascoTech, Inc.*(a)........................................ 1,232            0
 Matrix Pharmaceutical, Inc.*............................... 2,244       23,405
 Maverick Tube Corp.*....................................... 1,836       31,120
 Maxtor Corp.*.............................................. 5,202       27,311
 MDU Resources Group, Inc. ................................. 5,151      162,977
 Media General, Inc.--Class A............................... 1,326       60,996
 Mediacom Communications Corp.*............................. 2,193       30,702
 Medicis Pharmaceutical Corp.*.............................. 1,836       97,308
 MEMC Electronic Materials, Inc.*........................... 2,907       22,239
 Mentor Graphics Corp.*..................................... 4,080       71,400
 Mercator Software, Inc.*................................... 2,091        5,207
 Mercury Computer Systems, Inc.*............................ 1,479       65,224
 Meredith Corp. ............................................ 2,295       82,184
 MeriStar Hospitality Corp. ................................ 4,488      106,590
 Methode Electronics, Inc.--Class A......................... 2,448       21,053
 Metris Cos., Inc. ......................................... 3,825      128,941
 Metromedia International Group, Inc.*...................... 8,925       29,363
 Mettler Toledo International, Inc.*........................ 2,550      110,287
 MGI Pharma, Inc.*.......................................... 1,530       19,125
 Michaels Stores, Inc.*..................................... 1,887       77,367
 Micros Systems, Inc.*...................................... 1,683       37,026
 Microsemi Corp.*...........................................   765       54,315
 Microvision, Inc.*......................................... 1,071       18,753
 Mid Atlantic Medical Services, Inc.*....................... 2,550       45,722
 Mid-State Bancshares....................................... 4,794       87,443
 Midas, Inc. ............................................... 2,805       35,343
 Midway Games, Inc.*........................................ 3,621       66,989
 Milacron, Inc. ............................................ 3,468       54,344
 Millennium Chemicals, Inc. ................................ 4,743       71,382
 Minerals Technologies, Inc. ............................... 1,632       70,045
 MIPS Technologies, Inc.--Class A*.......................... 2,499       43,233
 Mitchell Energy & Development Corp.--Class A............... 1,479       68,404
 Modine Manufacturing Co. .................................. 2,550       70,329
 Modis Professional Services, Inc.*......................... 7,293       50,322
 Mohawk Industries, Inc.*................................... 2,346       82,579
 Molecular Devices Corp.*...................................   969       19,428
 Mpower Holding Corp.*...................................... 3,570        3,392
 MRV Communications, Inc.*.................................. 3,774       35,287
 Mueller Industries, Inc.*.................................. 2,550       83,921
 Multex.com, Inc.*.......................................... 1,428       23,205
 Myriad Genetics, Inc.*..................................... 1,173       74,274
 National Data Corp. ....................................... 2,040       66,096
 NBTY, Inc.*................................................ 5,202       64,713
 NCO Group, Inc.*........................................... 1,326       41,013
 Neiman Marcus Group, Inc.--Class A*........................ 2,193       67,983
 Neose Technologies, Inc.*..................................   969       43,605
 Netegrity, Inc.*........................................... 1,683       50,490
 NetIQ Corp.*............................................... 1,632       51,065
 Netro Corp.*............................................... 2,601       11,028
 Neurocrine Biosciences, Inc.*.............................. 1,581       63,224

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Neurogen Corp.*............................................  1,428 $    32,773
 Newpark Resources, Inc.*...................................  8,007      88,878
 Newport News Shipbuilding..................................  2,295     140,569
 NextCard, Inc.*............................................  3,366      37,194
 NMS Communications Corp.*..................................  2,652      18,564
 Nordson Corp. .............................................  2,448      57,063
 North Pittsburgh Systems, Inc. ............................  4,080      65,238
 Northwestern Corp. ........................................  4,488     100,531
 Noven Pharmaceuticals, Inc.*...............................  1,173      45,982
 Novoste Corp.*.............................................  1,071      27,311
 NPS Pharmaceuticals, Inc.*.................................  1,377      55,355
 NTELOS, Inc.*..............................................  1,581      47,525
 Nucentrix Broadband Networks, Inc.*........................  2,040      15,810
 NUI Corp. .................................................  3,060      70,625
 NVR, Inc.*.................................................    510      75,480
 NYFIX, Inc.*...............................................  1,632      52,142
 O'Reilly Automotive, Inc.*.................................  2,550      73,185
 Oak Technology, Inc.*......................................  3,672      38,886
 OceanFirst Financial Corp. ................................  3,825      99,221
 OfficeMax, Inc.*...........................................  9,996      36,885
 Ohio Casualty Corp. .......................................  6,375      82,556
 Olin Corp. ................................................  3,162      53,722
 OM Group, Inc. ............................................  1,734      97,538
 Omega Financial Corp. .....................................  3,060      98,501
 Omnicare, Inc. ............................................  5,049     101,990
 On Assignment, Inc.*.......................................  1,938      34,884
 ONEOK, Inc. ...............................................  4,590      90,423
 ONYX Software Corp.*.......................................  1,581      12,648
 Orbital Sciences Corp.*....................................  3,978      15,435
 Organogenesis, Inc.*.......................................  2,856      21,134
 Orthodontic Centers of America, Inc.*......................  2,550      77,520
 Oshkosh Truck Corp. .......................................  1,377      60,932
 OSI Pharmaceuticals, Inc.*.................................  1,632      85,827
 Otter Tail Power Co. ......................................  3,825     106,144
 P-Com, Inc.*...............................................  6,885       3,787
 Pacific Sunwear of California, Inc.*.......................  2,040      45,757
 Packeteer, Inc.*...........................................  1,479      18,532
 Pactiv Corp.*..............................................  9,792     131,213
 Papa John's International, Inc.*...........................  1,938      49,128
 PAREXEL International Corp.*...............................  2,244      43,758
 Park Electrochemical Corp. ................................  1,071      28,274
 Parker Drilling Co.*.......................................  7,395      48,068
 ParkerVision, Inc.*........................................    765      20,005
 Patterson-UTI Energy, Inc.*................................  4,080      72,910
 Paxar Corp.*...............................................  4,488      64,627
 Paxson Communications Corp.*...............................  3,213      43,376
 Payless ShoeSource, Inc.*..................................  1,224      79,193
 Pegasus Systems, Inc.*.....................................  2,244      25,918
 Pennzoil-Quaker State Co. .................................  8,211      91,963
 Penton Media, Inc. ........................................  1,479      25,883
 Per-Se Technologies, Inc.*.................................  3,876      31,589
 Performance Food Group Co.*................................  2,040      61,669
 Pericom Semiconductor Corp.*...............................  1,530      24,052
 Perot Systems Corp.--Class A*..............................  3,978      72,002
 Perrigo Co.*...............................................  6,120     102,143
 Petsmart, Inc.*............................................ 10,455      73,708
 Pharmaceutical Product Development, Inc.*..................  2,142      65,352
 Pharmacopeia, Inc.*........................................  1,581      37,944

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Pharmacyclics, Inc.*....................................... 1,275  $    43,223
 Phoenix Technologies Ltd.*................................. 2,499       36,485
 Photon Dynamics, Inc.*..................................... 1,071       28,917
 Photronics, Inc.*.......................................... 1,887       48,420
 Pier 1 Imports, Inc. ...................................... 6,222       71,553
 Pinnacle Systems, Inc.*.................................... 3,927       23,758
 Pioneer Natural Resources Co.*............................. 6,579      112,172
 Pioneer Standard Electronics, Inc. ........................ 3,060       39,168
 Pittston Brink's Group..................................... 4,029       89,806
 Plantronics, Inc.*......................................... 2,958       68,477
 Playboy Enterprises, Inc.--Class B*........................ 3,468       54,274
 Plexus Corp.*.............................................. 2,448       80,784
 PMA Capital Corp.--Class A................................. 3,927       70,882
 Pogo Producing Co. ........................................ 2,907       69,768
 Polaris Industries, Inc. .................................. 1,938       88,760
 Polaroid Corp. ............................................ 5,712       14,851
 Polo Ralph Lauren Corp.*................................... 3,468       89,474
 PolyMedica Corp.*..........................................   714       28,917
 PolyOne Corp. ............................................. 6,630       69,018
 Potlatch Corp. ............................................ 2,907      100,030
 Power Integrations, Inc.*.................................. 2,040       31,824
 Pre-Paid Legal Services, Inc.*............................. 1,683       37,026
 Precision Castparts Corp. ................................. 3,162      118,321
 Prentiss Properties Trust.................................. 4,539      119,376
 Presstek, Inc.*............................................ 2,907       34,884
 PRI Automation, Inc.*...................................... 1,632       30,233
 Price Communications Corp.*................................ 4,080       82,374
 Prime Hospitality Corp.*................................... 4,539       53,787
 Priority Healthcare Corp.--Class B*........................ 1,275       36,057
 ProBusiness Services, Inc.*................................ 1,122       29,789
 Profit Recovery Group International, Inc.*................. 3,927       45,003
 Progress Software Corp.*................................... 3,111       50,398
 Promistar Financial Corp. ................................. 4,947      118,728
 Province Healthcare Co.*................................... 1,683       59,393
 Proxim, Inc.*.............................................. 1,683       23,730
 PS Business Parks, Inc. ................................... 3,774      105,672
 PSS World Medical, Inc.*................................... 5,610       36,072
 Public Service Co. of New Mexico........................... 3,468      111,323
 Pulitzer, Inc. ............................................ 1,275       67,320
 Pulte Corp. ............................................... 2,091       89,139
 Puma Technology, Inc.*..................................... 2,652        7,956
 PurchasePro.com, Inc.*..................................... 1,275        1,887
 Pure Resources, Inc.*...................................... 3,111       55,998
 Quiksilver, Inc.*.......................................... 1,479       36,975
 R.H. Donnelley Corp.*...................................... 2,958       94,656
 Radiant Systems, Inc.*..................................... 1,326       21,375
 RadiSys Corp.*............................................. 1,173       26,803
 Raymond James Financial Corp. ............................. 2,856       87,394
 Rayonier, Inc. ............................................ 2,142       99,496
 Rayovac Corp.*............................................. 2,499       53,229
 Reckson Associates Realty Corp. ........................... 5,049      116,127
 Reebok International Ltd.*................................. 2,805       89,620
 Regeneron Pharmaceuticals, Inc.*........................... 1,173       40,644
 Regis Corp. ............................................... 3,468       72,793
 RehabCare Group, Inc.*.....................................   765       36,873
 REMEC, Inc.*............................................... 2,805       34,782
 Remedy Corp.*.............................................. 1,887       65,668
 Renaissance Learning, Inc.*................................   612       30,961
 Renal Care Group, Inc.*.................................... 2,958       97,289

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Rent-A-Center, Inc.*.......................................  1,071 $    56,335
 Republic Bancorp, Inc. ....................................  6,579      91,448
 ResMed, Inc.*..............................................  1,989     100,544
 Respironics, Inc.*.........................................  2,346      69,817
 Retek, Inc.*...............................................  2,907     139,361
 Richmond County Financial Corp. ...........................  3,366     126,292
 Rogers Corp.*..............................................  1,428      37,842
 Rollins, Inc. .............................................  2,754      54,832
 Roper Industries, Inc. ....................................  2,295      95,816
 Roslyn Bancorp, Inc. ......................................  3,825     100,598
 Ruby Tuesday, Inc. ........................................  5,100      87,210
 Ruddick Corp. .............................................  3,927      66,563
 Rural Cellular Corp.--Class A*.............................    867      39,275
 Russell Corp. .............................................  3,111      52,856
 Ryder System, Inc. ........................................  3,621      70,972
 Salem Communications Corp.--Class A*.......................  2,754      60,258
 SangStat Medical Corp.*....................................  2,244      36,757
 SBA Communications Corp.*..................................  1,581      39,130
 SBS Technologies, Inc.*....................................    918      17,369
 Scholastic Corp.*..........................................  1,989      89,505
 Schulman (A.) Inc. ........................................  4,845      65,408
 SCM Microsystems, Inc.*....................................  1,224      12,730
 SeaChange International, Inc.*.............................  1,326      23,908
 Seacoast Financial Services Corp. .........................  7,803     126,799
 SEACOR SMIT, Inc.*.........................................  1,377      64,361
 Secure Computing Corp.*....................................  2,346      36,856
 Security Capital Group, Inc.*..............................  3,060      65,484
 SEMCO Energy, Inc. ........................................  5,661      84,915
 Sensient Technologies Corp. ...............................  3,927      80,582
 Sensormatic Electronics Corp.*.............................  4,794      81,498
 SERENA Software, Inc.*.....................................  1,020      37,067
 Service Corporation International*......................... 17,493     111,255
 Shaw Group, Inc.*..........................................  1,887      75,669
 SICOR, Inc.*...............................................  3,570      82,467
 Sierra Pacific Resources...................................  6,936     110,907
 Silicon Graphics, Inc.*.................................... 14,229      19,778
 Silicon Valley Bancshares*.................................  2,805      61,710
 Sinclair Broadcast Group--Class A*.........................  4,029      41,499
 SIPEX Corp.*...............................................  1,836      27,705
 Sirius Satellite Radio, Inc.*..............................  2,346      28,598
 Skechers U.S.A., Inc.*.....................................  1,020      29,815
 Sky Financial Group, Inc. .................................  6,375     120,679
 SkyWest, Inc. .............................................  2,856      79,967
 SL Green Realty Corp. .....................................  3,876     117,482
 Smithfield Foods, Inc.*....................................  3,774     152,091
 Snap-on, Inc. .............................................  3,468      83,787
 Solutia, Inc. .............................................  5,967      76,079
 Sonic Corp.*...............................................  2,499      79,293
 SONICblue, Inc.*...........................................  7,038      23,225
 SonicWALL, Inc.*...........................................  1,938      48,857
 Sorrento Networks Corp.*...................................    918      10,998
 Sotheby's Holdings, Inc.--Class A*.........................  2,601      41,954
 Southern Peru Copper Corp. ................................  4,590      56,687
 Southern Union Co.*........................................  3,213      65,545
 Southwest Bancorp of Texas, Inc.*..........................  2,244      67,791
 Southwest Gas Corp. .......................................  3,825      90,576
 Spanish Broadcasting System, Inc.*.........................  4,233      34,753
 SpeedFam-IPEC, Inc.*.......................................  2,805       8,948
 Spherion Corp.*............................................  4,692      41,993

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 St. Mary Land & Exploration Co. ...........................  1,989 $    46,463
 StanCorp Financial Group, Inc. ............................  1,836      87,008
 Standard Pacific Corp. ....................................  1,479      34,239
 Station Casinos, Inc.*.....................................  3,213      51,408
 Steel Dynamics, Inc.*......................................  3,978      49,725
 STERIS Corp.*..............................................  4,692      94,075
 Sterling Bancshares, Inc. .................................  3,468      66,516
 Stewart & Stevenson Services, Inc. ........................  2,040      67,320
 Stillwater Mining Co.*.....................................  2,397      70,112
 Stone Energy Corp.*........................................  1,377      61,001
 Storage Technology Corp.*..................................  6,834      94,035
 Structural Dynamics Research Corp.*........................  3,060      74,970
 Suiza Foods Corp.*.........................................  1,887     100,200
 Sun Communities, Inc. .....................................  3,774     133,411
 SuperGen, Inc.*............................................  2,193      32,303
 Superior Industries International, Inc. ...................  1,938      74,225
 Susquehanna Bancshares, Inc. ..............................  5,610     114,164
 Swift Energy Co.*..........................................  1,275      38,416
 Swift Transportation Co., Inc.*............................  3,417      65,811
 Symmetricom, Inc.*.........................................  1,887      27,626
 Symyx Technologies, Inc.*..................................  1,581      41,564
 Syncor International Corp.*................................  1,377      42,687
 Syntroleum Corp.*..........................................  3,111      28,279
 Systems & Computer Technology Corp.*.......................  3,111      28,155
 Take-Two Interactive Software, Inc.*.......................  2,652      49,195
 Technitrol, Inc. ..........................................  1,530      39,780
 Teledyne Technologies, Inc.*...............................  1,887      28,682
 Teleflex, Inc. ............................................  2,193      96,492
 Tennant Co. ...............................................  1,632      65,280
 Terex Corp.*...............................................  2,397      50,816
 Terremark Worldwide, Inc.*................................. 13,974      21,101
 Tetra Tech, Inc.*..........................................  2,499      67,972
 Texas Biotechnology Corp.*.................................  3,366      28,207
 Texas Industries, Inc. ....................................  1,938      66,648
 Texas Regional Bancshares, Inc.--Class A...................  2,635     106,164
 The Cheesecake Factory*....................................  2,818      79,749
 The Men's Wearhouse, Inc.*.................................  2,346      64,750
 The Scotts Company--Class A*...............................  1,275      52,849
 THQ, Inc.*.................................................  1,530      91,233
 Three-Five Systems, Inc.*..................................  1,428      25,675
 Timberland Co.--Class A*...................................    969      38,285
 Timken Co. ................................................  4,845      82,074
 Titan Pharmaceuticals, Inc.*...............................  1,530      45,915
 Tollgrade Communications, Inc.*............................    816      23,256
 Tom Brown, Inc.*...........................................  2,295      55,080
 Too, Inc.*.................................................  2,448      67,075
 Tower Automotive, Inc.*....................................  4,233      43,388
 Transaction Systems Architects, Inc.*......................  2,805      43,478
 Transkaryotic Therapies, Inc.*.............................  1,530      45,059
 TransMontaigne, Inc.*......................................  8,925      51,765
 Travelocity.com, Inc.*.....................................  1,275      39,143
 Tredegar Corp. ............................................  2,805      53,716
 Triad Hospitals, Inc.*.....................................  4,233     124,746
 Triangle Pharmaceuticals, Inc.*............................  3,672      17,185
 Trico Marine Services, Inc.*...............................  1,836      19,535
 Tricord Systems, Inc.*.....................................  1,428       3,870
 Trimble Navigation Ltd.*...................................  1,938      37,772
 Trimeris, Inc.*............................................  1,071      53,625

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                            June 30, 2001
(Unaudited)

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Trinity Industries, Inc. ..................................  3,417 $    70,049
 Tupperware Corp. ..........................................  4,590     107,543
 Tweeter Home Entertainment Group, Inc.*....................  1,326      46,808
 U.S. Industries, Inc. .....................................  5,661      23,210
 UCAR International, Inc.*..................................  4,029      48,147
 UICI*......................................................  4,029      51,370
 Ultratech Stepper, Inc.*...................................  1,428      36,628
 Unifi, Inc.*...............................................  5,304      45,084
 Unisource Energy Corp. ....................................  4,386     100,746
 United Bankshares, Inc. ...................................  3,876     103,877
 United Dominion Realty Trust, Inc. ........................ 12,750     182,962
 United Rentals, Inc.*......................................  2,091      54,261
 United Stationers, Inc.*...................................  2,346      74,040
 United Television, Inc. ...................................    714      89,964
 Universal Corp. ...........................................  2,448      97,088
 Unova, Inc.*...............................................  7,548      51,930
 US Oncology, Inc.*.........................................  5,406      48,059
 USFreightways Corp. .......................................  2,091      61,685
 Valence Technology, Inc.*..................................  2,754      17,708
 Valspar Corp. .............................................  2,244      79,662
 ValueVision International, Inc.--Class A*..................  2,550      55,463
 Varian Medical Systems, Inc.*..............................  1,989     142,213
 Varian Semiconductor Equipment Associates, Inc.*...........  2,193      92,105
 Varian, Inc.*..............................................  2,091      67,539
 Veeco Instruments, Inc.*...................................  1,530      60,818
 Venator Group, Inc.*.......................................  8,619     131,871
 Ventana Medical Systems, Inc.*.............................  1,173      36,950
 Veritas DGC, Inc.*.........................................  1,836      50,949
 Verity, Inc.*..............................................  1,989      39,681
 Viant Corp.*...............................................  4,947       9,251
 ViaSat, Inc.*..............................................  1,530      36,536
 Viasystems Group, Inc.*....................................  3,213       9,671
 Vical, Inc.*...............................................  1,836      25,667
 Vicor Corp.*...............................................  1,479      24,108
 Viewpoint Corp.*...........................................  2,805      23,843
 Vintage Petroleum, Inc. ...................................  3,519      65,805
 VISX, Inc.*................................................  3,621      70,066
 Wabash National Corp. .....................................  4,029      48,751
 Wackenhut Corp.--Class A*..................................  3,366      58,064
 Wallace Computer Services, Inc. ...........................  3,264      53,987
 Walter Industries, Inc. ...................................  4,233      50,373
 Washington Real Estate Investment Trust....................  6,171     145,882
 Wausau-Mosinee Paper Corp. ................................  5,457      70,341
 Wave Systems Corp.--Class A*...............................  3,570      19,171
 WD-40 Co. .................................................  3,825      99,832
 Webster Financial Corp. ...................................  4,845     158,818
 Wellman, Inc. .............................................  3,009      53,861
 Werner Enterprises, Inc. ..................................  2,958      71,732
 West Pharmaceutical Services, Inc. ........................  2,601      70,227
 Westamerica Bancorporation.................................  2,499      98,086
 Western Digital Corp.*..................................... 11,322      45,288
 Western Resources, Inc. ...................................  4,590      98,685
 Whitney Holding Corp. .....................................  2,499     117,203
 Whole Foods Market, Inc.*..................................  3,468      93,983
 Wisconsin Central Transport*...............................  4,131      69,112
 Wit Soundview Group, Inc.*.................................  8,313      15,213
 WMS Industries, Inc.*......................................  1,785      57,423
 Wolverine World Wide, Inc. ................................  3,366      60,150

 Common Stocks, continued
                                                                     Market
                                                          Shares      Value
                                                        ---------- -----------

 Worthington Industries, Inc. .........................      7,191 $    97,798
 Wyndham International, Inc.--Class A*.................     19,431      48,578
 XTO Energy, Inc. .....................................      6,426      92,213
 Xtra Corp.*...........................................      1,479      73,358
 Yellow Corp.*.........................................      2,448      46,463
 York International Corp. .............................      2,346      82,157
 Zale Corp.*...........................................      1,989      67,029
 Zebra Technologies Corp.*.............................      1,887      92,689
 Zenith National Insurance Corp. ......................      2,703      72,981
 Zygo Corp.*...........................................        867      19,291
                                                                   -----------
 TOTAL COMMON STOCKS (Cost $43,799,733)................             49,964,901
                                                                   -----------
 Options Purchased (1.3%)
                                                        Contracts
                                                        ----------
 Russell 2000 Call Option expiring July 2001 @ 300.....     7          755,160
                                                                   -----------
 TOTAL OPTIONS PURCHASED
  (Cost $752,535)......................................                755,160
                                                                   -----------
 U.S. Treasury Notes (15.9%)
                                                        Principal
                                                          Amount
                                                        ----------
 U.S. Treasury Note, 4.00%, 04/30/03................... $9,229,000   9,195,833
                                                                   -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $9,195,932)....................................              9,195,833
                                                                   -----------
 TOTAL INVESTMENTS
  (Cost $53,748,200)(b) (103.4%).......................             59,915,894
 Liabilities in excess of other
  assets (-3.4%).......................................             (1,966,142)
                                                                   -----------
 TOTAL NET ASSETS (100.0%).............................            $57,949,752
                                                                   ===========
-----
Percentages indicated are based on net assets of $57,949,752.

 Futures Contracts Sold
                                                                   Unrealized
                                                        Contracts     Loss
                                                        ---------- -----------
 Russell 2000 Future Contract expiring September 2001
  (Underlying face amount at value $27,335,280)........    106      $ (302,010)

-----
*  Non-income producing
(a)  Escrowed security
(b) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $6,433,828
      Unrealized depreciation....   (266,134)
                                  ----------
      Net unrealized
       appreciation.............. $6,167,694
                                  ==========

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                             June 30, 2001

(Unaudited)

The UltraSmall-Cap ProFund's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Aerospace & Defense.......................................................  0.3%
Agriculture...............................................................  0.1%
Airlines..................................................................  0.4%
Automotive................................................................  1.1%
Banking...................................................................  7.5%
Biotechnology.............................................................  2.7%
Building & Construction...................................................  3.0%
Business Services.........................................................  4.9%
Chemicals.................................................................  2.5%
Computer Services.........................................................  1.2%
Computer Software.........................................................  3.5%
Computers.................................................................  1.7%
Consumer Products.........................................................  1.5%
Containers & Packaging....................................................  0.7%
Electrical & Electronics..................................................  2.3%
Energy & Utilities........................................................  7.2%
Environmental Services....................................................  0.2%
Financial Services........................................................  2.2%
Food & Beverage...........................................................  2.2%
Health Care...............................................................  5.2%
Home Furnishings..........................................................  0.8%
Insurance.................................................................  1.8%
Machinery & Equipment.....................................................  3.8%
Media.....................................................................  2.1%
Metals & Mining...........................................................  1.8%
Office Equipment & Supplies...............................................  0.3%
Paper & Forest Products...................................................  0.4%
Pharmaceuticals...........................................................  3.7%
Real Estate...............................................................  0.6%
Real Estate Investment Trust..............................................  5.7%
Retail & Wholesale........................................................  5.8%
Semiconductors............................................................  2.6%
Telecommunications........................................................  1.9%
Textiles & Apparel........................................................  1.2%
Tobacco...................................................................  0.2%
Transportation............................................................  1.6%
Travel & Entertainment....................................................  1.5%
Other..................................................................... 13.8%

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $53,748,200)........................  $ 59,915,894
 Cash............................................................     1,463,395
 Dividends and interest receivable...............................        98,256
 Receivable for investments sold.................................    39,151,062
 Unrealized appreciation on swap contracts.......................     2,292,059
 Prepaid expenses................................................        48,489
                                                                   ------------
 Total Assets....................................................   102,969,155
Liabilities:
 Payable for capital shares redeemed.............................    44,753,476
 Variation margin on futures contracts...........................       169,110
 Advisory fees payable...........................................        31,357
 Management servicing fees payable...............................         6,271
 Administration fees payable.....................................           371
 Distribution and service fees payable--Service Class............        37,591
 Other accrued expenses..........................................        21,227
                                                                   ------------
 Total Liabilities...............................................    45,019,403
                                                                   ------------
Net Assets.......................................................  $ 57,949,752
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 82,450,331
 Accumulated net investment loss.................................      (137,460)
 Accumulated net realized losses on investments, futures
  contracts and swap contracts...................................   (32,520,862)
 Net unrealized appreciation on investments, futures contracts
  and swap contracts.............................................     8,157,743
                                                                   ------------
Total Net Assets.................................................  $ 57,949,752
                                                                   ============
Investor Class:
 Net Assets......................................................  $ 43,046,232
 Shares of Beneficial Interest Outstanding.......................     2,099,269
 Net Asset Value (offering and redemption price per share).......  $      20.51
                                                                   ============
Service Class:
 Net Assets......................................................  $ 14,903,520
 Shares of Beneficial Interest Outstanding.......................       735,292
 Net Asset Value (offering and redemption price per share).......  $      20.27
                                                                   ============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends........................................................  $   242,154
 Interest.........................................................      167,509
                                                                    -----------
 Total Income.....................................................      409,663
Expenses:
 Advisory fees....................................................      163,183
 Management servicing fees........................................       32,637
 Administration fees..............................................        8,483
 Distribution and service fees--Service Class.....................       41,149
 Registration and filing fees.....................................       44,192
 Custody fees.....................................................       54,551
 Transfer agent fees..............................................       55,146
 Fund accounting fees.............................................       20,930
 Other fees.......................................................       16,527
                                                                    -----------
 Total expenses...................................................      436,798
                                                                    -----------
Net Investment Loss...............................................      (27,135)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts.......................................................   (6,418,437)
 Net change in unrealized appreciation on investments, futures
  contracts and swap contracts....................................    2,797,603
                                                                    -----------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts....................................   (3,620,834)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(3,647,969)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Statements of Changes in Net Assets

                                                               For the period
                                                For the      February 8, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ---------------- -------------------
                                              (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss).............   $     (27,135)    $        22,973
 Net realized losses on investments,
  futures contracts and swap contracts....      (6,418,437)        (26,293,575)
 Net change in unrealized appreciation on
  investments, futures contracts and swap
  contracts...............................       2,797,603           5,360,140
                                             -------------     ---------------
 Net decrease in net assets resulting from
  operations..............................      (3,647,969)        (20,910,462)
Capital Transactions:
 Proceeds from shares issued
 Investor Class...........................     914,452,309       1,036,710,142
 Service Class............................     148,193,344         483,735,462
 Cost of shares redeemed
 Investor Class...........................    (887,172,303)     (1,004,689,607)
 Service Class............................    (138,311,078)       (470,410,086)
                                             -------------     ---------------
 Net increase in net assets resulting from
  capital transactions....................      37,162,272          45,345,911
                                             -------------     ---------------
 Total increase in net assets.............      33,514,303          24,435,449
Net Assets:
 Beginning of period......................      24,435,449                  --
                                             -------------     ---------------
 End of period............................   $  57,949,752     $    24,435,449
                                             =============     ===============
Share Transactions:
 Shares issued
 Investor Class...........................      46,940,181          41,825,971
 Service Class............................       7,695,515          18,614,815
 Shares redeemed
 Investor Class...........................     (45,844,847)        (40,822,036)
 Service Class............................      (7,134,560)        (18,440,478)
                                             -------------     ---------------
 Net increase.............................       1,656,289           1,178,272
                                             =============     ===============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                   Investor Class
                                        ---------------------------------------
                                                              For the period
                                            For the         February 8, 2000(a)
                                        six months ended          through
                                         June 30, 2001       December 31, 2000
                                        ----------------    -------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period...   $     20.77           $     30.00
                                          -----------           -----------
 Net investment income.................          0.01(b)               0.09(b)
 Net realized and unrealized loss on
  investments, futures contracts and
  swap contracts.......................         (0.27)                (9.32)
                                          -----------           -----------
 Total loss from investment
  operations...........................         (0.26)                (9.23)
                                          -----------           -----------
Net Asset Value, End of Period.........   $     20.51           $     20.77
                                          ===========           ===========
Total Return...........................         (1.25)%(c)           (30.77)%(c)
Ratios/Supplemental Data:
Net assets, end of period..............   $43,046,232           $20,846,718
Ratio of expenses to average net
 assets................................          1.82%(d)              1.54%(d)
Ratio of net investment income to
 average net assets....................          0.05%(d)              0.39%(d)
Ratio of expenses to average net
 assets*...............................          1.82%(d)              1.89%(d)
Portfolio turnover(e)..................          1720%                 3345%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                     Service Class
                                           -------------------------------------
                                                                For the period
                                               For the            February 8,
                                           six months ended     2000(a) through
                                            June 30, 2001      December 31, 2000
                                           ----------------    -----------------
                                             (Unaudited)
Net Asset Value, Beginning of Period.....    $     20.59          $    30.00
                                             -----------          ----------
 Net investment loss.....................          (0.09)(b)           (0.20)(b)
 Net realized and unrealized loss on
  investments, futures contracts and swap
  contracts..............................          (0.23)              (9.21)
                                             -----------          ----------
 Total loss from investment operations...          (0.32)              (9.41)
                                             -----------          ----------
Net Asset Value, End of Period...........    $     20.27          $    20.59
                                             ===========          ==========
Total Return.............................          (1.55)%(c)         (31.37)%(c)
Ratios/Supplemental Data:
Net assets, end of period................    $14,903,520          $3,588,731
Ratio of expenses to average net assets..           2.82%(d)            2.60%(d)
Ratio of net investment loss to average
 net assets..............................          (0.89)%(d)          (0.86)%(d)
Ratio of expenses to average net
 assets*.................................           2.82%(d)            2.96%(d)
Portfolio turnover(e)....................           1720%               3345%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment loss has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraOTC ProFund                                                   June 30, 2001
(Unaudited)

 Common Stocks (89.7%)
                                                           Shares  Market Value
                                                           ------- ------------

 3Com Corp.*..............................................  57,252 $    271,947
 Abgenix, Inc.*...........................................  27,525    1,238,625
 ADC Telecommunications, Inc.*............................ 322,593    2,129,114
 Adelphia Communications Corp.-- Class A*.................  55,050    2,257,050
 Adobe Systems, Inc. .....................................  77,070    3,622,290
 Altera Corp.*............................................ 180,564    5,236,356
 Amazon.com, Inc.*........................................  79,272    1,121,699
 Amgen, Inc.*............................................. 160,746    9,754,067
 Apple Computer, Inc.*.................................... 160,746    3,737,345
 Applied Materials, Inc.*................................. 138,726    6,811,447
 Applied Micro Circuits Corp.*............................ 115,605    1,988,406
 Ariba, Inc.*.............................................  78,171      429,941
 At Home Corp.--Class A*..................................  83,676      179,067
 Atmel Corp.*............................................. 115,605    1,559,511
 BEA Systems, Inc.*....................................... 121,110    3,719,288
 Bed Bath & Beyond, Inc.*................................. 128,817    3,864,510
 Biogen, Inc.*............................................  60,555    3,291,770
 Biomet, Inc. ............................................  79,272    3,809,812
 Broadcom Corp.--Class A*.................................  55,050    2,353,938
 BroadVision, Inc.*.......................................  97,989      489,945
 Brocade Communications Systems, Inc.*....................  75,969    3,341,876
 Check Point Software Technologies Ltd.*..................  75,969    3,841,751
 Chiron Corp.*............................................  88,080    4,492,080
 CIENA Corp.*............................................. 128,817    4,895,046
 Cintas Corp. ............................................  67,161    3,106,196
 Cisco Systems, Inc.*..................................... 865,386   15,750,025
 Citrix Systems, Inc.*....................................  72,666    2,536,043
 CMGI, Inc.*.............................................. 124,413      373,239
 CNET Networks, Inc.*.....................................  51,747      672,711
 Comcast Corp.--Special Class A*.......................... 148,635    6,450,759
 Compuware Corp.*.........................................  74,868    1,047,403
 Comverse Technology, Inc.*...............................  58,353    3,331,956
 Concord EFS, Inc.*.......................................  90,282    4,695,567
 Conexant Systems, Inc.*..................................  90,282      808,024
 Costco Wholesale Corp.*..................................  78,171    3,211,265
 Dell Computer Corp.*..................................... 317,088    8,291,851
 eBay, Inc.*..............................................  67,161    4,599,857
 EchoStar Communications Corp.--Class A*..................  80,373    2,605,693
 Electronic Arts, Inc.*...................................  44,040    2,549,916
 Ericsson (LM) Telephone Co.--ADR......................... 317,088    1,718,617
 Exodus Communications, Inc.*............................. 197,079      405,983
 Fiserv, Inc.*............................................  51,747    3,310,773
 Flextronics International Ltd.*.......................... 172,857    4,513,297
 Gemstar-TV Guide International, Inc.*.................... 143,130    6,097,338
 Genzyme Corp.--General Division*.........................  80,373    4,902,753
 Human Genome Sciences, Inc.*.............................  41,838    2,520,740
 I2 Technologies, Inc.*................................... 146,433    2,899,373
 IDEC Pharmaceuticals Corp.*..............................  53,949    3,651,807
 Immunex Corp.*........................................... 246,624    4,377,576
 Inktomi Corp.*...........................................  38,535      369,551
 Intel Corp. ............................................. 779,508   22,800,609
 Intuit, Inc.*............................................  86,979    3,478,290
 JDS Uniphase Corp.*...................................... 449,208    5,615,100
 Juniper Networks, Inc.*..................................  69,363    2,157,189
 KLA-Tencor Corp.*........................................  74,868    4,377,532

 Common Stocks, continued
                                                           Shares  Market Value
                                                           ------- ------------

 Level 3 Communications, Inc.*............................  84,777 $    465,426
 Linear Technology Corp. ................................. 140,928   $6,231,836
 Maxim Integrated Products, Inc.*......................... 151,938    6,717,179
 McLeodUSA, Inc.--Class A*................................ 164,049      752,985
 MedImmune, Inc.*.........................................  74,868    3,533,770
 Mercury Interactive Corp.*...............................  28,626    1,714,697
 Metromedia Fiber Network, Inc.*.......................... 195,978      399,795
 Microchip Technology, Inc.*..............................  36,333    1,214,612
 Microsoft Corp.*......................................... 613,257   44,767,762
 Millennium Pharmaceuticals, Inc.*........................  79,272    2,820,498
 Molex, Inc. .............................................  31,929    1,166,366
 Network Appliance, Inc.*................................. 112,302    1,538,537
 Nextel Communications, Inc.--Class A*.................... 310,482    5,433,435
 Novell, Inc.*............................................ 125,514      714,175
 Novellus Systems, Inc.*..................................  48,444    2,751,135
 NVIDIA Corp.*............................................  25,323    2,348,708
 Oracle Corp.*............................................ 775,104   14,726,976
 PACCAR, Inc. ............................................  28,626    1,471,949
 Palm, Inc.*.............................................. 177,261    1,075,974
 PanAmSat Corp.*..........................................  67,161    2,611,220
 Parametric Technology Corp.*............................. 118,908    1,663,523
 Paychex, Inc. ........................................... 117,807    4,712,280
 PeopleSoft, Inc.*........................................ 137,625    6,775,279
 PMC-Sierra, Inc.*........................................  59,454    1,847,236
 QLogic Corp.*............................................  30,828    1,986,865
 Qualcomm, Inc.*.......................................... 302,775   17,706,281
 Rational Software Corp.*.................................  66,060    1,852,983
 RealNetworks, Inc.*......................................  49,545      582,154
 RF Micro Devices, Inc.*..................................  61,656    1,662,862
 Sanmina Corp.*........................................... 113,403    2,654,764
 Siebel Systems, Inc.*.................................... 175,059    8,210,267
 Smurfit-Stone Container Corp.*...........................  79,272    1,284,206
 Staples, Inc.*........................................... 101,292    1,619,659
 Starbucks Corp.*......................................... 175,059    4,026,357
 Sun Microsystems, Inc.*.................................. 469,026    7,373,089
 Tellabs, Inc.*...........................................  77,070    1,493,617
 TMP Worldwide, Inc.*.....................................  37,434    2,246,040
 USA Networks, Inc.*...................................... 116,706    3,267,768
 VeriSign, Inc.*..........................................  62,757    3,766,048
 Veritas Software Corp.*.................................. 134,322    8,936,443
 Vitesse Semiconductor Corp.*.............................  66,060    1,389,902
 WorldCom, Inc.--WorldCom Group*.......................... 343,512    4,877,870
 Xilinx, Inc.*............................................ 145,332    5,993,492
 XO Communications, Inc.--Class A*........................ 100,191      192,367
 Yahoo!, Inc.*............................................  90,282    1,804,737
                                                                   ------------
 TOTAL COMMON STOCKS
  (Cost $362,987,812).....................................          408,047,038
                                                                   ------------

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraOTC ProFund                                                  June 30, 2001
(Unaudited)

 U.S. Treasury Notes (5.7%)

                                                        Principal
                                                         Amount    Market Value
                                                       ----------- ------------

U.S. Treasury Note, 4.00%, 04/30/03................... $25,980,000 $ 25,886,634
                                                                   ------------
TOTAL U.S. TREASURY NOTES (Cost $25,886,913)..........               25,886,634
                                                                   ------------
TOTAL INVESTMENTS (Cost $388,874,725)(a) (95.4%)......              433,933,672
Other assets in excess of liabilities (4.6%)..........               20,905,309
                                                                   ------------
TOTAL NET ASSETS (100.0%).............................             $454,838,981
                                                                   ============

-----
Percentages indicated are based on net assets of $454,838,981.

 Futures Contracts Purchased

                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
NASDAQ Future Contract expiring September 2001
 (Underlying face amount at value $13,293,072)...........     72     $263,798

-----
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized
       appreciation........... $ 59,632,131
      Unrealized
       depreciation...........  (14,573,184)
                               ------------
      Net unrealized
       appreciation........... $ 45,058,947
                               ============

ADR--American Depositary Receipt

The UltraOTC ProFund's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Automotive................................................................  0.3%
Biotechnology.............................................................  5.9%
Business Services.........................................................  4.9%
Computer Services.........................................................  2.3%
Computer Software......................................................... 24.4%
Computers.................................................................  9.3%
Containers & Packaging....................................................  0.3%
Electrical & Electronics..................................................  2.8%
Health Care...............................................................  0.8%
Media.....................................................................  4.5%
Pharmaceuticals...........................................................  3.0%
Retail & Wholesale........................................................  3.0%
Semiconductors............................................................ 16.2%
Telecommunications........................................................ 11.3%
Textiles & Apparel........................................................  0.7%
Other..................................................................... 10.3%

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $388,874,725)....................  $   433,933,672
 Cash.........................................................        2,589,022
 Dividends and interest receivable............................          176,849
 Unrealized appreciation on swap contracts....................       18,867,635
 Variation margin on futures contracts........................          181,276
 Prepaid expenses.............................................          193,267
 Deferred organization costs..................................           11,580
                                                                ---------------
 Total Assets.................................................      455,953,301
Liabilities:
 Advisory fees payable........................................          251,863
 Management servicing fees payable............................           50,373
 Administration fees payable..................................            3,096
 Distribution and service fees payable--Service Class.........          517,610
 Other accrued expenses.......................................          291,378
                                                                ---------------
 Total Liabilities............................................        1,114,320
                                                                ---------------
Net Assets....................................................  $   454,838,981
                                                                ===============
Net Assets consist of:
 Capital......................................................  $ 1,909,407,872
 Accumulated net investment loss..............................         (974,391)
 Accumulated net realized losses on investments, futures
  contracts and swap contracts................................   (1,517,784,880)
 Net unrealized appreciation on investments, futures contracts
  and swap contracts..........................................       64,190,380
                                                                ---------------
Total Net Assets..............................................  $   454,838,981
                                                                ===============
Investor Class:
 Net Assets...................................................  $   407,117,522
 Shares of Beneficial Interest Outstanding....................       37,632,552
 Net Asset Value (offering and redemption price per share)....  $         10.82
                                                                ===============
Service Class:
 Net Assets...................................................  $    47,721,459
 Shares of Beneficial Interest Outstanding....................        4,569,024
 Net Asset Value (offering and redemption price per share)....  $         10.44
                                                                ===============

 Statement of Operations

                                          For the six months ended June 30, 2001

Investment Income:
 Interest.......................................................  $   1,960,357
 Dividends (net of foreign taxes of $1,449).....................         97,020
                                                                  -------------
 Total Income...................................................      2,057,377
Expenses:
 Advisory fees..................................................      1,547,703
 Management servicing fees......................................        309,542
 Administration fees............................................         84,453
 Distribution and service fees--Service Class...................        225,628
 Registration and filing fees...................................        151,073
 Custody fees...................................................        149,736
 Transfer agent fees............................................        723,247
 Fund accounting fees...........................................        140,189
 Other fees.....................................................        200,789
                                                                  -------------
 Total expenses.................................................      3,532,360
                                                                  -------------
Net Investment Loss.............................................     (1,474,983)
                                                                  -------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts.....................................................   (472,887,963)
 Net change in unrealized appreciation on investments, futures
  contracts and swap contracts..................................    151,882,724
                                                                  -------------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts..................................   (321,005,239)
                                                                  -------------
Decrease in Net Assets Resulting from Operations................  $(322,480,222)
                                                                  =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statements of Changes in Net Assets

                                                 For the            For the
                                             six months ended     year ended
                                              June 30, 2001    December 31, 2000
                                             ----------------  -----------------
                                               (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss.......................  $    (1,474,983)   $    (4,329,015)
 Net realized losses on investments,
  futures contracts and swap contracts.....     (472,887,963)      (866,751,641)
 Net change in unrealized
  appreciation/(depreciation) on
  investments, futures contracts and swap
  contracts................................      151,882,724       (481,759,466)
                                             ---------------    ---------------
 Net decrease in net assets resulting from
  operations...............................     (322,480,222)    (1,352,840,122)
Distributions to Shareholders from:
 In excess of net realized gains on
  investments, futures contracts and swap
  contracts
 Investor Class............................               --        (60,814,148)
 Service Class.............................               --        (10,572,105)
                                             ---------------    ---------------
 Net decrease in net assets resulting from
  distributions............................               --        (71,386,253)
Capital Transactions:
 Proceeds from shares issued
 Investor Class............................    1,552,930,573      6,167,538,098
 Service Class.............................      473,425,477      2,176,822,907
 Dividends reinvested
 Investor Class............................               --         55,843,747
 Service Class.............................               --          9,037,127
 Cost of shares redeemed
 Investor Class............................   (1,289,097,117)    (5,794,210,780)
 Service Class.............................     (429,828,255)    (2,071,974,065)
                                             ---------------    ---------------
 Net increase in net assets resulting from
  capital transactions.....................      307,430,678        543,057,034
                                             ---------------    ---------------
 Total decrease in net assets..............      (15,049,544)      (881,169,341)
Net Assets:
 Beginning of period.......................      469,888,525      1,351,057,866
                                             ---------------    ---------------
 End of period.............................  $   454,838,981    $   469,888,525
                                             ===============    ===============
Share Transactions:
 Shares issued
 Investor Class............................      114,524,552         79,240,963
 Service Class.............................       34,899,631         30,426,717
 Shares reinvested
 Investor Class............................               --          2,203,472
 Service Class.............................               --            366,169
 Shares redeemed
 Investor Class............................      (95,358,645)       (75,278,360)
 Service Class.............................      (32,514,870)       (29,992,924)
                                             ---------------    ---------------
 Net increase..............................       21,550,668          6,966,037
                                             ===============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                               Investor Class
                         --------------------------------------------------------------------------------------------------
                                                                                                          For the period
                             For the              For the             For the             For the       December 2, 1997(a)
                         six months ended       year ended          year ended          year ended            through
                          June 30, 2001      December 31, 2000   December 31, 1999   December 31, 1998   December 31, 1997
                         ----------------    -----------------   -----------------   -----------------  -------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $      22.82        $      98.88       $        29.82       $      10.45          $  12.50
                           ------------        ------------       --------------       ------------          --------
 Net investment
  income/(loss).........          (0.04)(b)           (0.17)(b)            (0.16)              0.20(b)           0.08
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........         (11.96)             (72.35)               69.68              19.17             (2.13)
                           ------------        ------------       --------------       ------------          --------
 Total income/(loss)
  from investment
  operations............         (12.00)             (72.52)               69.52              19.37             (2.05)
                           ------------        ------------       --------------       ------------          --------
Distribution to
 Shareholders from:
 Net investment income..             --                  --                   --(c)              --(c)             --
 Net realized gain on
  investments, futures
  contracts and swap
  contracts.............             --                  --                (0.46)                --                --
 In excess of net
  realized gain on
  investments, futures
  contracts and swap
  contracts.............             --               (3.54)                  --                 --                --
                           ------------        ------------       --------------       ------------          --------
 Total distributions....             --               (3.54)               (0.46)                --                --
                           ------------        ------------       --------------       ------------          --------
Net Asset Value, End of
 Period.................   $      10.82        $      22.82       $        98.88       $      29.82          $  10.45
                           ============        ============       ==============       ============          ========
Total Return............         (52.59)%(d)         (73.70)%             233.25%            185.34%           (16.40)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $407,117,522        $421,434,035       $1,216,220,142       $239,017,203          $256,184
Ratio of expenses to
 average net assets.....           1.61%(e)            1.33%                1.31%              1.47%             1.07%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....          (0.61)%(e)          (0.22)%              (0.50)%             1.05%             2.73%(e)
Ratio of expenses to
 average net assets*....           1.61%(e)            1.33%                1.33%              1.67%            21.74%(e)
Portfolio turnover(f)...            312%                801%                 670%               156%               --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Distribution per share was less than $0.005.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                                Service Class
                         -----------------------------------------------------------------------------------------------
                                                                                                       For the period
                             For the              For the            For the           For the      December 2, 1997(a)
                         six months ended       year ended         year ended        year ended           through
                          June 30, 2001      December 31, 2000  December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------    -----------------  ----------------- ----------------- --------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     22.18          $     97.40       $      29.68       $     10.45          $  12.50
                           -----------          -----------       ------------       -----------          --------
 Net investment
  income/(loss).........         (0.11)(b)            (0.93)(b)          (0.64)             0.10(b)             --
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........        (11.63)              (70.75)             68.82             19.13             (2.05)
                           -----------          -----------       ------------       -----------          --------
 Total income/(loss)
  from investment
  operations............        (11.74)              (71.68)             68.18             19.23             (2.05)
                           -----------          -----------       ------------       -----------          --------
Distribution to
 Shareholders from:
 Net investment income..            --                   --                 --                --(c)             --
 Net realized gain on
  investments, futures
  contracts and swap
  contracts.............            --                   --              (0.46)               --                --
 In excess of net
  realized gain on
  investments, futures
  contracts and swap
  contracts.............            --                (3.54)                --                --                --
                           -----------          -----------       ------------       -----------          --------
 Total distributions....            --                (3.54)             (0.46)               --                --
                           -----------          -----------       ------------       -----------          --------
Net Asset Value, End of
 Period.................   $     10.44          $     22.18       $      97.40       $     29.68          $  10.45
                           ===========          ===========       ============       ===========          ========
Total Return............        (52.89)%(d)          (73.96)%           229.73%           183.98%           (16.40)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $47,721,459          $48,454,490       $134,837,724       $32,391,937          $663,984
Ratio of expenses to
 average net assets.....          2.61%(e)             2.33%              2.30%             2.38%             1.75%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....         (1.60)%(e)           (1.22)%            (1.49)%            0.07%            (0.06)%(e)
Ratio of expenses to
 average net assets*....          2.61%(e)             2.33%              2.32%             2.61%            23.42%(e)
Portfolio turnover(f)...           312%                 801%               670%              156%               --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)  Distribution per share was less than $0.005.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraEurope ProFund                                               June 30, 2001
(Unaudited)


 Common Stocks (87.5%)
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------

 Adidas-Salomon AG........................................      80   $    4,911
 Allianz AG...............................................     428      125,183
 BASF AG..................................................   1,066       42,145
 Bayer AG.................................................   1,276       50,176
 Bayerische Hypo-und Vereinsbank AG.......................     924       45,781
 Bayerische Motoren Werke AG..............................   1,190       39,475
 Commerzbank AG...........................................     984       24,953
 DaimlerChrysler AG.......................................   1,820       83,767
 Degussa AG...............................................     356        9,647
 Deutsche Bank AG.........................................   1,118       80,282
 Deutsche Lufthansa AG....................................     656       10,357
 Deutsche Post AG.........................................     984       15,778
 Deutsche Telekom AG......................................   7,488      171,018
 Dresdner Bank AG.........................................     966       44,215
 E.On AG..................................................   1,320       69,366
 Epcos AG.................................................     116        6,329
 Fresenius Medical Care AG................................     156       10,972
 Henkel KGaA..............................................     256       14,771
 Infineon Technologies AG.................................   1,098       25,804
 Linde AG.................................................     208        8,853
 MAN AG...................................................     272        5,838
 Metro AG.................................................     560       20,962
 Muenchener Rueckversicherungs-Gesellschaft AG............     316       88,257
 Preussag AG..............................................     344       10,448
 RWE AG...................................................   1,008       40,177
 SAP AG...................................................     614       85,384
 Schering AG..............................................     346       18,200
 Siemens AG...............................................   1,876      115,391
 Thyssen Krupp AG.........................................     918       12,072
 Volkswagen AG............................................     772       36,351
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $1,280,101).......................................            1,316,863
                                                                     ----------
 Options Purchased (7.8%)
                                                           Contracts
                                                           ---------
 CAC 40 Put Option expiring
  July 2001 @ 3000........................................     300          252
 FTSE 100 Put Option expiring
  July 2001 @ 3900........................................      20      116,622
 FTSE 100 Put Option expiring
  July 2001 @ 7300........................................       5           84
                                                                     ----------
 TOTAL OPTIONS PURCHASED
  (Cost $103,187).........................................              116,958
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $1,383,288)(a) (95.3%)............................            1,433,821
 Other assets in excess of liabilities (4.7%).............               70,844
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $1,504,665
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,504,665.

 Futures Contracts Purchased
                                                                   Unrealized
                                                         Contracts Gain/(Loss)
                                                         --------- -----------
 CAC 40 Future Contract expiring July 2001 (Underlying
  face amount at value $1,017,613)......................     23     $ 23,936
 FTSE 100 Future Contract expiring September 2001
  (Underlying face amount at value $1,272,559)..........     16     $(17,334)

 Futures Contracts Sold
 DAX 30 Future Contract expiring September 2001
  (Underlying face amount at value $259,610)............      2     $ (3,648)

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..... $ 66,074
      Unrealized depreciation.....  (15,541)
                                   --------
      Net unrealized
       appreciation............... $ 50,533
                                   ========

The UltraEurope ProFund's investment concentration based on net assets, by industry, as of June 30, 2001, was as follows:

Airlines..................................................................  0.7%
Automotive................................................................ 10.6%
Banking................................................................... 13.0%
Building & Construction...................................................  0.6%
Business Services.........................................................  5.7%
Chemicals.................................................................  7.8%
Diversified...............................................................  0.7%
Electrical & Electronics..................................................  0.4%
Energy & Utilities........................................................  7.3%
Health Care...............................................................  0.7%
Insurance................................................................. 14.1%
Machinery & Equipment.....................................................  8.9%
Pharmaceuticals...........................................................  1.2%
Retail & Wholesale........................................................  1.7%
Semiconductors............................................................  1.7%
Telecommunications........................................................ 11.4%
Transportation............................................................  1.0%
Other..................................................................... 12.5%

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund
(Unaudited)


 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $1,383,288)...........................  $1,433,821
 Foreign currency, at value (cost $23,220).........................      23,252
 Dividends and interest receivable.................................      17,240
 Variation margin on futures contracts.............................       5,695
 Reclaims receivable...............................................      13,067
 Prepaid expenses..................................................      44,444
                                                                     ----------
 Total Assets......................................................   1,537,519
Liabilities:
 Payable to custodian..............................................      10,486
 Advisory fees payable.............................................       3,867
 Management servicing fees payable.................................         644
 Administration fees payable.......................................          47
 Distribution and service fees payable--Service Class..............      17,810
                                                                     ----------
 Total Liabilities.................................................      32,854
                                                                     ----------
Net Assets.........................................................  $1,504,665
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $5,527,170
 Accumulated undistributed net investment income...................       9,756
 Accumulated net realized losses on investments, futures contracts, swap contracts and foreign currency transactions.................  (4,084,768)
 Net unrealized appreciation on investments, futures contracts and
  foreign currency transactions....................................      52,507
                                                                     ----------
Total Net Assets...................................................  $1,504,665
                                                                     ==========
Investor Class:
 Net Assets........................................................  $1,313,070
 Shares of Beneficial Interest Outstanding.........................      84,866
 Net Asset Value (offering and redemption price per share).........  $    15.47
                                                                     ==========
Service Class:
 Net Assets........................................................  $  191,595
 Shares of Beneficial Interest Outstanding.........................      12,705
 Net Asset Value (offering and redemption price per share).........  $    15.08
                                                                     ==========

 Statement of Operations

                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    91,852
 Dividends (net of foreign taxes of $6,787).......................       49,992
                                                                    -----------
 Total Income.....................................................      141,844
Expenses:
 Advisory fees....................................................       36,997
 Management servicing fees........................................        6,166
 Administration fees..............................................        1,050
 Distribution and service fees--Service Class.....................        8,659
 Registration and filing fees.....................................        6,169
 Custody fees.....................................................       43,208
 Transfer agent fees..............................................       12,999
 Fund accounting fees.............................................        2,351
 Other fees.......................................................        2,426
                                                                    -----------
 Total expenses...................................................      120,025
                                                                    -----------
Net Investment Income.............................................       21,819
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments, futures contracts, swap
  contracts and foreign currency transactions.....................   (1,992,262)
 Net change in unrealized appreciation on investments, futures
  contracts and foreign currency transactions.....................      (89,174)
                                                                    -----------
 Net realized and unrealized losses on investments, futures
  contracts, swap contracts and foreign currency transactions.....   (2,081,436)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(2,059,617)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss)...............   $      21,819     $    (29,845)
 Net realized losses on investments, futures
  contracts, swap contracts and foreign
  currency transactions.....................      (1,992,262)      (2,280,695)
 Net change in unrealized appreciation on
  investments, futures contracts and foreign
  currency transactions.....................         (89,174)      (2,296,318)
                                               -------------     ------------
 Net decrease in net assets resulting from
  operations................................      (2,059,617)      (4,606,858)
Distributions to Shareholders from:
 Net investment income
 Investor Class.............................              --           (1,771)
 Net realized gains on investments, futures
  contracts, swap contracts and foreign
  currency transactions
 Investor Class.............................              --         (239,263)
 Service Class..............................              --          (43,684)
 In excess of net realized gains on
  investments, futures contracts, swap
  contracts and foreign currency
  transactions
 Investor Class.............................              --         (144,902)
 Service Class..............................              --          (26,455)
                                               -------------     ------------
 Net decrease in net assets resulting from
  distributions.............................              --         (456,075)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................     410,584,292       91,975,869
 Service Class..............................      14,355,267       71,988,720
 Dividends reinvested
 Investor Class.............................              --          353,260
 Service Class..............................              --           69,739
 Cost of shares redeemed
 Investor Class.............................    (410,526,591)     (94,123,361)
 Service Class..............................     (13,514,034)     (87,056,297)
                                               -------------     ------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......         898,934      (16,792,070)
                                               -------------     ------------
 Total decrease in net assets...............      (1,160,683)     (21,855,003)
Net Assets:
 Beginning of period........................       2,665,348       24,520,351
                                               -------------     ------------
 End of period..............................   $   1,504,665     $  2,665,348
                                               =============     ============
Share Transactions:
 Shares issued
 Investor Class.............................      20,495,422        3,057,127
 Service Class..............................         731,067        1,990,772
 Shares reinvested
 Investor Class.............................              --           15,891
 Service Class..............................              --            3,189
 Shares redeemed
 Investor Class.............................     (20,510,437)      (3,108,778)
 Service Class..............................        (736,443)      (2,441,498)
                                               -------------     ------------
 Net decrease...............................         (20,391)        (483,297)
                                               =============     ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                            Investor Class
                         -------------------------------------------------------
                                                                For the period
                             For the             For the       March 15, 1999(a)
                         six months ended      year ended           through
                          June 30, 2001     December 31, 2000  December 31, 1999
                         ----------------   -----------------  -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....    $    22.65         $    40.99         $    30.00
                            ----------         ----------         ----------
 Net investment
  income/(loss).........          0.06(b)           (0.07)(b)           0.19
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts,
  swap contracts and
  foreign currency
  transactions..........         (7.24)            (13.77)             10.80
                            ----------         ----------         ----------
 Total income/(loss)
  from investment
  operations............         (7.18)            (13.84)             10.99
                            ----------         ----------         ----------
Distribution to
 Shareholders from:
 Net investment income..            --              (0.02)                --
 Net realized gain on
  investments, futures
  contracts, swap
  contracts and foreign
  currency
  transactions..........            --              (2.79)                --
 In excess of net
  realized gain on
  investments, futures
  contracts, swap
  contracts and foreign
  currency
  transactions..........            --              (1.69)                --
                            ----------         ----------         ----------
 Total distributions....            --              (4.50)                --
                            ----------         ----------         ----------
Net Asset Value, End of
 Period.................    $    15.47         $    22.65         $    40.99
                            ==========         ==========         ==========
Total Return............        (31.70)%(c)        (33.55)%            36.63%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................    $1,313,070         $2,262,458         $5,560,299
Ratio of expenses to
 average net assets.....          2.75%(d)           2.53%              1.53%(d)
Ratio of net investment
 income/(loss) to
 average net assets.....          0.59%(d)          (0.20)%             1.79%(d)
Ratio of expenses to
 average net assets*....          2.75%(d)           4.07%              2.53%(d)
Portfolio turnover(e)...         10310%              2381%               514%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income/(loss) has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                            Service Class
                         -----------------------------------------------------
                                                              For the period
                             For the            For the      March 15, 1999(a)
                         six months ended     year ended          through
                          June 30, 2001    December 31, 2000 December 31, 1999
                         ----------------  ----------------- -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $  22.28          $  40.72         $     30.00
                             --------          --------         -----------
 Net investment
  income/(loss).........         0.03(b)          (0.24)(b)            0.03
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts,
  swap contracts and
  foreign currency
  transactions..........        (7.23)           (13.72)              10.69
                             --------          --------         -----------
 Total income/(loss)
  from investment
  operations............        (7.20)           (13.96)              10.72
                             --------          --------         -----------
Distribution to
 Shareholders from:
 Net realized gain on
  investments, futures
  contracts, swap
  contracts and foreign
  currency
  transactions..........           --             (2.79)                 --
 In excess of net
  realized gain on
  investments, futures
  contracts, swap
  contracts and foreign
  currency
  transactions..........           --             (1.69)                 --
                             --------          --------         -----------
 Total distributions....           --             (4.48)                 --
                             --------          --------         -----------
Net Asset Value, End of
 Period.................     $  15.08          $  22.28         $     40.72
                             ========          ========         ===========
Total Return............       (32.32)%(c)       (34.07)%             35.73%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................     $191,595          $402,890         $18,960,052
Ratio of expenses to
 average net assets.....         3.56%(d)          3.54%               2.50%(d)
Ratio of net investment
 income/(loss) to
 average net assets.....         0.31%(d)         (0.66)%              0.46%(d)
Ratio of expenses to
 average net assets*....         3.56%(d)          5.08%               3.58%(d)
Portfolio turnover(e)...        10310%             2381%                514%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraJapan ProFund                                                June 30, 2001
(Unaudited)

 Options Purchased (24.6%)
                                                          Contracts
                                                              or
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
 Nikkei 225 Call Option expiring July 2001 @ 8000........         40 $  999,000
 Nikkei 225 Put Option expiring July 2001 @ 8000.........        120      2,688
                                                                     ----------
 TOTAL OPTIONS PURCHASED
  (Cost $1,023,082)......................................             1,001,688
                                                                     ----------
 U.S. Treasury Notes (85.9%)
 U.S. Treasury Note, 4.00%, 04/30/03..................... $3,501,000  3,488,418
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $3,488,456)......................................             3,488,418
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $4,511,538)(a) (110.5%)..........................             4,490,106
 Liabilities in excess of other
  assets (-10.5%)........................................              (425,591)
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $4,064,515
                                                                     ==========

-----
Percentages indicated are based on net assets of $4,064,515.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 Nikkei 225 Future Contract expiring September 2001
  (Underlying face amount at value $5,522,875)...........     85     $27,985

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..... $  7,047
      Unrealized depreciation.....  (28,479)
                                   --------
      Net unrealized
       depreciation............... $(21,432)
                                   ========

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund
(Unaudited)


 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $4,511,538)..........................  $ 4,490,106
 Cash.............................................................      516,956
 Interest receivable..............................................       23,594
 Receivable for capital shares issued.............................        1,483
 Variation margin on futures contracts............................       34,186
 Prepaid expenses.................................................       31,155
                                                                    -----------
 Total Assets.....................................................    5,097,480
Liabilities:
 Payable for investments purchased................................      367,578
 Payable for capital shares redeemed..............................      650,822
 Advisory fees payable............................................        2,181
 Management servicing fees payable................................          363
 Administration fees payable......................................           23
 Distribution and service fees payable--Service Class.............       11,998
                                                                    -----------
 Total Liabilities................................................    1,032,965
                                                                    -----------
Net Assets........................................................  $ 4,064,515
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $10,826,613
 Accumulated undistributed net investment income..................       42,903
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (6,811,554)
 Net unrealized appreciation on investments and futures
  contracts.......................................................        6,553
                                                                    -----------
Total Net Assets..................................................  $ 4,064,515
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 3,829,221
 Shares of Beneficial Interest Outstanding........................      336,674
 Net Asset Value (offering and redemption price per share)........  $     11.37
                                                                    ===========
Service Class:
 Net Assets.......................................................  $   235,294
 Shares of Beneficial Interest Outstanding........................       20,648
 Net Asset Value (offering and redemption price per share)........  $     11.40
                                                                    ===========


 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $   102,842
Expenses:
 Advisory fees....................................................       26,752
 Management servicing fees........................................        4,459
 Administration fees..............................................          389
 Distribution and service fees--Service Class.....................       13,622
 Registration and filing fees.....................................        4,815
 Custody fees.....................................................        1,820
 Transfer agent fees..............................................        7,447
 Fund accounting fees.............................................          630
 Other fees.......................................................          803
                                                                    -----------
 Total expenses...................................................       60,737
                                                                    -----------
Net Investment Income.............................................       42,105
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.........     (810,151)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................     (810,916)
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (1,621,067)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,578,962)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund


 Statements of Changes in Net Assets

                                                               For the period
                                                For the      February 8, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ---------------- -------------------
                                              (Unaudited)
Change in Net Assets:
Operations:
 Net investment income....................    $     42,105      $    100,050
 Net realized losses on investments and
  futures contracts.......................        (810,151)       (6,001,404)
 Net change in unrealized appreciation on
  investments and futures contracts.......        (810,916)          817,469
                                              ------------      ------------
 Net decrease in net assets resulting from
  operations..............................      (1,578,962)       (5,083,885)
Distributions to Shareholders from:
 Net investment income
 Investor Class...........................              --           (63,515)
 Service Class............................              --           (35,736)
                                              ------------      ------------
 Net decrease in net assets resulting from
  distributions...........................              --           (99,251)
Capital Transactions:
 Proceeds from shares issued
 Investor Class...........................      38,567,144        87,824,953
 Service Class............................      18,992,074        31,137,549
 Dividends reinvested
 Investor Class...........................              --            56,450
 Service Class............................              --            35,734
 Cost of shares redeemed
 Investor Class...........................     (34,195,065)      (83,904,403)
 Service Class............................     (19,613,673)      (28,074,150)
                                              ------------      ------------
 Net increase in net assets resulting from
  capital transactions....................       3,750,480         7,076,133
                                              ------------      ------------
 Total increase in net assets.............       2,171,518         1,892,997
Net Assets:
 Beginning of period......................       1,892,997                --
                                              ------------      ------------
 End of period............................    $  4,064,515      $  1,892,997
                                              ============      ============
Share Transactions:
 Shares issued
 Investor Class...........................       2,980,585         3,885,963
 Service Class............................       1,490,889         1,368,954
 Shares reinvested
 Investor Class...........................              --             4,175
 Service Class............................              --             2,618
 Shares redeemed
 Investor Class...........................      (2,723,817)       (3,810,232)
 Service Class............................      (1,533,724)       (1,308,089)
                                              ------------      ------------
 Net increase.............................         213,933           143,389
                                              ============      ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                    Investor Class
                                         --------------------------------------
                                                              For the period
                                             For the        February 8, 2000(a)
                                         six months ended         through
                                          June 30, 2001      December 31, 2000
                                         ----------------   -------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period....    $    13.15          $    30.00
                                            ----------          ----------
 Net investment income..................          0.10(b)             0.58(b)
 Net realized and unrealized loss on
  investments and futures contracts.....         (1.88)             (16.59)
                                            ----------          ----------
 Total loss from investment operations..         (1.78)             (16.01)
                                            ----------          ----------
Distribution to Shareholders from:
 Net investment income..................            --               (0.84)
                                            ----------          ----------
 Total distributions....................            --               (0.84)
                                            ----------          ----------
Net Asset Value, End of Period..........    $    11.37          $    13.15
                                            ==========          ==========
Total Return............................        (13.54)%(c)         (53.44)%(c)
Ratios/Supplemental Data:
Net assets, end of period...............    $3,829,221          $1,050,477
Ratio of expenses to average net
 assets.................................          1.78%(d)            1.59%(d)
Ratio of net investment income to
 average net assets.....................          1.57%(d)            2.99%(d)
Ratio of expenses to average net
 assets*................................          1.78%(d)            2.31%(d)
Portfolio turnover(e)...................           608%               1300%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                                            -----------------------------------
                                                               For the period
                                                For the          February 8,
                                            six months ended   2000(a) through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period.......     $  13.27          $  30.00
                                                --------          --------
 Net investment income.....................         0.08(b)           0.39(b)
 Net realized and unrealized loss on
  investments and futures contracts........        (1.95)           (16.53)
                                                --------          --------
 Total loss from investment operations.....        (1.87)           (16.14)
                                                --------          --------
Distribution to Shareholders from:
 Net investment income.....................           --             (0.59)
                                                --------          --------
 Total distributions.......................           --             (0.59)
                                                --------          --------
Net Asset Value, End of Period.............     $  11.40          $  13.27
                                                ========          ========
Total Return...............................       (14.09)%(c)       (53.86)%(c)
Ratios/Supplemental Data:
Net assets, end of period..................     $235,294          $842,520
Ratio of expenses to average net assets....         2.36%(d)          2.60%(d)
Ratio of net investment income to average
 net assets................................         1.24%(d)          2.09%(d)
Ratio of expenses to average net assets*...         2.36%(d)          3.33%(d)
Portfolio turnover(e)......................          608%             1300%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Bear ProFund                                                      June 30, 2001
(Unaudited)

 Options Purchased (13.9%)

                                                          Contracts
                                                              or
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
S&P 500 Call Option expiring July 2001 @ 1675............         25 $      313
S&P 500 Put Option expiring July 2001 @ 1675.............          6    664,995
                                                                     ----------
TOTAL OPTIONS PURCHASED
 (Cost $600,636).........................................               665,308
                                                                     ----------
 U.S. Treasury Notes (85.5%)

U.S. Treasury Note, 4.00%, 04/30/03...................... $4,107,000  4,092,240
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $4,092,285).......................................             4,092,240
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $4,692,921)(a) (99.4%)............................             4,757,548
Other assets in excess of liabilities (0.6%).............                26,868
                                                                     ----------
TOTAL NET ASSETS (100.0%)................................            $4,784,416
                                                                     ==========

-----
Percentages indicated are based on net assets of $4,784,416.
 Futures Contracts Sold

                                                                    Unrealized
                                                          Contracts    Loss
                                                          --------- ----------
S&P 500 Future Contract expiring September 2001
 (Underlying face amount at value $123,167)..............      2     $   (852)
S&P 500 Future Contract expiring September 2001
 (Underlying face amount at value $2,771,258)............      9     $(33,504)

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....... $64,964
      Unrealized depreciation.......    (337)
                                     -------
      Net unrealized appreciation... $64,627
                                     =======

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $4,692,921)..........................  $ 4,757,548
 Interest receivable..............................................       27,678
 Variation margin on futures contracts............................        5,476
 Prepaid expenses.................................................       27,764
 Deferred organization costs......................................           24
                                                                    -----------
 Total Assets.....................................................    4,818,490
Liabilities:
 Payable to custodian.............................................       16,170
 Advisory fees payable............................................        6,548
 Management servicing fees payable................................        1,310
 Administration fees payable......................................           85
 Distribution and service fees payable--Service Class.............        7,309
 Other accrued expenses...........................................        2,652
                                                                    -----------
 Total Liabilities................................................       34,074
                                                                    -----------
Net Assets........................................................  $ 4,784,416
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 6,544,591
 Accumulated undistributed net investment income..................      116,139
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (1,906,585)
 Net unrealized appreciation on investments and futures
  contracts.......................................................       30,271
                                                                    -----------
Total Net Assets..................................................  $ 4,784,416
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 4,130,244
 Shares of Beneficial Interest Outstanding........................      116,284
 Net Asset Value (offering and redemption price per share)........  $     35.52
                                                                    ===========
Service Class:
 Net Assets.......................................................  $   654,172
 Shares of Beneficial Interest Outstanding........................       18,569
 Net Asset Value (offering and redemption price per share)........  $     35.23
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest...........................................................  $  227,509
Expenses:
 Advisory fees......................................................      41,113
 Management servicing fees..........................................       8,223
 Administration fees................................................       2,045
 Distribution and service fees--Service Class.......................      16,742
 Registration and filing fees.......................................      21,889
 Custody fees.......................................................       6,417
 Transfer agent fees................................................      12,430
 Fund accounting fees...............................................       3,289
 Other fees.........................................................       3,860
                                                                      ----------
 Total expenses.....................................................     116,008
                                                                      ----------
Net Investment Income...............................................     111,501
                                                                      ----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts............   1,096,547
 Net change in unrealized appreciation on investments and futures
  contracts.........................................................      47,364
                                                                      ----------
 Net realized and unrealized gains on investments and futures
  contracts.........................................................   1,143,911
                                                                      ----------
Increase in Net Assets Resulting from
 Operations.........................................................  $1,255,412
                                                                      ==========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................   $     111,501     $     232,596
 Net realized gains/(losses) on investments
  and futures contracts.....................       1,096,547          (129,439)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and futures contracts.....................          47,364            50,193
                                               -------------     -------------
 Net increase in net assets resulting from
  operations................................       1,255,412           153,350
Distributions to Shareholders from:
 Net investment income
 Investor Class.............................              --          (220,174)
 Service Class..............................              --           (14,009)
                                               -------------     -------------
 Net decrease in net assets resulting from
  distributions.............................              --          (234,183)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................     218,861,654       381,580,176
 Service Class..............................     119,266,051        16,826,632
 Dividends reinvested
 Investor Class.............................              --           225,045
 Service Class..............................              --            14,267
 Cost of shares redeemed
 Investor Class.............................    (224,964,619)     (375,193,721)
 Service Class..............................    (118,933,847)      (17,497,700)
                                               -------------     -------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......      (5,770,761)        5,954,699
                                               -------------     -------------
 Total increase/(decrease) in net assets....      (4,515,349)        5,873,866
Net Assets:
 Beginning of period........................       9,299,765         3,425,899
                                               -------------     -------------
 End of period..............................   $   4,784,416     $   9,299,765
                                               =============     =============
Share Transactions:
 Shares issued
 Investor Class.............................       6,254,521        11,981,397
 Service Class..............................       3,447,595           546,254
 Shares reinvested
 Investor Class.............................              --             6,618
 Service Class..............................              --               447
 Shares redeemed
 Investor Class.............................      (6,409,644)      (11,793,823)
 Service Class..............................      (3,441,624)         (570,791)
                                               -------------     -------------
 Net increase/(decrease)....................        (149,152)          170,102
                                               =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                               Investor Class
                         --------------------------------------------------------------------------------------------
                                                                                                    For the period
                             For the            For the           For the           For the      December 31, 1997(a)
                         six months ended     year ended        year ended        year ended           through
                          June 30, 2001    December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------  ----------------- ----------------- ----------------- --------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....    $    32.75        $    30.18        $    39.88        $    50.00          $    50.00
                            ----------        ----------        ----------        ----------          ----------
 Net investment income..          0.44(b)           1.09(b)           1.10(b)           1.47(b)               --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          2.33              3.84(c)          (5.97)           (11.22)                 --
                            ----------        ----------        ----------        ----------          ----------
 Total income/(loss)
  from investment
  operations............          2.77              4.93             (4.87)            (9.75)                 --
                            ----------        ----------        ----------        ----------          ----------
Distribution to
 Shareholders from:
 Net investment income..            --             (2.36)            (4.83)            (0.37)                 --
 Net realized gain on
  investments and
  futures contracts.....            --                --                --                --(d)               --
                            ----------        ----------        ----------        ----------          ----------
 Total distributions....            --             (2.36)            (4.83)            (0.37)                 --
                            ----------        ----------        ----------        ----------          ----------
Net Asset Value, End of
 Period.................    $    35.52        $    32.75        $    30.18        $    39.88          $    50.00
                            ==========        ==========        ==========        ==========          ==========
Total Return............          8.46%(e)         16.41%           (12.32)%          (19.46)%                --(e)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................    $4,130,244        $8,888,800        $2,330,573        $4,166,787          $2,516,412
Ratio of expenses to
 average net assets.....          1.77%(f)          1.84%             1.40%             1.54%                 --(f)
Ratio of net investment
 income to average net
 assets.................          2.54%(f)          3.43%             2.86%             3.12%                 --(f)
Ratio of expenses to
 average net assets*....          1.77%(f)          2.19%             1.68%             3.26%             325.97%(f)
Portfolio turnover(g)...           616%             1299%             1215%               --                  --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Distribution per share was less than $0.005.
(e)  Not annualized.
(f)  Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                                Service Class
                         -------------------------------------------------------------------------------------------
                                                                                                   For the period
                             For the           For the           For the           For the      December 31, 1997(a)
                         six months ended    year ended        year ended        year ended           through
                          June 30, 2001   December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                         ---------------- ----------------- ----------------- ----------------- --------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $  32.62         $  29.86         $    39.76         $  50.00             $50.00
                             --------         --------         ----------         --------             ------
 Net investment income..         0.15(b)          0.75(b)            0.63(b)          0.87(b)              --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....         2.46             3.87(c)           (5.92)          (10.88)                --
                             --------         --------         ----------         --------             ------
 Total income/(loss)
  from investment
  operations............         2.61             4.62              (5.29)          (10.01)                --
                             --------         --------         ----------         --------             ------
Distribution to
 Shareholders from:
 Net investment income..           --            (1.86)             (4.61)           (0.23)                --
 Net realized gain on
  investments and
  futures contracts.....           --               --                 --               --(d)              --
                             --------         --------         ----------         --------             ------
 Total distributions....           --            (1.86)             (4.61)           (0.23)                --
                             --------         --------         ----------         --------             ------
Net Asset Value, End of
 Period.................     $  35.23         $  32.62         $    29.86         $  39.76             $50.00
                             ========         ========         ==========         ========             ======
Total Return............         8.00%(e)        15.54%            (13.32)%         (20.04)%               --(e)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................     $654,172         $410,965         $1,095,326         $379,670             $   10
Ratio of expenses to
 average net assets.....         2.91%(f)         2.83%              2.23%            2.49%                --(f)
Ratio of net investment
 income to average net
 assets.................         0.89%(f)         2.43%              1.69%            1.90%                --(f)
Ratio of expenses to
 average net assets*....         2.91%(f)         3.18%              2.91%            4.09%            326.97%(f)
Portfolio turnover(g)...          616%            1299%              1215%              --                 --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Distribution per share was less than $0.005.
(e)  Not annualized.
(f)  Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBear ProFund                                                 June 30, 2001
(Unaudited)

 Options Purchased (16.4%)

                                                         Contracts
                                                            or
                                                         Principal    Market
                                                          Amount       Value
                                                        ----------- -----------
S&P 500 Call Option expiring
 July 2001 @ 1675......................................         300 $     3,750
S&P 500 Put Option expiring
 July 2001 @ 1675......................................          45   4,987,463
                                                                    -----------
TOTAL OPTIONS PURCHASED
 (Cost $4,507,107).....................................               4,991,213
                                                                    -----------

 U.S. Treasury Notes (83.8%)

U.S. Treasury Note, 4.00%, 04/30/03.................... $25,664,000  25,571,770
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $25,572,045)....................................              25,571,770
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $30,079,152)(a) (100.2%)........................              30,562,983
Liabilities in excess of other
 assets (-0.2%)........................................                 (52,716)
                                                                    -----------
TOTAL NET ASSETS (100.0%)..............................             $30,510,267
                                                                    ===========

-----
Percentages indicated are based on net assets of $30,510,267.
 Futures Contracts Sold

                                                                   Unrealized
                                                         Contracts    Loss
                                                         --------- ----------
 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $61,584)............      1     $    (377)
 S&P 500 Future Contract expiring September 2001
  (Underlying face amount at value $46,803,460)........     15     $(366,525)

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $487,229
      Unrealized depreciation......    (3,398)
                                     --------
      Net unrealized appreciation..  $483,831
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $30,079,152)........................  $ 30,562,983
 Interest receivable.............................................       172,953
 Variation margin on futures contracts...........................        88,657
 Prepaid expenses................................................        33,083
 Deferred organization costs.....................................         2,354
                                                                   ------------
 Total Assets....................................................    30,860,030
Liabilities:
 Payable to custodian............................................       265,576
 Advisory fees payable...........................................        22,903
 Management servicing fees payable...............................         4,581
 Administration fees payable.....................................           286
 Distribution and service fees payable--Service Class............        55,910
 Other accrued expenses..........................................           507
                                                                   ------------
 Total Liabilities...............................................       349,763
                                                                   ------------
Net Assets.......................................................  $ 30,510,267
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 74,556,689
 Accumulated undistributed net investment income.................       489,825
 Accumulated net realized losses on investments and futures
  contracts......................................................   (44,653,176)
 Net unrealized appreciation on investments and futures
  contracts......................................................       116,929
                                                                   ------------
Total Net Assets.................................................  $ 30,510,267
                                                                   ============
Investor Class:
 Net Assets......................................................  $ 25,080,943
 Shares of Beneficial Interest Outstanding.......................       900,439
 Net Asset Value (offering and redemption price per share).......  $      27.85
                                                                   ============
Service Class:
 Net Assets......................................................  $  5,429,324
 Shares of Beneficial Interest Outstanding.......................       191,208
 Net Asset Value (offering and redemption price per share).......  $      28.39
                                                                   ============

 Statement of Operations

                                          For the six months ended June 30, 2001

Investment Income:
 Interest income...................................................  $  846,799
Expenses:
 Advisory fees.....................................................     159,531
 Management servicing fees.........................................      31,907
 Administration fees...............................................       6,429
 Distribution and service fees--Service Class......................      23,270
 Registration and filing fees......................................      28,472
 Custody fees......................................................      12,465
 Transfer agent fees...............................................      72,917
 Fund accounting fees..............................................      10,424
 Other fees........................................................      13,474
                                                                     ----------
 Total expenses....................................................     358,889
                                                                     ----------
Net Investment Income..............................................     487,910
                                                                     ----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized gains on investments and futures contracts...........   1,283,303
 Net change in unrealized appreciation on investments and futures
  contracts........................................................    (594,317)
                                                                     ----------
 Net realized and unrealized gains on investments and futures
  contracts........................................................     688,986
                                                                     ----------
Increase in Net Assets Resulting from Operations...................  $1,176,896
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................   $     487,910     $   1,333,097
 Net realized gains/(losses) on investments
  and futures contracts.....................       1,283,303        (5,250,127)
 Net change in unrealized appreciation on
  investments and futures contracts.........        (594,317)        2,926,434
                                               -------------     -------------
 Net increase/(decrease) in net assets
  resulting from operations.................       1,176,896          (990,596)
Distributions to Shareholders from:
 Net investment income
 Investor Class.............................              --        (1,225,795)
 Service Class..............................              --          (109,647)
                                               -------------     -------------
 Net decrease in net assets resulting from
  distributions.............................              --        (1,335,442)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................     491,228,275       772,666,670
 Service Class..............................      54,367,228       315,673,418
 Dividends reinvested
 Investor Class.............................              --         1,082,627
 Service Class..............................              --            70,258
 Cost of shares redeemed
 Investor Class.............................    (496,864,051)     (775,877,545)
 Service Class..............................     (56,276,779)     (311,233,997)
                                               -------------     -------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......      (7,545,327)        2,381,431
                                               -------------     -------------
 Total increase/(decrease) in net assets....      (6,368,431)           55,393
Net Assets:
 Beginning of period........................      36,878,698        36,823,305
                                               -------------     -------------
 End of period..............................   $  30,510,267     $  36,878,698
                                               =============     =============
Share Transactions:
 Shares issued
 Investor Class.............................      17,971,078        34,773,064
 Service Class..............................       2,000,215        14,005,721
 Shares reinvested
 Investor Class.............................              --            44,521
 Service Class..............................              --             2,824
 Shares redeemed
 Investor Class.............................     (18,286,222)      (35,129,051)
 Service Class..............................      (2,071,502)      (13,945,503)
                                               -------------     -------------
 Net decrease...............................        (386,431)         (248,424)
                                               =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                               Investor Class
                         ---------------------------------------------------------------------------------------------
                                                                                                     For the period
                             For the             For the           For the           For the      December 23, 1997(a)
                         six months ended      year ended        year ended        year ended           through
                          June 30, 2001     December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------   ----------------- ----------------- ----------------- --------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     24.84         $     21.31       $     31.88       $     51.80         $   50.00
                           -----------         -----------       -----------       -----------         ---------
 Net investment income..          0.32(b)             0.75(b)           0.84              1.16(b)       6,082.50(c)
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          2.69                3.94(c)         (10.55)           (21.04)        (6,080.70)(c)
                           -----------         -----------       -----------       -----------         ---------
 Total income/(loss)
  from investment
  operations............          3.01                4.69             (9.71)           (19.88)             1.80
                           -----------         -----------       -----------       -----------         ---------
Distribution to
 Shareholders from:
 Net investment income..            --               (1.16)            (0.86)            (0.04)               --
                           -----------         -----------       -----------       -----------         ---------
 Total distributions....            --               (1.16)            (0.86)            (0.04)               --
                           -----------         -----------       -----------       -----------         ---------
Net Asset Value, End of
 Period.................   $     27.85         $     24.84       $     21.31       $     31.88         $   51.80
                           ===========         ===========       ===========       ===========         =========
Total Return............         12.12%(d)           22.15%           (30.54)%          (38.34)%            3.60%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $25,080,943         $30,196,323       $32,534,046       $27,939,876         $      21
Ratio of expenses to
 average net assets.....          1.57%(e)            1.56%             1.41%             1.57%             1.33%(e)
Ratio of net investment
 income to average net
 assets.................          2.40%(e)            3.38%             2.20%             2.73%             2.97%(e)
Ratio of expenses to
 average net assets*....          1.57%(e)            1.56%             1.43%             1.78%            32.39%(e)
Portfolio turnover(f)...           567%               1300%             1137%               --                --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                                Service Class
                         --------------------------------------------------------------------------------------------
                                                                                                    For the period
                             For the            For the           For the           For the      December 23, 1997(a)
                         six months ended     year ended        year ended        year ended           through
                          June 30, 2001    December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                         ----------------  ----------------- ----------------- ----------------- --------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....    $    25.46        $    21.51        $    31.83        $    51.75            $50.00
                            ----------        ----------        ----------        ----------            ------
 Net investment income..          0.19(b)           0.54(b)           0.54              0.75(b)             --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          2.74              4.03(c)         (10.45)           (20.67)             1.75
                            ----------        ----------        ----------        ----------            ------
 Total income/(loss)
  from investment
  operations............          2.93              4.57             (9.91)           (19.92)             1.75
                            ----------        ----------        ----------        ----------            ------
Distribution to
 Shareholders from:
 Net investment income..            --             (0.62)            (0.41)               --                --
                            ----------        ----------        ----------        ----------            ------
 Total distributions....            --             (0.62)            (0.41)               --                --
                            ----------        ----------        ----------        ----------            ------
Net Asset Value, End of
 Period.................    $    28.39        $    25.46        $    21.51        $    31.83            $51.75
                            ==========        ==========        ==========        ==========            ======
Total Return............         11.51%(d)         21.33%           (31.20)%          (38.45)%            3.50%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................    $5,429,324        $6,682,375        $4,289,259        $3,012,328            $   10
Ratio of expenses to
 average net assets.....          2.66%(e)          2.57%             2.41%             2.45%             1.33%(e)
Ratio of net investment
 income to average net
 assets.................          1.42%(e)          2.41%             1.21%             1.74%               --(e)
Ratio of expenses to
 average net assets*....          2.66%(e)          2.57%             2.42%             2.74%            33.39%(e)
Portfolio turnover(f)...           567%             1300%             1137%               --                --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraShort OTC ProFund                                            June 30, 2001
(Unaudited)

 Options Purchased (7.9%)
                                                         Contracts
                                                            or
                                                         Principal    Market
                                                          Amount       Value
                                                        ----------- -----------
 NASDAQ Call Option expiring
  July 2001 @ 4200.....................................         150 $       450
 NASDAQ Put Option expiring
  August 2001 @ 3600...................................          20   3,507,480
                                                                    -----------
 TOTAL OPTIONS PURCHASED
  (Cost $3,301,855)....................................               3,507,930
                                                                    -----------
 U.S. Treasury Notes (101.1%)
 U.S. Treasury Note, 4.00%, 04/30/03................... $44,787,000  44,626,047
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $44,626,527)...................................              44,626,047
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $47,928,382)(a) (109.0%).......................              48,133,977
 Liabilities in excess of other
  assets (-9.0%).......................................              (3,979,475)
                                                                    -----------
 TOTAL NET ASSETS (100.0%).............................             $44,154,502
                                                                    ===========

-----
Percentages indicated are based on net assets of $44,154,502.

 Futures Contracts Sold
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 NASDAQ Future Contract expiring September 2001
  (Underlying face amount at value $3,323,268)...........     18     $  3,014

-----
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $207,350
      Unrealized depreciation......    (1,755)
                                     --------
      Net unrealized appreciation..  $205,595
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $47,928,382).......................  $  48,133,977
 Cash...........................................................         24,755
 Interest receivable............................................        301,825
 Variation margin on futures contracts..........................         22,568
 Prepaid expenses...............................................         68,214
                                                                  -------------
 Total Assets...................................................     48,551,339
Liabilities:
 Unrealized depreciation on swap contracts......................      4,311,983
 Advisory fees payable..........................................         40,252
 Management servicing fees payable..............................          8,050
 Administration fees payable....................................            508
 Distribution and service fees payable--Service Class...........         22,000
 Other accrued expenses.........................................         14,044
                                                                  -------------
 Total Liabilities..............................................      4,396,837
                                                                  -------------
Net Assets......................................................  $  44,154,502
                                                                  =============
Net Assets consist of:
 Capital........................................................  $ 192,784,645
 Accumulated undistributed net investment income................        927,435
 Accumulated net realized losses on investments, futures
  contracts and swap contracts..................................   (145,454,204)
 Net unrealized depreciation on investments, futures contracts
  and swap contracts............................................     (4,103,374)
                                                                  -------------
Total Net Assets................................................  $  44,154,502
                                                                  =============
Investor Class:
 Net Assets.....................................................  $  42,084,734
 Shares of Beneficial Interest Outstanding......................      1,037,587
 Net Asset Value (offering and redemption price per share)......  $       40.56
                                                                  =============
Service Class:
 Net Assets.....................................................  $   2,069,768
 Shares of Beneficial Interest Outstanding......................         49,325
 Net Asset Value (offering and redemption price per share)......  $       41.96
                                                                  =============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $ 1,383,627
Expenses:
 Advisory fees....................................................      207,398
 Management servicing fees........................................       41,480
 Administration fees..............................................       10,659
 Distribution and service fees--Service Class.....................       16,576
 Registration and filing fees.....................................       47,076
 Custody fees.....................................................       16,773
 Transfer agent fees..............................................      109,893
 Fund accounting fees.............................................       17,261
 Other fees.......................................................        5,209
                                                                    -----------
 Total expenses...................................................      472,325
                                                                    -----------
Net Investment Income.............................................      911,302
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts.......................................................     (440,485)
 Net change in unrealized depreciation on investments, futures
  contracts and swap contracts....................................   (8,748,231)
                                                                    -----------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts....................................   (9,188,716)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(8,277,414)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                              six months ended    year ended
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................   $     911,302    $     1,829,899
 Net realized losses on investments, futures
  contracts and swap contracts..............        (440,485)       (23,606,872)
 Net change in unrealized
  appreciation/(depreciation) on
  investments, futures contracts and swap
  contracts.................................      (8,748,231)        13,591,569
                                               -------------    ---------------
 Net decrease in net assets resulting from
  operations................................      (8,277,414)        (8,185,404)
Distributions to Shareholders from:
 Net investment income
 Investor Class.............................              --         (1,822,951)
 Service Class..............................              --             (6,948)
 In excess of net investment income
 Investor Class.............................              --           (295,632)
 Service Class..............................              --             (1,127)
                                               -------------    ---------------
 Net decrease in net assets resulting from
  distributions.............................              --         (2,126,658)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................     619,427,565      1,744,276,741
 Service Class..............................      52,859,145        106,158,003
 Dividends reinvested
 Investor Class.............................              --          1,907,047
 Service Class..............................              --              7,507
 Cost of shares redeemed
 Investor Class.............................    (616,360,545)    (1,722,611,205)
 Service Class..............................     (53,938,956)      (108,245,684)
                                               -------------    ---------------
 Net increase in net assets resulting from
  capital transactions......................       1,987,209         21,492,409
                                               -------------    ---------------
 Total increase/(decrease) in net assets....      (6,290,205)        11,180,347
Net Assets:
 Beginning of period........................      50,444,707         39,264,360
                                               -------------    ---------------
 End of period..............................   $  44,154,502    $    50,444,707
                                               =============    ===============
Share Transactions:
 Shares issued
 Investor Class.............................      13,990,786         52,692,450
 Service Class..............................       1,183,300          3,383,412
 Shares reinvested
 Investor Class.............................              --             45,862
 Service Class..............................              --                173
 Shares redeemed
 Investor Class.............................     (14,028,129)       (52,495,424)
 Service Class..............................      (1,163,055)        (3,376,281)
                                               -------------    ---------------
 Net increase/(decrease)....................         (17,098)           250,192
                                               =============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund


 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                         -------------------------------------------------------------------------
                                                                                  For the period
                             For the              For the           For the       June 2, 1998(a)
                         six months ended       year ended        year ended          through
                          June 30, 2001      December 31, 2000 December 31, 1999 December 31, 1998
                         ----------------    ----------------- ----------------- -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....   $     45.64          $     45.98       $    243.60       $    750.00
                           -----------          -----------       -----------       -----------
 Net investment income..          0.75(b)              0.89(b)           1.82              3.90(b)
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........         (5.83)                0.86(c)        (197.61)          (510.30)
                           -----------          -----------       -----------       -----------
 Total income/(loss)
  from investment
  operations............         (5.08)                1.75           (195.79)          (506.40)
                           -----------          -----------       -----------       -----------
Distribution to
 Shareholders from:
 Net investment income..            --                (1.80)            (1.83)               --(d)
 In excess of net
  investment income.....            --                (0.29)               --                --
                           -----------          -----------       -----------       -----------
 Total distributions....            --                (2.09)            (1.83)               --
                           -----------          -----------       -----------       -----------
Net Asset Value, End of
 Period.................   $     40.56          $     45.64       $     45.98       $    243.60
                           ===========          ===========       ===========       ===========
Total Return............        (11.15)%(e)            4.25%           (80.36)%          (67.48)%(e)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................   $42,084,734          $49,063,476       $38,254,638       $19,465,372
Ratio of expenses to
 average net assets.....          1.63%(f)             1.48%             1.44%             1.83%(f)
Ratio of net investment
 income to average net
 assets.................          3.45%(f)             2.73%             2.18%             1.55%(f)
Ratio of expenses to
 average net assets*....          1.63%(f)             1.48%             1.45%             1.98%(f)
Portfolio turnover(g)...           496%                1300%             1185%               --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Distribution per share was less than $0.005.
(e) Not annualized.
(f) Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                     Service Class
                         ------------------------------------------------------------------------
                                                                                 For the period
                             For the             For the           For the       June 2, 1998(a)
                         six months ended      year ended        year ended          through
                          June 30, 2001     December 31, 2000 December 31, 1999 December 31, 1998
                         ----------------   ----------------- ----------------- -----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....    $    47.50         $    46.37        $   243.60         $ 750.00
                            ----------         ----------        ----------         --------
 Net investment income..          0.22(b)            0.52(b)           1.11             1.50(b)
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........         (5.76)              1.03(c)        (197.45)         (507.90)
                            ----------         ----------        ----------         --------
 Total income/(loss)
  from investment
  operations............         (5.54)              1.55           (196.34)         (506.40)
                            ----------         ----------        ----------         --------
Distribution to
 Shareholders from:
 Net investment income..            --              (0.36)            (0.89)              --
 In excess of net
  investment income.....            --              (0.06)               --               --
                            ----------         ----------        ----------         --------
 Total distributions....            --              (0.42)            (0.89)              --
                            ----------         ----------        ----------         --------
Net Asset Value, End of
 Period.................    $    41.96         $    47.50        $    46.37         $ 243.60
                            ==========         ==========        ==========         ========
Total Return............        (11.68)%(d)          3.42%           (80.62)%         (67.50)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................    $2,069,768         $1,381,231        $1,009,722         $855,392
Ratio of expenses to
 average net assets.....          3.01%(e)           2.42%             2.45%            2.92%(e)
Ratio of net investment
 income to average net
 assets.................          0.99%(e)           1.57%             1.21%            0.54%(e)
Ratio of expenses to
 average net assets*....          3.01%(e)           2.42%             2.46%            3.06%(e)
Portfolio turnover(f)...           496%              1300%             1185%              --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Biotechnology UltraSector ProFund                                 June 30, 2001
(Unaudited)

 Common Stocks (74.3%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 Abgenix, Inc.*..............................................  1,680 $   75,600
 Advanced Tissue Sciences, Inc.*.............................  1,064      5,320
 Affymetrix, Inc.*...........................................  1,064     23,461
 Albany Molecular Research, Inc.*............................    448     17,028
 Alexion Pharmaceuticals, Inc.*..............................    336      8,064
 Alkermes, Inc.*.............................................  1,232     43,243
 Alliance Pharmaceutical Corp.*..............................  1,064      2,394
 Amgen, Inc.*................................................ 22,960  1,393,214
 Applera Corp.--Applied Biosystems Group.....................  4,648    124,334
 Applera Corp.--Celera Genomics Group*.......................  1,288     51,082
 Aurora Biosciences Corp.*...................................    504     15,624
 Aviron*.....................................................    672     38,304
 Bio-Technology General Corp.*...............................  1,288     16,873
 Biogen, Inc.*...............................................  3,248    176,561
 Caliper Technologies Corp.*.................................    504     10,609
 Celgene Corp.*..............................................  1,680     48,468
 Cell Genesys, Inc.*.........................................    728     14,924
 Cell Therapeutics, Inc.*....................................    616     17,026
 Chiron Corp.*...............................................  2,408    122,808
 COR Therapeutics, Inc.*.....................................  1,232     37,576
 Covance, Inc.*..............................................  1,176     26,636
 Cubist Pharmaceuticals, Inc.*...............................    616     23,408
 CuraGen Corp.*..............................................    840     30,576
 CV Therapeutics, Inc.*......................................    336     19,152
 CYTOGEN Corp.*..............................................  1,624      8,770
 Delta & Pine Land Co........................................    840     16,506
 EntreMed, Inc.*.............................................    392      6,272
 Enzo Biochem, Inc.*.........................................    504     17,287
 Enzon, Inc.*................................................    896     56,000
 Gene Logic, Inc.*...........................................    560     12,208
 Genentech, Inc.*............................................  4,816    265,362
 Genome Therapeutics Corp.*..................................    504      7,479
 Genzyme Corp.--General Division*............................  3,864    235,704
 Genzyme Transgenics Corp.*..................................    448      4,453
 Geron Corp.*................................................    448      6,272
 Gilead Sciences, Inc.*......................................  2,072    120,570
 Guilford Pharmaceuticals, Inc.*.............................    560     19,040
 Human Genome Sciences, Inc.*................................  2,464    148,456
 Hyseq, Inc.*................................................    280      3,220
 ICOS Corp.*.................................................  1,064     68,096
 IDEC Pharmaceuticals Corp.*.................................  3,304    223,648
 IDEXX Laboratories, Inc.*...................................    728     22,750
 ImClone Systems, Inc.*......................................  1,456     76,877
 Immunex Corp.*..............................................  6,944    123,256
 Immunomedics, Inc.*.........................................    840     17,976
 Incyte Genomics, Inc.*......................................  1,456     35,701
 Invitrogen Corp.*...........................................  1,064     76,395
 Laboratory Corp. of America Holdings*.......................  1,064     81,822
 Lexicon Genetics, Inc.*.....................................    560      7,000
 Ligand Pharmaceuticals, Inc.--Class B*......................  1,176     13,289
 Maxygen, Inc.*..............................................    616     11,950
 Medarex, Inc.*..............................................  1,456     34,216
 MedImmune, Inc.*............................................  4,424    208,813
 Millennium Pharmaceuticals, Inc.*...........................  4,368    155,413
 Molecular Devices Corp.*....................................    392      7,860
 Monsanto Co. ...............................................    840     31,080
 Myriad Genetics, Inc.*......................................    504     31,913
 Nabi*.......................................................    840      6,670
 Northfield Laboratories, Inc.*..............................    280      4,589

 Common Stocks, continued
                                                                        Market
                                                             Shares     Value
                                                           ---------- ----------

 Organogenesis, Inc.*....................................         784 $    5,802
 OSI Pharmaceuticals, Inc.*..............................         784     41,231
 PAREXEL International Corp.*............................         560     10,920
 Pharmaceutical Product Development, Inc.*...............       1,008     30,754
 Pharmacopeia, Inc.*.....................................         448     10,752
 Pharmacyclics, Inc.*....................................         336     11,390
 Protein Design Labs, Inc.*..............................         952     82,596
 Quest Diagnostics, Inc.*................................       1,456    108,982
 Quintiles Transnational Corp.*..........................       2,464     62,216
 Regeneron Pharmaceuticals, Inc.*........................         672     23,285
 Scios, Inc.*............................................         896     22,409
 SICOR, Inc.*............................................       1,400     32,340
 Theragenics Corp.*......................................         672      7,506
 Transkaryotic Therapies, Inc.*..........................         392     11,544
 Trimeris, Inc.*.........................................         392     19,627
 United Therapeutics Corp.*..............................         392      5,233
 Vertex Pharmaceuticals, Inc.*...........................       1,344     66,528
 ViroPharma, Inc.*.......................................         392     13,328
 Xoma Ltd.*..............................................       1,456     24,839
                                                                      ----------
 TOTAL COMMON STOCKS
  (Cost $4,473,243)......................................              5,100,480
                                                                      ----------
 U.S. Treasury Notes (25.0%)
                                                           Principal
                                                             Amount
                                                           ----------
 U.S. Treasury Note, 4.00%, 04/30/03.....................  $1,723,000  1,716,808
                                                                      ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $1,716,826)......................................              1,716,808
                                                                      ----------
 TOTAL INVESTMENTS
  (Cost $6,190,069)(a) (99.3%)...........................              6,817,288
 Other assets in excess of liabilities (0.7%)............                 48,047
                                                                      ----------
 TOTAL NET ASSETS (100.0%)...............................             $6,865,335
                                                                      ==========

-----
Percentages indicated are based on net assets of $6,865,335.
*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $674,131
      Unrealized depreciation......   (46,912)
                                     --------
      Net unrealized appreciation..  $627,219
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $6,190,069).........................  $  6,817,288
 Cash............................................................           802
 Dividends and interest receivable...............................        11,925
 Prepaid expenses................................................        44,592
                                                                   ------------
 Total Assets....................................................     6,874,607
Liabilities:
 Unrealized depreciation on swap contracts.......................         2,111
 Advisory fees payable...........................................         5,205
 Administration fees payable.....................................            79
 Distribution and service fees payable--Service Class............         1,877
                                                                   ------------
 Total Liabilities...............................................         9,272
                                                                   ------------
Net Assets.......................................................  $  6,865,335
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 17,012,383
 Accumulated net investment loss.................................       (97,780)
 Accumulated net realized losses on investments and swap
  contracts......................................................   (10,674,376)
 Net unrealized appreciation on investments and swap contracts...       625,108
                                                                   ------------
Total Net Assets.................................................  $  6,865,335
                                                                   ============
Investor Class:
 Net Assets......................................................  $  6,267,286
 Shares of Beneficial Interest Outstanding.......................       505,575
 Net Asset Value (offering and redemption price per share).......  $      12.40
                                                                   ============
Service Class:
 Net Assets......................................................  $    598,049
 Shares of Beneficial Interest Outstanding.......................        48,617
 Net Asset Value (offering and redemption price per share).......  $      12.30
                                                                   ============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    33,006
 Dividends........................................................          508
                                                                    -----------
 Total Income.....................................................       33,514
Expenses:
 Advisory fees....................................................       18,231
 Management servicing fees........................................        3,646
 Administration fees..............................................          990
 Distribution and service fees--Service Class.....................        2,063
 Registration and filing fees.....................................       13,689
 Custody fees.....................................................        4,363
 Transfer agent fees..............................................        3,314
 Fund accounting fees.............................................        2,151
 Other fees.......................................................        2,912
                                                                    -----------
 Total expenses before waivers....................................       51,359
 Less expenses waived.............................................       (2,125)
                                                                    -----------
 Net expenses.....................................................       49,234
                                                                    -----------
Net Investment Loss...............................................      (15,720)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (3,948,910)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      882,707
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (3,066,203)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(3,081,923)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................    $    (15,720)    $    (20,525)
 Net realized losses on investments and swap
  contracts.................................      (3,948,910)      (6,929,317)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................         882,707         (257,599)
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (3,081,923)      (7,207,441)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      65,249,052       84,881,114
 Service Class..............................       4,773,872       42,465,743
 Cost of shares redeemed
 Investor Class.............................     (60,420,958)     (75,000,084)
 Service Class..............................      (4,883,711)     (39,910,329)
                                                ------------     ------------
 Net increase in net assets resulting from
  capital transactions......................       4,718,255       12,436,444
                                                ------------     ------------
 Total increase in net assets...............       1,636,332        5,229,003
Net Assets:
 Beginning of period........................       5,229,003               --
                                                ------------     ------------
 End of period..............................    $  6,865,335     $  5,229,003
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       5,344,569        4,044,803
 Service Class..............................         374,745        2,029,999
 Shares redeemed
 Investor Class.............................      (5,091,231)      (3,792,566)
 Service Class..............................        (388,453)      (1,967,674)
                                                ------------     ------------
 Net increase...............................         239,630          314,562
                                                ============     ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                                           ------------------------------------
                                                               For the period
                                               For the        June 20, 2000(a)
                                           six months ended        through
                                            June 30, 2001     December 31, 2000
                                           ----------------   -----------------
                                             (Unaudited)
Net Asset Value, Beginning of Period.....     $    16.64         $    20.00
                                              ----------         ----------
 Net investment loss.....................          (0.04)(b)          (0.02)(b)
 Net realized and unrealized loss on
  investments and swap contracts.........          (4.20)             (3.34)
                                              ----------         ----------
 Total loss from investment operations...          (4.24)             (3.36)
                                              ----------         ----------
Net Asset Value, End of Period...........     $    12.40         $    16.64
                                              ==========         ==========
Total Return.............................         (25.48)%(c)        (16.80)%(c)
Ratios/Supplemental Data:
Net assets, end of period................     $6,267,286         $4,197,874
Ratio of expenses to average net assets..           1.95%(d)           1.94%(d)
Ratio of net investment loss to average
 net assets..............................          (0.58)%(d)         (0.20)%(d)
Ratio of expenses to average net
 assets*.................................           2.04%(d)           2.34%(d)
Portfolio turnover(e)....................            976%              1554%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                                            -----------------------------------
                                                               For the period
                                                For the       June 20, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......      $  16.54         $    20.00
                                                --------         ----------
 Net investment loss......................         (0.09)(b)          (0.14)(b)
 Net realized and unrealized loss on
  investments and swap contracts..........         (4.15)             (3.32)
                                                --------         ----------
 Total loss from investment operations....         (4.24)             (3.46)
                                                --------         ----------
Net Asset Value, End of Period............      $  12.30         $    16.54
                                                ========         ==========
Total Return..............................        (25.63)%(c)        (17.30)%(c)
Ratios/Supplemental Data:
Net assets, end of period.................      $598,049         $1,031,129
Ratio of expenses to average net assets...          2.89%(d)           2.64%(d)
Ratio of net investment loss to average
 net assets...............................         (1.42)%(d)         (1.34)%(d)
Ratio of expenses to average net assets*..          2.97%(d)           3.04%(d)
Portfolio turnover(e).....................           976%              1554%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Energy UltraSector ProFund                                        June 30, 2001
(Unaudited)

 Common Stocks (64.8%)
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------

 Amerada Hess Corp. ......................................       560 $   45,248
 Anadarko Petroleum Corp. ................................     1,791     96,768
 Apache Corp. ............................................       896     45,472
 Arch Coal, Inc. .........................................       280      7,244
 Ashland, Inc. ...........................................       448     17,965
 Atwood Oceanics, Inc.*...................................       112      3,931
 Baker Hughes, Inc. ......................................     2,408     80,668
 Barrett Resources Corp.*.................................       224     13,216
 BJ Services Co.*.........................................     1,176     33,375
 Burlington Resources, Inc. ..............................     1,512     60,404
 Cabot Oil & Gas Corp. ...................................       224      5,466
 Chesapeake Energy Corp.*.................................     1,064      7,235
 Chevron Corp. ...........................................     4,592    415,577
 Conoco, Inc.--Class A....................................     1,344     37,901
 Conoco, Inc.--Class B....................................     3,136     90,630
 Cooper Cameron Corp.* ...................................       392     21,874
 Core Laboratories N.V.*..................................       224      4,200
 Devon Energy Corp. ......................................       841     44,153
 Diamond Offshore Drilling, Inc. .........................       448     14,806
 El Paso Corp. ...........................................     3,637    191,088
 Energen Corp. ...........................................       224      6,182
 Ensco International, Inc. ...............................     1,008     23,587
 EOG Resources, Inc. .....................................       728     25,880
 Evergreen Resources, Inc.* ..............................       112      4,256
 Exxon Mobil Corp. .......................................    19,208  1,677,820
 Forest Oil Corp.*........................................       224      6,272
 Global Industries Ltd.*..................................       448      5,587
 Global Marine, Inc.*.....................................     1,232     22,952
 Grant Prideco, Inc.*.....................................       784     13,712
 Grey Wolf, Inc.*.........................................     1,288      5,152
 Halliburton Co. .........................................     3,080    109,648
 Hanover Compressor Co.* .................................       336     11,118
 Helmerich & Payne, Inc. .................................       392     12,081
 Input/Output, Inc.*......................................       336      4,267
 Kerr-McGee Corp. ........................................       672     44,533
 Key Energy Group*........................................       728      7,892
 Kinder Morgan, Inc. .....................................       672     33,768
 Lone Star Technologies, Inc.*............................       168      6,082
 Louis Dreyfus Natural Gas Corp.*.........................       168      5,855
 Marine Drilling Co., Inc.*...............................       392      7,491
 Massey Energy Co. .......................................       504      9,959
 Maverick Tube Corp.*.....................................       224      3,797
 McDermott International, Inc.*...........................       448      5,219
 Meridian Resource Corp.*.................................       280      2,008
 Mitchell Energy & Development Corp.-- Class A............       168      7,770
 Murphy Oil Corp. ........................................       280     20,608
 Nabors Industries, Inc.*.................................     1,064     39,581
 National-OilWell, Inc.*..................................       560     15,009
 Newfield Exploration Co.*................................       336     10,772
 Newpark Resources, Inc.*.................................       504      5,594
 Noble Affiliates, Inc. ..................................       392     13,857
 Noble Drilling Corp.*....................................       952     31,178
 Occidental Petroleum Corp. ..............................     2,632     69,985
 Ocean Energy, Inc. ......................................     1,232     21,498
 Oceaneering International, Inc.* ........................       168      3,486
 Offshore Logistics, Inc.*................................       168      3,192
 Parker Drilling Co.*.....................................       672      4,368
 Patterson-UTI Energy, Inc.*..............................       560     10,007

 Common Stocks, continued
                                                                       Market
                                                            Shares     Value
                                                          ---------- ----------

 Pennzoil-Quaker State Co. ..............................        560 $    6,272
 Phillips Petroleum Co. .................................      1,568     89,376
 Pioneer Natural Resources Co.*..........................        672     11,458
 Pogo Producing Co. .....................................        392      9,408
 Pride International, Inc.*..............................        504      9,576
 Rowan Cos., Inc.*.......................................        672     14,851
 Santa Fe International..................................        504     14,616
 Schlumberger Ltd. ......................................      4,088    215,233
 SEACOR SMIT, Inc.*......................................        112      5,235
 Seitel, Inc.*...........................................        168      2,201
 Smith International, Inc.*..............................        336     20,126
 Stone Energy Corp.*.....................................        165      7,310
 Sunoco, Inc. ...........................................        616     22,564
 Superior Energy Services, Inc.*.........................        336      2,654
 Tesoro Petroleum Corp.*.................................        224      2,822
 Texaco, Inc. ...........................................      3,920    261,072
 Tidewater, Inc. ........................................        392     14,778
 Tom Brown, Inc.*........................................        224      5,376
 Tosco Corp. ............................................      1,120     49,336
 Transocean Sedco Forex, Inc. ...........................      2,296     94,710
 Trico Marine Services, Inc.*............................        280      2,979
 Triton Energy Ltd.* ....................................        280      9,170
 Ultramar Diamond Shamrock Corp. ........................        504     23,814
 Unocal Corp. ...........................................      1,736     59,284
 USX-Marathon Group, Inc. ...............................      2,184     64,450
 Valero Energy Corp. ....................................        448     16,477
 Varco International, Inc.*..............................        672     12,506
 Veritas DGC, Inc.*......................................        224      6,216
 Vintage Petroleum, Inc. ................................        392      7,330
 Weatherford International, Inc.*........................        784     37,632
 Western Gas Resources, Inc. ............................        168      5,477
 Williams Cos., Inc. ....................................      3,472    114,402
 XTO Energy, Inc. .......................................        728     10,447
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $4,932,007)......................................             4,778,402
                                                                     ----------
 U.S. Treasury Notes (27.0%)
                                                          Principal
                                                            Amount
                                                          ----------
 U.S. Treasury Note, 4.00%, 04/30/03..................... $2,004,000  1,996,798
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $1,996,820)......................................             1,996,798
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $6,928,827)(a) (91.8%)...........................             6,775,200
 Other assets in excess of liabilities (8.2%)............               607,540
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $7,382,740
                                                                     ==========

-----
Percentages indicated are based on net assets of $7,382,740.

*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 129,299
      Unrealized depreciation....  (282,926)
                                  ---------
      Net unrealized
       depreciation.............. $(153,627)
                                  =========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $6,928,827)..........................  $ 6,775,200
 Cash.............................................................          159
 Dividends and interest receivable................................       21,068
 Receivable for investments sold..................................      771,229
 Prepaid expenses.................................................       28,516
                                                                    -----------
 Total Assets.....................................................    7,596,172
Liabilities:
 Unrealized depreciation on swap contracts........................      201,910
 Advisory fees payable............................................        8,271
 Management servicing fees payable................................        1,220
 Administration fees payable......................................          114
 Distribution and service fees payable--Service Class.............        1,917
                                                                    -----------
 Total Liabilities................................................      213,432
                                                                    -----------
Net Assets........................................................  $ 7,382,740
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $11,590,204
 Accumulated undistributed net investment income..................       23,634
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (3,875,561)
 Net unrealized depreciation on investments and swap contracts....     (355,537)
                                                                    -----------
Total Net Assets..................................................  $ 7,382,740
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 6,939,131
 Shares of Beneficial Interest Outstanding........................      380,276
 Net Asset Value (offering and redemption price per share)........  $     18.25
                                                                    ===========
Service Class:
 Net Assets.......................................................  $   443,609
 Shares of Beneficial Interest Outstanding........................       24,583
 Net Asset Value (offering and redemption price per share)........  $     18.05
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends........................................................  $    66,201
 Interest.........................................................       48,985
                                                                    -----------
 Total Income.....................................................      115,186
Expenses:
 Advisory fees....................................................       31,368
 Management servicing fees........................................        6,274
 Administration fees..............................................        1,542
 Distribution and service fees--Service Class.....................        4,082
 Registration and filing fees.....................................       11,199
 Custody fees.....................................................        6,284
 Transfer agent fees..............................................       17,458
 Fund accounting fees.............................................        3,160
 Other fees.......................................................        4,466
                                                                    -----------
 Total expenses before waivers....................................       85,833
 Less expenses waived.............................................         (434)
                                                                    -----------
 Net expenses.....................................................       85,399
                                                                    -----------
Net Investment Income.............................................       29,787
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts............   (2,433,402)
 Net change in unrealized depreciation on investments and swap
  contracts.......................................................     (370,185)
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (2,803,587)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(2,773,800)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................    $    29,787      $     21,395
 Net realized losses on investments and swap
  contracts.................................     (2,433,402)       (1,503,500)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................       (370,185)           14,648
                                                -----------      ------------
 Net decrease in net assets resulting from
  operations................................     (2,773,800)       (1,467,457)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................     64,896,294        68,207,030
 Service Class..............................      4,463,615        19,339,526
 Cost of shares redeemed
 Investor Class.............................    (63,163,852)      (59,254,524)
 Service Class..............................     (4,738,047)      (18,126,045)
                                                -----------      ------------
 Net increase in net assets resulting from
  capital transactions......................      1,458,010        10,165,987
                                                -----------      ------------
 Total increase/(decrease) in net assets....     (1,315,790)        8,698,530
Net Assets:
 Beginning of period........................      8,698,530                --
                                                -----------      ------------
 End of period..............................    $ 7,382,740      $  8,698,530
                                                ===========      ============
Share Transactions:
 Shares issued
 Investor Class.............................      3,139,598         3,336,387
 Service Class..............................        221,874           950,177
 Shares redeeemed
 Investor Class.............................     (3,126,265)       (2,969,444)
 Service Class..............................       (248,387)         (899,081)
                                                -----------      ------------
 Net increase/(decrease)....................        (13,180)          418,039
                                                ===========      ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                      Investor Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......     $    20.82         $    20.00
                                               ----------         ----------
 Net investment income....................           0.09(b)            0.24(b)
 Net realized and unrealized gain/(loss)
  on investments and swap contracts.......          (2.66)              0.58(c)
                                               ----------         ----------
 Total income/(loss) from investment
  operations..............................          (2.57)              0.82
                                               ----------         ----------
Net Asset Value, End of Period............     $    18.25         $    20.82
                                               ==========         ==========
Total Return..............................         (12.34)%(d)          4.10%(d)
Ratios/Supplemental Data:
Net assets, end of period.................     $6,939,131         $7,639,976
Ratio of expenses to average net assets...           1.95%(e)           1.59%(e)
Ratio of net investment income to average
 net assets...............................           0.86%(e)           2.24%(e)
Ratio of expenses to average net assets*..           1.96%(e)           2.83%(e)
Portfolio turnover(f).....................            695%              2784%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund


 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                                            -----------------------------------
                                                               For the period
                                                For the       June 20, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......      $  20.72         $    20.00
                                                --------         ----------
 Net investment loss......................         (0.07)(b)          (0.11)(b)
 Net realized and unrealized gain/(loss)
  on investments and swap contracts.......         (2.60)              0.83(c)
                                                --------         ----------
 Total income/(loss) from investment
  operations..............................         (2.67)              0.72
                                                --------         ----------
Net Asset Value, End of Period............      $  18.05         $    20.72
                                                ========         ==========
Total Return..............................        (12.89)%(d)          3.60%(d)
Ratios/Supplemental Data:
Net assets, end of period.................      $443,609         $1,058,554
Ratio of expenses to average net assets...          2.90%(e)           2.91%(e)
Ratio of net investment loss to average
 net assets...............................         (0.69)%(e)         (1.03)%(e)
Ratio of expenses to average net assets*..          2.90%(e)           4.14%(e)
Portfolio turnover(f).....................           695%              2784%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Financial UltraSector ProFund                                      June 30, 2001
(Unaudited)

 Common Stocks (75.4%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 ACE Ltd....................................................  1,320 $    51,599
 AFLAC, Inc.................................................  2,464      77,591
 Allstate Corp. ............................................  3,168     139,361
 Ambac Financial Group, Inc. ...............................    704      40,973
 American Express Co........................................  5,280     204,864
 American General Corp. ....................................  2,288     106,278
 American International Group, Inc..........................  8,712     749,233
 AmeriCredit Corp.*.........................................    528      27,430
 AmSouth Bancorporation.....................................  2,728      50,441
 AON Corp...................................................  1,320      46,200
 Astoria Financial Corp.....................................    704      38,720
 AvalonBay Communities, Inc. ...............................    968      45,254
 Bank of America Corp.......................................  6,952     417,328
 Bank of New York Co., Inc. ................................  3,344     160,512
 Bank One Corp..............................................  5,192     185,874
 BB&T Corp..................................................  2,288      83,970
 Bear Stearns Cos., Inc. ...................................    704      41,515
 Camden Property Trust .....................................  1,320      48,444
 Capital One Financial Corp.................................  1,056      63,360
 Charter One Financial, Inc.................................  1,584      50,530
 Chubb Corp. ...............................................    880      68,138
 Cincinnati Financial Corp..................................  1,144      45,188
 Citigroup, Inc............................................. 22,176   1,171,779
 Comerica, Inc..............................................  1,056      60,826
 Conseco, Inc. .............................................  1,760      24,024
 Countrywide Credit Industries, Inc.........................    704      32,300
 Dime Bancorp, Inc..........................................    968      36,058
 Duke-Weeks Realty Corp.....................................  1,848      45,923
 E*TRADE Group, Inc.*.......................................  1,760      11,352
 Edwards (A.G.) Inc.........................................    792      35,640
 Equity Office Properties Trust.............................  1,936      61,236
 Equity Residential Properties Trust........................    968      54,740
 Fannie Mae.................................................  4,488     382,152
 Federated Investors, Inc.--Class B.........................    968      31,170
 Fifth Third Bancorp........................................  2,288     137,394
 First Tennessee National Corp..............................  1,232      42,763
 First Union Corp...........................................  4,400     153,736
 Fleet Boston Financial Corp. ..............................  4,840     190,938
 Franklin Resources, Inc. ..................................    880      40,278
 Freddie Mac................................................  3,080     215,600
 Golden West Financial Corp.................................    792      50,878
 Goldman Sachs Group, Inc...................................  1,056      90,605
 Hartford Financial Services Group, Inc. ...................  1,144      78,250
 Home Properties of New York, Inc. .........................  1,584      47,678
 HomeStore.com, Inc.*.......................................    440      15,382
 Household International, Inc. .............................  2,112     140,870
 HRPT Properties Trust......................................  5,104      49,662
 J.P. Morgan Chase & Co.....................................  8,712     388,554
 Jefferson-Pilot Corp.......................................  1,056      51,026
 John Hancock Financial Services, Inc. .....................  1,672      67,315
 KeyCorp....................................................  2,640      68,772

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Legg Mason, Inc............................................   616  $    30,652
 Lincoln National Corp. .................................... 1,056       54,648
 Loews Corp. ...............................................   880       56,698
 M&T Bank Corp. ............................................   616       46,508
 Marsh & McLennan Cos., Inc................................. 1,232      124,432
 MBIA, Inc. ................................................   880       48,998
 MBNA Corp. ................................................ 3,520      115,984
 Mellon Financial Corp...................................... 2,288      105,248
 MeriStar Hospitality Corp.................................. 1,848       43,890
 Merrill Lynch & Co., Inc. ................................. 3,608      213,774
 MetLife, Inc............................................... 3,432      106,323
 MGIC Investment Corp.......................................   528       38,354
 Mills Corp................................................. 1,848       45,461
 Morgan Stanley Dean Witter & Co. .......................... 5,016      322,178
 National City Corp. ....................................... 2,728       83,968
 National Commerce Financial Corp........................... 1,760       42,891
 Neuberger Berman, Inc. ....................................   352       23,936
 New Plan Excel Realty Trust, Inc. ......................... 2,640       40,392
 North Fork Bancorporation, Inc. ........................... 1,496       46,376
 Northern Trust Corp........................................ 1,056       66,000
 PNC Bank Corp. ............................................ 1,408       92,632
 Popular, Inc. ............................................. 1,232       40,582
 Progressive Corp. .........................................   352       47,587
 Prologis Trust............................................. 2,112       47,985
 Providian Financial Corp................................... 1,408       83,354
 Radian Group, Inc. ........................................   704       28,477
 Regions Financial Corp..................................... 1,760       56,320
 SAFECO Corp................................................   880       25,960
 Schwab (Charles) Corp...................................... 5,016       76,745
 Security Capital Group, Inc.*.............................. 1,408       30,132
 SEI Investments Co.........................................   528       25,027
 SouthTrust Corp............................................ 2,200       57,200
 Sovereign Bancorp, Inc. ................................... 2,552       33,176
 St. Paul Companies, Inc. .................................. 1,144       57,989
 State Street Corp. ........................................ 1,584       78,392
 Stilwell Financial, Inc.................................... 1,320       44,299
 SunTrust Banks, Inc. ...................................... 1,320       85,510
 Synovus Financial Corp. ................................... 1,408       44,183
 T. Rowe Price Group, Inc. .................................   968       36,194
 Torchmark Corp. ...........................................   792       31,846
 U.S. Bancorp............................................... 8,624      196,541
 Union Planters Corp........................................ 1,232       53,715
 UnumProvident Corp......................................... 1,144       36,745
 USA Education, Inc. .......................................   792       57,816
 Wachovia Corp.............................................. 1,144       81,396
 Washington Mutual, Inc. ................................... 3,960      148,698
 Wells Fargo & Co........................................... 7,480      347,295
 XL Capital Ltd. ...........................................   704       57,798
 Zions Bancorporation.......................................   704       41,536
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $9,563,594).........................................         10,221,545
                                                                    -----------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Financial UltraSector ProFund                                      June 30, 2001

(Unaudited)
 U.S. Treasury Notes (25.1%)

                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------

U.S. Treasury Note, 4.00%, 04/30/03..................... $3,410,000 $ 3,397,745
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $3,397,782)......................................              3,397,745
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $12,961,376)(a) (100.5%).........................             13,619,290
Liabilities in excess of other
 assets (-0.5%).........................................                (71,222)
                                                                    -----------
TOTAL NET ASSETS (100.0%)...............................            $13,548,068
                                                                    ===========

-----
Percentages indicated are based on net assets of $13,548,068.

* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $721,766
      Unrealized depreciation......   (63,852)
                                     --------
      Net unrealized appreciation..  $657,914
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $12,961,376).........................  $13,619,290
 Cash.............................................................          509
 Dividends and interest receivable................................       36,501
 Prepaid expenses.................................................       32,089
                                                                    -----------
 Total Assets.....................................................   13,688,389
Liabilities:
 Unrealized depreciation on swap contracts........................      130,707
 Advisory fees payable............................................        5,682
 Administration fees payable......................................           97
 Distribution and service fees payable--Service Class.............        3,835
                                                                    -----------
 Total Liabilities................................................      140,321
                                                                    -----------
Net Assets........................................................  $13,548,068
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $21,064,990
 Accumulated net investment loss..................................      (20,724)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (8,023,405)
 Net unrealized appreciation on investments and swap contracts....      527,207
                                                                    -----------
Total Net Assets..................................................  $13,548,068
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $12,534,056
 Shares of Beneficial Interest Outstanding........................      523,104
 Net Asset Value (offering and redemption price per share)........  $     23.96
                                                                    ===========
Service Class:
 Net Assets.......................................................  $ 1,014,012
 Shares of Beneficial Interest Outstanding........................       42,696
 Net Asset Value (offering and redemption price per share)........  $     23.75
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends........................................................  $    95,787
 Interest.........................................................       77,893
                                                                    -----------
 Total Income.....................................................      173,680
Expenses:
 Advisory fees....................................................       47,693
 Management servicing fees........................................        9,539
 Administration fees..............................................        2,892
 Distribution and service fees--Service Class.....................        6,266
 Registration and filing fees.....................................       20,079
 Custody fees.....................................................       12,676
 Transfer agent fees..............................................       16,948
 Fund accounting fees.............................................        5,944
 Other fees.......................................................       11,200
                                                                    -----------
 Total expenses before waivers....................................      133,237
 Less expenses waived.............................................       (3,730)
                                                                    -----------
 Net expenses.....................................................      129,507
                                                                    -----------
Net Investment Income.............................................       44,173
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts............   (2,648,854)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................     (220,358)
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (2,869,212)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(2,825,039)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................    $     44,173     $     44,584
 Net realized losses on investments and swap
  contracts.................................      (2,648,854)      (5,559,069)
 Net change in unrealized appreciation on
  investments and swap contracts............        (220,358)         747,565
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (2,825,039)      (4,766,920)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      67,231,827       97,929,145
 Service Class..............................       5,079,586       65,119,338
 Cost of shares redeemed
 Investor Class.............................     (69,513,121)     (79,392,167)
 Service Class..............................      (7,689,716)     (57,624,865)
                                                ------------     ------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......      (4,891,424)      26,031,451
                                                ------------     ------------
 Total increase/(decrease) in net assets....      (7,716,463)      21,264,531
Net Assets:
 Beginning of period........................      21,264,531               --
                                                ------------     ------------
 End of period..............................    $ 13,548,068     $ 21,264,531
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       2,845,936        4,131,218
 Service Class..............................         209,248        2,674,319
 Shares redeemed
 Investor Class.............................      (3,006,884)      (3,447,166)
 Service Class..............................        (320,512)      (2,520,359)
                                                ------------     ------------
 Net increase/(decrease)....................        (272,212)         838,012
                                                ============     ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

 Financial Highlights
For a share of beneficial interest outstanding

                                                     Investor Class
                                           -------------------------------------
                                                                For the period
                                               For the         June 20, 2000(a)
                                           six months ended         through
                                            June 30, 2001      December 31, 2000
                                           ----------------    -----------------
                                             (Unaudited)
Net Asset Value, Beginning of Period.....    $     25.39          $     20.00
                                             -----------          -----------
 Net investment income...................           0.09(b)              0.15(b)
 Net realized and unrealized gain/(loss)
  on investments and swap contracts......          (1.52)                5.24(c)
                                             -----------          -----------
 Total income/(loss) from investment
  operations.............................          (1.43)                5.39
                                             -----------          -----------
Net Asset Value, End of Period...........    $     23.96          $     25.39
                                             ===========          ===========
Total Return.............................          (5.63)%(d)           26.95%(d)
Ratios/Supplemental Data:
Net assets, end of period................    $12,534,056          $17,366,056
Ratio of expenses to average net assets..           1.94%(e)             1.87%(e)
Ratio of net investment income to average
 net assets..............................           0.80%(e)             1.23%(e)
Ratio of expenses to average net
 assets*.................................           2.00%(e)             2.25%(e)
Portfolio turnover(f)....................            444%                2277%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

 Financial Highlights, continued
For a share of beneficial interest outstanding

                                                      Service Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......     $    25.32         $    20.00
                                               ----------         ----------
 Net investment income/(loss).............          (0.03)(b)           0.06(b)
 Net realized and unrealized gain/(loss)
  on investments and swap contracts.......          (1.54)              5.26(c)
                                               ----------         ----------
 Total income/(loss) from investment
  operations..............................          (1.57)              5.32
                                               ----------         ----------
Net Asset Value, End of Period............     $    23.75         $    25.32
                                               ==========         ==========
Total Return..............................          (6.20)%(d)         26.60%(d)
Ratios/Supplemental Data:
Net assets, end of period.................     $1,014,012         $3,898,475
Ratio of expenses to average net assets...           2.95%(e)           2.95%(e)
Ratio of net investment income/(loss) to
 average net assets.......................          (0.26)%(e)          0.45%(e)
Ratio of expenses to average net assets*..           3.00%(e)           3.34%(e)
Portfolio turnover(f).....................            444%              2277%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Healthcare UltraSector ProFund                                     June 30, 2001
(Unaudited)

 Common Stocks (76.2%)

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

Abbott Laboratories..........................................   801  $   38,456
Abgenix, Inc.*...............................................    54       2,430
Aetna, Inc.*.................................................    81       2,095
Alkermes, Inc.*..............................................    45       1,580
Allergan, Inc. ..............................................    72       6,156
American Home Products Corp. ................................   729      42,603
Amgen, Inc.*.................................................   576      34,951
Andrx Group*.................................................    36       2,772
Apogent Technologies, Inc.*..................................    81       1,993
Applera Corp.--Applied Biosystems Group......................   117       3,130
Applera Corp.--Celera Genomics Group*........................    45       1,785
Aviron*......................................................    27       1,539
Bard (C.R.), Inc. ...........................................    36       2,050
Barr Laboratories, Inc.*.....................................    18       1,267
Bausch & Lomb, Inc. .........................................    36       1,305
Baxter International, Inc. ..................................   333      16,317
Beckman Coulter, Inc. .......................................    45       1,836
Becton, Dickinson & Co. .....................................   153       5,476
Biogen, Inc.*................................................    90       4,892
Biomet, Inc. ................................................   108       5,190
Boston Scientific Corp.*.....................................   171       2,907
Bristol-Myers Squibb Co. .................................... 1,080      56,484
Celgene Corp.*...............................................    54       1,558
Cephalon, Inc.*..............................................    36       2,538
Chiron Corp.*................................................    72       3,672
CIGNA Corp. .................................................    81       7,761
Community Health Systems*....................................    63       1,859
COR Therapeutics, Inc.*......................................    45       1,373
Cybear Group*................................................     2           1
Cytyc Corp.*.................................................    81       1,867
Datascope Corp. .............................................    27       1,244
DaVita, Inc.*................................................    63       1,281
DENTSPLY International, Inc. ................................    36       1,597
Edwards Lifesciences Corp.*..................................    63       1,661
Eli Lilly & Co. .............................................   531      39,294
Enzon, Inc.*.................................................    27       1,688
Express Scripts, Inc.--Class A*..............................    36       1,981
First Health Group Corp.*....................................    54       1,302
Forest Laboratories, Inc.*...................................    99       7,029
Genentech, Inc.*.............................................   126       6,942
Genzyme Corp.--General Division*.............................    99       6,038
Gilead Sciences, Inc.*.......................................    63       3,666
Guidant Corp.*...............................................   180       6,480
HCA-The Healthcare Co. ......................................   261      11,795
Health Management Associates, Inc.-- Class A*................   153       3,219
Health Net, Inc.*............................................    81       1,409
Healthsouth Corp.*...........................................   234       3,737
Henry Schein, Inc.*..........................................    36       1,442
Hillenbrand Industries, Inc. ................................    36       2,056
Human Genome Sciences, Inc.*.................................    72       4,338
Humana, Inc.*................................................   135       1,330

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

ICN Pharmaceuticals, Inc. ...................................    63  $    1,998
ICOS Corp.*..................................................    36       2,304
IDEC Pharmaceuticals Corp.*..................................    90       6,092
ImClone Systems, Inc.*.......................................    45       2,376
Immunex Corp.*...............................................   198       3,515
Incyte Genomics, Inc.*.......................................    63       1,545
Inhale Therapeutic Systems, Inc.*............................    36         828
Invitrogen Corp.*............................................    36       2,585
IVAX Corp.*..................................................    98       3,822
Johnson & Johnson............................................ 1,656      82,815
King Pharmaceuticals, Inc.*..................................    99       5,321
Laboratory Corp. of America Holdings* .......................    27       2,076
Lincare Holdings, Inc.*......................................    72       2,161
Manor Care, Inc.*............................................    72       2,286
Medarex, Inc.*...............................................    54       1,269
Medicis Pharmaceutical Corp.*................................    27       1,431
MedImmune, Inc.*.............................................   117       5,522
Medtronic, Inc. .............................................   675      31,057
Merck & Co., Inc. ........................................... 1,269      81,102
Millennium Pharmaceuticals, Inc.*............................   126       4,483
MiniMed, Inc.*...............................................    36       1,728
Monsanto Co. ................................................    36       1,332
Mylan Laboratories, Inc. ....................................    90       2,532
Myriad Genetics, Inc.*.......................................    18       1,140
Omnicare, Inc. ..............................................    72       1,454
OSI Pharmaceuticals, Inc.*...................................    27       1,420
Oxford Health Plans, Inc.*...................................    63       1,802
Patterson Dental Co.*........................................    45       1,350
Pfizer, Inc. ................................................ 3,501     140,216
Pharmacia Corp. .............................................   711      32,670
Protein Design Labs, Inc.*...................................    27       2,343
Quest Diagnostics, Inc.*.....................................    45       3,368
Quintiles Transnational Corp.*...............................    81       2,045
ResMed, Inc.*................................................    27       1,365
Schering-Plough Corp. .......................................   810      29,354
Sepracor, Inc.*..............................................    54       2,149
SICOR, Inc.*.................................................    63       1,455
St. Jude Medical, Inc.*......................................    54       3,240
Stryker Corp. ...............................................    90       4,937
Techne Corp.*................................................    36       1,170
Tenet Healthcare Corp.*......................................   180       9,286
Triad Hospitals, Inc.*.......................................    54       1,591
Trigon Healthcare, Inc.*.....................................    27       1,751
UnitedHealth Group, Inc. ....................................   180      11,116
Universal Health Services, Inc.--Class B*....................    36       1,638
Varian Medical Systems, Inc.*................................    27       1,931
Vertex Pharmaceuticals, Inc.*................................    45       2,228
Watson Pharmaceuticals, Inc.*................................    63       3,883
Wellpoint Health Networks, Inc.*.............................    36       3,393
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $817,195).............................................           885,847
                                                                     ----------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Healthcare UltraSector ProFund                                     June 30, 2001

(Unaudited)
 U.S. Treasury Notes (24.7%)

                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------

U.S. Treasury Note, 4.00%, 04/30/03....................... $288,000  $  286,965
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $286,967)..........................................              286,965
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $1,104,162)(a) (100.9%)............................            1,172,812
Liabilities in excess of other
 assets (-0.9%)...........................................              (10,204)
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $1,162,608
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,162,608.

*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..... $ 85,140
      Unrealized depreciation.....  (16,490)
                                   --------
      Net unrealized
       appreciation............... $ 68,650
                                   ========

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $1,104,162)..........................  $ 1,172,812
 Cash.............................................................          183
 Dividends and interest receivable................................        3,090
 Prepaid expenses.................................................       35,242
                                                                    -----------
 Total Assets.....................................................    1,211,327
Liabilities:
 Unrealized depreciation on swap contracts........................       47,934
 Administration fees payable......................................           25
 Distribution and service fees payable--Service Class.............          760
                                                                    -----------
 Total Liabilities................................................       48,719
                                                                    -----------
Net Assets........................................................  $ 1,162,608
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 3,480,653
 Accumulated net investment loss..................................      (59,808)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (2,278,953)
 Net unrealized appreciation on investments and swap contracts....       20,716
                                                                    -----------
Total Net Assets..................................................  $ 1,162,608
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $   863,833
 Shares of Beneficial Interest Outstanding........................       50,679
 Net Asset Value (offering and redemption price per share)........  $     17.05
                                                                    ===========
Service Class:
 Net Assets.......................................................  $   298,775
 Shares of Beneficial Interest Outstanding........................       17,703
 Net Asset Value (offering and redemption price per share)........  $     16.88
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    16,024
 Dividends........................................................       13,004
                                                                    -----------
 Total Income.....................................................       29,028
Expenses:
 Advisory fees....................................................        9,924
 Management servicing fees........................................        1,985
 Administration fees..............................................          236
 Distribution and service fees--Service Class.....................        1,811
 Registration and filing fees.....................................        5,231
 Custody fees.....................................................        2,579
 Transfer agent fees..............................................        5,079
 Fund accounting fees.............................................          830
 Other fees.......................................................          910
                                                                    -----------
 Total expenses before waivers....................................       28,585
 Less expenses waived.............................................       (3,171)
                                                                    -----------
 Net expenses.....................................................       25,414
                                                                    -----------
Net Investment Income.............................................        3,614
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts............   (1,450,938)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................     (402,363)
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (1,853,301)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,849,687)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund


 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss)...............    $      3,614     $     (7,077)
 Net realized losses on investments and swap
  contracts.................................      (1,450,938)        (969,076)
 Net change in unrealized appreciation on
  investments and swap contracts............        (402,363)         423,079
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (1,849,687)        (553,074)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      29,535,667       50,523,818
 Service Class..............................       1,316,648       15,076,179
 Cost of shares redeemed
 Investor Class.............................     (33,587,437)     (43,290,231)
 Service Class..............................      (2,351,291)     (13,657,984)
                                                ------------     ------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......      (5,086,413)       8,651,782
                                                ------------     ------------
 Total increase/(decrease) in net assets....      (6,936,100)       8,098,708
Net Assets:
 Beginning of period........................       8,098,708               --
                                                ------------     ------------
 End of period..............................    $  1,162,608     $  8,098,708
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       1,600,754        2,438,236
 Service Class..............................          69,146          726,976
 Shares redeemed
 Investor Class.............................      (1,835,272)      (2,153,039)
 Service Class..............................        (123,790)        (654,629)
                                                ------------     ------------
 Net increase/(decrease)....................        (289,162)         357,544
                                                ============     ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                      Investor Class
                                            -----------------------------------
                                                               For the period
                                                For the       June 20, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period.......     $  22.67         $    20.00
                                                --------         ----------
 Net investment income.....................         0.04(b)            0.04(b)
 Net realized and unrealized gain/(loss) on
  investments and swap contracts...........        (5.66)              2.63(c)
                                                --------         ----------
 Total income/(loss) from investment
  operations...............................        (5.62)              2.67
                                                --------         ----------
Net Asset Value, End of Period.............     $  17.05         $    22.67
                                                ========         ==========
Total Return...............................       (24.79)%(d)         13.35%(d)
Ratios/Supplemental Data:
Net assets, end of period..................     $863,833         $6,466,590
Ratio of expenses to average net assets....         1.77%(e)           1.86%(e)
Ratio of net investment income to average
 net assets................................         0.49%(e)           0.34%(e)
Ratio of expenses to average net assets*...         2.01%(e)           2.25%(e)
Portfolio turnover(f)......................          852%              1011%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                                            -----------------------------------
                                                               For the period
                                                For the       June 20, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......      $  22.56         $    20.00
                                                --------         ----------
 Net investment loss......................         (0.10)(b)          (0.11)(b)
 Net realized and unrealized gain/(loss)
  on investments and swap contracts.......         (5.58)              2.67(c)
                                                --------         ----------
 Total income/(loss) from investment
  operations..............................         (5.68)              2.56
                                                --------         ----------
Net Asset Value, End of Period............      $  16.88         $    22.56
                                                ========         ==========
Total Return..............................        (25.18)%(d)         12.80%(d)
Ratios/Supplemental Data:
Net assets, end of period.................      $298,775         $1,632,118
Ratio of expenses to average net assets...          2.95%(e)           2.95%(e)
Ratio of net investment loss to average
 net assets...............................         (1.07)%(e)         (0.94)%(e)
Ratio of expenses to average net assets*..          3.15%(e)           3.34%(e)
Portfolio turnover(f).....................           852%              1011%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment loss has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Internet UltraSector ProFund                                      June 30, 2001
(Unaudited)


 Common Stocks (74.5%)
                                                                       Market
                                                               Shares   Value
                                                               ------ ---------
 Akamai Technologies, Inc.*...................................  1,813 $  16,634
 Amazon.com, Inc.*............................................  5,624    79,580
 Ameritrade Holding Corp.--Class A*...........................  2,664    21,205
 Ariba, Inc.*.................................................  5,513    30,322
 Art Technology Group, Inc.*..................................  1,295     7,511
 At Home Corp.--Class A*......................................  6,179    13,223
 BEA Systems, Inc.*...........................................  6,401   196,574
 BroadVision, Inc.*...........................................  5,254    26,270
 Check Point Software Technologies Ltd.*......................  4,255   215,175
 CheckFree Holdings Corp.*....................................  1,702    59,689
 CMGI, Inc.*..................................................  6,364    19,092
 CNET Networks, Inc.*.........................................  2,516    32,708
 Commerce One, Inc.*..........................................  4,662    27,226
 DoubleClick, Inc.*...........................................  2,886    40,289
 E*TRADE Group, Inc.*.........................................  5,994    38,662
 EarthLink, Inc.*.............................................  2,775    39,128
 eBay, Inc.*..................................................  3,626   248,344
 eToys, Inc.*(a)..............................................    494         0
 Exodus Communications, Inc.*................................. 13,135    27,058
 FreeMarkets, Inc.*...........................................    851    17,020
 GoTo.com, Inc.*..............................................    851    16,552
 HomeStore.com, Inc.*.........................................  1,406    49,154
 I2 Technologies, Inc.*.......................................  6,808   134,798
 InfoSpace, Inc.*.............................................  5,661    21,738
 Inktomi Corp.*...............................................  3,034    29,096
 Internet Capital Group, Inc.*................................  5,291    10,582
 Internet Security Systems, Inc.*.............................    888    43,121
 Interwoven, Inc.*............................................  2,442    41,270
 Macromedia, Inc.*............................................  1,406    25,308
 NextCard, Inc.*..............................................    925    10,221
 Portal Software, Inc.*.......................................  2,960    12,225
 priceline.com, Inc.*.........................................  2,220    20,091
 RealNetworks, Inc.*..........................................  2,516    29,563
 Tibco Software, Inc.*........................................  1,554    19,845
 Ticketmaster Online-CitySearch, Inc.* .......................  1,850    27,380
 TMP Worldwide, Inc.*.........................................  1,924   115,440
 VeriSign, Inc.*..............................................  4,144   248,682
 VerticalNet, Inc.*...........................................  1,702     4,238
 Vignette Corp.*..............................................  5,809    51,526
 WebMD Corp.*.................................................  6,919    48,433
 Yahoo!, Inc.*................................................  8,436   168,636
                                                                      ---------
 TOTAL COMMON STOCKS
  (Cost $1,941,331)...........................................        2,283,609
                                                                      ---------

 U.S. Treasury Notes (19.1%)
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
 U.S. Treasury Note, 4.00%, 04/30/03...................... $587,000  $  584,890
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $584,897).........................................              584,890
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $2,526,228)(b) (93.6%)............................            2,868,499
 Other assets in excess of
  liabilities (6.4%)......................................              197,697
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $3,066,196
                                                                     ==========

-----
Percentages indicated are based on net assets of $3,066,196.

*Non-income producing
(a)Bankrupt security
(b) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $365,285
      Unrealized depreciation......   (23,014)
                                     --------
      Net unrealized appreciation..  $342,271
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund
(Unaudited)


 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $2,526,228)..........................  $ 2,868,499
 Cash.............................................................          623
 Interest receivable..............................................        3,956
 Unrealized appreciation on swap contracts........................      154,991
 Prepaid expenses.................................................       39,463
                                                                    -----------
 Total Assets.....................................................    3,067,532
Liabilities:
 Advisory fees payable............................................          307
 Administration fees payable......................................           24
 Distribution and service fees payable--Service Class.............        1,005
                                                                    -----------
 Total Liabilities................................................        1,336
                                                                    -----------
Net Assets........................................................  $ 3,066,196
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 6,555,275
 Accumulated net investment loss..................................      (14,350)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (3,971,991)
 Net unrealized appreciation on investments and swap contracts....      497,262
                                                                    -----------
Total Net Assets..................................................  $ 3,066,196
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 2,713,032
 Shares of Beneficial Interest Outstanding........................      122,900
 Net Asset Value (offering and redemption price per share)........  $     22.08
                                                                    ===========
Service Class:
 Net Assets.......................................................  $   353,164
 Shares of Beneficial Interest Outstanding........................       16,405
 Net Asset Value (offering and redemption price per share)........  $     21.53
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    11,218
Expenses:
 Advisory fees....................................................        6,496
 Management servicing fees........................................        1,299
 Administration fees..............................................          194
 Distribution and service fees--Service Class.....................        1,047
 Registration and filing fees.....................................        6,175
 Custody fees.....................................................        1,663
 Transfer agent fees..............................................          850
 Fund accounting fees.............................................          515
 Other fees.......................................................          620
                                                                    -----------
 Total expenses before waivers....................................       18,859
 Less expenses waived.............................................       (1,994)
                                                                    -----------
 Net expenses.....................................................       16,865
                                                                    -----------
Net Investment Loss...............................................       (5,647)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (1,732,412)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      704,381
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (1,028,031)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,033,678)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................    $     (5,647)    $       (566)
 Net realized losses on investments and swap
  contracts.................................      (1,732,412)      (2,282,006)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................         704,381         (207,119)
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (1,033,678)      (2,489,691)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      25,654,900       18,768,677
 Service Class..............................       2,624,960       13,861,580
 Cost of shares redeemed
 Investor Class.............................     (22,877,876)     (17,396,882)
 Service Class..............................      (2,201,225)     (11,844,569)
                                                ------------     ------------
 Net increase in net assets resulting from
  capital transactions......................       3,200,759        3,388,806
                                                ------------     ------------
 Total increase in net assets...............       2,167,081          899,115
Net Assets:
 Beginning of period........................         899,115               --
                                                ------------     ------------
 End of period..............................    $  3,066,196     $    899,115
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       4,650,946        1,124,462
 Service Class..............................         346,175          768,531
 Shares redeemed
 Investor Class.............................      (4,660,047)        (992,461)
 Service Class..............................        (363,176)        (735,125)
                                                ------------     ------------
 Net increase/(decrease)....................         (26,102)         165,407
                                                ============     ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                      Investor Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period(b)...     $    54.40          $ 200.00
                                               ----------          --------
 Net investment income/(loss).............          (0.07)(c)          0.40(c)
 Net realized and unrealized loss on
  investments and swap contracts..........         (32.25)          (146.00)
                                               ----------          --------
 Total loss from investment operations....         (32.32)          (145.60)
                                               ----------          --------
Net Asset Value, End of Period............     $    22.08          $  54.40
                                               ==========          ========
Total Return..............................         (59.41)%(d)       (72.80)%(d)
Ratios/Supplemental Data:
Net assets, end of period.................     $2,713,032          $718,432
Ratio of expenses to average net assets...           1.82%(e)          1.59%(e)
Ratio of net investment income/(loss) to
 average net assets.......................          (0.52)%(e)         0.46%(e)
Ratio of expenses to average net assets*..           2.05%(e)          3.99%(e)
Portfolio turnover(f).....................           1092%             2401%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                                             -----------------------------------
                                                                For the period
                                                 For the       June 20, 2000(a)
                                             six months ended       through
                                              June 30, 2001    December 31, 2000
                                             ----------------  -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period(b)....      $  54.10          $ 200.00
                                                 --------          --------
 Net investment loss.......................         (0.23)(c)         (0.50)(c)
 Net realized and unrealized loss on
  investments and swap contracts...........        (32.34)          (145.40)
                                                 --------          --------
 Total loss from investment operations.....        (32.57)          (145.90)
                                                 --------          --------
Net Asset Value, End of Period.............      $  21.53          $  54.10
                                                 ========          ========
Total Return...............................        (60.20)%(d)       (72.95)%(d)
Ratios/Supplemental Data:
Net assets, end of period..................      $353,164          $180,683
Ratio of expenses to average net assets....          2.95%(e)          2.79%(e)
Ratio of net investment loss to average net
 assets....................................         (1.61)%(e)        (0.63)%(e)
Ratio of expenses to average net assets*...          3.18%(e)          5.20%(e)
Portfolio turnover(f)......................          1092%             2401%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c) Per share net investment loss has been calculated using the daily average shares method.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund                               June 30, 2001
(Unaudited)


 Common Stocks (57.5%)

                                                                        Market
                                                                Shares  Value
                                                                ------ --------
Allergan, Inc. ................................................    78  $  6,669
Alpharma, Inc. ................................................    18       491
American Home Products Corp. ..................................   756    44,181
Andrx Group*...................................................    30     2,310
Barr Laboratories, Inc.*.......................................    12       845
Bristol-Myers Squibb Co. ...................................... 1,128    58,994
Cell Pathways, Inc.*...........................................    18       114
Cephalon, Inc.*................................................    30     2,115
Columbia Laboratories, Inc.*...................................    18       146
Eli Lilly & Co. ...............................................   558    41,292
Emisphere Technologies, Inc.*..................................    12       349
Forest Laboratories, Inc.*.....................................   102     7,242
ICN Pharmaceuticals, Inc. .....................................    48     1,523
Inhale Therapeutic Systems, Inc.*..............................    30       689
IVAX Corp.*....................................................    96     3,744
Johnson & Johnson.............................................. 1,746    87,302
King Pharmaceuticals, Inc.*....................................    90     4,838
KOS Pharmaceuticals, Inc.*.....................................    12       474
Maxim Pharmaceuticals, Inc.*...................................    12        76
Medicis Pharmaceutical Corp.*..................................    18       954
Merck & Co., Inc. ............................................. 1,332    85,127
Mylan Laboratories, Inc. ......................................    72     2,025
Noven Pharmaceuticals, Inc.*...................................    12       470
NPS Pharmaceuticals, Inc.*.....................................    18       724
Pfizer, Inc. ..................................................    54     2,163
Pharmacia Corp. ...............................................   744    34,187
PRAECIS Pharmaceuticals, Inc.*.................................    30       493
SangStat Medical Corp.*........................................    12       197
Schering-Plough Corp. .........................................   846    30,659
Sepracor, Inc.*................................................    48     1,910
SuperGen, Inc.*................................................    18       265
Tularik, Inc.*.................................................    24       620
Watson Pharmaceuticals, Inc.*..................................    60     3,698
                                                                       --------
TOTAL COMMON STOCKS
 (Cost $409,853)...............................................         426,886
                                                                       --------

 U.S. Treasury Notes (24.8%)

                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
U.S. Treasury Note, 4.00%, 04/30/03......................... $185,000  $184,335
                                                                       --------
TOTAL U.S. TREASURY NOTES (Cost $184,337)...................            184,335
                                                                       --------
TOTAL INVESTMENTS
 (Cost $594,190)(a) (82.3%).................................            611,221
Other assets in excess of liabilities (17.7%)...............            131,693
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $742,914
                                                                       ========

-----
Percentages indicated are based on net assets of $742,914.

*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..... $ 30,216
      Unrealized depreciation.....  (13,185)
                                   --------
      Net unrealized
       appreciation............... $ 17,031
                                   ========

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $594,190).............................  $  611,221
 Cash..............................................................         396
 Dividends and interest receivable.................................       2,320
 Receivable for investments sold...................................     144,139
 Prepaid expenses..................................................      36,630
                                                                     ----------
 Total Assets......................................................     794,706
Liabilities:
 Unrealized depreciation on swap contracts.........................      51,171
 Administration fees payable.......................................          19
 Distribution and service fees payable--Service Class..............         602
                                                                     ----------
 Total Liabilities.................................................      51,792
                                                                     ----------
Net Assets.........................................................  $  742,914
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $4,135,808
 Accumulated net investment loss...................................     (55,477)
 Accumulated net realized losses on investments and swap
  contracts........................................................  (3,303,277)
 Net unrealized depreciation on investments and swap contracts.....     (34,140)
                                                                     ----------
Total Net Assets...................................................  $  742,914
                                                                     ==========
Investor Class:
 Net Assets........................................................  $  577,145
 Shares of Beneficial Interest Outstanding.........................      35,013
 Net Asset Value (offering and redemption price per share).........  $    16.48
                                                                     ==========
Service Class:
 Net Assets........................................................  $  165,769
 Shares of Beneficial Interest Outstanding.........................      10,169
 Net Asset Value (offering and redemption price per share).........  $    16.30
                                                                     ==========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends........................................................  $    10,883
 Interest.........................................................        6,415
                                                                    -----------
 Total Income.....................................................       17,298
Expenses:
 Advisory fees....................................................        7,241
 Management servicing fees........................................        1,448
 Administration fees..............................................          133
 Distribution and service fees--Service Class.....................        1,537
 Registration and filing fees.....................................        4,330
 Custody fees.....................................................          986
 Transfer agent fees..............................................        4,321
 Fund accounting fees.............................................          369
 Other fees.......................................................          515
                                                                    -----------
 Total expenses before waivers....................................       20,880
 Less expenses waived.............................................       (2,591)
                                                                    -----------
 Net expenses.....................................................       18,289
                                                                    -----------
Net Investment Loss...............................................         (991)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts............   (1,340,947)
 Net change in unrealized depreciation on investments and swap
  contracts.......................................................     (490,279)
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (1,831,226)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,832,217)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 29, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income/(loss)...............    $       (991)    $      7,699
 Net realized losses on investments and swap
  contracts.................................      (1,340,947)      (2,065,237)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................        (490,279)         456,139
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (1,832,217)      (1,601,399)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      34,343,690       51,191,072
 Service Class..............................       2,600,720       22,086,127
 Cost of shares redeemed
 Investor Class.............................     (36,272,743)     (45,889,643)
 Service Class..............................      (7,266,549)     (16,616,144)
                                                ------------     ------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......      (6,594,882)      10,771,412
                                                ------------     ------------
 Total increase/(decrease) in net assets....      (8,427,099)       9,170,013
Net Assets:
 Beginning of period........................       9,170,013               --
                                                ------------     ------------
 End of period..............................    $    742,914     $  9,170,013
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       1,914,741        2,458,790
 Service Class..............................         135,577        1,083,816
 Shares redeemed
 Investor Class.............................      (2,029,100)      (2,309,418)
 Service Class..............................        (371,803)        (837,421)
                                                ------------     ------------
 Net increase/(decrease)....................        (350,585)         395,767
                                                ============     ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                      Investor Class
                                            -----------------------------------
                                                               For the period
                                                For the       June 29, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period.......     $  23.23         $    20.00
                                                --------         ----------
 Net investment income/(loss)..............           --(b)            0.13(b)
 Net realized and unrealized gain/(loss) on
  investments and swap contracts...........        (6.75)              3.10(c)
                                                --------         ----------
 Total income/(loss) from investment
  operations...............................        (6.75)              3.23
                                                --------         ----------
Net Asset Value, End of Period.............     $  16.48         $    23.23
                                                ========         ==========
Total Return...............................       (29.01)%(d)         16.15%(d)
Ratios/Supplemental Data:
Net assets, end of period..................     $577,145         $3,469,659
Ratio of expenses to average net assets....         1.71%(e)           1.93%(e)
Ratio of net investment income/(loss) to
 average net assets........................        (0.24)%(e)          1.27%(e)
Ratio of expenses to average net assets*...         2.00%(e)           2.55%(e)
Portfolio turnover(f)......................         1486%              1486%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                                            -----------------------------------
                                                               For the period
                                                For the       June 29, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......      $  23.13         $    20.00
                                                --------         ----------
 Net investment income/(loss).............            --(b)           (0.19)(b)
 Net realized and unrealized gain/(loss)
  on investments and swap contracts.......         (6.83)              3.32(c)
                                                --------         ----------
 Total income/(loss) from investment
  operations..............................         (6.83)              3.13
                                                --------         ----------
Net Asset Value, End of Period............      $  16.30         $    23.13
                                                ========         ==========
Total Return..............................        (29.53)%(d)         15.65%(d)
Ratios/Supplemental Data:
Net assets, end of period.................      $165,769         $5,700,354
Ratio of expenses to average net assets...          2.95%(e)           2.94%(e)
Ratio of net investment income/(loss) to
 average net assets.......................          0.63%(e)          (1.72)%(e)
Ratio of expenses to average net assets*..          3.09%(e)           3.56%(e)
Portfolio turnover(f).....................          1486%              1486%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income/(loss) has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Real Estate UltraSector ProFund                                   June 30, 2001
(Unaudited)

 Common Stocks (74.9%)

                                                                       Market
                                                              Shares    Value
                                                              ------ -----------
AMB Property Corp. .......................................... 19,762 $   509,069
Apartment Investment & Management Co.--Class A............... 16,147     778,285
Archstone Communities Trust.................................. 28,197     726,919
Arden Realty Group, Inc. .................................... 14,942     398,951
AvalonBay Communities, Inc. ................................. 14,942     698,539
Boston Properties, Inc. ..................................... 19,762     808,266
Brandywine Realty Trust......................................  7,712     173,134
BRE Properties, Inc.--Class A................................ 10,845     328,604
Camden Property Trust........................................  9,399     344,943
Capital Automotive Real Estate Investment Trust..............  5,061      91,098
CarrAmerica Realty Corp. ....................................  8,194     249,917
Catellus Development Corp.*.................................. 19,280     336,436
CBL & Associates Properties, Inc. ...........................  4,820     147,926
Centerpoint Properties Corp. ................................  4,820     241,964
Chelsea Property Group, Inc. ................................  3,615     169,544
Colonial Properties Trust....................................  3,133      96,496
Cousins Properties, Inc. ....................................  9,157     245,865
Crescent Real Estate Equities Co. ........................... 23,859     586,216
Developers Diversified Realty Corp. ......................... 11,327     208,190
Duke-Weeks Realty Corp. ..................................... 28,438     706,684
Equity Inns, Inc. ...........................................  8,676      85,025
Equity Office Properties Trust............................... 72,300   2,286,848
Equity Residential Properties Trust.......................... 31,330   1,771,711
Federal Realty Investment Trust..............................  9,158     189,937
FelCor Lodging Trust, Inc. ..................................  8,917     208,658
First Industrial Realty Trust, Inc. .........................  9,158     294,338
Franchise Finance Corp. of America........................... 11,568     290,472
General Growth Properties, Inc. ............................. 11,327     445,831
Glenborough Realty Trust, Inc. ..............................  5,784     111,631
Health Care Property Investors, Inc. ........................ 11,809     406,230
Health Care REIT, Inc. ......................................  6,748     160,265
Healthcare Realty Trust, Inc. ...............................  9,399     247,194
Highwoods Properties, Inc. .................................. 12,773     340,400
Home Properties of New York, Inc. ...........................  4,097     123,320
HomeStore.com, Inc.*......................................... 13,978     488,671
Hospitality Properties Trust................................. 12,291     350,294
Host Marriott Corp. ......................................... 48,200     603,464
HRPT Properties Trust........................................ 30,848     300,151
IndyMac Bancorp, Inc.*....................................... 14,219     381,069
iStar Financial, Inc. .......................................  7,712     217,478
JDN Realty Corp. ............................................  6,989      93,653
Kilroy Realty Corp. .........................................  6,266     182,341
Kimco Realty Corp. .......................................... 13,737     650,448
Koger Equity, Inc. ..........................................  6,266     103,389
La Quinta Properties, Inc.*.................................. 33,499     173,525
Liberty Property Trust....................................... 16,147     477,951
LNR Property Corp. ..........................................  5,543     194,005
Macerich Co. ................................................  7,953     197,234
Mack-Cali Realty Corp. ...................................... 13,255     377,502
Manufactured Home Communities, Inc. .........................  4,579     128,670
MeriStar Hospitality Corp. .................................. 10,363     246,121
Mills Corp. .................................................  5,302     130,429
Nationwide Health Properties, Inc. .......................... 10,845     219,069
New Plan Excel Realty Trust, Inc. ........................... 20,485     313,421
Pinnacle Holdings, Inc.*..................................... 10,363      62,282
Plum Creek Timber Co., Inc. ................................. 16,147     454,215
Post Properties, Inc. .......................................  9,158     346,630

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
 Prentiss Properties Trust...................................  7,953 $  209,164
 Prologis Trust.............................................. 40,729    925,363
 Public Storage, Inc. ....................................... 18,075    535,924
 Reckson Associates Realty Corp. ............................  9,881    227,263
 RFS Hotel Investors, Inc. ..................................  5,784     91,329
 Rouse Co. .................................................. 15,183    434,993
 Security Capital Group, Inc.*............................... 20,003    428,064
 Shurgard Storage Centers, Inc.--Class A.....................  6,507    203,344
 Simon Property Group, Inc. ................................. 32,776    982,297
 SL Green Realty Corp. ......................................  5,784    175,313
 Spieker Properties, Inc. ................................... 15,665    939,117
 St. Joe Co. ................................................  8,435    226,817
 Storage USA, Inc. ..........................................  3,615    130,140
 United Dominion Realty Trust, Inc. ......................... 23,618    338,918
 Vornado Realty Trust........................................ 15,424    602,153
 Weingarten Realty Investors.................................  6,989    306,468
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $26,802,529).........................................        28,257,585
                                                                     ----------

 U.S. Treasury Notes (23.3%)

                                                         Principal
                                                           Amount
                                                         ----------
U.S. Treasury Note, 4.00%, 04/30/03..................... $8,803,000   8,771,364
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $8,771,459)......................................              8,771,364
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $35,573,988)(a) (98.2%)..........................             37,028,949
Other assets in excess of liabilities (1.8%)............                675,077
                                                                    -----------
TOTAL NET ASSETS (100.0%)...............................            $37,704,026
                                                                    ===========

-----
Percentages indicated are based on net assets of $37,704,026.

* Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $1,524,969
      Unrealized depreciation....    (70,008)
                                  ----------
      Net unrealized
       appreciation.............. $1,454,961
                                  ==========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $35,573,988).........................  $37,028,949
 Cash.............................................................           44
 Dividends and interest receivable................................      210,198
 Unrealized appreciation on swap contracts........................      506,152
 Prepaid expenses.................................................       21,012
                                                                    -----------
 Total Assets.....................................................   37,766,355
Liabilities:
 Advisory fees payable............................................       20,364
 Management servicing fees payable................................        4,073
 Administration fees payable......................................          229
 Distribution and service fees payable--Service Class.............       24,665
 Other accrued expenses...........................................       12,998
                                                                    -----------
 Total Liabilities................................................       62,329
                                                                    -----------
Net Assets........................................................  $37,704,026
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $38,516,583
 Accumulated undistributed net investment income..................      194,997
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (2,968,667)
 Net unrealized appreciation on investments and swap contracts....    1,961,113
                                                                    -----------
Total Net Assets..................................................  $37,704,026
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $15,118,301
 Shares of Beneficial Interest Outstanding........................      614,056
 Net Asset Value (offering and redemption price per share)........  $     24.62
                                                                    ===========
Service Class:
 Net Assets.......................................................  $22,585,725
 Shares of Beneficial Interest Outstanding........................      925,991
 Net Asset Value (offering and redemption price per share)........  $     24.39
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends.........................................................  $  265,635
 Interest..........................................................      88,570
                                                                     ----------
 Total Income......................................................     354,205
Expenses:
 Advisory fees.....................................................      43,130
 Management servicing fees.........................................       8,626
 Administration fees...............................................       3,447
 Distribution and service fees--Service Class......................      25,417
 Registration and filing fees......................................      18,039
 Custody fees......................................................       4,878
 Transfer agent fees...............................................      16,537
 Fund accounting fees..............................................       6,208
 Other fees........................................................       8,000
                                                                     ----------
 Total expenses....................................................     134,282
                                                                     ----------
Net Investment Income..............................................     219,923
                                                                     ----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts.............    (795,962)
 Net change in unrealized appreciation on investments and swap
  contracts........................................................   1,605,445
                                                                     ----------
 Net realized and unrealized gains on investments and swap
  contracts........................................................     809,483
                                                                     ----------
Increase in Net Assets Resulting from Operations...................  $1,029,406
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................    $    219,923     $     427,217
 Net realized losses on investments and swap
  contracts.................................        (795,962)       (2,211,369)
 Net change in unrealized appreciation on
  investments and swap contracts............       1,605,445           355,668
                                                ------------     -------------
 Net increase/(decrease) in net assets
  resulting from operations.................       1,029,406        (1,428,484)
Distributions to Shareholders from:
 Net investment income
 Investor Class.............................              --          (241,898)
 Service Class..............................              --          (171,581)
 Return of capital
 Investor Class.............................              --           (51,894)
 Service Class..............................              --           (36,808)
                                                ------------     -------------
 Net decrease in net assets resulting from
  distributions.............................              --          (502,181)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      96,940,393       146,581,370
 Service Class..............................      57,274,657        42,070,760
 Dividends reinvested
 Investor Class.............................              --           290,144
 Service Class..............................              --           208,115
 Cost of shares redeemed
 Investor Class.............................     (92,290,287)     (135,154,705)
 Service Class..............................     (40,948,291)      (36,366,871)
                                                ------------     -------------
 Net increase in net assets resulting from
  capital transactions......................      20,976,472        17,628,813
                                                ------------     -------------
 Total increase in net assets...............      22,005,878        15,698,148
Net Assets:
 Beginning of period........................      15,698,148                --
                                                ------------     -------------
 End of period..............................    $ 37,704,026     $  15,698,148
                                                ============     =============
Share Transactions:
 Shares issued
 Investor Class.............................       4,308,791         6,645,125
 Service Class..............................       2,541,199         1,976,809
 Shares reinvested
 Investor Class.............................              --            13,034
 Service Class..............................              --             9,383
 Shares redeemed
 Investor Class.............................      (4,139,784)       (6,213,110)
 Service Class..............................      (1,890,984)       (1,710,416)
                                                ------------     -------------
 Net increase...............................         819,222           720,825
                                                ============     =============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Financial Highlights
For a share of beneficial interest outstanding

                                                      Investor Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period.......   $     21.81         $    20.00
                                              -----------         ----------
 Net investment income.....................          0.50(b)            0.62(b)
 Net realized and unrealized gain on
  investments and swap contracts...........          2.31               2.10(c)
                                              -----------         ----------
 Total income from investment operations...          2.81               2.72
                                              -----------         ----------
Distribution to Shareholders from:
 Net investment income.....................            --              (0.75)
 Return of capital.........................            --              (0.16)
                                              -----------         ----------
 Total distributions.......................            --              (0.91)
                                              -----------         ----------
Net Asset Value, End of Period.............   $     24.62         $    21.81
                                              ===========         ==========
Total Return...............................         12.88%(d)          13.49%(d)
Ratios/Supplemental Data:
Net assets, end of period..................   $15,118,301         $9,704,297
Ratio of expenses to average net assets....          1.95%(e)           1.58%(e)
Ratio of net investment income to average
 net assets................................          4.46%(e)           5.31%(e)
Ratio of expenses to average net assets*...          1.95%(e)           2.10%(e)
Portfolio turnover(f)......................           833%              1617%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Financial Highlights, continued
For a share of beneficial interest outstanding

                                                      Service Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period.......   $     21.73         $    20.00
                                              -----------         ----------
 Net investment income.....................          0.34(b)            0.89(b)
 Net realized and unrealized gain on
  investments and swap contracts...........          2.32               1.67(c)
                                              -----------         ----------
 Total income from investment operations...          2.66               2.56
                                              -----------         ----------
Distribution to Shareholders from:
 Net investment income.....................            --              (0.68)
 Return of capital.........................            --              (0.15)
                                              -----------         ----------
 Total distributions.......................            --              (0.83)
                                              -----------         ----------
Net Asset Value, End of Period.............   $     24.39         $    21.73
                                              ===========         ==========
Total Return...............................         12.24%(d)          12.73%(d)
Ratios/Supplemental Data:
Net assets, end of period..................   $22,585,725         $5,993,851
Ratio of expenses to average net assets....          2.82%(e)           2.58%(e)
Ratio of net investment income to average
 net assets................................          3.02%(e)           7.96%(e)
Ratio of expenses to average net assets*...          2.82%(e)           3.10%(e)
Portfolio turnover(f)......................           833%              1617%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Semiconductor UltraSector ProFund                                 June 30, 2001
(Unaudited)

Common Stocks (68.3%)
                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Actel Corp.*..................................................    126 $    3,093
Advanced Micro Devices, Inc.*.................................  1,701     49,125
Agere Systems, Inc.--Class A*.................................  3,906     29,295
Alliance Semiconductor Corp.*.................................    126      1,515
Alpha Industries, Inc.*.......................................    252      7,447
Altera Corp.*.................................................  2,079     60,291
Amkor Technology, Inc.*.......................................    441      9,746
ANADIGICS, Inc.*..............................................    189      4,347
Analog Devices*...............................................  1,953     84,466
Applied Materials, Inc.*......................................  4,410    216,531
Applied Micro Circuits Corp.*.................................  1,638     28,174
Asyst Technologies, Inc.*.....................................    189      2,552
Atmel Corp.*..................................................  2,331     31,445
ATMI, Inc.*...................................................    126      3,780
AudioCodes Ltd.*..............................................    189      1,336
Axcelis Technologies, Inc.*...................................    504      7,459
AXT, Inc.*....................................................    126      3,364
Benchmark Electronics, Inc.*..................................    126      3,069
Broadcom Corp.--Class A*......................................  1,008     43,102
Brooks Automation, Inc.*......................................     63      2,904
Centillium Communications, Inc.*..............................    126      3,117
Cirrus Logic, Inc.*...........................................    378      8,705
Cohu, Inc.....................................................    126      2,835
Conexant Systems, Inc.*.......................................  1,323     11,841
Credence Systems Corp.*.......................................    252      6,108
Cree Research, Inc.*..........................................    378      9,883
Cypress Semiconductor Corp.*..................................    693     16,528
DSP Group, Inc.*..............................................    126      2,703
DuPont Photomasks, Inc.*......................................     63      3,040
Elantec Semiconductor, Inc.*..................................    126      4,258
Electroglas, Inc.*............................................    126      2,230
EMCORE Corp.*.................................................    126      3,875
ESS Technology, Inc.*.........................................    126        882
Exar Corp.*...................................................    189      3,735
Fairchild Semiconductor International, Inc.* .................    567     13,041
FSI International, Inc.*......................................    126      1,588
GlobeSpan, Inc.*..............................................    378      5,519
hi/fn, Inc.*..................................................     63        953
Integrated Device Technology, Inc.*...........................    567     17,968
Integrated Silicon Solution, Inc.*............................    126      1,751
Intel Corp.................................................... 27,714    810,635
International Rectifier Corp.*................................    315     10,742
Intersil Holding Corp.*.......................................    315     11,466
KEMET Corp.*..................................................    504      9,984
KLA-Tencor Corp.*.............................................  1,008     58,938
Kopin Corp.*..................................................    378      4,589
Kulicke & Soffa Industries, Inc.*.............................    252      4,324
Lam Research Corp.*...........................................    693     20,547
Lattice Semiconductor Corp.*..................................    567     13,835
Linear Technology Corp........................................  1,701     75,218
LSI Logic Corp.*..............................................  1,953     36,716
LTX Corp.*....................................................    252      6,441
Marvell Technology Group Ltd.*................................    378     10,168
Maxim Integrated Products, Inc.*..............................  1,764     77,986
Micrel, Inc.*.................................................    315     10,395
Microchip Technology, Inc.*...................................    693     23,167
Micron Technology, Inc.*......................................  2,898    119,108
National Semiconductor Corp.*.................................    945     27,518
Novellus Systems, Inc.*.......................................    756     42,933

 Common Stocks, continued
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------
 NVIDIA Corp.*............................................      315  $   29,216
 Oak Technology, Inc.*....................................      252       2,669
 ON Semiconductor Corp.*..................................      252       1,147
 Photronics, Inc.*........................................      126       3,233
 PLX Technology, Inc.*....................................      126       1,070
 PMC-Sierra, Inc.*........................................      882      27,404
 Power Integrations, Inc.*................................      126       1,966
 PRI Automation, Inc.*....................................      126       2,334
 QLogic Corp.*............................................      504      32,483
 Rambus, Inc.*............................................      504       6,204
 RF Micro Devices, Inc.*..................................      756      20,389
 Semtech Corp.*...........................................      378      11,340
 Silicon Image, Inc.*.....................................      252       1,260
 Silicon Laboratories, Inc.*..............................       63       1,392
 Silicon Storage Technology, Inc.*........................      441       4,467
 Siliconix, Inc.*.........................................       63       1,993
 SpeedFam-IPEC, Inc.*.....................................      126         402
 Standard Microsystems Corp.*.............................       63       1,128
 Teradyne, Inc.*..........................................      945      31,280
 Texas Instruments, Inc...................................    9,387     295,691
 Transmeta Corp.*.........................................      504       2,812
 TranSwitch Corp.*........................................      441       4,851
 Triquint Semiconductor, Inc.*............................      441       9,923
 Ultratech Stepper, Inc.*.................................      126       3,232
 Varian Semiconductor Equipment Associates, Inc.*.........      189       7,938
 Viasystems Group, Inc.*..................................      378       1,138
 Virata Corp.*............................................      315       3,733
 Vitesse Semiconductor Corp.*.............................    1,008      21,208
 Xilinx, Inc.*............................................    1,764      72,747
 Zoran Corp.*.............................................      126       3,745
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $2,330,282).......................................            2,696,706
                                                                     ----------
 U.S. Treasury Notes (18.8%)
                                                           Principal
                                                            Amount
                                                           ---------
 U.S. Treasury Note, 4.00%, 04/30/03...................... $743,000     740,330
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $740,338).........................................              740,330
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $3,070,620)(a) (87.1%)............................            3,437,036
 Other assets in excess of liabilities (12.9%)............              506,950
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $3,943,986
                                                                     ==========

-----
Percentages indicated are based on net assets of $3,943,986.
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $372,586
      Unrealized depreciation......    (6,170)
                                     --------
      Net unrealized appreciation..  $366,416
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Semiconductor UltraSector ProFund                                  June 30, 2001
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $3,070,620)..........................  $ 3,437,036
 Cash.............................................................          308
 Dividends and interest receivable................................        5,012
 Receivable for investments sold..................................      264,384
 Unrealized appreciation on swap contracts........................      197,030
 Prepaid expenses.................................................       41,805
                                                                    -----------
 Total Assets.....................................................    3,945,575
Liabilities:
 Administration fees payable......................................           29
 Distribution and service fees payable--Service Class.............        1,560
                                                                    -----------
 Total Liabilities................................................        1,589
                                                                    -----------
Net Assets........................................................  $ 3,943,986
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $11,198,262
 Accumulated net investment loss..................................      (47,926)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (7,769,796)
 Net unrealized appreciation on investments and swap contracts....      563,446
                                                                    -----------
Total Net Assets..................................................  $ 3,943,986
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 2,937,707
 Shares of Beneficial Interest Outstanding........................       63,361
 Net Asset Value (offering and redemption price per share)........  $     46.36
                                                                    ===========
Service Class:
 Net Assets.......................................................  $ 1,006,279
 Shares of Beneficial Interest Outstanding........................       21,933
 Net Asset Value (offering and redemption price per share)........  $     45.88
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    31,843
 Dividends........................................................        3,173
                                                                    -----------
 Total Income.....................................................       35,016
Expenses:
 Advisory fees....................................................       16,335
 Management servicing fees........................................        3,267
 Administration fees..............................................          403
 Distribution and service fees--Service Class.....................        2,218
 Registration and filing fees.....................................        7,741
 Custody fees.....................................................        4,053
 Transfer agent fees..............................................       12,420
 Fund accounting fees.............................................        1,100
 Other fees.......................................................        1,637
                                                                    -----------
 Total expenses before waivers....................................       49,174
 Less expenses waived.............................................       (4,808)
                                                                    -----------
 Net expenses.....................................................       44,366
                                                                    -----------
Net Investment Loss...............................................       (9,350)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (3,217,254)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      702,838
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (2,514,416)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(2,523,766)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund


 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................    $     (9,350)    $       (344)
 Net realized losses on investments and swap
  contracts.................................      (3,217,254)      (4,647,141)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................         702,838         (139,392)
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (2,523,766)      (4,786,877)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      42,955,505       45,068,690
 Service Class..............................       4,922,072       17,855,979
 Cost of shares redeemed
 Investor Class.............................     (39,427,182)     (40,239,949)
 Service Class..............................      (4,214,917)     (15,665,569)
                                                ------------     ------------
 Net increase in net assets resulting from
  capital transactions......................       4,235,478        7,019,151
                                                ------------     ------------
 Total increase in net assets...............       1,711,712        2,232,274
Net Assets:
 Beginning of period........................       2,232,274               --
                                                ------------     ------------
 End of period..............................    $  3,943,986     $  2,232,274
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       6,105,620        4,005,135
 Service Class..............................         716,398        1,164,042
 Shares redeemed
 Investor Class.............................      (6,375,894)      (3,671,500)
 Service Class..............................        (743,601)      (1,114,906)
                                                ------------     ------------
 Net increase/(decrease)....................        (297,477)         382,771
                                                ============     ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund


 Financial Highlights
For a share of beneficial interest outstanding

                                                     Investor Class
                                           ------------------------------------
                                                               For the period
                                               For the        June 20, 2000(a)
                                           six months ended        through
                                            June 30, 2001     December 31, 2000
                                           ----------------   -----------------
                                             (Unaudited)

Net Asset Value, Beginning of Period(b)..     $    58.40         $   200.00
                                              ----------         ----------
 Net investment income/(loss)............          (0.09)(c)           0.20(c)
 Net realized and unrealized loss on
  investments and swap contracts.........         (11.95)           (141.80)
                                              ----------         ----------
 Total loss from investment operations...         (12.04)           (141.60)
                                              ----------         ----------
Net Asset Value, End of Period...........     $    46.36         $    58.40
                                              ==========         ==========
Total Return.............................         (20.60)%(d)        (70.80)%(d)
Ratios/Supplemental Data:
Net assets, end of period................     $2,937,707         $1,947,253
Ratio of expenses to average net assets..           1.94%(e)           1.87%(e)
Ratio of net investment income/(loss) to
 average net assets......................          (0.33)%(e)          0.31%(e)
Ratio of expenses to average net
 assets*.................................           2.13%(e)           3.10%(e)
Portfolio turnover(f)....................            817%              1456%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)

Net Asset Value, Beginning of Period(b)...     $    58.00          $ 200.00
                                               ----------          --------
 Net investment loss......................          (0.33)(c)         (0.40)(c)
 Net realized and unrealized loss on
  investments and swap contracts..........         (11.79)          (141.60)
                                               ----------          --------
 Total loss from investment operations....         (12.12)          (142.00)
                                               ----------          --------
Net Asset Value, End of Period............     $    45.88          $  58.00
                                               ==========          ========
Total Return..............................         (20.88)%(d)       (71.00)%(d)
Ratios/Supplemental Data:
Net assets, end of period.................     $1,006,279          $285,021
Ratio of expenses to average net assets...           2.95%(e)          2.94%(e)
Ratio of net investment loss to average
 net assets...............................          (1.31)%(e)        (0.73)%(e)
Ratio of expenses to average net assets*..           3.44%(e)          4.17%(e)
Portfolio turnover(f).....................            817%             1456%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c) Per share net investment loss has been calculated using the daily average shares method.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Technology UltraSector ProFund                                     June 30, 2001
(Unaudited)

 Common Stocks (75.5%)

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
3Com Corp.*...................................................   861  $    4,090
ADC Telecommunications, Inc.*.................................   984       6,494
Adobe Systems, Inc............................................   246      11,562
Advanced Micro Devices, Inc.*.................................   328       9,473
Agere Systems, Inc.--Class A*................................. 1,066       7,995
Altera Corp.* ................................................   410      11,890
Amdocs Ltd.*..................................................   164       8,831
American Tower Corp.* ........................................   246       5,085
Analog Devices*...............................................   369      15,959
Apple Computer, Inc.*.........................................   410       9,533
Applied Materials, Inc.*......................................   779      38,249
Applied Micro Circuits Corp.* ................................   369       6,347
Atmel Corp.* .................................................   533       7,190
Autodesk, Inc.................................................   123       4,588
Avaya, Inc.*..................................................   410       5,617
BEA Systems, Inc.*............................................   410      12,591
BMC Software, Inc.* ..........................................   287       6,469
Broadcom Corp.--Class A*......................................   205       8,766
Brocade Communications Systems, Inc.*.........................   246      10,822
Cabletron Systems, Inc.*......................................   287       6,558
Cadence Design Systems, Inc.*.................................   328       6,111
Check Point Software Technologies Ltd.*.......................   205      10,367
CIENA Corp.*..................................................   328      12,464
Cisco Systems, Inc.*.......................................... 6,765     123,122
Citrix Systems, Inc.* ........................................   246       8,585
Compaq Computer Corp.......................................... 1,640      25,404
Computer Associates International, Inc. ......................   451      16,236
Compuware Corp.*..............................................   492       6,883
Comverse Technology, Inc.*....................................   164       9,364
Conexant Systems, Inc.* ......................................   492       4,403
Corning, Inc. ................................................   943      15,758
Crown Castle International Corp.*.............................   287       4,707
Cypress Semiconductor Corp.* .................................   205       4,889
Dell Computer Corp.* ......................................... 2,173      56,824
EMC Corp.*.................................................... 2,091      60,743
Emulex Corp.*.................................................   123       4,969
Extreme Networks, Inc.*.......................................   164       4,838
Gateway, Inc.*................................................   328       5,396
General Motors Corp.--Class H*................................   738      14,945
Global Crossing Ltd.* ........................................   943       8,148
Hewlett-Packard Co............................................ 1,517      43,386
I2 Technologies, Inc.*........................................   369       7,306
Integrated Device Technology, Inc.*...........................   164       5,197
Intel Corp.................................................... 6,232     182,286
International Business Machines Corp. ........................ 1,599     180,686
Intuit, Inc.* ................................................   205       8,198
JDS Uniphase Corp.* .......................................... 1,312      16,400
Juniper Networks, Inc.*.......................................   287       8,926
KLA-Tencor Corp.*.............................................   205      11,986
Lam Research Corp.*...........................................   205       6,078
Lattice Semiconductor Corp.*..................................   205       5,002
Level 3 Communications, Inc.*.................................   574       3,151
Lexmark International Group, Inc.*............................   164      11,029

 Common Stocks, continued

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
Linear Technology Corp. .....................................   328  $   14,504
LSI Logic Corp.*.............................................   410       7,708
Lucent Technologies, Inc..................................... 3,403      21,099
Maxim Integrated Products, Inc.*.............................   328      14,501
McDATA Corp.--Class A*.......................................   205       3,598
Mercury Interactive Corp.*...................................   123       7,368
Microchip Technology, Inc.* .................................   205       6,853
Micron Technology, Inc.*.....................................   533      21,906
Microsoft Corp.* ............................................ 4,223     308,278
Motorola, Inc. .............................................. 2,091      34,627
National Semiconductor Corp.* ...............................   246       7,164
NCR Corp.*...................................................   123       5,781
Network Appliance, Inc.* ....................................   410       5,617
Novellus Systems, Inc.*......................................   164       9,314
NVIDIA Corp.*................................................    82       7,606
Openwave Systems, Inc.*......................................   205       7,114
Oracle Corp.*................................................ 4,018      76,342
Palm, Inc.*..................................................   820       4,977
Parametric Technology Corp.*.................................   410       5,736
PeopleSoft, Inc.*............................................   287      14,129
Peregrine Systems, Inc.*.....................................   205       5,945
Pitney Bowes, Inc............................................   246      10,362
PMC-Sierra, Inc.*............................................   205       6,369
QLogic Corp.*................................................   123       7,927
Qualcomm, Inc.*..............................................   697      40,760
Quantum Corp.--DLT & Storage Systems Group*..................   369       3,723
Rational Software Corp.*.....................................   287       8,050
Retek, Inc.* ................................................   123       5,897
RF Micro Devices, Inc.*......................................   164       4,423
Scientific-Atlanta, Inc......................................   164       6,658
Seagate Technology, Inc.*(a).................................   126           0
Siebel Systems, Inc.* .......................................   410      19,229
Sonus Networks, Inc.* .......................................   287       6,704
Storage Technology Corp.*....................................   287       3,949
Sun Microsystems, Inc.*...................................... 3,116      48,984
SunGard Data Systems, Inc.*..................................   246       7,382
Sybase, Inc.*................................................   246       4,047
Symantec Corp.* .............................................    82       3,583
Synopsys, Inc.*..............................................    82       3,968
Tellabs, Inc.*...............................................   410       7,946
Teradyne, Inc.*..............................................   205       6,786
Texas Instruments, Inc. ..................................... 1,640      51,660
Unisys Corp.* ...............................................   492       7,237
VeriSign, Inc.*..............................................   205      12,303
Veritas Software Corp.* .....................................   410      27,277
Vitesse Semiconductor Corp.* ................................   246       5,176
Xerox Corp...................................................   820       7,847
Xilinx, Inc.*................................................   328      13,527
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $1,809,993)...........................................         2,013,837
                                                                     ----------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Technology UltraSector ProFund                                     June 30, 2001

(Unaudited)
 U.S. Treasury Notes (19.6%)

                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
U.S. Treasury Note, 4.00%, 04/30/03....................... $526,000  $  524,110
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $524,115)..........................................              524,110
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $2,334,108)(b) (95.1%).............................            2,537,947
Other assets in excess of
 liabilities (4.9%).......................................              129,429
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $2,667,376
                                                                     ==========

-----
Percentages indicated are based on net assets of $2,667,376.

* Non-income producing
(a)Escrowed security
(b) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $212,478
      Unrealized depreciation......    (8,639)
                                     --------
      Net unrealized appreciation..  $203,839
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $2,334,108)..........................  $ 2,537,947
 Cash.............................................................          428
 Dividends and interest receivable................................        3,715
 Unrealized appreciation on swap contracts........................       93,234
 Prepaid expenses.................................................       34,012
                                                                    -----------
 Total Assets.....................................................    2,669,336
Liabilities:
 Administration fees payable......................................           15
 Distribution and service fees payable--Service Class.............        1,945
                                                                    -----------
 Total Liabilities................................................        1,960
                                                                    -----------
Net Assets........................................................  $ 2,667,376
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 8,666,073
 Accumulated net investment loss..................................      (24,640)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (6,271,130)
 Net unrealized appreciation on investments and swap contracts....      297,073
                                                                    -----------
Total Net Assets..................................................  $ 2,667,376
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 2,496,335
 Shares of Beneficial Interest Outstanding........................       49,093
 Net Asset Value (offering and redemption price per share)........  $     50.85
                                                                    ===========
Service Class:
 Net Assets.......................................................  $   171,041
 Shares of Beneficial Interest Outstanding........................        3,373
 Net Asset Value (offering and redemption price per share)........  $     50.71
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    37,362
 Dividends........................................................        3,093
                                                                    -----------
 Total Income.....................................................       40,455
Expenses:
 Advisory fees....................................................       16,617
 Management servicing fees........................................        3,323
 Administration fees..............................................          501
 Distribution and service fees--Service Class.....................        1,226
 Registration and filing fees.....................................        9,481
 Custody fees.....................................................        5,959
 Transfer agent fees..............................................        8,489
 Fund accounting fees.............................................        1,543
 Other fees.......................................................        2,949
                                                                    -----------
 Total expenses before waivers....................................       50,088
 Less expenses waived.............................................       (2,778)
                                                                    -----------
 Net expenses.....................................................       47,310
                                                                    -----------
Net Investment Loss...............................................       (6,855)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (5,106,098)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      410,384
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (4,695,714)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(4,702,569)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................    $     (6,855)    $     (2,087)
 Net realized losses on investments and swap
  contracts.................................      (5,106,098)      (1,201,532)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................         410,384         (113,311)
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (4,702,569)      (1,316,930)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      34,143,042       15,143,098
 Service Class..............................       2,210,571        6,218,264
 Cost of shares redeemed
 Investor Class.............................     (29,764,958)     (11,704,298)
 Service Class..............................      (1,963,359)      (5,595,485)
                                                ------------     ------------
 Net increase in net assets resulting from
  capital transactions......................       4,625,296        4,061,579
                                                ------------     ------------
 Total increase/(decrease) in net assets....         (77,273)       2,744,649
Net Assets:
 Beginning of period........................       2,744,649               --
                                                ------------     ------------
 End of period..............................    $  2,667,376     $  2,744,649
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       3,427,654        1,186,842
 Service Class..............................         232,105          528,932
 Shares redeemed
 Investor Class.............................      (3,707,137)        (858,266)
 Service Class..............................        (258,558)        (499,106)
                                                ------------     ------------
 Net increase/(decrease)....................        (305,936)         358,402
                                                ============     ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                                           ------------------------------------
                                                               For the period
                                               For the        June 20, 2000(a)
                                           six months ended        through
                                            June 30, 2001     December 31, 2000
                                           ----------------   -----------------
                                             (Unaudited)
Net Asset Value, Beginning of Period(b)..     $    76.60         $   200.00
                                              ----------         ----------
 Net investment income/(loss)............          (0.10)(c)           0.10(c)
 Net realized and unrealized loss on
  investments and swap contracts.........         (25.65)           (123.50)
                                              ----------         ----------
 Total loss from investment operations...         (25.75)           (123.40)
                                              ----------         ----------
Net Asset Value, End of Period...........     $    50.85         $    76.60
                                              ==========         ==========
Total Return.............................         (33.62)%(d)        (61.70)%(d)
Ratios/Supplemental Data:
Net assets, end of period................     $2,496,335         $2,516,592
Ratio of expenses to average net assets..           1.95%(e)           1.62%(e)
Ratio of net investment income/(loss) to
 average net assets......................          (0.27)%(e)          0.17%(e)
Ratio of expenses to average net
 assets*.................................           2.22%(e)           4.63%(e)
Portfolio turnover(f)....................            652%              1088%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                                             -----------------------------------
                                                                For the period
                                                 For the       June 20, 2000(a)
                                             six months ended       through
                                              June 30, 2001    December 31, 2000
                                             ----------------  -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period(b)....      $  76.50          $ 200.00
                                                 --------          --------
 Net investment loss.......................         (0.35)(c)         (0.70)(c)
 Net realized and unrealized loss on
  investments and swap contracts...........        (25.44)          (122.80)
                                                 --------          --------
 Total loss from investment operations.....        (25.79)          (123.50)
                                                 --------          --------
Net Asset Value, End of Period.............      $  50.71          $  76.50
                                                 ========          ========
Total Return...............................        (33.70)%(d)       (61.75)%(d)
Ratios/Supplemental Data:
Net assets, end of period..................      $171,041          $228,057
Ratio of expenses to average net assets....          2.95%(e)          2.92%(e)
Ratio of net investment loss to average net
 assets....................................         (1.07)%(e)        (1.09)%(e)
Ratio of expenses to average net assets*...          3.14%(e)          5.93%(e)
Portfolio turnover(f)......................           652%             1088%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b)  Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c) Per share net investment loss has been calculated using the daily average shares method.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Telecommunications UltraSector ProFund                            June 30, 2001
(Unaudited)

 Common Stocks (81.9%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
 Adelphia Business Solutions, Inc.*..........................    57  $      234
 Aether Systems, Inc.*.......................................    57         504
 AirGate PCS, Inc.*..........................................    19         988
 Allegiance Telecom, Inc.*...................................   190       2,848
 Alltel Corp. ...............................................   551      33,754
 AT&T Corp. ................................................. 7,011     154,242
 AT&T Wireless Group*........................................ 1,501      24,541
 BellSouth Corp. ............................................ 3,515     141,549
 Broadwing, Inc.*............................................   380       9,291
 CenturyTel, Inc. ...........................................   247       7,484
 Citizens Communications Co.*................................   494       5,943
 Covad Communications Group, Inc.*...........................   342         345
 Focal Communications*.......................................    38          90
 GoAmerica, Inc.*............................................    95         201
 IDT Corp.--Class B*.........................................    76         836
 IDT Corp.*..................................................    38         513
 Interdigital Communications Corp.*..........................    95       1,259
 Intermedia Communications, Inc.*............................   114       1,699
 ITC Deltacom, Inc.*.........................................    76         304
 Leap Wireless International, Inc.*..........................    57       1,727
 McLeodUSA, Inc.--Class A*...................................   874       4,012
 Metromedia Fiber Network, Inc.*.............................   836       1,705
 Mpower Holding Corp.*.......................................    95          90
 Network Plus Corp.*.........................................    76         206
 Nextel Communications, Inc.--Class A*....................... 1,216      21,280
 Nextel Partners, Inc.--Class A*.............................   285       4,423
 Qwest Communications International, Inc. ................... 2,546      81,141
 RCN Corp.*..................................................   114         626
 Rural Cellular Corp.--Class A*..............................    19         861
 SBC Communications, Inc. ...................................   627      25,118
 Sprint Corp. (FON Group).................................... 1,330      28,409
 Sprint Corp. (PCS Group)*................................... 1,387      33,496
 TALK America Holdings, Inc.*................................   133         125
 TeleCorp PCS, Inc.--Class A*................................   228       4,416
 Telephone & Data Systems, Inc. .............................    95      10,331
 Time Warner Telecom, Inc.--Class A*.........................    76       2,548
 Triton PCS Holdings, Inc.--Class A*.........................    76       3,116
 US Cellular Corp.*..........................................    38       2,191
 Verizon Communications, Inc. ............................... 5,054     270,389
 Western Wireless Corp.--Class A*............................   133       5,719
 Wireless Facilities, Inc.*..................................    19         124
 WorldCom, Inc.--MCI Group...................................   209       3,365
 WorldCom, Inc.--WorldCom Group*............................. 5,396      76,623
 XO Communications, Inc.--Class A*...........................   494         948
                                                                     ----------
 TOTAL COMMON STOCKS (Cost $937,484).........................           969,614
                                                                     ----------

 U.S. Treasury Notes (19.3%)
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
 U.S. Treasury Note, 4.00%, 04/30/03...................... $229,000  $  228,177
                                                                     ----------
 TOTAL U.S. TREASURY NOTES (Cost $228,179)................              228,177
                                                                     ----------
 TOTAL INVESTMENTS (Cost $1,165,663)(a) (101.2%)..........            1,197,791
 Liabilities in excess of other
  assets (-1.2%)..........................................              (14,575)
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $1,183,216
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,183,216.
*  Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..... $ 45,872
      Unrealized depreciation.....  (13,744)
                                   --------
      Net unrealized
       appreciation............... $ 32,128
                                   ========

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $1,165,663)..........................  $ 1,197,791
 Cash.............................................................          605
 Dividends and interest receivable................................        1,885
 Receivable for investments sold..................................      229,071
 Unrealized appreciation on swap contracts........................       28,665
 Prepaid expenses.................................................       40,857
                                                                    -----------
 Total Assets.....................................................    1,498,874
Liabilities:
 Payable for investments purchased................................      315,420
 Administration fees payable......................................            9
 Distribution and service fees payable--Service Class.............          229
                                                                    -----------
 Total Liabilities................................................      315,658
                                                                    -----------
Net Assets........................................................  $ 1,183,216
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 4,126,878
 Accumulated net investment loss..................................       (3,684)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (3,000,771)
 Net unrealized appreciation on investments and swap contracts....       60,793
                                                                    -----------
Total Net Assets..................................................  $ 1,183,216
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 1,162,318
 Shares of Beneficial Interest Outstanding........................      127,759
 Net Asset Value (offering and redemption price per share)........  $      9.10
                                                                    ===========
Service Class:
 Net Assets.......................................................  $    20,898
 Shares of Beneficial Interest Outstanding........................        2,324
 Net Asset Value (offering and redemption price per share)........  $      8.99
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    22,059
 Dividends........................................................       10,114
                                                                    -----------
 Total Income.....................................................       32,173
Expenses:
 Advisory fees....................................................       11,242
 Management servicing fees........................................        2,248
 Administration fees..............................................          283
 Distribution and service fees--Service Class.....................          969
 Registration and filing fees.....................................       10,158
 Custody fees.....................................................        2,432
 Transfer agent fees..............................................        3,736
 Fund accounting fees.............................................          837
 Other fees.......................................................        1,176
                                                                    -----------
 Total expenses before waivers....................................       33,081
 Less expenses waived.............................................       (3,453)
                                                                    -----------
 Net expenses.....................................................       29,628
                                                                    -----------
Net Investment Income.............................................        2,545
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (1,888,819)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................       82,639
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (1,806,180)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,803,635)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................    $      2,545     $      7,415
 Net realized losses on investments and swap
  contracts.................................      (1,888,819)      (1,143,810)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................          82,639          (21,846)
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (1,803,635)      (1,158,241)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      33,427,654       21,757,039
 Service Class..............................       1,787,776        9,583,048
 Cost of shares redeemed
 Investor Class.............................     (30,860,819)     (20,596,769)
 Service Class..............................      (1,906,541)      (9,046,296)
                                                ------------     ------------
 Net increase in net assets resulting from
  capital transactions......................       2,448,070        1,697,022
                                                ------------     ------------
 Total increase in net assets...............         644,435          538,781
Net Assets:
 Beginning of period........................         538,781               --
                                                ------------     ------------
 End of period..............................    $  1,183,216     $    538,781
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       2,936,371        1,592,961
 Service Class..............................         145,344          680,235
 Shares redeemed
 Investor Class.............................      (2,846,273)      (1,555,300)
 Service Class..............................        (158,198)        (665,057)
                                                ------------     ------------
 Net increase...............................          77,244           52,839
                                                ============     ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

Financial Highlights

For a share of beneficial interest outstanding

                                                      Investor Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period......     $    10.21          $  20.00
                                               ----------          --------
 Net investment income....................           0.01(b)           0.08(b)
 Net realized and unrealized loss on
  investments and swap contracts..........          (1.12)            (9.87)
                                               ----------          --------
 Total loss from investment operations....          (1.11)            (9.79)
                                               ----------          --------
Net Asset Value, End of Period............     $     9.10          $  10.21
                                               ==========          ========
Total Return..............................         (10.87)%(c)       (48.95)%(c)
Ratios/Supplemental Data:
Net assets, end of period.................     $1,162,318          $384,570
Ratio of expenses to average net assets...           1.92%(d)          1.92%(d)
Ratio of net investment income to average
 net assets...............................           0.09%(d)          1.15%(d)
Ratio of expenses to average net assets*..           2.16%(d)          4.70%(d)
Portfolio turnover(e).....................           1317%             1515%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                                             -----------------------------------
                                                                For the period
                                                 For the       June 20, 2000(a)
                                             six months ended       through
                                              June 30, 2001    December 31, 2000
                                             ----------------  -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period........     $ 10.16           $  20.00
                                                 -------           --------
 Net investment income......................        0.07(b)            0.09(b)
 Net realized and unrealized loss on
  investments and swap contracts............       (1.24)             (9.93)
                                                 -------           --------
 Total loss from investment operations......       (1.17)             (9.84)
                                                 -------           --------
Net Asset Value, End of Period..............     $  8.99           $  10.16
                                                 =======           ========
Total Return................................      (11.52)%(c)        (49.20)%(c)
Ratios/Supplemental Data:
Net assets, end of period...................     $20,898           $154,211
Ratio of expenses to average net assets.....        2.95%(d)           2.60%(d)
Ratio of net investment income to average
 net assets.................................        1.26%(d)           1.21%(d)
Ratio of expenses to average net assets*....        3.01%(d)           5.38%(d)
Portfolio turnover(e).......................        1317%              1515%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d)Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Utilities UltraSector ProFund                                     June 30, 2001
(Unaudited)

 Common Stocks (75.0%)
                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
 AES Corp.*...................................................   819  $   35,257
 AGL Resources, Inc. .........................................    91       2,161
 Allegheny Energy, Inc. ......................................   224      10,808
 ALLETE, Inc. ................................................   119       2,678
 Alliant Energy Corp. ........................................   140       4,081
 Ameren Corp. ................................................   245      10,462
 American Electric Power, Inc.................................   574      26,502
 American Water Works Co., Inc. ..............................   161       5,308
 Avista Corp. ................................................    84       1,678
 Black Hills Corp. ...........................................    35       1,408
 Calpine Corp.*...............................................   532      20,110
 Catalytica Energy Systems, Inc.*.............................    21         456
 Cinergy Corp. ...............................................   280       9,786
 CLECO Corp. .................................................    77       1,752
 CMS Energy Corp. ............................................   231       6,433
 Conectiv, Inc. ..............................................   147       3,175
 Consolidated Edison, Inc. ...................................   378      15,044
 Constellation Energy Group, Inc. ............................   294      12,524
 Covanta Energy Corp.*........................................    91       1,680
 Dominion Resources, Inc. ....................................   441      26,517
 DPL, Inc.....................................................   231       6,690
 DQE, Inc. ...................................................    98       2,205
 DTE Energy Co. ..............................................   294      13,653
 Duke Energy Corp. ........................................... 1,365      53,248
 Dynegy, Inc.--Class A........................................   287      13,346
 Edison International.........................................   581       6,478
 El Paso Electric Co.*........................................    91       1,455
 Energy East Corp. ...........................................   210       4,391
 Enron Corp. ................................................. 1,316      64,483
 Entergy Corp. ...............................................   392      15,049
 Equitable Resources, Inc. ...................................   119       3,964
 Exelon Corp. ................................................   567      36,355
 FirstEnergy Corp. ...........................................   399      12,832
 FPL Group, Inc. .............................................   315      18,966
 GPU, Inc. ...................................................   210       7,382
 Hawaiian Electric Industries, Inc. ..........................    56       2,139
 IDACORP, Inc. ...............................................    70       2,442
 Kansas City Power & Light Co. ...............................   112       2,750
 KeySpan Corp. ...............................................   245       8,938
 MDU Resources Group, Inc. ...................................   119       3,765
 Mirant Corp.*................................................   601      20,674
 Montana Power Co. ...........................................   182       2,111
 National Fuel Gas Co. .......................................    70       3,639
 Niagara Mohawk Holdings, Inc.*...............................   287       5,077
 NICOR, Inc. .................................................    84       3,274
 NiSource, Inc. ..............................................   371      10,139
 Northeast Utilities System...................................   238       4,939
 Northwest Natural Gas Co. ...................................    42       1,046
 NRG Energy, Inc.*............................................    91       2,009
 NSTAR........................................................    98       4,171
 NUI Corp. ...................................................    21         485
 OGE Energy Corp. ............................................   140       3,165
 ONEOK, Inc. .................................................    84       1,655
 Orion Power Holdings, Inc.*..................................   112       2,667
 Peoples Energy Corp. ........................................    63       2,533
 PG&E Corp....................................................   693       7,762
 Philadelphia Suburban Corp. .................................    77       1,964
 Piedmont Natural Gas Company, Inc. ..........................    56       1,989
 Pinnacle West Capital Corp. .................................   154       7,300

 Common Stocks, continued
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------
 Potomac Electric Power Co. ..............................      196  $    4,100
 PPL Corp. ...............................................      259      14,245
 Progress Energy, Inc. ...................................      371      16,665
 Public Service Co. of New Mexico.........................       70       2,247
 Public Service Enterprise Group, Inc. ...................      371      18,142
 Puget Energy, Inc. ......................................      154       4,035
 Questar Corp. ...........................................      147       3,640
 Reliant Energy, Inc. ....................................      469      15,106
 RGS Energy Group, Inc. ..................................       63       2,363
 SCANA Corp. .............................................      189       5,368
 Sempra Energy............................................      364       9,952
 Sierra Pacific Resources.................................      140       2,239
 Southern Co. ............................................    1,225      28,480
 Southern Union Co.*......................................       84       1,714
 TECO Energy, Inc. .......................................      245       7,473
 TXU Corp. ...............................................      462      22,264
 Unisource Energy Corp. ..................................       56       1,286
 UtiliCorp United, Inc. ..................................      203       6,202
 Vectren Corp. ...........................................      119       2,463
 Western Resources, Inc. .................................      119       2,559
 WGL Holdings, Inc. ......................................       84       2,277
 Wisconsin Energy Corp. ..................................      210       4,992
 Xcel Energy, Inc. .......................................      609      17,326
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $702,997).........................................              760,088
                                                                     ----------
 U.S. Treasury Notes (55.6%)
                                                           Principal
                                                            Amount
                                                           ---------
 U.S. Treasury Note, 4.00%, 04/30/03...................... $565,000     562,970
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $562,976).........................................              562,970
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $1,265,973)(a) (130.6%)...........................            1,323,058
 Liabilities in excess of other
  assets (-30.6%).........................................             (310,062)
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $1,012,996
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,012,996.
*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....... $58,566
      Unrealized depreciation.......  (1,481)
                                     -------
      Net unrealized appreciation... $57,085
                                     =======

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund
(Unaudited)


 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investments, at value (cost $1,265,973)...........................  $1,323,058
 Cash..............................................................         863
 Dividends and interest receivable.................................       6,023
 Receivable for investments sold...................................     976,988
 Unrealized appreciation on swap contracts.........................      20,407
 Prepaid expenses..................................................      53,127
                                                                     ----------
 Total Assets......................................................   2,380,466
Liabilities:
 Payable for capital shares redeemed...............................   1,366,492
 Advisory fees payable.............................................         337
 Administration fees payable.......................................          21
 Distribution and service fees payable--Service Class..............         620
                                                                     ----------
 Total Liabilities.................................................   1,367,470
                                                                     ----------
Net Assets.........................................................  $1,012,996
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $2,564,736
 Accumulated undistributed net investment income...................      22,062
 Accumulated net realized losses on investments and swap
  contracts........................................................  (1,651,294)
 Net unrealized appreciation on investments and swap contracts.....      77,492
                                                                     ----------
Total Net Assets...................................................  $1,012,996
                                                                     ==========
Investor Class:
 Net Assets........................................................  $  565,371
 Shares of Beneficial Interest Outstanding.........................      24,998
 Net Asset Value (offering and redemption price per share).........  $    22.62
                                                                     ==========
Service Class:
 Net Assets........................................................  $  447,625
 Shares of Beneficial Interest Outstanding.........................      19,953
 Net Asset Value (offering and redemption price per share).........  $    22.43
                                                                     ==========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Dividends........................................................  $    29,490
 Interest.........................................................       14,945
                                                                    -----------
 Total Income.....................................................       44,435
Expenses:
 Advisory fees....................................................        8,351
 Management servicing fees........................................        1,670
 Administration fees..............................................          139
 Distribution and service fees--Service Class.....................        1,906
 Registration and filing fees.....................................        5,835
 Custody fees.....................................................        1,403
 Transfer agent fees..............................................        3,615
 Fund accounting fees.............................................          467
 Other fees.......................................................          488
                                                                    -----------
 Total expenses before waivers....................................       23,874
 Less expenses waived.............................................       (1,571)
                                                                    -----------
 Net expenses.....................................................       22,303
                                                                    -----------
Net Investment Income.............................................       22,132
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts............   (1,212,943)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      (91,219)
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (1,304,162)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,282,030)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund


 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      July 27, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................    $     22,132     $     32,418
 Net realized losses on investments and swap
  contracts.................................      (1,212,943)        (144,888)
 Net change in unrealized appreciation on
  investments and swap contracts............         (91,219)         168,711
                                                ------------     ------------
 Net increase/(decrease) in net assets
  resulting from operations.................      (1,282,030)          56,241
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      33,178,645       29,667,166
 Service Class..............................       1,247,919       30,467,907
 Cost of shares redeemed
 Investor Class.............................     (32,824,392)     (28,763,501)
 Service Class..............................      (2,256,210)     (28,478,749)
                                                ------------     ------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......        (654,038)       2,892,823
                                                ------------     ------------
 Total increase/(decrease) in net assets....      (1,936,068)       2,949,064
Net Assets:
 Beginning of period........................       2,949,064               --
                                                ------------     ------------
 End of period..............................    $  1,012,996     $  2,949,064
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       1,347,313        1,184,260
 Service Class..............................          50,300        1,160,441
 Shares redeemed
 Investor Class.............................      (1,359,207)      (1,147,368)
 Service Class..............................         (98,596)      (1,092,192)
                                                ------------     ------------
 Net increase/(decrease)....................         (60,190)         105,141
                                                ============     ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Financial Highlights
For a share of beneficial interest outstanding

                                                      Investor Class
                                            -----------------------------------
                                                               For the period
                                                For the       July 27, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period.......     $  28.10         $    20.00
                                                --------         ----------
 Net investment income.....................         0.28(b)            0.23(b)
 Net realized and unrealized gain/(loss) on
  investments and swap contracts...........        (5.76)              7.87(c)
                                                --------         ----------
 Total income/(loss) from investment
  operations...............................        (5.48)              8.10
                                                --------         ----------
Net Asset Value, End of Period.............     $  22.62         $    28.10
                                                ========         ==========
Total Return...............................       (19.50)%(d)         40.50%(d)
Ratios/Supplemental Data:
Net assets, end of period..................     $565,371         $1,036,659
Ratio of expenses to average net assets....         1.82%(e)           1.60%(e)
Ratio of net investment income to average
 net assets................................         2.33%(e)           2.09%(e)
Ratio of expenses to average net assets*...         1.94%(e)           2.41%(e)
Portfolio turnover(f)......................         1434%              1811%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                                            -----------------------------------
                                                               For the period
                                                For the       July 27, 2000(a)
                                            six months ended       through
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period.......     $  28.02         $    20.00
                                                --------         ----------
 Net investment income.....................         0.04(b)            0.28(b)
 Net realized and unrealized gain/(loss) on
  investments and swap contracts...........        (5.63)              7.74(c)
                                                --------         ----------
 Total income/(loss) from investment
  operations...............................        (5.59)              8.02
                                                --------         ----------
Net Asset Value, End of Period.............     $  22.43         $    28.02
                                                ========         ==========
Total Return...............................       (19.91)%(d)         40.10%(d)
Ratios/Supplemental Data:
Net assets, end of period..................     $447,625         $1,912,405
Ratio of expenses to average net assets....         2.95%(e)           2.92%(e)
Ratio of net investment income to average
 net assets................................         0.37%(e)           2.52%(e)
Ratio of expenses to average net assets*...         3.21%(e)           3.74%(e)
Portfolio turnover(f)......................         1434%              1811%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Wireless Communications UltraSector ProFund                       June 30, 2001
(Unaudited)


 Common Stocks (62.6%)

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
Aether Systems, Inc.*........................................  1,296 $   11,470
AirGate PCS, Inc.*...........................................    648     33,696
AT&T Wireless Group*......................................... 24,181    395,359
GoAmerica, Inc.*.............................................  2,673      5,667
Interdigital Communications Corp.*...........................  2,673     35,417
Leap Wireless International, Inc.*...........................  1,701     51,540
Nextel Communications, Inc.--Class A*........................ 33,129    579,758
Nextel Partners, Inc.--Class A*..............................  7,695    119,426
Rural Cellular Corp.--Class A*...............................    567     25,685
Sprint Corp. (PCS Group)*.................................... 29,141    703,754
TeleCorp PCS, Inc.--Class A*.................................  6,156    119,242
Telephone & Data Systems, Inc. ..............................  2,673    290,689
Triton PCS Holdings, Inc.--Class A*..........................  2,106     86,346
US Cellular Corp.*...........................................    810     46,697
Western Wireless Corp.--Class A*.............................  3,402    146,286
Wireless Facilities, Inc.*...................................    729      4,739
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $2,413,264)...........................................         2,655,771
                                                                     ----------

 U.S. Treasury Notes (23.2%)

                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
U.S. Treasury Note, 4.00%, 04/30/03....................... $988,000  $  984,449
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $984,460)..........................................              984,449
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $3,397,724)(a) (85.8%).............................            3,640,220
Other assets in excess of liabilities (14.2%).............              601,424
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $4,241,644
                                                                     ==========

-----
Percentages indicated are based on net assets of $4,241,644.

*Non-income producing
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $245,201
      Unrealized depreciation......    (2,705)
                                     --------
      Net unrealized appreciation..  $242,496
                                     ========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund
(Unaudited)

 Statement of Assets and Liabilities

                                                                   June 30, 2001

Assets:
 Investments, at value (cost $3,397,724)..........................  $ 3,640,220
 Cash.............................................................           78
 Dividends and interest receivable................................        6,658
 Receivable for investments sold..................................      463,693
 Unrealized appreciation on swap contracts........................       94,690
 Prepaid expenses.................................................       37,474
                                                                    -----------
 Total Assets.....................................................    4,242,813
Liabilities:
 Administration fees payable......................................           13
 Distribution and service fees payable--Service Class.............        1,156
                                                                    -----------
 Total Liabilities................................................        1,169
                                                                    -----------
Net Assets........................................................  $ 4,241,644
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 9,375,431
 Accumulated net investment loss..................................      (20,021)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (5,450,952)
 Net unrealized appreciation on investments and swap contracts....      337,186
                                                                    -----------
Total Net Assets..................................................  $ 4,241,644
                                                                    ===========
Investor Class:
 Net Assets.......................................................  $ 4,125,528
 Shares of Beneficial Interest Outstanding........................       85,359
 Net Asset Value (offering and redemption price per share)........  $     48.33
                                                                    ===========
Service Class:
 Net Assets.......................................................  $   116,116
 Shares of Beneficial Interest Outstanding........................        2,446
 Net Asset Value (offering and redemption price per share)........  $     47.46
                                                                    ===========

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Interest.........................................................  $    29,518
 Dividends........................................................          271
                                                                    -----------
 Total Income.....................................................       29,789
Expenses:
 Advisory fees....................................................       13,427
 Management servicing fees........................................        2,686
 Administration fees..............................................          477
 Distribution and service fees--Service Class.....................        1,690
 Registration and filing fees.....................................       12,436
 Custody fees.....................................................        2,708
 Transfer agent fees..............................................        4,651
 Fund accounting fees.............................................          976
 Other fees.......................................................        2,099
                                                                    -----------
 Total expenses before waivers....................................       41,150
 Less expenses waived.............................................       (5,762)
                                                                    -----------
 Net expenses.....................................................       35,388
                                                                    -----------
Net Investment Loss...............................................       (5,599)
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (3,365,317)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      651,101
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (2,714,216)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(2,719,815)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Statements of Changes in Net Assets

                                                                For the period
                                                  For the      June 20, 2000(a)
                                              six months ended      through
                                               June 30, 2001   December 31, 2000
                                              ---------------- -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment loss........................    $     (5,599)    $     (1,447)
 Net realized losses on investments and swap
  contracts.................................      (3,365,317)      (2,132,090)
 Net change in unrealized
  appreciation/(depreciation) on investments
  and swap contracts........................         651,101         (313,915)
                                                ------------     ------------
 Net decrease in net assets resulting from
  operations................................      (2,719,815)      (2,447,452)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................      48,862,065       16,710,930
 Service Class..............................       3,261,982       10,833,216
 Cost of shares redeemed
 Investor Class.............................     (42,863,470)     (14,814,458)
 Service Class..............................      (2,969,602)      (9,611,752)
                                                ------------     ------------
 Net increase in net assets resulting from
  capital transactions......................       6,290,975        3,117,936
                                                ------------     ------------
 Total increase in net assets...............       3,571,160          670,484
Net Assets:
 Beginning of period........................         670,484               --
                                                ------------     ------------
 End of period..............................    $  4,241,644     $    670,484
                                                ============     ============
Share Transactions:
 Shares issued
 Investor Class.............................       5,746,505        1,296,150
 Service Class..............................         368,577          747,962
 Shares redeemed
 Investor Class.............................      (5,747,986)      (1,209,310)
 Service Class..............................        (396,851)        (717,242)
                                                ------------     ------------
 Net increase/(decrease)....................         (29,755)         117,560
                                                ============     ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                      Investor Class
                                            ------------------------------------
                                                                For the period
                                                For the        June 20, 2000(a)
                                            six months ended        through
                                             June 30, 2001     December 31, 2000
                                            ----------------   -----------------
                                              (Unaudited)
Net Asset Value, Beginning of Period(b)...     $    57.10          $ 200.00
                                               ----------          --------
 Net investment income/(loss).............          (0.07)(c)          0.20(c)
 Net realized and unrealized loss on
  investments and swap contracts..........          (8.70)          (143.10)
                                               ----------          --------
 Total loss from investment operations....          (8.77)          (142.90)
                                               ----------          --------
Net Asset Value, End of Period............     $    48.33          $  57.10
                                               ==========          ========
Total Return..............................         (15.34)%(d)      (71.45)%(d)
Ratios/Supplemental Data:
Net assets, end of period.................     $4,125,528          $496,021
Ratio of expenses to average net assets...           1.88%(e)          1.79%(e)
Ratio of net investment income/(loss) to
 average net assets.......................          (0.21)%(e)         0.39%(e)
Ratio of expenses to average net assets*..           2.23%(e)          3.45%(e)
Portfolio turnover(f).....................           1136%             2165%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c) Per share net investment income/(loss) has been calculated using the daily average shares method.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                                             -----------------------------------
                                                                For the period
                                                 For the       June 20, 2000(a)
                                             six months ended       through
                                              June 30, 2001    December 31, 2000
                                             ----------------  -----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period(b)....      $  56.80          $ 200.00
                                                 --------          --------
 Net investment loss.......................         (0.44)(c)         (0.50)(c)
 Net realized and unrealized loss on
  investments and swap contracts...........         (8.90)          (142.70)
                                                 --------          --------
 Total loss from investment operations.....         (9.34)          (143.20)
                                                 --------          --------
Net Asset Value, End of Period.............      $  47.46          $  56.80
                                                 ========          ========
Total Return...............................        (16.43)%(d)       (71.60)%(d)
Ratios/Supplemental Data:
Net assets, end of period..................      $116,116          $174,463
Ratio of expenses to average net assets....          2.95%(e)          2.91%(e)
Ratio of net investment loss to average net
 assets....................................         (1.28)%(e)        (0.92)%(e)
Ratio of expenses to average net assets*...          3.09%(e)          4.56%(e)
Portfolio turnover(f)......................          1136%             2165%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(c)Per share net investment loss has been calculated using the daily average shares method.
(d)Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund
(Unaudited)

 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets:
 Investment in Cash Management Portfolio, at value (cost
  $450,289,237)...................................................  $450,289,237
 Prepaid expenses.................................................       706,858
 Deferred organization costs......................................         5,077
                                                                    ------------
 Total Assets.....................................................   451,001,172
Liabilities:
 Dividends payable................................................     1,088,631
 Management servicing fees payable................................       149,693
 Administration fees payable......................................         2,726
 Distribution and service fees payable--Service Class.............       688,730
                                                                    ------------
 Total Liabilities................................................     1,929,780
                                                                    ------------
Net Assets........................................................  $449,071,392
                                                                    ============
Net Assets consist of:
 Capital..........................................................  $449,034,747
 Accumulated undistributed net investment income..................        19,824
 Accumulated undistributed net realized gains on investments......        16,821
                                                                    ------------
Total Net Assets..................................................  $449,071,392
                                                                    ============
Investor Class:
 Net Assets.......................................................  $317,798,506
 Shares of Beneficial Interest Outstanding........................   317,771,809
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============
Service Class:
 Net Assets.......................................................  $131,272,886
 Shares of Beneficial Interest Outstanding........................   131,262,938
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income:
 Investment income allocated from Cash
 Management Portfolio.............................................  $15,480,203
 Expenses allocated from Cash Management Portfolio................     (517,997)
                                                                    -----------
                                                                     14,962,206
Expenses:
 Management servicing fees........................................    1,004,754
 Administration fees..............................................       74,494
 Distribution and service fees--Service Class.....................      783,272
 Transfer agent fees..............................................      766,241
 Registration and filing fees.....................................       73,332
 Custody fees.....................................................          264
 Other fees.......................................................      162,050
                                                                    -----------
 Total expenses...................................................    2,864,407
                                                                    -----------
Net Investment Income.............................................   12,097,799
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments................................       16,821
                                                                    -----------
Increase In Net Assets Resulting from Operations..................  $12,114,620
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Statements of Changes in Net Assets

                                                  For the            For the
                                              six months ended     year ended
                                               June 30, 2001    December 31, 2000
                                              ----------------  -----------------
                                                (Unaudited)
Change in Net Assets:
Operations:
 Net investment income......................  $    12,097,799    $    25,325,832
 Net realized gains on investments..........           16,821              8,050
                                              ---------------    ---------------
 Net increase in net assets resulting from
  operations................................       12,114,620         25,333,882
Distributions to Shareholders from:
 Net investment income
 Investor Class.............................       (9,323,834)       (18,541,786)
 Service Class..............................       (2,773,965)        (6,784,046)
                                              ---------------    ---------------
 Net decrease in net assets resulting from
  distributions.............................      (12,097,799)       (25,325,832)
Capital Transactions:
 Proceeds from shares issued
 Investor Class.............................    4,528,775,306      9,798,033,497
 Service Class..............................    1,582,559,015      3,591,839,413
 Dividends reinvested
 Investor Class.............................        9,629,586         16,926,302
 Service Class..............................        3,057,159          5,918,055
 Cost of shares redeemed
 Investor Class.............................   (4,576,310,051)    (9,657,829,028)
 Service Class..............................   (1,620,185,923)    (3,539,866,128)
                                              ---------------    ---------------
 Net increase/(decrease) in net assets
  resulting from capital transactions.......      (72,474,908)       215,022,111
                                              ---------------    ---------------
 Total increase/(decrease) in net assets....      (72,458,087)       215,030,161
Net Assets:
 Beginning of period........................      521,529,479        306,499,318
                                              ---------------    ---------------
 End of period..............................  $   449,071,392    $   521,529,479
                                              ===============    ===============
Share Transactions:
 Shares issued
 Investor Class.............................    4,528,775,306      9,798,033,496
 Service Class..............................    1,582,559,015      3,591,839,413
 Shares reinvested
 Investor Class.............................        9,629,586         16,926,302
 Service Class..............................        3,057,159          5,918,055
 Shares redeemed
 Investor Class.............................   (4,576,310,051)    (9,657,829,027)
 Service Class..............................   (1,620,185,923)    (3,539,866,128)
                                              ---------------    ---------------
 Net increase/(decrease)....................      (72,474,908)       215,022,111
                                              ===============    ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                                Investor Class
                          ---------------------------------------------------------------------------------------------
                                                                                                      For the period
                              For the             For the           For the           For the      November 17, 1997(a)
                          six months ended      year ended        year ended        year ended           through
                           June 30, 2001     December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                          ----------------   ----------------- ----------------- ----------------- --------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....    $      1.000       $      1.000      $      1.000       $     1.000          $  1.000
                            ------------       ------------      ------------       -----------          --------
 Net investment income..           0.022              0.056             0.044             0.047(b)          0.006
                            ------------       ------------      ------------       -----------          --------
Distribution to
 Shareholders from:
 Net investment income..          (0.022)            (0.056)           (0.044)           (0.047)           (0.006)
                            ------------       ------------      ------------       -----------          --------
Net Asset Value, End of
 Period.................    $      1.000       $      1.000      $      1.000       $     1.000          $  1.000
                            ============       ============      ============       ===========          ========
Total Return............            2.24%(c)           5.74%             4.48%             4.84%             0.61%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................    $317,798,506       $355,691,554      $198,555,252       $62,026,228          $286,962
Ratio of expenses to
 average net assets(e)..            0.91%(d)           0.86%             0.83%             0.85%             0.83%(d)
Ratio of net investment
 income to average net
 assets.................            4.49%(d)           5.62%             4.46%             4.81%             4.92%(d)
Ratio of expenses to
 average net
 assets*(e).............            0.91%(d)           0.86%             0.83%             1.18%             9.52%(d)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Not annualized.
(d)Annualized.
(e)The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.
              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                                 Service Class
                          ---------------------------------------------------------------------------------------------
                                                                                                      For the period
                              For the             For the           For the           For the      November 17, 1997(a)
                          six months ended      year ended        year ended        year ended           through
                           June 30, 2001     December 31, 2000 December 31, 1999 December 31, 1998  December 31, 1997
                          ----------------   ----------------- ----------------- ----------------- --------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....    $      1.000       $      1.000      $      1.000       $     1.000           $1.000
                            ------------       ------------      ------------       -----------           ------
 Net investment income..           0.017              0.046             0.034             0.037(b)            --
                            ------------       ------------      ------------       -----------           ------
Distribution to
 Shareholders from:
 Net investment income..          (0.017)            (0.046)           (0.034)           (0.037)              --
                            ------------       ------------      ------------       -----------           ------
Net Asset Value, End of
 Period.................    $      1.000       $      1.000      $      1.000       $     1.000           $1.000
                            ============       ============      ============       ===========           ======
Total Return............            1.73%(c)           4.69%             3.44%             3.81%            0.21%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 period.................    $131,272,886       $165,837,925      $107,944,066       $15,406,187           $2,510
Ratio of expenses to
 average net assets(e)..            1.91%(d)           1.85%             1.83%             1.87%            1.83%(d)
Ratio of net investment
 income to average net
 assets.................            3.56%(d)           4.65%             3.45%             3.43%            2.53%(d)
Ratio of expenses to
 average net
 assets*(e).............            1.91%(d)           1.85%             1.83%             2.18%           10.52%(d)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
(e) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.
              See accompanying notes to the financial statements.

PROFUNDS

                         Notes to Financial Statements
                                 June 30, 2001
                                  (Unaudited)

1.Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of sixty-eight separately managed series, forty of which are operational as of June 30, 2001. These accompanying financial statements relate to the following portfolios: Bull ProFund, OTC ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraEurope ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Wireless Communications UltraSector ProFund and Money Market ProFund (collectively, the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund (other than the Money Market ProFund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Service Class and the Investor Class.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  Investment Valuation

  Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities are valued at amortized cost, which approximates market value.

  For the non-money market ProFunds, other than the UltraEurope ProFund, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. For the UltraEurope ProFund, futures contracts are valued at the last transaction price for the respective contracts that occur immediately prior to the close of each underlying stock market (the London Stock Exchange, the Frankfurt Stock Exchange and the Paris Bourse) (collectively, the "PEI exchanges"). For purposes of determining the net asset value per share of the UltraEurope ProFund, the foreign exchange rates used will be the mean of the bid price and asked price for the respective foreign currency occurring immediately before the last underlying PEI exchange closes (normally, 2:00 p.m. Eastern time) on each day that all three PEI exchanges and the New York Stock Exchange are open. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

  Repurchase Agreements

  Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase
                                   Continued

PROFUNDS

                                 June 30, 2001
                                  (Unaudited)

  agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Money Market ProFund, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

  The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

  Short Sales

  The ProFunds (other than the Money Market ProFund) may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

  Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

  Futures Contracts

  The ProFunds (other than the Money Market ProFund) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as realized gains or losses when cash is exchanged.

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Index Options

  The ProFunds (other than the Money Market ProFund) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.
                                   Continued

PROFUNDS

                                 June 30, 2001
                                  (Unaudited)


  Foreign Currency Transactions

  The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the UltraEurope ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

  Swap Contracts

  The ProFunds may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

  The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount is recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap contracts".

  The UltraShort OTC ProFund may invest in swaps that provide the opposite return of the particular index (short the index). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional value outstanding and that dividends on the underlying securities of the index reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

  Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.
                                   Continued

PROFUNDS

                                 June 30, 2001
                                  (Unaudited)


  At June 30, 2001, the following swap contracts were outstanding and were collateralized by all of the assets of each particular ProFund:


                        Notional    Termination
                         Amount        Date
                      ------------  -----------
UltraMid-Cap
 ProFund............  $ 41,264,096   07/27/01
UltraSmall-Cap
 ProFund............    90,072,001   07/27/01
UltraOTC ProFund....   474,809,858   07/27/01
UltraShort OTC
 ProFund............   (27,028,643)  07/27/01
Biotechnology
 UltraSector
 ProFund............     5,097,992   07/24/01
Energy UltraSector
 ProFund............     5,464,267   07/24/01
Financial
 UltraSector
 ProFund............    10,358,238   07/24/01
Healthcare
 UltraSector
 ProFund............       933,500   07/24/01
Internet UltraSector
 ProFund............     2,312,020   07/24/01
Pharmaceuticals
 UltraSector
 ProFund............     1,627,425   07/24/01
Real Estate
 UltraSector
 ProFund............    28,126,178   07/24/01
Semiconductor
 UltraSector
 ProFund............     4,016,028   07/24/01
Technology
 UltraSector
 ProFund............     2,263,259   07/24/01
Telecommunications
 UltraSector
 ProFund............     1,169,116   07/24/01
Utilities
 UltraSector
 ProFund............       738,758   07/24/01
Wireless
 Communications
 UltraSector
 ProFund............     3,061,986   07/24/01

                                 Unrealized
            Return             Appreciation/
          Benchmark            (Depreciation)
          ---------            --------------
S&P MidCap 400 Index..........  $ 1,024,122
Russell 2000 Index............    2,292,059
NASDAQ 100 Index..............   18,867,635
NASDAQ 100 Index..............   (4,311,983)
DJ US Biotechnology Index.....       (2,111)
DJ US Energy Index............     (201,910)
DJ US Financial Index.........     (130,707)
DJ US Healthcare Index........      (47,934)
DJ US Internet Index..........      154,991
DJ US Pharmaceuticals Index...      (51,171)
DJ US Real Estate Index.......      506,152
DJ US Semiconductor Index.....      197,030
DJ US Technology Index........       93,234
DJ US Telecommunications
 Index........................       28,665
DJ US Utilities Index.........       20,407
DJ US Wireless Communications
 Index........................       94,690

  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Shares will bear the expenses directly attributable to the Investor Shares as a class, and investors in Service Shares will bear the expenses directly attributable to the Service Shares as a class.

  The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

  Distributions to Shareholders

  The non-money market ProFunds will distribute net investment income and net realized gains, if any, at least once a year. The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains, if any, will be distributed annually.
                                   Continued

PROFUNDS

                                 June 30, 2001
                                  (Unaudited)


  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. The OTC ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund and UltraSector ProFunds have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

  Federal Income Tax

  Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

  Organization Costs

  Costs incurred by the Trust (including the Bull ProFund, UltraBull ProFund, UltraOTC ProFund, Bear ProFund, UltraBear ProFund and the Money Market ProFund) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933 have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3.Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding OTC ProFund, UltraEurope ProFund and UltraJapan ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund of 0.75%. The UltraEurope and UltraJapan ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%. The OTC ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.70%.

  For its services as Administrator, BISYS receives a fee based on the average daily net assets of each of the ProFunds. Concord Financial Group, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees.

  ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

  The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers and investment advisors ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the Distribution and Service Plan, the Trust or Concord Financial Group, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

  Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.
                                   Continued

PROFUNDS

                                 June 30, 2001
                                  (Unaudited)


  Waivers are detailed as follows for the six months ended June 30, 2001:

                                                           Investment Management
                                                            Advisor   Servicing
                                                             Waiver     Waiver
                                                           ---------- ----------
   Biotechnology UltraSector ProFund......................   $   --     $2,125
   Energy UltraSector ProFund.............................       --        434
   Financial UltraSector ProFund..........................       --      3,730
   Healthcare UltraSector ProFund.........................    1,186      1,985
   Internet UltraSector ProFund...........................      695      1,299
   Pharmaceuticals UltraSector ProFund....................    1,143      1,448
   Semiconductor UltraSector ProFund......................    1,541      3,267
   Technology UltraSector ProFund.........................       --      2,778
   Telecommunications UltraSector ProFund.................    1,205      2,248
   Utilities UltraSector ProFund..........................       --      1,571
   Wireless Communications UltraSector ProFund............    3,076      2,686

  The Advisor has voluntarily agreed to reimburse the ProFunds for expenses incurred to maintain a competitive expense ratio for the ProFunds.

4.Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended June 30, 2001 were as follows:

                                                    Purchases        Sales
                                                  -------------- --------------
   Bull ProFund.................................. $  282,360,385 $  291,484,436
   OTC ProFund...................................    356,309,662    362,471,513
   UltraBull ProFund.............................    666,106,678    633,970,068
   UltraMid-Cap ProFund..........................    501,271,772    493,278,032
   UltraSmall-Cap ProFund........................    653,464,831    613,368,506
   UltraOTC ProFund..............................  1,379,290,751  1,276,711,273
   UltraEurope ProFund...........................    265,313,899    265,889,927
   UltraJapan ProFund............................     26,514,927     23,012,861
   Bear ProFund..................................     34,329,455     30,218,409
   UltraBear ProFund.............................    134,609,861    108,972,776
   UltraShort OTC ProFund........................    178,600,089    133,895,079
   Biotechnology UltraSector ProFund.............     43,774,777     39,392,964
   Energy UltraSector ProFund....................     46,030,798     43,874,251
   Financial UltraSector ProFund.................     51,303,309     52,548,773
   Healthcare UltraSector ProFund................     19,435,727     23,423,237
   Internet UltraSector ProFund..................     19,464,188     16,511,338
   Pharmaceuticals UltraSector ProFund...........     25,018,981     28,355,336
   Real Estate UltraSector ProFund...............    110,286,535     85,255,416
   Semiconductor UltraSector ProFund.............     34,054,869     29,772,899
   Technology UltraSector ProFund................     33,063,985     29,922,404
   Telecommunications UltraSector ProFund........     27,828,328     26,085,083
   Utilities UltraSector ProFund.................     20,938,607     21,186,764
   Wireless Communications UltraSector ProFund...     42,563,825     37,961,101

5.Concentration of Credit Risk

  Each UltraSector ProFund invests in the securities of a limited number of issuers conducting business in a specific market sector. It is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.
                                   Continued

PROFUNDS

                  Notes to Financial Statements, (concluded)
                                 June 30, 2001
                                  (Unaudited)

6.Special Meeting of Shareholders

  On April 25, 2001, there was a special meeting of Shareholders of the ProFunds. There were two proposals put forth for vote by the Shareholders of the ProFunds. The description of each proposal and the number of shares voted are as follows:

  A: To approve a Distribution and Service Plan with respect to the Trust's Service Class shares.

                                                      FOR     AGAINST  ABSTAIN
                                                      ---     -------  -------
   Bull ProFund..................................      39,864       0     4,528
   OTC ProFund...................................      34,608       0       274
   UltraBull ProFund.............................     739,970   9,465    23,864
   UltraMid-Cap ProFund..........................      72,217   1,753     1,535
   UltraSmall-Cap ProFund........................     139,760   2,304     1,290
   UltraOTC ProFund..............................   2,318,734  18,690    29,584
   UltraEurope ProFund...........................       6,744     839       117
   UltraJapan ProFund............................      18,888       0       579
   Bear ProFund..................................       5,832       0         0
   UltraBear ProFund.............................     134,136   1,573       214
   UltraShort OTC ProFund........................      12,105       0       190
   Biotechnology UltraSector ProFund.............      10,964     552         0
   Energy UltraSector ProFund....................      38,344     835     2,167
   Financial UltraSector ProFund.................      15,670     314       373
   Healthcare UltraSector ProFund................       5,831      91         0
   Internet UltraSector ProFund..................      14,194     886         0
   Pharmaceuticals UltraSector ProFund...........       3,979       0         0
   Real Estate UltraSector ProFund...............          49       0         0
   Semiconductor UltraSector ProFund.............      20,913   1,051     1,713
   Technology UltraSector ProFund................      21,197       0         0
   Telecommunications UltraSector ProFund........       2,905     161         0
   Utilities UltraSector ProFund.................       9,750     265       434
   Wireless Communications UltraSector ProFund...      10,602     546     1,602
   Money Market ProFund.......................... 108,626,606 514,298 1,450,886

  B: To approve an Investment Advisory Agreement with respect to the Money Market ProFund.

                                                    FOR      AGAINST    ABSTAIN
                                                    ---      -------    -------
   Money Market ProFund Investor Class......... 375,418,709 10,460,367 3,192,628

                                                           BROKER
                                FOR     AGAINST  ABSTAIN  NON-VOTE
                                ---     -------  -------  --------
   Money Market ProFund
    Service Class.......... 100,151,491 778,221 1,262,972 8,399,106

7.Subsequent Event

  Effective September 4, 2001, the UltraEurope ProFund will change its name to the Europe 30 ProFund with corresponding changes in its investment objective and benchmark index. In addition, management fees will be decreased as a result of these changes from 0.90% to 0.75% of average daily net assets.

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2001


Certificate of Deposit (0.51%)
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

American Express Centurion Bank,
 3.79%, 7/23/01.................................... $ 50,000,000 $   50,000,000
                                                                 --------------
TOTAL CERTIFICATE OF DEPOSIT
 (Amortized Cost $50,000,000)...................................     50,000,000
                                                                 --------------
Eurodollar Certificates of Deposit (14.72%)
Abbey National Treasury Services, PLC:
 5.48%, 7/17/01....................................   15,000,000     15,000,000
 4.70%, 7/18/01....................................  100,000,000    100,000,000
 3.90%, 11/30/01...................................   50,000,000     50,000,000
Banca Intesa Spa,
 4.35%, 7/13/01....................................  100,000,000    100,000,000
Bank of Scotland:
 3.97%, 7/30/01....................................   50,000,000     50,001,413
 4.61%, 9/4/01.....................................   35,000,000     35,001,617
Banque Bruxelles Lambert:
 4.75%, 7/19/01....................................   50,000,000     50,000,000
 4.54%, 9/26/01....................................   15,000,000     15,001,281
Barclays Bank PLC,
 5.27%, 10/30/01...................................   25,000,000     25,010,406
Bayerische Hypo-und Vereinsbank AG,
 5.35%, 7/11/01....................................   41,000,000     40,999,897
Bayerische Landesbank Girozentrale,
 5.52%, 7/19/01....................................   35,000,000     35,000,161
Commerzbank AG:
 5.405%, 7/6/01....................................   30,000,000     30,000,016
 4.74%, 8/20/01....................................   40,000,000     40,000,000
 4.555%, 9/26/01...................................   15,000,000     15,009,141
Credit Agricole Indosuez S.A.,
 4.03%, 6/13/02....................................   35,000,000     35,003,087
Danske Bank A/S,
 3.67%, 8/28/01....................................   34,000,000     33,992,961
Dresdner Bank AG,
 3.82%, 12/10/01...................................   50,000,000     50,000,000
Halifax PLC,
 5.28%, 7/30/01....................................   50,000,000     50,001,866
Ing Bank N.V.:
 3.99%, 7/5/01.....................................   50,000,000     50,000,042
 5.40%, 7/12/01....................................   40,000,000     40,000,000
Landesbank Baden Wurttemberg:
 5.36%, 7/23/01....................................   50,000,000     50,010,678
 4.34%, 7/24/01....................................   50,000,000     50,002,085
 4.94%, 8/31/01....................................   50,000,000     50,001,188
 4.56%, 9/26/01....................................   40,000,000     40,025,787
Landesbank Hessen-Thuringen Girozentrale:
 4.00%, 8/17/01....................................   40,000,000     40,007,537
 4.55%, 9/27/01....................................   25,000,000     24,989,686
 4.76%, 4/22/02....................................   40,000,000     40,152,433
Lloyds TSB Bank PLC,
 5.00%, 2/5/02.....................................   20,000,000     20,076,574
Merita Bank PLC,
 4.31%, 7/25/01....................................  125,000,000    125,000,790

Eurodollar Certificates of Deposit, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Norddeutsche Landesbank Girozentrale:
 3.83%, 12/10/01................................... $ 40,000,000 $   40,003,226
 3.75%, 1/7/02.....................................   50,000,000     49,975,580
Westdeutsche Landesbank Girozentrale,
 4.34%, 7/2/01.....................................   40,000,000     40,000,000
                                                                 --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Amortized Cost $1,430,267,452)................................  1,430,267,452
                                                                 --------------
Yankee Certificates of Deposit (5.91%)
Bank Austria AG,
 4.47%, 9/28/01....................................   20,000,000     20,000,000
Bank of America N.A.,
 4.07%, 11/7/01....................................   37,000,000     37,000,000
Bank of Nova Scotia,
 4.70%, 9/17/01....................................   45,000,000     45,065,815
Bank of Scotland,
 4.48%, 9/28/01....................................   20,000,000     19,994,145
Bayerische Landesbank Girozentrale,
 5.05%, 2/26/02....................................   20,000,000     19,997,474
Canadian Imperial Bank of Commerce,
 4.29%, 4/23/02....................................   50,000,000     50,000,000
Commerzbank AG,
 6.825%, 9/5/01....................................   42,000,000     42,008,979
Credit Agricole Indosuez S.A.,
 5.47%, 7/12/01....................................   40,000,000     40,000,000
Dexia Bank Belgium,
 4.26%, 5/22/02....................................   20,000,000     20,000,863
Landesbank Baden Wurttemberg:
 3.67%, 12/20/01...................................   50,000,000     50,004,663
 3.845%, 1/3/02....................................   75,000,000     75,001,880
Natexis Banque Populaires:
 4.08%, 7/9/01.....................................   30,000,000     30,000,000
 3.85%, 8/6/01.....................................  105,000,000    105,000,000
Svenska Handelsbanken Inc.,
 4.255%, 6/3/02....................................   20,000,000     19,999,106
                                                                 --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (Amortized Cost $574,072,925)..................................    574,072,925
                                                                 --------------
Eurodollar Time Deposits (9.82%)
Allied Irish Banks Plc,
 3.65%, 12/21/01...................................   50,000,000     50,000,000
Bank of America N.A.,
 4.40%, 7/20/01....................................   25,000,000     25,000,000
Banque Bruxelles Lambert:
 5.20%, 8/13/01....................................   15,000,000     15,000,000
 3.97%, 8/20/01....................................   50,000,000     50,000,000
Bayerische Landesbank Girozentrale,
 3.93%, 11/30/01...................................   50,000,000     50,000,000
BNP Paribas,
 4.04%, 11/9/01....................................   30,000,000     30,000,000
KBC Bank NV:
 5.64%, 7/9/01.....................................   12,000,000     12,000,000
 4.36%, 7/23/01....................................    9,000,000      9,000,000

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2001

Eurodollar Time Deposits, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Landesbank Baden Wurttemberg:
 4.91%, 9/6/01..................................... $ 40,000,000 $   40,000,000
 3.93%, 11/30/01...................................   50,000,000     50,000,000
Norddeutsche Landesbank Girozentrale,
 5.06%, 8/28/01....................................   70,000,000     70,000,000
Societe Generale,
 4.125%, 7/2/01....................................  150,000,000    150,000,000
Svenska Handelsbanken Inc.,
 4.15%, 10/9/01....................................   20,000,000     20,000,000
Union Bank of Switzerland,
 4.063%, 7/2/01....................................  383,185,716    383,185,716
                                                                 --------------
TOTAL EURODOLLAR TIME DEPOSITS
 (Amortized Cost $954,185,716)..................................    954,185,716
                                                                 --------------
Floating Rate Notes(/1/) (13.27%)
Abbey National Treasury Services Plc,
 Monthly Variable Rate,
 3.715%, 10/25/01..................................   35,000,000     34,994,486
Abbott Laboratories,
 Monthly Variable Rate,
 4.03%, 3/1/02.....................................   35,000,000     35,000,000
American Express Centurion Bank,
 Monthly Variable Rate:
 4.038%, 12/4/01...................................   60,000,000     60,000,000
 3.96%, 5/14/02....................................   50,000,000     50,000,000
American Honda Finance Corp.,
 Monthly Variable Rate:
 4.068%, 8/2/01....................................   25,000,000     25,000,000
 3.825%, 6/25/02...................................   35,000,000     35,000,000
American Honda Finance Corp.,
 Quarterly Variable Rate:
 4.01%, 11/20/01...................................   25,000,000     25,000,000
 4.04%, 5/21/02....................................   30,000,000     30,000,000
 3.928%, 6/10/02...................................   60,000,000     60,000,000
Associates Corp. of North America,
 Quarterly Variable Rate:
 4.378%, 2/4/02....................................   35,000,000     35,025,764
 4.155%, 2/22/02...................................   56,400,000     56,448,285
 4.223%, 5/17/02...................................   25,000,000     25,038,110
Baltimore Gas & Electric,
 Quarterly Variable Rate, 144a,
 4.585%, 2/15/02...................................   10,000,000     10,000,000
Bank of America North America,
 Quarterly Variable Rate,
 3.97%, 9/6/01.....................................   10,000,000     10,004,581
Bank of Austria,
 Quarterly Variable Rate,
 4.71%, 7/16/01....................................   25,700,000     25,699,923
Bayerische Landesbank Girozentrale,
 Monthly Variable Rate,
 3.735%, 10/25/01..................................   50,000,000     49,993,680
Boeing Capital Corp.,
 Quarterly Variable Rate,
 4.219%, 2/7/02....................................   25,000,000     24,992,034

Floating Rate Notes(/1/), continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Chase Manhattan Corp.,
 Quarterly Variable Rate:
 3.82%, 3/22/02.................................... $ 20,000,000 $   20,021,109
 4.53%, 4/23/02....................................    7,000,000      7,011,112
Citigroup Inc.,
 Monthly Variable Rate,
 3.96%, 7/12/02....................................  120,000,000    120,000,000
Commerzbank Ag,
 Monthly Variable Rate,
 4.01%, 8/1/01.....................................   45,000,000     44,998,731
Credit Suisse First Boston, Inc.,
 Daily Variable Rate:
 3.98%, 3/20/02....................................   25,000,000     25,000,000
 3.965%, 5/7/02....................................   20,000,000     20,000,000
Merrill Lynch & Co., Inc.,
 Daily Variable Rate:
 4.08%, 9/10/01....................................   27,000,000     27,003,818
 4.02%, 1/8/02.....................................   30,000,000     30,000,000
Merrill Lynch & Co., Inc.,
 Monthly Variable Rate,
 4.081%, 10/11/01..................................   25,000,000     25,007,070
Paccar Financial Corp.,
 Quarterly Variable Rate,
 4.46%, 4/26/02....................................   20,000,000     20,024,980
Pitney Bowes Credit Corp.,
 Quarterly Variable Rate,
 3.978%, 4/8/02....................................   21,000,000     21,014,871
Salomon Smith Barney Holding,
 Quarterly Variable Rate:
 4.337%, 9/18/01...................................    5,000,000      5,007,829
 4.235%, 2/11/02...................................   16,290,000     16,306,868
 4.24%, 5/14/02....................................   46,015,000     46,103,873
Toyota Motor Credit Corp.,
 Monthly Variable Rate:
 4.028%, 4/2/02....................................   55,000,000     55,000,000
 3.93%, 5/15/02....................................   50,000,000     50,000,000
Toyota Motor Credit Corp.,
 Quarterly Variable Rate,
 3.88%, 12/7/01....................................   40,000,000     40,000,000
Unilever Capital Corp.,
 Quarterly Variable Rate,
 3.97%, 9/7/01.....................................   20,000,000     20,000,919
Verizon Global Funding,
 Quarterly Variable Rate:
 3.737%, 3/20/02...................................   45,000,000     44,977,964
 3.848%, 3/21/02...................................   39,000,000     39,034,294
Westpac Banking Corp.,
 Quarterly Variable Rate,
 3.86%, 9/13/01....................................   21,000,000     20,999,381
                                                                 --------------
TOTAL FLOATING RATE NOTES
 (Amortized Cost $1,289,709,682)................................  1,289,709,682
                                                                 --------------
Commercial Paper (43.90%)
Asset Portfolio Funding Corp.:
 4.675%, 7/11/01...................................   22,898,000     22,871,238
 4.26%, 7/25/01....................................  111,745,000    111,440,867
 3.63%, 9/20/01....................................   50,000,000     49,596,667
 3.77%, 12/10/01...................................   56,674,000     55,718,461

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2001

Commercial Paper, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

BAE Systems Holdings, Inc.,
 4.69%, 7/6/01..................................... $ 55,000,000 $   54,971,339
Bavaria Trust Corp.:
 3.90%, 7/2/01.....................................   70,000,000     70,000,000
 3.90%, 7/6/01.....................................  150,000,000    149,935,000
 4.72%, 7/16/01....................................   50,000,000     49,909,194
Bayerische Hypo-und Vereinsbank AG,
 5.23%, 7/10/01....................................   40,000,000     39,953,511
BBL North America Funding Corp.:
 3.75%, 7/24/01....................................   60,000,000     59,862,500
 3.68%, 8/20/01....................................   50,000,000     49,749,556
 3.675%, 8/22/01...................................  100,000,000     99,479,375
Cafco,
 3.94%, 7/26/01....................................   14,000,000     13,963,227
Citicorp,
 3.79%, 7/24/01....................................   30,000,000     29,930,517
Compass Securitization Llc:
 4.65%, 7/13/01....................................   50,000,000     49,928,958
 3.97%, 8/20/01....................................   20,525,000     20,414,091
Credit Suisse First Boston:
 5.09%, 7/23/01....................................   50,000,000     49,851,542
 5.10%, 7/23/01....................................   20,000,000     19,940,500
 5.12%, 7/6/01.....................................   60,000,000     59,965,867
Depfa Bank Europe Plc:
 4.25%, 7/23/01....................................  100,000,000     99,752,083
 4.25%, 7/26/01....................................  100,000,000     99,716,667
 4.29%, 7/24/01....................................  100,000,000     99,737,833
Dexia Delaware Llc,
 4.15%, 7/24/01....................................   37,000,000     36,906,164
Dorada Finance Inc.,
 4.68%, 7/16/01....................................   25,000,000     24,954,500
Du Pont (EI) De Nemours & Co.:
 3.93%, 7/19/01....................................   20,640,000     20,601,696
 3.67%, 8/24/01....................................   14,030,000     13,954,195
 3.65%, 8/29/01....................................   10,000,000      9,941,194
Falcon Asset Securitization Corp.,
 3.98%, 7/12/01....................................   20,000,000     19,977,889
Fortis Funding Llc,
 3.82%, 7/27/01....................................   50,000,000     49,867,361
Ge Capital International Funding Inc.:
 3.91%, 7/5/01.....................................   60,000,000     59,980,450
 4.68%, 7/10/01....................................   30,000,000     29,968,800
 3.97%, 7/19/01....................................   55,000,000     54,896,890
 3.83%, 8/10/01....................................   60,000,000     59,751,050
 3.80%, 10/26/01...................................   40,000,000     39,510,222
Gillette Co.,
 4.85%, 8/21/01....................................   20,000,000     19,865,278
GMAC International Finance B.V.,
 4.15%, 7/2/01.....................................  100,000,000    100,000,000
Goldman Sachs & Co.:
 5.37%, 7/17/01....................................   30,000,000     29,932,875
 3.75%, 11/29/01...................................   25,000,000     24,609,375
 3.75%, 11/30/01...................................   55,000,000     54,134,896
Hitachi America Capital, Ltd.,
 3.85%, 7/17/01....................................    7,000,000      6,988,771
J.P. Morgan Chase & Co.,
 4.14%, 7/2/01.....................................  100,000,000    100,000,000

Commercial Paper, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

K2 (USA) Llc:
 5.16%, 7/20/01.................................... $ 10,500,000 $   10,472,910
 4.86%, 7/16/01....................................   24,500,000     24,453,695
 4.75%, 9/4/01.....................................   19,000,000     18,839,556
 4.79%, 9/10/01....................................   56,000,000     55,478,422
 4.55%, 9/24/01....................................   16,850,000     16,671,109
 3.81%, 1/10/02....................................   25,000,000     24,492,000
 3.62%, 1/11/02....................................   17,000,000     16,670,077
 3.62%, 2/15/02....................................   17,000,000     16,610,247
Mellon Financial Corp.,
 3.91%, 7/27/01....................................   30,000,000     29,918,542
Monte Rosa Capital Corp.:
 3.97%, 7/16/01....................................   50,000,000     49,922,806
 3.94%, 7/18/01....................................   50,000,000     49,912,444
Moriarty Ltd:
 4.80%, 9/4/01.....................................   18,000,000     17,846,400
 4.56%, 9/26/01....................................   50,000,000     49,455,333
 5.14%, 7/19/01....................................   13,150,000     13,118,082
 5.13%, 8/20/01....................................   65,000,000     64,546,138
National Rural Utilities Cfc.,
 3.90%, 7/27/01....................................   40,000,000     39,891,667
Old Line Funding Corp.,
 3.93%, 7/27/01....................................   50,000,000     49,863,542
Panasonic Finance, Inc.,
 4.145%, 7/2/01....................................   75,000,000     75,000,000
Pennine Funding Llc:
 4.26%, 7/23/01....................................   50,000,000     49,875,750
 4.30%, 8/1/01.....................................   47,500,000     47,329,792
 3.73%, 8/13/01....................................  101,130,000    100,687,641
 3.94%, 9/24/01....................................   15,000,000     14,862,100
 4.55%, 9/25/01....................................   78,000,000     77,161,381
 3.75%, 11/20/01...................................   25,000,000     24,632,812
Quincy Capital Corp.,
 3.76%, 7/24/01....................................   89,391,000     89,185,599
Receivables Capital Corp.:
 3.85%, 7/13/01....................................  100,000,000     99,882,361
 3.85%, 7/16/01....................................   46,000,000     45,931,128
 3.83%, 7/19/01....................................   11,850,000     11,828,568
 4.29%, 7/27/01....................................   15,000,000     14,955,313
Rio Tinto Finance Ltd.:
 4.15%, 7/2/01.....................................   10,000,000     10,000,000
 3.90%, 7/3/01.....................................   70,538,000     70,530,327
Scaldis Capital Ltd.:
 3.95%, 7/12/01....................................    5,621,000      5,614,833
 4.25%, 9/21/01....................................   25,000,000     24,744,063
 4.18%, 10/10/01...................................   25,483,000     25,187,114
Sheffield Receivables Corp.:
 5.92%, 7/2/01.....................................   30,000,000     30,000,000
 3.81%, 7/20/01....................................   80,000,000     79,847,600
 3.92%, 11/21/01...................................   25,000,000     24,613,444
 3.70%, 12/17/01...................................   15,715,000     15,443,654
Sony Capital Corp.,
 3.85%, 7/13/01....................................   30,000,000     29,964,708
Svenska Handelsbanken, Inc.,
 3.77%, 1/4/02.....................................   20,000,000     19,610,433

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
(Unaudited)                                                        June 30, 2001

Commercial Paper, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Thames Asset Global Securitization No. 1:
 3.96%, 7/10/01.................................... $ 23,414,000 $   23,393,396
 3.94%, 7/27/01....................................   23,382,000     23,318,024
 3.92%, 8/1/01.....................................   25,455,000     25,371,847
 3.72%, 8/7/01.....................................   38,601,000     38,457,404
 3.77%, 9/17/01....................................   16,390,000     16,257,837
Three Rivers Funding,
 3.79%, 7/20/01....................................   35,000,000     34,933,675
Transamerica Finance Corp.,
 4.69%, 7/9/01.....................................   10,000,000      9,990,881
Tulip Funding Corp.:
 3.79%, 7/20/01....................................  137,859,000    137,597,757
 4.57%, 9/4/01.....................................   12,058,000     11,960,035
Verizon Network Funding Corp.:
 3.72%, 8/3/01.....................................   47,500,000     47,342,933
 3.97%, 7/31/01....................................   50,000,000     49,840,097
Volkswagen Financial Services AG,
 4.14%, 7/2/01.....................................  100,000,000    100,000,000
Wells Fargo Bank, N.A.,
 3.98%, 7/20/01....................................  100,000,000     99,801,000
                                                                 --------------
TOTAL COMMERCIAL PAPER
 (Amortized Cost $4,265,847,076)................................  4,265,847,076
                                                                 --------------
Money Market Funds (8.66%)
Dreyfus Cash Management Fund.......................  250,000,000    250,000,000
J.P. Morgan Institutional Prime Money Fund.........  205,000,000    205,000,000
Liquid Assets Portfolio............................  211,381,000    211,381,000
Prime Cash Obligation Fund.........................  125,000,000    125,000,000
Prime Obligation Fund..............................   50,000,000     50,000,000
                                                                 --------------
TOTAL MONEY MARKET FUNDS
 (Amortized Cost $841,381,000)..................................    841,381,000
                                                                 --------------
Funding Agreements(/1/) (2.42%)
Allstate Life Insurance,
 Quarterly Variable Rate,/2/,/3/
 4.966%, 7/2/01....................................   45,000,000     45,000,000
First Allmerica Financial Life
 Insurance:
 Quarterly Variable Rate,/2/,/3/
 4.444%, 8/1/01....................................   15,000,000     15,000,000
 4.444%, 2/1/02....................................   45,000,000     45,000,000
GE Capital Assurance,
 Quarterly Variable Rate,/2/,/3/
 4.07%, 3/1/02.....................................   20,000,000     20,000,000
GE Life & Annuity Assurance Co.,
 Quarterly Variable Rate,/2/,/3/
 4.08%, 9/4/01.....................................   40,000,000     40,000,000
Travelers Insurance Co.,
 Quarterly Variable Rate,/2/,/3/
 4.946%, 2/25/02...................................   40,000,000     40,000,000
 4.959%, 4/2/02....................................   30,000,000     30,000,000
                                                                 --------------
TOTAL FUNDING AGREEMENTS(/1/)
 (Amortized Cost $235,000,000)..................................    235,000,000
                                                                 --------------

US Government Agency Discount Notes (0.33%)
                                                    Principal
Security                                              Amount         Value
--------                                           ------------  --------------

FREDN,
 4.87%, 7/20/01................................... $ 32,371,000  $   32,292,177
                                                                 --------------
TOTAL US GOVERNMENT AGENCY DISCOUNT NOTES
 (Amortized Cost $32,292,177)..................................      32,292,177
                                                                 --------------
Agency Discount Notes (0.10%)
FFCB,
 4.54%, 2/26/02...................................   10,000,000       9,698,594
                                                                 --------------
TOTAL DEPOSIT NOTES
 (Amortized Cost $9,698,594)...................................       9,698,594
                                                                 --------------
Federal Home Loan Bank (0.45%)
 4.35%, 6/11/02...................................   10,000,000      10,000,000
 5.25%, 5/1/02....................................   33,000,000      33,267,898
                                                                 --------------
FEDERAL HOME LOAN BANK
 (Amortized Cost $43,267,898)..................................      43,267,898
                                                                 --------------
Federal Home Loan Mortgage (0.77%)
 4.25%, 5/29/02...................................   10,000,000      10,000,000
 7.25%, 5/15/02...................................   19,465,000      20,015,164
 4.80%, 4/23/02...................................   25,000,000      25,000,000
 3.90%, 7/3/02....................................   20,000,000      19,996,800
                                                                 --------------
TOTAL FEDERAL HOME LOAN MORTGAGE
 (Amortized Cost $75,011,964)..................................      75,011,964
                                                                 --------------
Federal National Mortgage Association (0.61%)
 6.375%, 1/16/02..................................   30,000,000      30,361,434
 3.91%, 3/22/02...................................   30,000,000      29,143,058
                                                                 --------------
TOTAL FEDERAL NATIONAL
 MORTGAGE ASSOCIATION
 (Amortized Cost $59,504,492)..................................      59,504,492
                                                                 --------------
TOTAL INVESTMENTS
 (Amortized Cost $9,860,238,976)..................       101.47% $9,860,238,976
Liabilities in Excess
 of Other Assets..................................        (1.47)   (143,109,845)
                                                        -------
                                                                 --------------
NET ASSETS........................................       100.00% $9,717,129,131
                                                         ======
                                                                 ==============

-----
/1/Stated maturity is final maturity not next reset date.
/2/Illiquid security.
/3/Funding agreement subject to a thirty or ninety day demand feature.
Abbreviations:
FREDN - Freddie Mac Discount Note
FFCB - Federal Farm Credit Bank
              See accompanying notes to the financial statements.

Cash Management Portfolio
(Unaudited)


 Statement of Assets and Liabilities
                                                                   June 30, 2001

Assets
 Investments at value (amortized cost $9,860,238,976)...........  $9,860,238,976
 Interest receivable............................................      36,770,186
 Cash...........................................................         633,639
                                                                  --------------
 Total Assets...................................................   9,897,642,801
Liabilities
 Payable for securities purchased...............................     178,986,293
 Due to advisor.................................................       1,441,198
 Accrued expenses and other.....................................          86,179
                                                                  --------------
 Total Liabilities..............................................     180,513,670
                                                                  --------------
Net Assets......................................................  $9,717,129,131
                                                                  ==============
Composition of Net Assets
 Paid-in capital................................................   9,717,129,131
                                                                  --------------
Net Assets......................................................  $9,717,129,131
                                                                  ==============

 Statement of Operations
                                          For the six months ended June 30, 2001

Investment Income
 Interest........................................................  $227,090,080
 Dividends.......................................................    13,194,407
                                                                   ------------
 Total investment income.........................................   240,284,487
Expenses
 Advisory fees...................................................     6,753,418
 Administration and services fees................................     2,251,139
 Professional fees...............................................        41,169
 Trustees fees...................................................         4,451
 Miscellaneous...................................................        67,299
                                                                   ------------
 Total expenses..................................................     9,117,476
 Less: fee waivers and/or expense reimbursements.................    (1,013,359)
                                                                   ------------
 Net expenses....................................................     8,104,117
                                                                   ------------
Net Investment Income............................................   232,180,370
Net Realized Gain from Investment Transactions...................       241,637
                                                                   ------------
Net Increase in Net Assets from Operations.......................  $232,422,007
                                                                   ============

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Statements of Changes in Net Assets

                                              For the six          For the
                                              months ended       year ended
                                             June 30, 2001    December 31, 2000
                                            ----------------  -----------------
                                              (Unaudited)
Increase in Net Assets from:
Operations
 Net investment income..................... $    232,180,370  $    536,614,712
 Net realized gain from investment
  transactions.............................          241,637           157,476
                                            ----------------  ----------------
 Net increase in net assets from
  operations...............................      232,422,007       536,772,188
                                            ----------------  ----------------
Capital Transactions in Shares of
 Beneficial Interest
 Proceeds from capital invested............   25,114,426,894    54,040,544,759
 Value of capital withdrawn................  (24,435,416,788)  (51,872,337,295)
                                            ----------------  ----------------
 Net increase in net assets from capital
  transactions in shares of beneficial
  interest.................................      679,010,106     2,168,207,464
                                            ----------------  ----------------
 Total increase in net assets..............      911,432,113     2,704,979,652
Net Assets
 Beginning of period.......................    8,805,697,018     6,100,717,366
                                            ----------------  ----------------
 End of period............................. $  9,717,129,131  $  8,805,697,018
                                            ================  ================

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Financial Highlights

                             For the six                For the years ended December 31,
                             months ended    ----------------------------------------------------------
                          June 30, 2001(/1/)    2000        1999        1998        1997        1996
                          ------------------ ----------  ----------  ----------  ----------  ----------
Supplemental Data and
 Ratios:
Net assets, end of
 period (000s omitted)..      $9,717,129     $8,805,697  $6,100,717  $5,464,253  $4,039,725  $3,261,910
Ratios to average net
 assets:
 Net investment income..            5.19%/2/       6.28%       5.04%       5.37%       5.43%       5.27%
 Expenses after waivers
  and/or
  reimbursements........            0.18%/2/       0.18%       0.18%       0.18%       0.18%       0.18%
 Expenses before waivers
  and/or
  reimbursements........            0.20%/2/       0.20%       0.20%       0.20%       0.20%       0.20%

-----
/1/Unaudited.
/2/Annualized.
              See accompanying notes to the financial statements.

Cash Management Portfolio

                         Notes to Financial Statements
                                  (Unaudited)

Note 1--Organization and Significant Accounting Policies

A.Organization

  The Cash Management Portfolio (the "Portfolio'), is registered under the Investment Company Act of 1940 (the "Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and began operations on July 23, 1990.

B.Valuation of Securities

  Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C.Securities Transactions and Interest Income

  Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.Repurchase Agreements

  The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

  The Portfolio may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E.Federal Income Taxes

  The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

  Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

  During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

  In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.
                                   Continued

Cash Management Portfolio

                  Notes to Financial Statements, (concluded)
                                  (Unaudited)

Note 3--Line of Credit Agreement

  The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the six months ended June 30, 2001.

ProFunds/SM/

   Post Office Mailing Address for Investments
       P.O. Box 182800
       Columbus, OH 43218-2800

   Phone Numbers
       For Financial Professionals:      (888) PRO-5717       (888) 776-5717
       For All Others:                   (888) PRO-FNDS       (888) 776-3637
       Or:                               (614) 470-8122
       Fax Number:                       (800) 782-4797

   Website Address
       www.profunds.com




This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.






6/01

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